UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-58433

Marshall Funds, Inc., d/b/a BMO Funds

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue, Suite 200

                    Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

John M. Blaser

BMO Asset Management Corp.

111 East Kilbourn Avenue, Suite 200

                Milwaukee, WI 53202

(Name and address of agent for service)

Copies to:

Michael P. O’Hare, Esq.

Stradley, Ronon, Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: February 28, 2013

Item 1.  Reports to Stockholders.

BMO Funds

Semi-Annual Report

February 28, 2013

Equity Funds

BMO Low Volatility Equity Fund

BMO Large-Cap Value Fund

BMO Dividend Income Fund

BMO Large-Cap Growth Fund

BMO Mid-Cap Value Fund

BMO Mid-Cap Growth Fund

BMO Small-Cap Value Fund

BMO Small-Cap Growth Fund

BMO Pyrford International Stock Fund

BMO Lloyd George Emerging Markets Equity Fund

Balanced Funds

BMO Pyrford Global Strategic Return Fund

Income Funds

BMO Ultra Short Tax-Free Fund

BMO Short Tax-Free Fund

BMO Short-Term Income Fund

BMO Short-Intermediate Bond Fund

BMO Intermediate Tax-Free Fund

BMO Government Income Fund

BMO TCH Corporate Income Fund

BMO Aggregate Bond Fund

BMO TCH Core Plus Bond Fund

BMO Monegy High Yield Bond Fund

Money Market Funds

BMO Government Money Market Fund

BMO Tax-Free Money Market Fund

BMO Prime Money Market Fund

Financial Information

Expense Example			2

Schedules of Investments:
BMO Low Volatility Equity Fund	4	BMO Ultra Short Tax-Free Fund	24
BMO Large-Cap Value Fund	5	BMO Short Tax-Free Fund	43
BMO Dividend Income Fund	7	BMO Short-Term Income Fund	48
BMO Large-Cap Growth Fund	9	BMO Short-Intermediate Bond Fund	52
BMO Mid-Cap Value Fund	11	BMO Intermediate Tax-Free Fund	54
BMO Mid-Cap Growth Fund	12	BMO Government Income Fund	79
BMO Small-Cap Value Fund	15	BMO TCH Corporate Income Fund	82
BMO Small-Cap Growth Fund	16	BMO Aggregate Bond Fund	85
BMO Pyrford International Stock Fund	18	BMO TCH Core Plus Bond Fund	88
BMO Lloyd George Emerging Markets Equity Fund	20	BMO Monegy High Yield Bond Fund	92
		BMO Government Money Market Fund	98
BMO Pyrford Global Strategic Return Fund	22	BMO Tax-Free Money Market Fund	99
		BMO Prime Money Market Fund	103

Notes to Schedules of Investments			106
Statements of Assets and Liabilities			108
Statements of Operations			113
Statements of Changes in Net Assets			118
Financial Highlights			125
Notes to Financial Statements			131

Shareholder Report Disclosure of Directors’ Approval of Advisory Contract			153

Not FDIC Insured	No Bank Guarantee	May Lose Value

Expense Example (Unaudited)

For the Six Months Ended February 28, 2013

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended February 28, 2013 (9/1/12-2/28/13).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Investor Class					Institutional Class
Fund	Beginning account value 9/1/12	Ending account value 2/28/13	Annualized Expense Ratio(1)		Expenses paid during period 9/1/12- 2/28/13(1)	Beginning account value 9/1/12	Ending account value 2/28/13	Annualized Expense Ratio(1)		Expenses paid during period 9/1/12- 2/28/13(1)
Low Volatility Equity Fund
Actual	$1,000.00	$1,064.00	0.90	%(2)	$3.82	$1,000.00	$1,065.00	0.65	%(2)	$2.79
Hypothetical (5% return before expenses)	1,000.00	1,021.30	0.90	(2)	3.74	1,000.00	1,022.29	0.65	(2)	2.74
Large-Cap Value Fund
Actual	1,000.00	1,113.40	1.24		6.49	1,000.00	1,114.10	0.99		5.18
Hypothetical (5% return before expenses)	1,000.00	1,018.86	1.24		6.20	1,000.00	1,020.10	0.99		4.95
Dividend Income Fund
Actual	1,000.00	1,088.10	0.90		4.65	1,000.00	1,089.10	0.65		3.36
Hypothetical (5% return before expenses)	1,000.00	1,020.55	0.90		4.50	1,000.00	1,021.78	0.65		3.25
Large-Cap Growth Fund
Actual	1,000.00	1,068.30	1.24		6.35	1,000.00	1,070.20	0.99		5.08
Hypothetical (5% return before expenses)	1,000.00	1,018.86	1.24		6.20	1,000.00	1,020.09	0.99		4.96
Mid-Cap Value Fund
Actual	1,000.00	1,150.60	1.24		6.61	1,000.00	1,152.90	0.99		5.28
Hypothetical (5% return before expenses)	1,000.00	1,018.86	1.24		6.20	1,000.00	1,020.10	0.99		4.95
Mid-Cap Growth Fund
Actual	1,000.00	1,150.50	1.23		6.57	1,000.00	1,152.00	0.98		5.25
Hypothetical (5% return before expenses)	1,000.00	1,018.89	1.23		6.17	1,000.00	1,020.12	0.98		4.92
Small-Cap Value Fund
Actual	1,000.00	1,193.20	1.24		6.72	1,000.00	1,194.70	0.99		5.37
Hypothetical (5% return before expenses)	1,000.00	1,018.87	1.24		6.19	1,000.00	1,020.10	0.99		4.95
Small-Cap Growth Fund
Actual	1,000.00	1,167.60	1.43		7.67	1,000.00	1,169.00	1.18		6.33
Hypothetical (5% return before expenses)	1,000.00	1,017.92	1.43		7.14	1,000.00	1,019.16	1.18		5.90
Pyrford International Stock Fund
Actual	1,000.00	1,100.30	1.24		6.46	1,000.00	1,101.50	0.99		5.16
Hypothetical (5% return before expenses)	1,000.00	1,018.85	1.24		6.21	1,000.00	1,020.09	0.99		4.96

Expense Example (Unaudited) (continued)

	Investor Class					Institutional Class
Fund	Beginning account value 9/1/12	Ending account value 2/28/13	Annualized Expense Ratio(1)		Expenses paid during period 9/1/12- 2/28/13(1)	Beginning account value 9/1/12	Ending account value 2/28/13	Annualized Expense Ratio(1)		Expenses paid during period 9/1/12- 2/28/13(1)
Lloyd George Emerging Markets Equity Fund
Actual	$1,000.00	$1,106.20	1.40%		$7.31	$1,000.00	$1,107.00	1.15%		$6.01
Hypothetical (5% return before expenses)	1,000.00	1,018.06	1.40		7.01	1,000.00	1,019.30	1.15		5.76
Pyrford Global Strategic Return Fund
Actual	1,000.00	1,008.80	1.24		6.18	1,000.00	1,009.80	0.99		4.93
Hypothetical (5% return before expenses)	1,000.00	1,018.85	1.24		6.21	1,000.00	1,020.09	0.99		4.96
Ultra Short Tax-Free Fund
Actual	1,000.00	1,004.20	0.55		2.73	1,000.00	1,004.50	0.30		1.49
Hypothetical (5% return before expenses)	1,000.00	1,022.28	0.55		2.76	1,000.00	1,023.51	0.30		1.50
Short Tax-Free Fund
Actual	1,000.00	1,014.30	0.55	(3)	1.37	1,000.00	1,014.70	0.40	(3)	0.99
Hypothetical (5% return before expenses)	1,000.00	1,023.64	0.55	(3)	1.38	1,000.00	1,024.01	0.40	(3)	1.00
Short-Term Income Fund
Actual	1,000.00	1,010.60	0.60		2.99	1,000.00	1,012.90	0.35		1.74
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.60		3.00	1,000.00	1,023.27	0.35		1.75
Short-Intermediate Bond Fund
Actual	1,000.00	1,009.30	0.80		3.99	1,000.00	1,010.60	0.55		2.74
Hypothetical (5% return before expenses)	1,000.00	1,021.03	0.80		4.01	1,000.00	1,022.27	0.55		2.76
Intermediate Tax-Free Fund
Actual	1,000.00	1,018.40	0.55		2.75	1,000.00	1,020.20	0.37		1.85
Hypothetical (5% return before expenses)	1,000.00	1,022.28	0.55		2.75	1,000.00	1,023.17	0.37		1.85
Government Income Fund
Actual	1,000.00	1,000.80	0.80		3.97	1,000.00	1,003.00	0.55		2.73
Hypothetical (5% return before expenses)	1,000.00	1,021.03	0.80		4.01	1,000.00	1,022.27	0.55		2.76
TCH Corporate Income Fund
Actual	1,000.00	1,035.70	0.70		3.52	1,000.00	1,036.70	0.51		2.56
Hypothetical (5% return before expenses)	1,000.00	1,021.54	0.70		3.49	1,000.00	1,022.49	0.51		2.54
Aggregate Bond Fund
Actual	1,000.00	1,007.30	0.80		3.99	1,000.00	1,008.50	0.55		2.75
Hypothetical (5% return before expenses)	1,000.00	1,021.03	0.80		4.02	1,000.00	1,022.27	0.55		2.76
TCH Core Plus Bond Fund
Actual	1,000.00	1,032.80	0.68		3.41	1,000.00	1,033.90	0.48		2.40
Hypothetical (5% return before expenses)	1,000.00	1,021.65	0.68		3.39	1,000.00	1,022.64	0.48		2.39
Monegy High Yield Bond Fund
Actual	1,000.00	1,050.20	0.90		4.58	1,000.00	1,050.50	0.65		3.31
Hypothetical (5% return before expenses)	1,000.00	1,020.54	0.90		4.51	1,000.00	1,021.77	0.65		3.26
Government Money Market Fund
Actual	1,000.00	1,000.10	0.17		0.84	1,000.00	1,000.10	0.17		0.83
Hypothetical (5% return before expenses)	1,000.00	1,024.16	0.17		0.85	1,000.00	1,024.17	0.17		0.84
Tax-Free Money Market Fund
Actual	1,000.00	1,000.10	0.33		1.63	1,000.00	1,000.80	0.20		0.99
Hypothetical (5% return before expenses)	1,000.00	1,023.37	0.33		1.65	1,000.00	1,024.01	0.20		1.00
Prime Money Market Fund
Actual	1,000.00	1,000.10	0.31		1.53	1,000.00	1,000.60	0.20		0.99
Hypothetical (5% return before expenses)	1,000.00	1,023.47	0.31		1.55	1,000.00	1,024.01	0.20		1.00

(1)	Expenses are equal to the Funds’ annualized expense ratios for the period September 1, 2012 through February 28, 2013, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(2)	Reflects operations for the period from September 28, 2012 (inception date) to February 28, 2013. The Fund’s Investor and Institutional class expense ratios are multiplied by 151/365 (to reflect the partial period).
(3)	Reflects operations for the period from November 29, 2012 (inception date) to February 28, 2013. The Fund’s Investor and Institutional class expense ratios are multiplied by 91/365 (to reflect the partial period).

February 28, 2013 (Unaudited)

Schedules of Investments	BMO Funds

Low Volatility Equity Fund

Description	Shares	Value
Common Stocks — 99.5%

Consumer Discretionary — 10.5%

Apparel Retail — 1.8%
Ross Stores, Inc.	32	$ 1,855
TJX Cos., Inc.	231	10,388

		12,243

Automotive Retail — 1.9%
AutoZone, Inc. (2)	28	10,644
O’Reilly Automotive, Inc. (2)	22	2,238

		12,882

Cable & Satellite — 0.2%
Time Warner Cable, Inc.	17	1,469

Department Stores — 1.3%
Dillard’s, Inc., Class A	78	6,215
Kohl’s Corp.	59	2,720

		8,935

General Merchandise Stores — 3.8%
Dollar General Corp. (2)	200	9,268
Dollar Tree, Inc. (2)	72	3,253
Family Dollar Stores, Inc.	33	1,899
Target Corp.	189	11,900

		26,320

Restaurants — 1.0%
McDonald’s Corp.	74	7,096

Specialty Stores — 0.5%
PetSmart, Inc.	52	3,386

Total Consumer Discretionary		72,331

Consumer Staples — 24.8%

Drug Retail — 0.4%
CVS Caremark Corp.	17	869
Walgreen Co.	41	1,678

		2,547

Food Distributors — 0.2%
Sysco Corp.	44	1,415

Food Retail — 2.0%
Kroger Co.	469	13,699

Household Products — 6.1%
Church & Dwight Co., Inc.	107	6,630
Clorox Co.	83	6,973
Colgate-Palmolive Co.	63	7,209
Kimberly-Clark Corp.	138	13,011
Procter & Gamble Co.	109	8,303

		42,126

Hypermarkets & Super Centers — 2.2%
Costco Wholesale Corp.	33	3,343
Wal-Mart Stores, Inc.	162	11,466

		14,809

Packaged Foods & Meats — 9.2%
Campbell Soup Co.	278	11,443
ConAgra Foods, Inc.	347	11,836
Flowers Foods, Inc.	22	620
General Mills, Inc.	260	12,025
Hershey Co.	126	10,501
Kellogg Co.	200	12,100
McCormick & Co., Inc.	27	1,816
Mondelez International, Inc.	100	2,765

		63,106

Description	Shares	Value
Common Stocks (continued)

Consumer Staples (continued)

Soft Drinks — 3.2%
Dr. Pepper Snapple Group, Inc.	237	$ 10,338
PepsiCo, Inc.	157	11,896

		22,234

Tobacco — 1.5%
Altria Group, Inc.	129	4,328
Lorillard, Inc.	36	1,387
Reynolds American, Inc.	111	4,849

		10,564

Total Consumer Staples		170,500

Energy — 0.8%

Integrated Oil & Gas — 0.8%
Exxon Mobil Corp.	61	5,463

Financials — 24.8%

Mortgage REIT’s — 1.6%
Annaly Capital Management, Inc.	517	8,008
Hatteras Financial Corp.	118	3,150

		11,158

Multi-Line Insurance — 1.2%
American National Insurance Co.	99	7,957

Property & Casualty Insurance — 4.1%
Allied World Assurance Co. Holdings AG	142	12,469
Erie Indemnity Co., Class A	37	2,708
ProAssurance Corp.	18	844
Travelers Cos., Inc.	30	2,413
W.R. Berkley Corp.	17	705
White Mountains Insurance Group, Ltd.	16	9,040

		28,179

Reinsurance — 7.1%
Everest Re Group, Ltd.	94	11,713
PartnerRe, Ltd.	148	13,207
RenaissanceRe Holdings, Ltd.	138	12,067
Validus Holdings, Ltd.	331	11,794

		48,781

Residential REIT’s — 3.2%
Home Properties, Inc.	183	11,423
Mid-America Apartment Communities, Inc.	155	10,763

		22,186

Retail REIT’s — 5.7%
Federal Realty Investment Trust	23	2,443
National Retail Properties, Inc.	353	12,161
Realty Income Corp.	285	13,010
Tanger Factory Outlet Centers	331	11,681

		39,295

Specialized Finance — 1.9%
CBOE Holdings, Inc.	363	13,039

Total Financials		170,595

Healthcare — 13.4%

Biotechnology — 0.6%
Amgen, Inc.	42	3,839

Healthcare Distributors — 3.1%
AmerisourceBergen Corp.	260	12,272
Cardinal Health, Inc.	32	1,479
McKesson Corp.	69	7,323

		21,074

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Low Volatility Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Healthcare Equipment — 1.4%
Becton, Dickinson and Co.	35	$ 3,082
C.R. Bard, Inc.	66	6,524

		9,606

Managed Healthcare — 0.2%
Humana, Inc.	25	1,706

Pharmaceuticals — 8.1%
Actavis, Inc. (2)	78	6,643
Bristol-Myers Squibb Co.	299	11,054
Eli Lilly & Co.	160	8,746
Forest Laboratories, Inc. (2)	123	4,526
Johnson & Johnson	156	11,873
Merck & Co., Inc.	131	5,598
Pfizer, Inc.	258	7,061

		55,501

Total Healthcare		91,726

Industrials — 1.6%

Aerospace & Defense — 1.6%
Lockheed Martin Corp.	122	10,736

Information Technology — 2.8%

Consulting & Other Services — 1.8%
Amdocs, Ltd.	335	12,217

Data Processing & Outsourced Services — 0.7%
Alliance Data Systems Corp. (2)	30	4,761

Internet Software & Services — 0.3%
Yahoo!, Inc. (2)	120	2,557

Total Information Technology		19,535

Materials — 0.4%

Specialty Chemicals — 0.4%
Sherwin-Williams Co.	16	2,586

Telecommunication Services — 3.8%

Integrated Telecommunication Services — 3.5%
AT&T, Inc.	310	11,132
Verizon Communications, Inc.	269	12,517

		23,649

Wireless Telecommunication Services — 0.3%
SBA Communications Corp., Class A (2)	32	2,276

Total Telecommunication Services		25,925

Utilities — 16.6%

Electric Utilities — 10.6%
American Electric Power Co., Inc.	278	13,008
Duke Energy Corp.	123	8,518
Entergy Corp.	139	8,654
NV Energy, Inc.	294	5,809
Pinnacle West Capital Corp.	120	6,713
PPL Corp.	244	7,520
Southern Co.	239	10,757
Westar Energy, Inc.	228	7,073
Xcel Energy, Inc.	164	4,707

		72,759

Multi-Utilities — 5.3%
CMS Energy Corp.	31	825
Consolidated Edison, Inc.	203	11,977
DTE Energy Co.	190	12,692
PG&E Corp.	249	10,617

		36,111

Description	Shares	Value
Common Stocks (continued)

Utilities (continued)

Water Utilities — 0.7%
American Water Works Co., Inc.	132	$ 5,207

Total Utilities		114,077

Total Common Stocks (identified cost $646,045)		683,474

Short-Term Investments — 3.1%

Mutual Funds — 3.1%
BMO Prime Money Market Fund, Class I, 0.070% (10)	20,994	20,994

Total Short-Term Investments (identified cost $20,994)		20,994

Total Investments — 102.6% (identified cost $667,039)		704,468
Other Assets and Liabilities — (2.6)%		(17,788)

Total Net Assets — 100.0%		$686,680

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	10.5%
Consumer Staples	24.8
Energy	0.8
Financials	24.8
Healthcare	13.4
Industrials	1.6
Information Technology	2.8
Materials	0.4
Telecommunication Services	3.8
Utilities	16.6
Other Assets & Liabilities, Net	0.5

Total	100.0%

Large-Cap Value Fund

Description	Shares	Value
Common Stocks — 98.5%

Consumer Discretionary — 12.6%

Apparel Retail — 1.9%
Foot Locker, Inc.	43,731	$1,495,163
Gap, Inc. (1)	64,997	2,139,701

		3,634,864

Auto Parts & Equipment — 1.7%
Delphi Automotive PLC (2)	77,776	3,254,926

Cable & Satellite — 3.1%
DIRECTV Group, Inc., Class A (1)(2)	60,832	2,930,277
Time Warner Cable, Inc.	34,118	2,947,454

		5,877,731

Department Stores — 3.3%
Dillard’s, Inc., Class A (1)	39,501	3,147,440
Macy’s, Inc.	73,899	3,037,249

		6,184,689

Homefurnishing Retail — 0.5%
Bed Bath & Beyond, Inc. (1)(2)	16,390	930,132

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Schedule of Investments

Large-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)

Housewares & Specialties — 1.7%
Jarden Corp. (1)(2)	50,698	$ 3,148,853

Movies & Entertainment — 0.4%
Viacom, Inc., Class B	14,063	822,123

Total Consumer Discretionary		23,853,318

Consumer Staples — 9.0%

Agricultural Products — 1.5%
Ingredion, Inc.	42,825	2,835,015

Drug Retail — 1.3%
CVS Caremark Corp.	46,522	2,378,205

Food Retail — 1.7%
Kroger Co.	111,210	3,248,444

Household Products — 0.4%
Procter & Gamble Co.	10,808	823,353

Hypermarkets & Super Centers — 1.4%
Wal-Mart Stores, Inc. (1)	37,073	2,624,027

Packaged Foods & Meats — 1.2%
Tyson Foods, Inc., Class A	103,758	2,352,194

Soft Drinks — 1.5%
Coca-Cola Enterprises, Inc.	77,376	2,768,513

Total Consumer Staples		17,029,751

Energy — 16.5%

Integrated Oil & Gas — 9.8%
Chevron Corp. (1)	72,536	8,497,592
Exxon Mobil Corp.	101,470	9,086,639
Statoil ASA, ADR	39,900	994,707

		18,578,938

Oil & Gas-Drilling — 1.7%
Helmerich & Payne, Inc.	48,900	3,240,114

Oil & Gas-Exploration & Production — 0.6%
EOG Resources, Inc.	8,900	1,118,819

Oil & Gas-Refining & Marketing — 4.4%
Marathon Petroleum Corp.	10,808	895,767
Tesoro Corp.	56,737	3,190,889
Valero Energy Corp.	93,863	4,279,214

		8,365,870

Total Energy		31,303,741

Financials — 26.9%

Asset Management & Custody Banks — 4.1%
Ameriprise Financial, Inc.	57,704	3,960,226
Franklin Resources, Inc.	19,500	2,754,375
Waddell & Reed Financial, Inc., Class A (1)	25,500	1,046,010

		7,760,611

Consumer Finance — 2.1%
Discover Financial Services	104,660	4,032,550

Diversified Banks — 3.7%
Wells Fargo & Co.	197,592	6,931,527

Investment Banking & Brokerage — 1.7%
Goldman Sachs Group, Inc.	21,871	3,275,401

Life & Health Insurance — 1.2%
Aflac, Inc.	46,651	2,330,217

Multi-line Insurance — 3.0%
American Financial Group, Inc.	36,466	1,603,045

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Multi-line Insurance (continued)
American International Group, Inc. (2)	58,999	$ 2,242,552
Assurant, Inc.	41,928	1,760,557

		5,606,154

Other Diversified Financial Services — 2.4%
JPMorgan Chase & Co.	94,084	4,602,589

Property & Casualty Insurance — 2.3%
Travelers Cos., Inc.	52,838	4,249,232

Real Estate Services — 1.3%
Jones Lang LaSalle, Inc. (1)	26,082	2,520,565

Regional Banks — 0.8%
Huntington Bancshares, Inc.	220,282	1,548,583

Reinsurance — 2.9%
Everest Re Group, Ltd.	16,252	2,025,162
PartnerRe, Ltd. (1)	38,411	3,427,797

		5,452,959

Retail REIT’s — 1.0%
Simon Property Group, Inc.	12,320	1,957,155

Specialized Finance — 0.4%
Moody’s Corp.	14,200	682,452

Total Financials		50,949,995

Healthcare — 11.1%

Biotechnology — 3.0%
Amgen, Inc.	41,818	3,822,583
United Therapeutics Corp. (1)(2)	31,796	1,901,719

		5,724,302

Healthcare Equipment — 1.1%
Zimmer Holdings, Inc. (1)	26,419	1,980,368

Healthcare Facilities — 1.5%
Community Health Systems, Inc. (1)	68,763	2,905,925

Pharmaceuticals — 5.5%
Eli Lilly & Co.	86,652	4,736,398
Mylan, Inc. (2)	25,200	746,172
Pfizer, Inc.	181,107	4,956,899

		10,439,469

Total Healthcare		21,050,064

Industrials — 6.4%

Aerospace & Defense — 2.9%
Lockheed Martin Corp.	35,426	3,117,488
Northrop Grumman Corp.	15,458	1,015,282
Raytheon Co. (1)	23,334	1,273,336

		5,406,106

Airlines — 2.0%
Southwest Airlines Co.	329,919	3,860,052

Electrical Components & Equipment — 0.3%
EnerSys, Inc. (1)(2)	14,616	597,502

Industrial Conglomerates — 1.2%
General Electric Co.	95,451	2,216,372

Total Industrials		12,080,032

Information Technology — 8.9%

Communications Equipment — 2.8%
Cisco Systems, Inc.	251,719	5,248,341

Computer Storage & Peripherals — 1.1%
Seagate Technology PLC (1)	63,919	2,055,635

Consulting & Other Services — 1.0%
Amdocs, Ltd.	51,554	1,880,175

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Large-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Data Processing & Outsourced Services — 1.6%
Alliance Data Systems Corp. (1)(2)	19,904	$ 3,158,566

Systems Software — 2.4%
Microsoft Corp.	26,026	723,523
Symantec Corp. (2)	162,117	3,800,022

		4,523,545

Total Information Technology		16,866,262

Materials — 3.0%

Diversified Chemicals — 1.1%
Huntsman Corp.	126,854	2,185,694

Fertilizers & Agricultural Chemicals — 1.9%
CF Industries Holdings, Inc.	17,958	3,606,505

Total Materials		5,792,199

Telecommunication Services — 0.7%

Integrated Telecommunication Services — 0.7%
AT&T, Inc. (1)	38,355	1,377,328

Utilities — 3.4%

Electric Utilities — 1.5%
Portland General Electric Co.	98,173	2,914,757

Independent Power Producers & Energy Traders — 1.9%
AES Corp.	304,723	3,540,881

Total Utilities		6,455,638

Total Common Stocks (identified cost $155,600,180)		186,758,328

Short-Term Investments — 19.2%

Collateral Pool Investments for Securities on Loan — 17.9%

Collateral pool allocation (12)		33,946,173

Mutual Funds — 1.3%
BMO Prime Money Market Fund, Class I, 0.070% (10)	2,429,113	2,429,113

Total Short-Term Investments (identified cost $36,375,286)		36,375,286

Total Investments — 117.7% (identified cost $191,975,466)		223,133,614
Other Assets and Liabilities — (17.7)%		(33,515,201)

Total Net Assets — 100.0%		$189,618,413

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	12.6%
Consumer Staples	9.0
Energy	16.5
Financials	26.9
Healthcare	11.1
Industrials	6.4
Information Technology	8.9
Materials	3.0
Telecommunication Services	0.7
Utilities	3.4
Other Assets & Liabilities, Net	1.5

Total	100.0%

Dividend Income Fund

Description	Shares	Value
Common Stocks — 97.3%

Consumer Discretionary — 10.9%

Apparel Retail — 0.6%
Limited Brands, Inc. (1)	13,743	$ 625,581

Cable & Satellite — 3.2%
Comcast Corp., Class A	39,976	1,590,645
Time Warner Cable, Inc.	18,750	1,619,813

		3,210,458

Department Stores — 0.8%
Macy’s, Inc.	19,307	793,518

Distributors — 0.9%
Genuine Parts Co.	13,009	924,029

Home Furnishings — 1.6%
Leggett & Platt, Inc. (1)	50,929	1,557,409

Home Improvement Retail — 1.3%
Home Depot, Inc.	18,489	1,266,497

Leisure Products — 1.5%
Mattel, Inc. (1)	37,504	1,528,288

Specialty Stores — 1.0%
Staples, Inc. (1)	73,319	966,344

Total Consumer Discretionary		10,872,124

Consumer Staples — 11.4%

Household Products — 1.6%
Kimberly-Clark Corp.	17,081	1,610,397

Hypermarkets & Super Centers — 0.7%
Wal-Mart Stores, Inc. (1)	9,387	664,412

Packaged Foods & Meats — 2.9%
ConAgra Foods, Inc.	41,980	1,431,937
Kraft Foods Group, Inc.	31,138	1,509,259

		2,941,196

Soft Drinks — 1.0%
Coca-Cola Co.	14,081	545,216
PepsiCo, Inc.	6,684	506,447

		1,051,663

Tobacco — 5.2%
Altria Group, Inc. (1)	63,550	2,132,103
Lorillard, Inc.	30,458	1,173,851
Philip Morris International, Inc.	20,051	1,839,679

		5,145,633

Total Consumer Staples		11,413,301

Energy — 11.8%

Integrated Oil & Gas — 3.3%
Chevron Corp. (1)	21,507	2,519,545
Occidental Petroleum Corp.	10,011	824,206

		3,343,751

Oil & Gas-Exploration & Production — 3.2%
ConocoPhillips (1)	26,865	1,556,827
Marathon Oil Corp.	48,197	1,614,599

		3,171,426

Oil & Gas-Refining & Marketing — 1.4%
Marathon Petroleum Corp.	17,231	1,428,105

Oil & Gas-Storage & Transportation — 3.9%
Spectra Energy Corp. (1)	64,527	1,873,864

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Schedule of Investments

Dividend Income Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Energy (continued)

Oil & Gas-Storage & Transportation (continued)
Williams Cos., Inc.	56,922	$ 1,975,763

		3,849,627

Total Energy		11,792,909

Financials — 13.5%

Asset Management & Custody Banks — 1.4%
BlackRock, Inc.	3,909	937,183
Iron Mountain, Inc. (1)	14,605	503,872

		1,441,055

Consumer Finance — 2.8%
Discover Financial Services	25,284	974,192
SLM Corp.	96,742	1,835,196

		2,809,388

Diversified Banks — 1.9%
U.S. Bancorp	27,914	948,518
Wells Fargo & Co.	26,459	928,182

		1,876,700

Insurance Brokers — 1.2%
Marsh & McLennan Cos., Inc.	33,714	1,252,138

Life & Health Insurance — 0.8%
Prudential Financial, Inc.	14,452	803,098

Other Diversified Financial Services — 1.3%
JPMorgan Chase & Co.	26,724	1,307,338

Property & Casualty Insurance — 1.9%
ACE, Ltd.	12,149	1,037,403
Chubb Corp.	9,846	827,360

		1,864,763

Retail REIT’s — 0.9%
Simon Property Group, Inc. (1)	5,448	865,469

Specialized REIT’s — 1.3%
American Tower Corp.	6,270	486,552
Ventas, Inc.	11,640	823,879

		1,310,431

Total Financials		13,530,380

Healthcare — 13.8%

Biotechnology — 0.5%
Amgen, Inc.	5,625	514,181

Healthcare Distributors — 1.2%
Cardinal Health, Inc.	25,029	1,156,590

Healthcare Equipment — 1.4%
Baxter International, Inc.	8,819	596,164
Medtronic, Inc. (1)	18,712	841,292

		1,437,456

Pharmaceuticals — 10.7%
Bristol-Myers Squibb Co. (1)	38,848	1,436,211
Eli Lilly & Co.	30,639	1,674,728
Johnson & Johnson (1)	23,599	1,796,120
Merck & Co., Inc.	60,850	2,600,120
Pfizer, Inc.	114,563	3,135,589

		10,642,768

Total Healthcare		13,750,995

Description	Shares	Value
Common Stocks (continued)

Industrials — 9.3%

Aerospace & Defense — 2.2%
Honeywell International, Inc. (1)	11,085	$ 777,059
Lockheed Martin Corp.	16,069	1,414,072

		2,191,131

Air Freight & Logistics — 1.1%
United Parcel Service, Inc., Class B	13,840	1,143,876

Environmental & Facilities Services — 0.5%
Waste Management, Inc.	13,709	511,620

Industrial Conglomerates — 3.4%
General Electric Co.	144,159	3,347,372

Industrial Machinery — 1.1%
Eaton Corp. PLC (1)	18,400	1,140,248

Railroads — 1.0%
Norfolk Southern Corp.	13,045	952,937

Total Industrials		9,287,184

Information Technology — 7.4%

Communications Equipment — 1.1%
Cisco Systems, Inc.	51,598	1,075,818

Computer Hardware — 1.1%
Apple, Inc.	2,625	1,158,675

Consulting & Other Services — 0.6%
Accenture PLC, Class A (1)	7,748	576,141

Data Processing & Outsourced Services — 0.5%
Western Union Co.	35,580	499,188

Semiconductor Equipment — 1.3%
KLA-Tencor Corp.	23,076	1,263,642

Semiconductors — 1.5%
Intel Corp. (1)	71,621	1,493,298

Systems Software — 1.3%
CA, Inc.	20,500	502,045
Microsoft Corp.	28,624	795,747

		1,297,792

Total Information Technology		7,364,554

Materials — 4.4%

Diversified Chemicals — 2.5%
Eastman Chemical Co.	18,719	1,305,276
PPG Industries, Inc. (1)	8,571	1,154,170

		2,459,446

Specialty Chemicals — 0.9%
LyondellBasell Industries NV	16,369	959,551

Steel — 1.0%
Nucor Corp.	21,720	978,486

Total Materials		4,397,483

Telecommunication Services — 6.5%

Integrated Telecommunication Services — 6.5%
AT&T, Inc. (1)	82,829	2,974,389
CenturyLink, Inc. (1)	60,997	2,114,766
Verizon Communications, Inc. (1)	29,736	1,383,616

Total Telecommunication Services		6,472,771

Utilities — 8.3%

Electric Utilities — 5.0%
American Electric Power Co., Inc. (1)	29,351	1,373,333
Duke Energy Corp. (1)	12,260	849,005
FirstEnergy Corp.	19,064	752,647
Pepco Holdings, Inc.	40,768	827,183

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Dividend Income Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Utilities (continued)

Electric Utilities (continued)
PPL Corp.	38,950	$ 1,200,439

		5,002,607

Gas Utilities — 0.5%
ONEOK, Inc. (1)	11,169	502,493

Multi-Utilities — 2.8%
CenterPoint Energy, Inc.	44,137	945,856
CMS Energy Corp. (1)	39,506	1,051,254
DTE Energy Co.	12,241	817,699

		2,814,809

Total Utilities		8,319,909

Total Common Stocks (identified cost $87,922,984)		97,201,610

Short-Term Investments — 24.3%

Collateral Pool Investments for Securities on Loan — 22.0%

Collateral pool allocation (12)		21,976,339

Mutual Funds — 2.3%
BMO Prime Money Market Fund, Class I, 0.070% (10)	2,249,871	2,249,871

Total Short-Term Investments (identified cost $24,226,210)		24,226,210

Total Investments — 121.6% (identified cost $112,149,194)		121,427,820
Other Assets and Liabilities — (21.6)%		(21,576,919)

Total Net Assets — 100.0%		$99,850,901

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	10.9%
Consumer Staples	11.4
Energy	11.8
Financials	13.5
Healthcare	13.8
Industrials	9.3
Information Technology	7.4
Materials	4.4
Telecommunication Services	6.5
Utilities	8.3
Other Assets & Liabilities, Net	2.7

Total	100.0%

Large-Cap Growth Fund

Description	Shares	Value
Common Stocks — 98.6%

Consumer Discretionary — 13.7%

Apparel Retail — 0.7%
Chico’s FAS, Inc. (1)	45,553	$ 773,490
TJX Cos., Inc.	18,264	821,332

		1,594,822

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)

Apparel, Accessories & Luxury Goods — 1.9%
Hanesbrands, Inc. (1)(2)	98,289	$ 3,896,176

Automotive Retail — 0.9%
O’Reilly Automotive, Inc. (2)	17,926	1,823,791

Broadcasting — 0.5%
Scripps Networks Interactive, Inc., Class A	15,429	972,798

Cable & Satellite — 5.0%
Comcast Corp., Class A	137,066	5,453,856
Sirius XM Radio, Inc. (1)	350,918	1,087,846
Time Warner Cable, Inc.	44,130	3,812,391

		10,354,093

Homebuilding — 1.7%
Pulte Group, Inc. (1)(2)	189,943	3,643,107

Hotels, Resorts & Cruise Lines — 0.7%
Wyndham Worldwide Corp.	25,472	1,534,433

Internet Retail — 1.8%
Expedia, Inc.	58,630	3,742,939

Specialized Consumer Services — 0.5%
H&R Block, Inc. (1)	39,150	973,269

Total Consumer Discretionary		28,535,428

Consumer Staples — 9.5%

Agricultural Products — 1.7%
Ingredion, Inc.	53,399	3,535,014

Distillers & Vintners — 1.7%
Diageo PLC, ADR	29,210	3,496,729

Drug Retail — 0.4%
CVS Caremark Corp.	14,605	746,608

Food Retail — 0.4%
Whole Foods Market, Inc.	10,342	885,482

Household Products — 0.8%
Church & Dwight Co., Inc.	4,023	249,265
Colgate-Palmolive Co.	11,805	1,350,846

		1,600,111

Soft Drinks — 1.3%
Coca-Cola Co.	71,743	2,777,889

Tobacco — 3.2%
Philip Morris International, Inc.	73,284	6,723,807

Total Consumer Staples		19,765,640

Energy — 2.7%

Integrated Oil & Gas — 1.6%
Exxon Mobil Corp.	38,187	3,419,646

Oil & Gas-Refining & Marketing — 1.1%
HollyFrontier Corp.	39,232	2,204,838

Total Energy		5,624,484

Financials — 7.3%

Asset Management & Custody Banks — 1.6%
Affiliated Managers Group, Inc. (1)(2)	22,855	3,342,087

Consumer Finance — 0.2%
Discover Financial Services	9,523	366,921

Life & Health Insurance — 1.6%
Aflac, Inc.	65,597	3,276,570

Regional Banks — 1.4%
Signature Bank/New York (1)(2)	40,517	3,009,198

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Schedule of Investments

Large-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Specialized REIT’s — 2.5%
American Tower Corp.	40,117	$ 3,113,079
Extra Space Storage, Inc.	55,412	2,074,625

		5,187,704

Total Financials		15,182,480

Healthcare — 12.7%

Biotechnology — 6.9%
Alexion Pharmaceuticals, Inc. (2)	6,876	596,424
Amgen, Inc.	58,201	5,320,153
Biogen Idec, Inc. (2)	6,464	1,075,222
Celgene Corp. (2)	43,954	4,535,174
Gilead Sciences, Inc. (1)(2)	67,164	2,868,574

		14,395,547

Healthcare Equipment — 2.5%
ResMed, Inc. (1)	50,786	2,259,469
Thoratec Corp. (1)(2)	84,275	2,967,323

		5,226,792

Life Sciences Tools & Services — 0.3%
Life Technologies Corp. (2)	9,484	551,305

Pharmaceuticals — 3.0%
Actavis, Inc. (2)	16,583	1,412,208
Merck & Co., Inc.	21,815	932,155
Mylan, Inc. (1)(2)	134,504	3,982,664

		6,327,027

Total Healthcare		26,500,671

Industrials — 12.6%

Aerospace & Defense — 0.5%
TransDigm Group, Inc. (1)	6,489	923,644

Airlines — 1.0%
Southwest Airlines Co.	180,082	2,106,960

Construction & Farm Machinery & Heavy Trucks — 2.1%
Terex Corp. (1)(2)	18,445	605,181
Wabtec Corp.	38,598	3,774,498

		4,379,679

Electrical Components & Equipment — 3.3%
AMETEK, Inc.	59,768	2,500,096
Roper Industries, Inc. (1)	34,964	4,356,864

		6,856,960

Industrial Machinery — 0.7%
Snap-on, Inc.	18,457	1,481,543

Railroads — 2.5%
Union Pacific Corp.	38,563	5,287,373

Research & Consulting Services — 2.5%
Equifax, Inc.	70,323	3,876,204
Verisk Analytics, Inc., Class A (2)	22,151	1,296,276

		5,172,480

Total Industrials		26,208,639

Information Technology — 30.7%

Application Software — 1.5%
Synopsys, Inc. (2)	91,261	3,196,873

Communications Equipment — 4.7%
Cisco Systems, Inc.	195,461	4,075,362
QUALCOMM, Inc.	75,550	4,958,346
Riverbed Technology, Inc. (2)	46,529	710,963

		9,744,671

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Computer Hardware — 3.7%
Apple, Inc.	17,520	$ 7,733,328

Computer Storage & Peripherals — 0.6%
EMC Corp. (2)	28,981	666,853
NetApp, Inc. (2)	17,121	579,203

		1,246,056

Consulting & Other Services — 1.1%
Accenture PLC, Class A (1)	8,068	599,936
Cognizant Technology Solutions Corp., Class A (2)	8,180	627,979
International Business Machines Corp.	4,823	968,603

		2,196,518

Data Processing & Outsourced Services — 6.1%
Alliance Data Systems Corp. (1)(2)	27,381	4,345,091
Computer Sciences Corp.	31,401	1,508,190
MasterCard, Inc., Class A	1,380	714,592
Visa, Inc., Class A (1)	38,132	6,049,260

		12,617,133

Internet Software & Services — 5.7%
eBay, Inc. (2)	27,182	1,486,312
Google, Inc., Class A (2)	12,184	9,761,821
VeriSign, Inc. (1)(2)	13,719	628,330

		11,876,463

Semiconductor Equipment — 0.3%
KLA-Tencor Corp.	10,762	589,327

Systems Software — 7.0%
Microsoft Corp.	187,750	5,219,450
Oracle Corp. (1)	185,481	6,354,579
Red Hat, Inc. (2)	9,588	487,167
Symantec Corp. (2)	107,330	2,515,815

		14,577,011

Total Information Technology		63,777,380

Materials — 4.2%

Diversified Chemicals — 1.8%
Eastman Chemical Co.	25,800	1,799,034
Westlake Chemical Corp.	22,743	1,960,902

		3,759,936

Fertilizers & Agricultural Chemicals — 1.7%
CF Industries Holdings, Inc.	17,159	3,446,042

Forest Products — 0.7%
Louisiana-Pacific Corp. (2)	71,360	1,496,419

Total Materials		8,702,397

Telecommunication Services — 5.2%

Integrated Telecommunication Services — 2.9%
Verizon Communications, Inc. (1)	129,158	6,009,722

Wireless Telecommunication Services — 2.3%
Crown Castle International Corp. (2)	21,652	1,511,309
SBA Communications Corp., Class A (1)(2)	45,791	3,256,656

		4,767,965

Total Telecommunication Services		10,777,687

Total Common Stocks (identified cost $173,675,593)		205,074,806

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Large-Cap Growth Fund (continued)

Description	Shares	Value
Short-Term Investments — 16.8%

Collateral Pool Investments for Securities on Loan — 15.5%

Collateral pool allocation (12)		$ 32,035,921

Mutual Funds — 1.3%
BMO Prime Money Market Fund, Class I, 0.070% (10)	2,789,837	2,789,837

Total Short-Term Investments (identified cost $34,825,758)		34,825,758

Total Investments — 115.4% (identified cost $208,501,351)		239,900,564
Other Assets and Liabilities — (15.4)%		(31,991,401)

Total Net Assets — 100.0%		$207,909,163

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	13.7%
Consumer Staples	9.5
Energy	2.7
Financials	7.3
Healthcare	12.7
Industrials	12.6
Information Technology	30.7
Materials	4.2
Telecommunication Services	5.2
Other Assets & Liabilities, Net	1.4

Total	100.0%

Mid-Cap Value Fund

Description	Shares	Value
Common Stocks — 94.3%

Consumer Discretionary — 12.8%

Advertising — 2.0%
The Interpublic Group of Cos., Inc.	398,500	$ 5,092,830

Apparel Retail — 1.2%
Guess?, Inc. (1)	110,400	3,056,976

Auto Parts & Equipment — 1.9%
Visteon Corp. (2)	86,500	5,041,220

Automotive Retail — 1.7%
Advance Auto Parts, Inc.	57,700	4,404,818

Catalog Retail — 1.5%
Liberty Interactive Corp. (2)	188,500	3,935,880

Department Stores — 1.8%
Kohl’s Corp. (1)	100,400	4,628,440

Leisure Products — 1.2%
Hasbro, Inc. (1)	80,000	3,201,600

Specialty Stores — 1.5%
Staples, Inc. (1)	288,620	3,804,012

Total Consumer Discretionary		33,165,776

Consumer Staples — 4.0%

Agricultural Products — 1.4%
Darling International, Inc. (1)(2)	225,450	3,762,761

Description	Shares	Value
Common Stocks (continued)

Consumer Staples (continued)

Food Retail — 1.6%
Kroger Co.	138,900	$ 4,057,269

Packaged Foods & Meats — 1.0%
ConAgra Foods, Inc.	76,900	2,623,059

Total Consumer Staples		10,443,089

Energy — 9.6%

Oil & Gas-Drilling — 1.6%
Helmerich & Payne, Inc. (1)	62,200	4,121,372

Oil & Gas-Equipment & Services — 1.4%
Oil States International, Inc. (1)(2)	50,500	3,845,575

Oil & Gas-Exploration & Production — 6.6%
Cimarex Energy Co.	78,900	5,310,759
EQT Corp.	64,500	4,069,305
Noble Energy, Inc.	28,450	3,153,113
QEP Resources, Inc. (1)	149,600	4,556,816

		17,089,993

Total Energy		25,056,940

Financials — 21.2%

Asset Management & Custody Banks — 3.1%
Ameriprise Financial, Inc. (1)	56,700	3,891,321
Invesco, Ltd.	154,000	4,125,660

		8,016,981

Consumer Finance — 2.3%
Discover Financial Services	150,700	5,806,471

Diversified Banks — 1.4%
Comerica, Inc.	104,900	3,606,462

Investment Banking & Brokerage — 0.9%
TD Ameritrade Holding Corp. (1)	127,600	2,425,676

Property & Casualty Insurance — 1.6%
Axis Capital Holdings, Ltd.	104,100	4,239,993

Regional Banks — 4.8%
East West Bancorp, Inc. (1)	163,900	4,031,940
Fifth Third Bancorp (1)	344,110	5,450,702
First Niagara Financial Group, Inc.	352,300	2,881,814

		12,364,456

Reinsurance — 2.6%
PartnerRe, Ltd.	36,900	3,292,956
Reinsurance Group of America, Inc.	59,800	3,438,500

		6,731,456

Residential REIT’s — 2.9%
Camden Property Trust (1)	54,800	3,788,872
UDR, Inc. (1)	160,000	3,817,600

		7,606,472

Retail REIT’s — 1.6%
The Macerich Co. (1)	68,400	4,111,524

Total Financials		54,909,491

Healthcare — 8.3%

Healthcare Distributors — 2.0%
AmerisourceBergen Corp. (1)	109,000	5,144,800

Healthcare Equipment — 1.2%
Hologic, Inc. (1)(2)	148,910	3,250,705

Healthcare Services — 1.0%
DaVita HealthCare Partners, Inc. (2)	21,200	2,535,944

Life Sciences Tools & Services — 1.8%
Bruker Corp. (2)	264,500	4,639,330

Managed Healthcare — 2.3%
Cigna Corp.	102,900	6,015,534

Total Healthcare		21,586,313

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Schedule of Investments

Mid-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Industrials — 12.6%

Aerospace & Defense — 2.4%
L-3 Communications Holdings, Inc.	48,900	$ 3,729,603
Spirit Aerosystems Holdings, Inc., Class A (2)	150,100	2,613,241

		6,342,844

Construction & Engineering — 2.5%
Fluor Corp.	62,300	3,856,370
Jacobs Engineering Group, Inc. (1)(2)	52,500	2,564,100

		6,420,470

Environmental & Facilities Services — 1.7%
Republic Services, Inc. (1)	136,500	4,291,560

Human Resource & Employment Services — 1.7%
Manpower, Inc. (1)	79,500	4,340,700

Industrial Machinery — 4.3%
Dover Corp.	48,300	3,542,805
Eaton Corp. PLC (1)	61,800	3,829,746
Xylem, Inc.	140,850	3,873,375

		11,245,926

Total Industrials		32,641,500

Information Technology — 12.4%

Communications Equipment — 1.6%
InterDigital, Inc. (1)	93,380	4,146,072

Computer Storage & Peripherals — 3.3%
Lexmark International, Inc., Class A	138,200	3,043,164
NetApp, Inc. (2)	98,600	3,335,638
Seagate Technology PLC (1)	70,900	2,280,144

		8,658,946

Data Processing & Outsourced Services — 1.7%
Western Union Co.	309,000	4,335,270

Home Entertainment Software — 1.6%
Electronic Arts, Inc. (1)(2)	231,000	4,049,430

Office Electronics — 1.3%
Xerox Corp.	400,200	3,245,622

Systems Software — 1.5%
Check Point Software Technologies, Ltd. (1)(2)	75,300	3,954,003

Technology Distributors — 1.4%
Ingram Micro, Inc. (2)	198,100	3,736,166

Total Information Technology		32,125,509

Materials — 6.5%

Metal & Glass Containers — 1.4%
Ball Corp.	81,800	3,632,738

Paper Products — 1.8%
International Paper Co.	104,400	4,594,644

Specialty Chemicals — 1.7%
W.R. Grace & Co. (2)	63,400	4,538,172

Steel — 1.6%
Reliance Steel & Aluminum Co.	63,000	4,195,170

Total Materials		16,960,724

Telecommunication Services — 1.2%

Integrated Telecommunication Services — 1.2%
CenturyLink, Inc. (1)	89,246	3,094,159

Utilities — 5.7%

Electric Utilities — 3.1%
Edison International	96,400	4,630,092

Description	Shares	Value
Common Stocks (continued)

Utilities (continued)

Electric Utilities (continued)
Great Plains Energy, Inc.	159,800	$ 3,488,434

		8,118,526

Multi-Utilities — 2.6%
CMS Energy Corp. (1)	147,200	3,916,992
Sempra Energy (1)	34,800	2,706,048

		6,623,040

Total Utilities		14,741,566

Total Common Stocks (identified cost $189,825,957)		244,725,067

Short-Term Investments — 28.5%

Collateral Pool Investments for Securities on Loan — 22.8%

Collateral pool allocation (12)		59,226,416

Mutual Funds — 5.7%
BMO Prime Money Market Fund, Class I, 0.070% (10)	14,697,889	14,697,889

Total Short-Term Investments (identified cost $73,924,305)		73,924,305

Total Investments — 122.8% (identified cost $263,750,262)		318,649,372
Other Assets and Liabilities — (22.8)%		(59,113,216)

Total Net Assets — 100.0%		$259,536,156

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	12.8%
Consumer Staples	4.0
Energy	9.6
Financials	21.2
Healthcare	8.3
Industrials	12.6
Information Technology	12.4
Materials	6.5
Telecommunication Services	1.2
Utilities	5.7
Other Assets & Liabilities, Net	5.7

Total	100.0%

Mid-Cap Growth Fund

Description	Shares	Value
Common Stocks — 97.2%

Consumer Discretionary — 16.7%

Apparel Retail — 0.9%
Urban Outfitters, Inc. (1)(2)	52,800	$2,139,456

Apparel, Accessories & Luxury Goods — 2.5%
PVH Corp. (1)	27,770	3,383,774
VF Corp.	17,900	2,886,554

		6,270,328

Automotive Retail — 0.9%
O’Reilly Automotive, Inc. (2)	20,670	2,102,966

Broadcasting — 1.3%
Discovery Communications, Inc., Class A (1)(2)	44,500	3,263,185

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Mid-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)

Casinos & Gaming — 0.5%
MGM Resorts International (1)(2)	106,800	$ 1,333,932

Department Stores — 2.1%
Macy’s, Inc.	78,300	3,218,130
Nordstrom, Inc. (1)	38,100	2,065,782

		5,283,912

Distributors — 1.0%
LKQ Corp. (1)(2)	115,500	2,447,445

General Merchandise Stores — 0.8%
Dollar Tree, Inc. (2)	46,000	2,078,510

Hotels, Resorts & Cruise Lines — 2.7%
Marriott International, Inc., Class A	74,200	2,927,190
Wyndham Worldwide Corp.	60,700	3,656,568

		6,583,758

Movies & Entertainment — 1.6%
Lions Gate Entertainment Corp. (1)(2)	187,800	3,938,166

Restaurants — 1.2%
Dunkin’ Brands Group, Inc. (1)	80,860	3,003,949

Specialty Stores — 1.2%
Dick’s Sporting Goods, Inc.	60,600	3,030,000

Total Consumer Discretionary		41,475,607

Consumer Staples — 2.5%

Packaged Foods & Meats — 1.7%
Hershey Co.	26,600	2,216,844
The Hain Celestial Group, Inc. (1)(2)	39,400	2,157,150

		4,373,994

Soft Drinks — 0.8%
Fomento Economico Mexicano, SAB de C.V., ADR (1)	17,100	1,910,754

Total Consumer Staples		6,284,748

Energy — 10.2%

Oil & Gas-Drilling — 3.6%
Unit Corp. (1)(2)	195,119	8,874,012

Oil & Gas-Exploration & Production — 6.6%
Advantage Oil & Gas, Ltd. (2)	564,400	1,738,352
Energen Corp.	26,400	1,220,736
Laredo Petroleum Holdings, Inc. (1)(2)	266,610	4,569,695
LinnCo, LLC (1)	93,300	3,635,901
PDC Energy, Inc. (1)(2)	113,300	5,284,312

		16,448,996

Total Energy		25,323,008

Financials — 8.5%

Asset Management & Custody Banks — 4.5%
American Capital, Ltd. (2)	658,261	9,202,489
Ameriprise Financial, Inc.	29,200	2,003,996

		11,206,485

Real Estate Services — 0.7%
Jones Lang LaSalle, Inc. (1)	16,000	1,546,240

Residential REIT’s — 1.0%
American Campus Communities, Inc.	55,875	2,525,550

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Specialized REIT’s — 2.3%
American Tower Corp.	23,100	$ 1,792,560
Host Hotels & Resorts, Inc.	108,900	1,815,363
Pebblebrook Hotel Trust (1)	85,500	2,044,305

		5,652,228

Total Financials		20,930,503

Healthcare — 14.3%

Biotechnology — 2.0%
Alexion Pharmaceuticals, Inc. (2)	36,900	3,200,706
ARIAD Pharmaceuticals, Inc. (1)(2)	87,600	1,842,228

		5,042,934

Healthcare Equipment — 0.9%
Edwards Lifesciences Corp. (1)(2)	25,275	2,171,881

Healthcare Facilities — 0.5%
HealthSouth Corp. (1)(2)	55,400	1,336,248

Healthcare Services — 2.7%
Catamaran Corp. (1)(2)	65,500	3,518,005
MEDNAX, Inc. (1)(2)	38,300	3,279,246

		6,797,251

Healthcare Technology — 1.5%
Cerner Corp. (1)(2)	41,800	3,655,828

Life Sciences Tools & Services — 2.0%
Mettler-Toledo International, Inc. (1)(2)	9,500	2,021,600
PerkinElmer, Inc. (1)	83,500	2,853,195

		4,874,795

Pharmaceuticals — 4.7%
Actavis, Inc. (2)	39,600	3,372,336
Mylan, Inc. (1)(2)	101,400	3,002,454
Shire PLC, ADR	18,900	1,770,174
Valeant Pharmaceuticals International, Inc. (1)(2)	51,233	3,456,178

		11,601,142

Total Healthcare		35,480,079

Industrials — 24.5%

Aerospace & Defense — 1.5%
Triumph Group, Inc.	50,700	3,721,887

Building Products — 0.9%
Fortune Brands Home & Security, Inc. (2)	67,100	2,318,305

Construction & Engineering — 1.9%
Chicago Bridge & Iron Co. NV	51,900	2,781,321
Fluor Corp.	31,200	1,931,280

		4,712,601

Electrical Components & Equipment — 3.1%
AMETEK, Inc.	74,925	3,134,113
Rockwell Automation, Inc.	18,300	1,653,222
Roper Industries, Inc. (1)	23,800	2,965,718

		7,753,053

Industrial Conglomerates — 0.9%
Tyco International, Ltd.	70,200	2,247,102

Industrial Machinery — 2.5%
IDEX Corp. (1)	42,400	2,159,432
Snap-on, Inc.	33,500	2,689,045
Timken Co. (1)	25,200	1,368,864

		6,217,341

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Schedule of Investments

Mid-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Railroads — 2.2%
Genesee & Wyoming, Inc., Class A (2)	26,500	$ 2,372,280
Kansas City Southern	29,250	3,011,872

		5,384,152

Research & Consulting Services — 6.7%
Acacia Research Corp. (2)	315,800	8,829,768
Equifax, Inc.	38,500	2,122,120
Nielsen Holdings NV (2)	63,700	2,146,053
Verisk Analytics, Inc., Class A (2)	61,700	3,610,684

		16,708,625

Security & Alarm Services — 0.9%
The ADT Corp.	44,050	2,109,555

Trading Companies & Distributors — 1.7%
MSC Industrial Direct Co., Inc., Class A (1)	17,900	1,527,228
United Rentals, Inc. (1)(2)	49,700	2,654,477

		4,181,705

Trucking — 2.2%
Hertz Global Holdings, Inc. (1)(2)	159,200	3,176,040
J.B. Hunt Transport Services, Inc. (1)	32,900	2,287,208

		5,463,248

Total Industrials		60,817,574

Information Technology — 16.6%

Application Software — 4.3%
Ebix, Inc.	470,600	7,543,718
Intuit, Inc. (1)	47,600	3,069,248

		10,612,966

Communications Equipment — 0.6%
Riverbed Technology, Inc. (1) (2)	94,900	1,450,072

Consulting & Other Services — 1.7%
Cognizant Technology Solutions Corp., Class A (2)	28,200	2,164,914
Teradata Corp. (1) (2)	33,900	1,968,234

		4,133,148

Data Processing & Outsourced Services — 4.7%
Alliance Data Systems Corp. (1) (2)	20,600	3,269,014
FleetCor Technologies, Inc. (1) (2)	41,300	2,883,153
Total System Services, Inc.	132,200	3,141,072
Vantiv, Inc., Class A (1) (2)	107,300	2,334,848

		11,628,087

Electronic Components — 1.5%
Amphenol Corp., Class A	54,500	3,861,870

Internet Software & Services — 0.8%
Rackspace Hosting, Inc. (1) (2)	38,100	2,128,266

Semiconductors — 0.9%
Broadcom Corp., Class A	64,700	2,206,917

Systems Software — 2.1%
Check Point Software Technologies, Ltd. (1) (2)	61,200	3,213,612
Red Hat, Inc. (1) (2)	39,400	2,001,914

		5,215,526

Total Information Technology		41,236,852

Description	Shares or Warrants	Value
Common Stocks (continued)

Materials — 2.6%

Diversified Chemicals — 0.8%
FMC Corp.	35,200	$ 2,121,152

Specialty Chemicals — 0.8%
Celanese Corp.	40,100	1,878,685

Steel — 1.0%
Carpenter Technology Corp. (1)	50,200	2,370,946

Total Materials		6,370,783

Telecommunication Services — 1.3%

Wireless Telecommunication Services — 1.3%
Crown Castle International Corp. (1)(2)	44,700	3,120,060

Total Common Stocks (identified cost $170,629,145)		241,039,214

Warrants — 0.0%
Magnum Hunter Resource Corp., Exercise Price: $10.50, 10/14/2013 (1)(2)	38,880	—

Total Warrants (identified cost $0)		—

Short-Term Investments — 32.4%

Collateral Pool Investments for Securities on Loan — 29.6%
Collateral pool allocation (12)		73,335,803

Mutual Funds — 2.8%
BMO Prime Money Market Fund, Class I, 0.070% (10)	7,064,000	7,064,000

Total Short-Term Investments (identified cost $80,399,803)		80,399,803

Total Investments — 129.6% (identified cost $251,028,948)		321,439,017
Other Assets and Liabilities — (29.6)%		(73,405,360)

Total Net Assets — 100.0%		$248,033,657

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	16.7%
Consumer Staples	2.5
Energy	10.2
Financials	8.5
Healthcare	14.3
Industrials	24.5
Information Technology	16.6
Materials	2.6
Telecommunication Services	1.3
Warrants	0.0
Other Assets & Liabilities, Net	2.8

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Small-Cap Value Fund

Description	Shares	Value
Common Stocks — 90.6%

Consumer Discretionary — 12.8%

Apparel Retail — 4.1%
Aeropostale, Inc. (2)	56,600	$ 736,932
Guess?, Inc. (1)	24,150	668,714
The Finish Line, Inc., Class A	25,120	454,923

		1,860,569

Broadcasting — 1.6%
Sinclair Broadcast Group, Inc., Class A	53,091	747,521

Department Stores — 1.1%
Dillard’s, Inc., Class A (1)	6,350	505,968

Home Improvement Retail — 0.7%
Tile Shop Holdings, Inc. (1)(2)	17,000	299,710

Household Appliances — 1.2%
Helen of Troy, Ltd. (1)(2)	15,030	557,312

Publishing — 1.6%
Valassis Communications, Inc. (1)	25,940	713,091

Restaurants — 1.1%
Bob Evans Farms, Inc.	12,520	509,564

Specialized Consumer Services — 1.4%
Steiner Leisure, Ltd. (1)(2)	13,100	617,665

Total Consumer Discretionary		5,811,400

Consumer Staples — 1.4%

Agricultural Products — 1.4%
Darling International, Inc. (1)(2)	38,620	644,568

Energy — 7.6%

Coal & Consumable Fuels — 0.9%
Cloud Peak Energy, Inc. (1)(2)	23,400	401,076

Oil & Gas-Drilling — 1.1%
Atwood Oceanics, Inc. (1)(2)	10,050	514,058

Oil & Gas-Equipment & Services — 2.5%
Gulfmark Offshore, Inc., Class A (1)	10,400	371,488
Helix Energy Solutions Group, Inc. (1)(2)	26,880	629,261
Matrix Service Co. (2)	7,500	116,700

		1,117,449

Oil & Gas-Exploration & Production — 3.1%
Berry Petroleum Co., Class A (1)	11,100	508,047
Bill Barrett Corp. (1)(2)	19,060	344,033
Forest Oil Corp. (1)(2)	44,650	258,970
Matador Resources Co. (1)(2)	39,930	311,853

		1,422,903

Total Energy		3,455,486

Financials — 23.4%

Asset Management & Custody Banks — 0.9%
Fifth Street Finance Corp. (1)	37,560	401,892

Consumer Finance — 1.1%
Nelnet, Inc., Class A	14,900	494,382

Diversified Capital Markets — 2.9%
Encore Capital Group, Inc. (1)(2)	26,400	780,120
HFF, Inc., Class A (1)	29,790	546,944

		1,327,064

Life & Health Insurance — 1.2%
American Equity Investment Life Holding Co. (1)	39,570	549,232

Office REIT’s — 1.4%
CoreSite Realty Corp. (1)	19,360	627,264

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Property & Casualty Insurance — 1.2%
Tower Group, Inc. (1)	30,050	$ 560,432

Regional Banks — 6.7%
BBCN Bancorp, Inc. (1)	40,600	502,628
Hancock Holding Co.	20,800	628,160
PrivateBancorp, Inc.	36,500	653,715
SCBT Financial Corp. (1)	12,610	600,488
Susquehanna Bancshares, Inc. (1)	51,060	593,828
Western Alliance Bancorp (2)	5,100	67,830

		3,046,649

Reinsurance — 3.8%
Enstar Group, Ltd. (1)(2)	4,760	596,619
Maiden Holdings, Ltd. (1)	65,400	659,232
Montpelier Re Holdings, Ltd.	20,420	504,782

		1,760,633

Residential REIT’s — 1.5%
Mid-America Apartment Communities, Inc. (1)	9,730	675,651

Specialized REIT’s — 1.2%
LaSalle Hotel Properties (1)	22,220	564,166

Thrifts & Mortgage Finance — 1.5%
Ocwen Financial Corp. (1)(2)	17,100	674,082

Total Financials		10,681,447

Healthcare — 8.4%

Healthcare Services — 1.4%
BioScrip, Inc. (1)(2)	58,940	645,393

Healthcare Technology — 1.5%
MedAssets, Inc. (1)(2)	37,070	684,683

Life Sciences Tools & Services — 4.1%
Bio-Rad Laboratories, Inc., Class A (1)(2)	5,600	689,920
Bruker Corp. (2)	44,870	787,019
PAREXEL International Corp. (1)(2)	11,500	398,935

		1,875,874

Pharmaceuticals — 1.4%
Impax Laboratories, Inc. (1)(2)	31,530	625,240

Total Healthcare		3,831,190

Industrials — 14.9%

Aerospace & Defense — 1.4%
Moog, Inc., Class A (1)(2)	14,200	638,432

Commercial Printing — 0.9%
Deluxe Corp. (1)	10,700	424,576

Construction & Engineering — 2.5%
Aegion Corp. (1)(2)	21,500	516,645
EMCOR Group, Inc. (1)	16,100	620,977

		1,137,622

Construction & Farm Machinery & Heavy Trucks — 1.0%
Titan International, Inc. (1)	21,400	451,754

Electrical Components & Equipment — 1.0%
Belden, Inc.	8,900	448,204

Industrial Machinery — 4.7%
Actuant Corp., Class A (1)	13,830	420,570
Altra Holdings, Inc.	21,160	544,659
Flow International Corp. (2)	111,138	412,322
Kadant, Inc. (2)	11,724	287,824
LB Foster Co., Class A (1)	10,750	474,720

		2,140,095

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Schedule of Investments

Small-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Office Services & Supplies — 1.2%
Sykes Enterprises, Inc. (1)(2)	37,140	$ 551,900

Research & Consulting Services — 0.9%
FTI Consulting, Inc. (1) (2)	11,400	396,036

Trading Companies & Distributors — 1.3%
Rush Enterprises, Inc., Class A (1)(2)	23,900	585,550

Total Industrials		6,774,169

Information Technology — 14.1%

Communications Equipment — 1.7%
InterDigital, Inc. (1)	17,430	773,892

Computer Storage & Peripherals — 2.4%
Datalink Corp. (2)	47,053	488,410
Immersion Corp. (1)(2)	25,820	172,736
Lexmark International, Inc., Class A	20,850	459,117

		1,120,263

Data Processing & Outsourced Services — 2.6%
CSG Systems International, Inc. (2)	24,340	472,439
MoneyGram International, Inc. (1)(2)	43,846	710,744

		1,183,183

Home Entertainment Software — 1.4%
Electronic Arts, Inc. (1)(2)	35,450	621,439

Internet Software & Services — 0.5%
EarthLink, Inc.	38,830	225,602

Semiconductor Equipment — 1.1%
Tessera Technologies, Inc.	28,460	507,726

Semiconductors — 1.9%
CEVA, Inc. (1)(2)	31,800	481,134
Lattice Semiconductor Corp. (1)(2)	81,700	382,356

		863,490

Technology Distributors — 2.5%
Ingram Micro, Inc. (1)(2)	24,760	466,974
SYNNEX Corp. (1)(2)	17,720	675,663

		1,142,637

Total Information Technology		6,438,232

Materials — 6.0%

Paper Packaging — 1.7%
Graphic Packaging Holding Co. (1)(2)	100,950	749,049

Paper Products — 1.6%
KapStone Paper and Packaging Corp. (1)	27,620	735,797

Specialty Chemicals — 2.7%
Innophos Holdings, Inc. (1)	11,360	554,709
W.R. Grace & Co. (2)	9,700	694,326

		1,249,035

Total Materials		2,733,881

Utilities — 2.0%

Electric Utilities — 2.0%
Great Plains Energy, Inc.	18,740	409,094
Portland General Electric Co.	16,930	502,652

Total Utilities		911,746

Total Common Stocks (identified cost $35,937,904)		41,282,119

Short-Term Investments — 51.5%

Collateral Pool Investments for Securities on Loan — 43.5%

Collateral pool allocation (12)		19,814,384

Description	Shares	Value
Short-Term Investments (continued)

Mutual Funds — 8.0%
BMO Prime Money Market Fund, Class I, 0.070% (10)	3,651,999	$ 3,651,999

Total Short-Term Investments (identified cost $23,466,383)		23,466,383

Total Investments — 142.1% (identified cost $59,404,287)		64,748,502
Other Assets and Liabilities — (42.1)%		(19,187,805)

Total Net Assets — 100.0%		$45,560,697

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	12.8%
Consumer Staples	1.4
Energy	7.6
Financials	23.4
Healthcare	8.4
Industrials	14.9
Information Technology	14.1
Materials	6.0
Utilities	2.0
Other Assets & Liabilities, Net	9.4

Total	100.0%

Small-Cap Growth Fund

Description	Shares	Value
Common Stocks — 97.1%

Consumer Discretionary — 13.4%

Apparel Retail — 0.8%
Chico’s FAS, Inc. (1)	272,700	$ 4,630,446

Apparel, Accessories & Luxury Goods — 0.9%
Tumi Holdings, Inc. (1)(2)	246,800	5,834,352

Automotive Retail — 1.7%
Lithia Motors, Inc., Class A (1)	130,702	5,371,852
Sonic Automotive, Inc., Class A	215,500	4,814,270

		10,186,122

Broadcasting — 0.7%
Sinclair Broadcast Group, Inc., Class A	285,200	4,015,616

Home Improvement Retail — 0.7%
Tile Shop Holdings, Inc. (1)(2)	230,700	4,067,241

Internet Retail — 2.6%
Blue Nile, Inc. (1)(2)	286,700	9,727,731
HomeAway, Inc. (1)(2)	214,400	6,324,800

		16,052,531

Leisure Products — 2.1%
Arctic Cat, Inc. (1)(2)	360,000	13,078,800

Movies & Entertainment — 1.8%
Lions Gate Entertainment Corp. (1)(2)	538,750	11,297,588

Restaurants — 1.7%
Biglari Holdings, Inc. (2)	19,030	7,124,451
Ignite Restaurant Group, Inc. (1)(2)	224,900	3,157,596

		10,282,047

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Small-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)

Specialized Consumer Services — 0.4%
LifeLock, Inc. (1)(2)	223,860	$ 2,607,969

Total Consumer Discretionary		82,052,712

Consumer Staples — 1.3%

Food Retail — 0.5%
Fresh Market, Inc. (1)(2)	62,800	2,927,736

Packaged Foods & Meats — 0.8%
The Hain Celestial Group, Inc. (1)(2)	96,900	5,305,275

Total Consumer Staples		8,233,011

Energy — 11.6%

Oil & Gas-Drilling — 3.5%
Unit Corp. (1)(2)	464,331	21,117,774

Oil & Gas-Exploration & Production — 8.1%
Advantage Oil & Gas, Ltd. (1)(2)	2,935,200	9,040,416
Approach Resources, Inc. (1)(2)	412,200	10,201,950
Laredo Petroleum Holdings, Inc. (1)(2)	292,595	5,015,078
LinnCo, LLC (1)	90,600	3,530,682
Lone Pine Resources, Inc. (2)	1,111,800	1,145,154
Magnum Hunter Resources Corp. (1)(2)	1,580,500	6,116,535
PDC Energy, Inc. (1)(2)	274,710	12,812,474
Penn Virginia Corp.	475,800	1,936,506

		49,798,795

Total Energy		70,916,569

Financials — 13.0%

Asset Management & Custody Banks — 8.9%
American Capital, Ltd. (2)	1,649,900	23,065,602
ICG Group, Inc. (1)(2)	1,079,200	14,061,976
Safeguard Scientifics, Inc. (1)(2)(10)	1,163,700	17,618,418

		54,745,996

Multi-Sector Holdings — 2.1%
Pico Holdings, Inc. (2)	597,800	12,858,678

Specialized REIT’s — 2.0%
LaSalle Hotel Properties (1)	267,500	6,791,825
Summit Hotel Properties, Inc.	559,900	5,375,040

		12,166,865

Total Financials		79,771,539

Healthcare — 15.9%

Healthcare Equipment — 3.8%
ABIOMED, Inc. (1)(2)	175,800	2,819,832
DexCom, Inc. (1)(2)	412,000	6,151,160
Insulet Corp. (1)(2)	231,900	5,233,983
NxStage Medical, Inc. (1)(2)	172,680	1,937,470
Thoratec Corp. (1)(2)	143,500	5,052,635
Volcano Corp. (1)(2)	111,500	2,412,860

		23,607,940

Healthcare Facilities — 2.6%
Acadia Healthcare Co., Inc. (1)(2)	258,300	7,030,926
Emeritus Corp. (1)(2)	190,600	5,430,194
HealthSouth Corp. (1)(2)	139,000	3,352,680

		15,813,800

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Healthcare Services — 1.9%
HMS Holdings Corp. (1)(2)	128,500	$ 3,725,215
MEDNAX, Inc. (1)(2)	90,400	7,740,048

		11,465,263

Healthcare Supplies — 0.3%
OraSure Technologies, Inc. (2)	325,400	1,809,224

Life Sciences Tools & Services — 2.4%
ICON PLC ADR (1)(2)	220,600	6,873,896
PAREXEL International Corp. (1)(2)	225,200	7,812,188

		14,686,084

Managed Healthcare — 0.8%
Centene Corp. (1)(2)	116,400	5,240,328

Pharmaceuticals — 4.1%
Akorn, Inc. (1) (2)	532,755	7,352,019
Jazz Pharmaceuticals PLC (1)(2)	154,700	9,000,446
Pacira Pharmaceuticals, Inc. (1)(2)	235,600	5,150,216
Salix Pharmaceuticals, Ltd. (1)(2)	73,500	3,590,475

		25,093,156

Total Healthcare		97,715,795

Industrials — 18.8%

Aerospace & Defense — 3.8%
BE Aerospace, Inc. (2)	128,200	6,744,602
Hexcel Corp. (1)(2)	275,000	7,493,750
Triumph Group, Inc.	124,600	9,146,886

		23,385,238

Air Freight & Logistics — 0.7%
Hub Group, Inc., Class A (1)(2)	108,800	4,105,024

Building Products — 0.5%
Lennox International, Inc. (1)	58,100	3,431,967

Construction & Engineering — 2.0%
Chicago Bridge & Iron Co. NV	125,900	6,746,981
Foster Wheeler AG (2)	220,900	5,314,854

		12,061,835

Construction & Farm Machinery & Heavy Trucks — 0.7%
The Manitowoc Co., Inc. (1)	228,400	4,229,968

Diversified Support Services — 0.5%
Healthcare Services Group, Inc. (1)	118,300	2,851,030

Human Resource & Employment Services — 1.0%
On Assignment, Inc. (1)(2)	282,800	6,182,008

Industrial Machinery — 2.6%
Actuant Corp., Class A (1)	153,300	4,661,853
Altra Holdings, Inc.	132,611	3,413,407
Mueller Industries, Inc.	57,100	3,036,578
Trimas Corp. (1)(2)	169,200	4,854,348

		15,966,186

Research & Consulting Services — 4.7%
Acacia Research Corp. (1)(2)	909,100	25,418,436
Advisory Board Co. (1)(2)	73,900	3,754,859

		29,173,295

Trading Companies & Distributors — 2.3%
MSC Industrial Direct Co., Inc., Class A (1)	42,800	3,651,696
United Rentals, Inc. (1)(2)	120,500	6,435,905
Watsco, Inc.	51,500	4,010,305

		14,097,906

Total Industrials		115,484,457

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Schedule of Investments

Small-Cap Growth Fund (continued)

Description	Shares or Warrants	Value
Common Stocks (continued)

Information Technology — 21.6%

Application Software — 7.3%
ACI Worldwide, Inc. (1)(2)	98,400	$ 4,507,704
Aspen Technology, Inc. (1)(2)	299,500	9,212,620
Ebix, Inc. (1)	1,204,150	19,302,524
NICE Systems, Ltd. (1)(2)	162,700	5,744,937
Tangoe, Inc. (1)(2)	419,900	5,740,033

		44,507,818

Communications Equipment — 1.7%
Aruba Networks, Inc. (1)(2)	232,200	5,786,424
CalAmp Corp. (1)(2)	439,100	4,808,145

		10,594,569

Computer Storage & Peripherals — 0.3%
Electronics for Imaging, Inc. (1)(2)	85,100	1,962,406

Consulting & Other Services — 0.4%
MAXIMUS, Inc. (1)	35,100	2,554,578

Data Processing & Outsourced Services — 2.0%
Cardtronics, Inc. (1)(2)	300,200	7,913,272
ExlService Holdings, Inc. (1)(2)	136,100	4,119,747

		12,033,019

Internet Software & Services — 4.8%
Angie’s List, Inc. (1)(2)	807,950	13,783,627
Global Eagle Entertainment, Inc. (1)(2)	1,463,196	14,266,161
Rackspace Hosting, Inc. (1)(2)	31,000	1,731,660

		29,781,448

Semiconductors — 1.2%
CEVA, Inc. (1)(2)	210,000	3,177,300
Microsemi Corp. (1)(2)	213,800	4,410,694

		7,587,994

Systems Software — 3.9%
AVG Technologies (1)(2)	948,898	14,897,699
FleetMatics Group PLC (1)(2)	163,150	3,874,813
Proofpoint, Inc. (1)(2)	351,130	4,908,797

		23,681,309

Total Information Technology		132,703,141

Telecommunication Services — 1.5%

Alternative Carriers — 1.5%
8x8, Inc. (1)(2)	415,400	2,513,170
inContact, Inc. (1)(2)	968,900	6,578,831

Total Telecommunication Services		9,092,001

Total Common Stocks (identified cost $490,104,564)		595,969,225

Warrants — 0.0%
Magnum Hunter Resource Corp., Exercise Price: $10.50, 10/14/2013 (1)(2)	80,820	—

Total Warrants (identified cost $0)		—

Short-Term Investments — 47.8%

Collateral Pool Investments for Securities on Loan — 45.7%

Collateral pool allocation (12)		280,287,804

Description	Shares	Value
Short-Term Investments (continued)

Mutual Funds — 2.1%
BMO Prime Money Market Fund, Class I, 0.070% (10)	12,673,813	$ 12,673,813

Total Short-Term Investments (identified cost $292,961,617)		292,961,617

Total Investments — 144.9% (identified cost $783,066,181)		888,930,842
Other Assets and Liabilities — (44.9)%		(275,409,019)

Total Net Assets — 100.0%		$613,521,823

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	13.4%
Consumer Staples	1.3
Energy	11.6
Financials	13.0
Healthcare	15.9
Industrials	18.8
Information Technology	21.6
Telecommunication Services	1.5
Warrants	0.0
Other Assets & Liabilities, Net	2.9

Total	100.0%

Pyrford International Stock Fund

Description	Shares	Value
Common Stocks — 94.1%

Australia — 9.2%
Brambles, Ltd.	273,000	$ 2,439,990
Computershare, Ltd.	206,000	2,142,063
Newcrest Mining, Ltd.	71,050	1,644,528
QBE Insurance Group, Ltd.	106,500	1,455,536
Rio Tinto, Ltd.	16,200	1,109,510
Telstra Corp., Ltd.	145,000	679,826
Woodside Petroleum, Ltd.	60,900	2,332,738
Woolworths, Ltd.	58,200	2,076,533

		13,880,724

Belgium — 3.1%
Belgacom SA	60,800	1,699,470
Colruyt SA	61,090	3,010,391

		4,709,861

Finland — 1.1%
Kone OYJ, Class B	20,760	1,680,399

France — 8.6%
Air Liquide SA	24,073	2,929,136
Legrand SA	54,380	2,500,116
Sanofi	35,880	3,399,873
Total SA	83,990	4,199,166

		13,028,291

Germany — 6.4%
Adidas AG	18,280	1,665,808
Brenntag AG	8,786	1,252,585
Deutsche Post AG	74,420	1,669,677
SAP AG	32,300	2,523,830
Symrise AG	32,160	1,219,497
Wincor Nixdorf AG	24,700	1,251,993

		9,583,390

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Pyrford International Stock Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Hong Kong — 7.7%
ASM Pacific Technology, Ltd.	182,600	$ 2,415,643
China Mobile, Ltd.	204,500	2,251,831
CNOOC, Ltd.	1,368,000	2,691,691
Power Assets Holdings, Ltd.	253,000	2,260,676
VTech Holdings, Ltd.	174,800	2,021,708

		11,641,549

Ireland — 1.1%
CRH PLC	77,100	1,683,000

Israel — 1.3%
Bezeq Israeli Telecommunication Corp., Ltd.	462,480	592,771
Teva Pharmaceutical Industries, Ltd.	36,420	1,364,126

		1,956,897

Japan — 8.6%
KDDI Corp.	21,100	1,584,378
Makita Corp.	58,800	2,664,365
Mitsubishi Electric Corp.	246,000	2,003,776
Shin-Etsu Chemical Co., Ltd.	31,800	1,955,551
Sumitomo Rubber Industries, Ltd.	159,500	2,484,820
Toyota Tsusho Corp.	88,600	2,257,776

		12,950,666

Malaysia — 3.5%
Axiata Group Bhd	983,100	2,035,865
Lafarge Malayan Cement Bhd	265,400	838,150
Malayan Banking Bhd	781,000	2,312,296
Multi-Purpose Holdings Bhd	9,400	10,341

		5,196,652

Netherlands — 4.1%
Koninklijke Vopak NV	23,310	1,677,128
Reed Elsevier NV	162,710	2,472,638
Unilever NV	53,840	2,088,339

		6,238,105

Norway — 1.0%
Telenor ASA	67,030	1,443,188

Singapore — 4.8%
ComfortDelGro Corp., Ltd.	1,170,000	1,813,953
SembCorp Industries, Ltd.	257,000	1,097,812
Singapore Technologies Engineering, Ltd.	324,000	1,111,919
United Overseas Bank, Ltd.	116,000	1,787,209
Venture Corp., Ltd.	207,000	1,427,471

		7,238,364

Sweden — 2.2%
Atlas Copco AB, A Shares	62,670	1,821,746
Swedish Match AB	45,340	1,484,833

		3,306,579

Switzerland — 12.6%
Givaudan SA (2)	811	969,081
Nestle SA	67,780	4,736,573
Novartis AG	57,490	3,904,020
Panalpina Welttransport Holding AG (1)	10,580	1,116,358
Roche Holding AG	19,030	4,359,054
Schindler Holding AG	6,215	962,785

Description	Shares or Principal Amount	Value
Common Stocks (continued)

Switzerland (continued)
Syngenta AG	2,160	$ 917,418
Zurich Insurance Group AG (2)	7,260	1,986,760

		18,952,049

Taiwan — 2.6%
Advantech Co., Ltd.	267,400	1,189,787
Chunghwa Telecom Co., Ltd.	435,000	1,351,929
MediaTek, Inc.	126,000	1,416,446

		3,958,162

United Kingdom — 16.2%
BP PLC	248,000	1,676,850
British American Tobacco PLC	32,300	1,682,930
British Sky Broadcasting Group PLC	119,100	1,536,689
GlaxoSmithKline PLC	100,400	2,217,660
Legal & General Group PLC	792,100	1,923,850
National Grid PLC	147,400	1,631,258
Royal Dutch Shell PLC, A Shares	102,990	3,385,666
Royal Dutch Shell PLC, B Shares	68,700	2,317,362
SSE PLC	76,700	1,682,533
Tesco PLC	303,600	1,702,290
United Utilities Group PLC	149,900	1,675,981
Vodafone Group PLC	1,172,000	2,943,451

		24,376,520

Total Common Stocks (identified cost $125,595,200)		141,824,396

Preferred Stocks — 1.1%

Germany — 1.1%
Fuchs Petrolub AG	21,485	1,658,300

Total Preferred Stocks (identified cost $1,006,677)		1,658,300

Short-Term Investments — 13.4%

Collateral Pool Investments for Securities on Loan — 0.6%

Collateral pool allocation (12)		863,988
Repurchase Agreement — 12.8%
Agreement with Fixed Income Clearing Corp., 0.020%, dated 2/28/2013, to be repurchased at $19,258,592 on 3/1/2013, collateralized by a U.S. Treasury Obligation with a maturity of 10/31/2015, with a market value of $19,647,017 (at amortized cost)	$19,258,581	19,258,581

Total Short-Term Investments (identified cost $20,122,569)		20,122,569

Total Investments — 108.6% (identified cost $146,724,446)		163,605,265
Other Assets and Liabilities — (8.6)%		(12,955,387)

Total Net Assets — 100.0%		$150,649,878

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Schedule of Investments

Pyrford International Stock Fund (continued)

Industry Division

Industry	Value	% of Total Net Assets
Agriculture	$3,167,763	2.1%
Apparel	1,665,808	1.1
Auto Parts & Equipment	2,484,820	1.7
Banks	4,099,505	2.7
Building Materials	2,521,150	1.7
Chemicals	9,243,268	6.1
Commercial Services	2,439,990	1.6
Computers	4,583,842	3.0
Distribution/Wholesale	2,257,775	1.5
Electric	3,943,209	2.6
Electrical Components & Equipment	4,503,893	3.0
Electronics	1,427,471	1.0
Engineering & Construction	2,209,730	1.5
Food	13,614,127	9.0
Gas	1,631,258	1.1
Hand/Machine Tools	3,627,150	2.4
Holding Companies-Diversified	10,341	0.0
Insurance	5,366,147	3.6
Machinery-Construction & Mining	1,821,746	1.2
Machinery-Diversified	1,680,399	1.1
Media	4,009,327	2.7
Mining	2,754,038	1.8
Oil & Gas	16,603,472	11.0
Pharmaceuticals	15,244,734	10.1
Semiconductors	3,832,089	2.5
Software	2,523,830	1.7
Telecommunications	16,604,417	11.0
Transportation	6,277,116	4.2
Water	1,675,981	1.1

Total Common Stocks	141,824,396	94.1
Preferred Stocks	1,658,300	1.1
Collateral Pool Investments for Securities on Loan	863,988	0.6
Repurchase Agreement	19,258,581	12.8

Total Investments	163,605,265	108.6
Other Assets and Liabilities	(12,955,387)	(8.6)

Total Net Assets	$150,649,878	100.0%

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	5.4%
Consumer Staples	11.1
Energy	12.1
Financials	6.3
Healthcare	10.1
Industrials	17.3
Information Technology	9.6
Materials	8.8
Telecommunication Services	9.7
Utilities	4.8
Other Assets & Liabilities, Net	4.8

Total	100.0%

Lloyd George Emerging Markets Equity Fund

Description	Shares	Value
Common Stocks — 86.5%

Bermuda — 6.2%
Credicorp, Ltd.	14,700	$ 2,204,706
Giordano International, Ltd.	1,716,000	1,725,824
Jardine Matheson Holdings, Ltd.	33,200	2,102,224

		6,032,754

Brazil — 4.6%
AES Tiete SA	151,800	1,388,088
CCR SA	164,400	1,648,651
Localiza Rent a Car SA	77,500	1,469,814

		4,506,553

Chile — 4.0%
Aguas Andinas SA, Class A	2,882,380	2,376,592
Banco Santander-Chile, ADR	53,351	1,550,380

		3,926,972

China — 1.2%
PetroChina Co., Ltd., Class H	844,000	1,160,070

Colombia — 1.0%
Ecopetrol SA, ADR	17,090	983,530

Czech Republic — 0.8%
CEZ AS	27,110	816,735

Hong Kong — 13.0%
China Mobile, Ltd.	208,000	2,290,371
CLP Holdings, Ltd.	126,500	1,090,376
CNOOC, Ltd.	825,000	1,623,279
SJM Holdings, Ltd.	959,000	2,386,495
Swire Pacific, Ltd.	545,000	1,342,191
Swire Properties, Ltd.	101,450	380,653
Television Broadcasts, Ltd.	298,800	2,276,946
VTech Holdings, Ltd.	117,700	1,361,299

		12,751,610

India — 4.2%
Ashok Leyland, Ltd.	2,078,690	853,942
Mahindra & Mahindra, Ltd.	93,500	1,504,627
Tata Consultancy Services, Ltd.	64,400	1,800,075

		4,158,644

Indonesia — 1.5%
Bank Mandiri Persero Tbk PT	1,443,904	1,501,654

Malaysia — 3.2%
Kuala Lumpur Kepong Bhd	179,400	1,203,933
Public Bank Bhd	374,500	1,950,963

		3,154,896

Mauritius — 1.3%
Golden Agri-Resources, Ltd.	2,507,000	1,315,851

Mexico — 4.7%
Bolsa Mexicana de Valores SAB de C.V.	416,400	1,016,163
Grupo Financiero Banorte SAB de C.V., Class O	273,700	2,024,144
Grupo Herdez SAB de C.V.	526,814	1,588,958

		4,629,265

Peru — 0.6%
Cia de Minas Buenaventura SA, ADR	22,600	579,012

Philippines — 5.4%
Philippine Long Distance Telephone Co.	37,885	2,720,713
Universal Robina Corp.	1,095,690	2,554,634

		5,275,347

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Lloyd George Emerging Markets Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Russia — 5.5%
LUKOIL OAO, ADR	23,380	$ 1,508,010
NovaTek OAO, GDR	12,900	1,496,400
Sberbank of Russia	703,160	2,394,260

		5,398,670

Singapore — 4.0%
Jardine Cycle & Carriage, Ltd.	56,000	2,333,333
Parkson Retail Asia, Ltd.	1,278,000	1,620,204

		3,953,537

South Africa — 6.9%
African Bank Investments, Ltd.	248,700	794,569
Discovery, Ltd.	286,540	2,387,197
Foschini Group, Ltd.	130,810	1,553,427
Life Healthcare Group Holdings, Ltd.	548,140	2,052,241

		6,787,434

South Korea — 5.9%
Hyundai Marine & Fire Insurance Co., Ltd.	52,040	1,511,470
KT&G Corp.	29,920	2,133,146
Samsung Electronics Co., Ltd.	1,470	2,096,073

		5,740,689

Taiwan — 5.2%
Chunghwa Telecom Co., Ltd.	399,000	1,240,045
St. Shine Optical Co., Ltd.	68,000	1,171,288
Taiwan Semiconductor Manufacturing Co., Ltd.	748,839	2,637,779

		5,049,112

Thailand — 7.3%
Advanced Info Service PCL	203,000	1,385,177
Bangkok Bank PCL	400,226	3,121,090
Kasikornbank PCL	130,669	957,507
PTT PCL	133,900	1,638,306

		7,102,080

Total Common Stocks (identified cost $73,340,422)		84,824,415

Preferred Stocks — 3.6%

Brazil — 3.6%
Cia Energetica de Minas Gerais	154,600	1,829,988
Telefonica Brasil SA	65,200	1,717,454

Total Preferred Stocks (identified cost $3,677,697)		3,547,442

Description	Principal Amount	Value

Short-Term Investments — 5.6%

Repurchase Agreement — 5.6%
Agreement with Fixed Income Clearing Corp., 0.020%, dated 2/28/2013, to be repurchased at $5,496,162 on 3/1/2013, collateralized by a U.S. Treasury Obligation with a maturity of 10/31/2015, with a market value of $5,607,554 (at amortized cost)	$5,496,159	$ 5,496,159

Total Short-Term Investments (identified cost $5,496,159)		5,496,159

Total Investments — 95.7% (identified cost $82,514,278)		93,868,016
Other Assets and Liabilities — 4.3%		4,170,494

Total Net Assets — 100.0%		$98,038,510

Industry Division

Industry	Value	% of Total Net Assets
Agriculture	$4,652,931	4.7%
Auto Manufacturers	2,358,570	2.4
Banks	15,704,704	16.0
Commercial Services	3,118,465	3.2
Computers	1,800,075	1.8
Distribution/Wholesale	2,333,333	2.4
Diversified Financial Services	1,810,731	1.9
Electric	3,295,199	3.4
Food	4,143,592	4.2
Healthcare-Products	1,171,288	1.2
Healthcare-Services	2,052,241	2.1
Holding Companies-Diversified	3,444,415	3.5
Insurance	3,898,668	4.0
Lodging	2,386,495	2.4
Media	2,276,946	2.3
Mining	579,012	0.6
Oil & Gas	8,409,594	8.6
Real Estate	380,653	0.4
Retail	4,899,454	5.0
Semiconductors	4,733,852	4.8
Telecommunications	8,997,605	9.2
Water	2,376,592	2.4

Total Common Stocks	84,824,415	86.5
Preferred Stocks	3,547,442	3.6
Repurchase Agreement	5,496,159	5.6

Total Investments	93,868,016	95.7
Other Assets and Liabilities	4,170,494	4.3

Total Net Assets	$98,038,510	100.0%

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Schedule of Investments

Lloyd George Emerging Markets Equity Fund (continued)

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	13.7%
Consumer Staples	9.0
Energy	8.6
Financials	23.6
Healthcare	3.3
Industrials	6.2
Information Technology	8.0
Materials	0.6
Telecommunication Services	9.5
Utilities	7.6
Other Assets & Liabilities, Net	9.9

Total	100.0%

Pyrford Global Strategic Return Fund

Description	Shares	Value
Common Stocks — 26.6%

Australia — 1.0%
Brambles, Ltd.	17,000	$ 151,941
Computershare, Ltd.	15,100	157,015
Woodside Petroleum, Ltd.	4,300	164,709

		473,665

Belgium — 0.2%
Colruyt SA	1,710	84,265

Canada — 1.0%
Imperial Oil, Ltd.	6,187	257,259
Metro, Inc.	3,356	210,196

		467,455

France — 0.8%
Air Liquide SA	693	84,322
Legrand SA	1,610	74,020
Sanofi	1,020	96,652
Total SA	2,290	114,491

		369,485

Germany — 0.2%
SAP AG	990	77,356

Hong Kong — 2.8%
ASM Pacific Technology, Ltd.	25,300	334,698
China Mobile, Ltd.	31,000	341,353
CNOOC, Ltd.	192,000	377,781
VTech Holdings, Ltd.	25,300	292,616

		1,346,448

Israel — 0.6%
Bezeq Israeli Telecommunication Corp., Ltd.	74,400	95,360
Teva Pharmaceutical Industries, Ltd.	4,970	186,154

		281,514

Japan — 0.9%
Makita Corp.	3,500	158,593
Shin-Etsu Chemical Co., Ltd.	2,200	135,290
Sumitomo Rubber Industries, Ltd.	10,500	163,577

		457,460

Malaysia — 1.4%
Axiata Group Bhd	169,700	351,426
Malayan Banking Bhd	114,000	337,518

		688,944

Description	Shares or Principal Amount	Value
Common Stocks (continued)

Netherlands — 0.3%
Reed Elsevier NV	4,550	$ 69,145
Unilever NV	1,560	60,509

		129,654

Norway — 0.5%
Telenor ASA	12,090	260,303

Singapore — 1.4%
ComfortDelGro Corp., Ltd.	149,000	231,008
United Overseas Bank, Ltd.	16,000	246,511
Venture Corp., Ltd.	32,000	220,672

		698,191

Sweden — 1.0%
Atlas Copco AB, A Shares	8,960	260,457
Swedish Match AB	7,210	236,119

		496,576

Switzerland — 1.6%
Nestle SA	3,370	235,501
Novartis AG	2,870	194,895
Roche Holding AG	1,010	231,353
Syngenta AG	130	55,215
Zurich Insurance Group AG (2)	280	76,624

		793,588

Taiwan — 1.2%
Advantech Co., Ltd.	46,600	207,345
Chunghwa Telecom Co., Ltd.	118,000	366,730

		574,075

United Kingdom — 1.1%
BP PLC	11,500	77,757
British American Tobacco PLC	1,400	72,944
GlaxoSmithKline PLC	3,900	86,144
Legal & General Group PLC	28,100	68,249
Royal Dutch Shell PLC, A Shares	2,630	86,458
SSE PLC	3,000	65,810
Vodafone Group PLC	32,500	81,623

		538,985

United States — 10.6%
Altria Group, Inc.	9,700	325,435
Automatic Data Processing, Inc.	4,020	246,667
C.H. Robinson Worldwide, Inc.	5,081	289,719
Exxon Mobil Corp.	9,020	807,741
General Dynamics Corp.	6,133	416,860
Home Depot, Inc.	6,146	421,001
Linear Technology Corp.	11,600	443,584
McDonald’s Corp.	4,192	402,013
Microsoft Corp.	18,500	514,300
Philip Morris International, Inc.	5,700	522,975
Sigma-Aldrich Corp.	4,720	363,723
T. Rowe Price Group, Inc.	5,931	422,228

		5,176,246

Total Common Stocks (identified cost $11,934,779)		12,914,210

Preferred Stocks — 0.1%

Germany — 0.1%
Fuchs Petrolub AG	812	62,674

Total Preferred Stocks (identified cost $42,326)		62,674

International Bonds — 72.4%

Canada — 11.5%
Canadian Government Bond, 2.250%, 8/1/2014 (11)	$5,676,000	5,603,677

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Pyrford Global Strategic Return Fund (continued)

Description	Principal Amount	Value
International Bonds (continued)

Germany — 9.3%
Bundesobligation, 2.500%, 10/10/2014 (11)	$1,090,000	$ 1,479,756
Bundesrepublik Deutschland, 3.500%, 1/4/2016 (11)	1,040,000	1,489,030
Bundesrepublik Deutschland, 3.750%, 1/4/2015 (11)	1,130,000	1,576,628

		4,545,414

United Kingdom — 9.5%
United Kingdom Treasury Bond, 2.250%, 3/7/2014 (11)	470,000	727,512
United Kingdom Treasury Bond, 4.750%, 9/7/2015 (11)	1,680,000	2,834,842
United Kingdom Treasury Bond, 5.000%, 9/7/2014 (11)	650,000	1,057,168

		4,619,522

United States — 42.1%
United States Treasury Note/Bond, 0.250%, 11/30/2013	1,660,000	1,661,296
United States Treasury Note/Bond, 0.375%, 11/15/2014	4,980,000	4,993,227
United States Treasury Note/Bond, 1.250%, 8/31/2015	4,860,000	4,975,804
United States Treasury Note/Bond, 1.375%, 11/30/2015	1,770,000	1,820,749
United States Treasury Note/Bond, 1.500%, 12/31/2013	2,050,000	2,072,983
United States Treasury Note/Bond, 4.250%, 11/15/2014	4,620,000	4,937,085

		20,461,144

Total International Bonds (identified cost $35,226,349)		35,229,757

Short-Term Investments — 2.0%

Repurchase Agreement — 2.0%
Agreement with Fixed Income Clearing Corp., 0.020%, dated 2/28/2013 to be repurchased at $978,514 on 3/1/2013, collateralized by a U.S. Treasury Obligation with a maturity of 10/31/2015, with a market value of $1,003,186 (at amortized cost)	978,513	978,513

Total Short-Term Investments (identified cost $978,513)		978,513

Total Investments — 101.1% (identified cost $48,181,967)		49,185,154
Other Assets and Liabilities — (1.1)%		(534,229)

Total Net Assets — 100.0%		$48,650,925

Industry Division
Industry	Value	% of Total Net Assets
Aerospace/Defense	$416,860	0.9%
Agriculture	1,157,474	2.4
Auto Parts & Equipment	163,577	0.3
Banks	584,030	1.2
Chemicals	638,550	1.3
Commercial Services	398,608	0.8
Computers	364,360	0.8
Diversified Financial Services	422,228	0.9
Electric	65,810	0.1
Electrical Components & Equipment	74,020	0.2
Electronics	220,672	0.5
Food	590,471	1.2
Hand/Machine Tools	158,593	0.3
Insurance	144,874	0.3
Machinery-Construction & Mining	260,457	0.5
Media	69,144	0.1
Oil & Gas	1,886,196	3.9
Pharmaceuticals	795,198	1.6
Retail	823,014	1.7
Semiconductors	778,281	1.6
Software	591,656	1.2
Telecommunications	1,789,411	3.7
Transportation	520,726	1.1

Total Common Stocks	12,914,210	26.6
Preferred Stocks	62,674	0.1
International Bonds	35,229,757	72.4
Repurchase Agreement	978,513	2.0

Total Investments	49,185,154	101.1
Other Assets and Liabilities	(534,229)	(1.1)

Total Net Assets	$48,650,925	100.0%

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	2.2%
Consumer Staples	3.6
Energy	4.0
Financials	2.4
Healthcare	1.6
Industrials	3.3
Information Technology	5.1
Materials	1.3
Telecommunication Services	3.1
Utilities	0.1
International Bonds	72.4
Other Assets & Liabilities, Net	0.9

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Schedule of Investments

Ultra Short Tax-Free Fund

Description	Principal Amount	Value
Municipals — 92.1%

Alabama — 0.8%
Alabama Agricultural & Mechanical University, AMBAC, 5.000%, 11/1/2013	$ 475,000	$ 482,191
Alabama Board of Education, 4.000%, 7/1/2020, Call 7/1/2018	2,705,000	2,951,047
Alabama Drinking Water Finance Authority, AMBAC, 5.000%, 8/15/2014	500,000	525,865
Alabama Private Colleges & Universities Facilities Authority, AGC, 5.000%, 9/1/2015	530,000	581,161
Birmingham-Baptist Medical Centers Special Care Facilities Financing Authority, 5.000%, 11/15/2013	1,145,000	1,174,415
Health Care Authority for Baptist Health, ACG, 0.510%, 11/15/2037, Call 3/1/2013 (3)	500,000	500,000
Scottsboro Waterworks Sewer & Gas Board, 2.000%, 8/1/2017	400,000	409,872
Scottsboro Waterworks Sewer & Gas Board, 3.000%, 8/1/2016	205,000	216,995
Scottsboro Waterworks Sewer & Gas Board, 3.000%, 8/1/2018	350,000	375,837
University of South Alabama, NATL-RE FGIC, 5.000%, 3/15/2023, Call 3/15/2014	100,000	104,438

		7,321,821

Alaska — 0.4%
Alaska Housing Finance Corp., 0.220%, 12/1/2041, Call 3/7/2013 (3)	4,000,000	4,000,000

Arizona — 2.7%
Arizona Health Facilities Authority, 1.960%, 2/5/2020, Call 8/9/2019 (3)	3,250,000	3,301,578
Arizona Health Facilities Authority, 2.000%, 2/1/2015	1,000,000	1,016,350
Arizona Health Facilities Authority, 3.000%, 2/1/2016	1,500,000	1,569,405
Arizona Health Facilities Authority, NATL-RE FGIC, 5.500%, 6/1/2014	1,130,000	1,180,251
Arizona School Facilities Board, 4.000%, 9/1/2014	100,000	104,711
Arizona School Facilities Board, AGM, 5.250%, 9/1/2014	200,000	212,500
Arizona School Facilities Board, AMBAC, 4.000%, 7/1/2015	3,375,000	3,566,801
Arizona School Facilities Board, AMBAC, 4.250%, 7/1/2015	25,000	26,563
Arizona School Facilities Board, AMBAC, 5.250%, 7/1/2013	500,000	506,960
Arizona School Facilities Board, NATL-RE FGIC, 5.000%, 9/1/2014	605,000	642,903
Arizona School Facilities Board, NATL-RE FGIC, 5.250%, 9/1/2014, Call 9/1/2013	175,000	178,435
Maricopa County Pollution Control Corp., 6.000%, 5/1/2014 (3)	1,500,000	1,585,755

Description	Principal Amount	Value
Municipals (continued)

Arizona (continued)
Pima County Industrial Development Authority, 6.250%, 7/1/2013	$ 110,000	$ 111,313
Pima County Unified School District No. 6 Marana, NATL-RE, 4.500%, 7/1/2013	50,000	50,584
Pinal County Electric District No. 3, 2.000%, 7/1/2013	745,000	747,913
Pinal County Electric District No. 3, 4.000%, 7/1/2014	1,000,000	1,033,260
Salt River Project Agricultural Improvement & Power District, 5.000%, 1/1/2032, Call 1/1/2019	1,000,000	1,151,020
Scottsdale Industrial Development Authority, FSA, 0.380%, 9/1/2045, Call 3/5/2013 (3)	2,450,000	2,450,000
Sun Devil Energy Center LLC, AGC, 0.400%, 7/1/2030, Call 3/13/2013 (3)	2,560,000	2,560,000
Surprise Municipal Property Corp., AMBAC, 5.000%, 7/1/2013	100,000	101,351
Surprise Municipal Property Corp., AMBAC, 5.000%, 7/1/2015, Call 7/1/2014	100,000	105,376
University Medical Center Corp., 4.000%, 7/1/2013	500,000	505,705
University Medical Center Corp., 5.000%, 7/1/2013	540,000	547,900
Yuma Municipal Property Corp., 5.000%, 7/1/2019	1,385,000	1,669,825

		24,926,459

Arkansas — 0.2%
City of Bentonville, NATL-RE, 6.400%, 12/1/2014	200,000	218,494
City of Fort Smith, 2.375%, 5/1/2027, Call 5/1/2022	805,000	809,798
City of North Little Rock, 2.625%, 5/1/2016	350,000	358,816
County of Jefferson, AGM, 3.000%, 6/1/2014	450,000	458,415

		1,845,523

California — 8.5%
Abag Finance Authority for Nonprofit Corporations, 4.300%, 7/1/2016, Call 7/1/2015	100,000	111,061
Anaheim City School District, NATL-RE FGIC, 0.000%, 8/1/2017	200,000	179,890
Bay Area Toll Authority, 1.210%, 4/1/2024, Call 10/1/2023 (3)	2,500,000	2,504,500
California Community College Financing Authority, 3.000%, 6/1/2013	200,000	201,192
California Health Facilities Financing Authority, 3.500%, 8/15/2014	250,000	257,953
California Infrastructure & Economic Development Bank, AMBAC, 0.340%, 10/1/2017, Call 3/5/2013 (3)	1,175,000	1,109,235
California Infrastructure & Economic Development Bank, AMBAC, 0.340%, 10/1/2018, Call 3/7/2013 (3)	1,425,000	1,338,887

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Ultra Short Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

California (continued)
California Infrastructure & Economic Development Bank, AMBAC, 0.340%, 10/1/2020, Call 3/4/2013 (3)	$ 950,000	$ 887,950
California Infrastructure & Economic Development Bank, NATL-RE FGIC, 4.250%, 5/1/2013	950,000	953,752
California State Public Works Board, 5.000%, 4/1/2015	250,000	272,292
California State Public Works Board, NATL-RE FGIC, 4.000%, 9/1/2013	100,000	101,856
California Statewide Communities Development Authority, 0.610%, 9/6/2035, Call 3/1/2013 (3)(5)(6)	1,000,000	1,000,000
City of Duarte, 2.000%, 7/1/2022, Call 3/1/2013 (3)	50,000	50,000
City of Fresno, 4.000%, 6/1/2013	150,000	151,200
City of Fresno, NATL-RE FGIC, 5.250%, 6/1/2015, Call 6/1/2013	525,000	530,481
City of Lodi, NATL-RE, 4.500%, 10/1/2016, Call 10/1/2014	175,000	186,662
City of Lodi, NATL-RE, 5.500%, 10/1/2017, Call 10/1/2014	175,000	189,408
City of Palo Alto, 2.000%, 9/2/2013	250,000	251,605
City of Yucaipa, 3.000%, 9/1/2014	425,000	433,466
City of Yucaipa, 3.000%, 9/1/2015	345,000	352,407
Compton Community College District, NATL-RE, 4.000%, 7/1/2013	100,000	100,971
County of Alameda, NATL-RE, 0.000%, 6/15/2013	300,000	296,721
County of Mendocino, AGM, 2.000%, 6/1/2013	975,000	977,145
County of Mendocino, AGM, 3.000%, 6/1/2014	985,000	1,004,395
County of Mendocino, AGM, 3.000%, 6/1/2016	1,045,000	1,080,258
County of Yolo, AGM, 1.500%, 12/1/2013	60,000	60,233
County of Yolo, AGM, 7.000%, 12/1/2013	160,000	167,083
East Bay Municipal Utility District, 0.430%, 7/8/2015, Call 4/1/2013 (3)	700,000	700,007
Fairfield-Suisun Unified School District, AMBAC, 5.000%, 8/15/2013	1,980,000	2,008,868
Gilroy Unified School District, 0.000%, 4/1/2013	500,000	499,840
Golden State Tobacco Securitization Corp., 0.190%, 6/1/2045, Call 6/1/2015 (3)	4,000,000	4,000,000
Golden State Tobacco Securitization Corp., AMBAC, 5.000%, 6/1/2014	150,000	157,616
Golden West Schools Financing Authority, FGIC, 0.530%, 8/1/2026 (3)	4,980,000	4,980,000
Hesperia Unified School District, FSA, 1.350%, 2/1/2038, Call 3/1/2013 (3)	4,000,000	4,000,000

Description	Principal Amount	Value
Municipals (continued)

California (continued)
Hueneme Elementary School District, NATL-RE FGIC, 0.000%, 8/1/2014	$ 100,000	$ 96,864
Kaweah Delta Health Care District, 4.000%, 6/1/2014	280,000	289,363
Kaweah Delta Health Care District, 4.000%, 6/1/2015	125,000	131,768
Kaweah Delta Health Care District, 4.000%, 6/1/2016	490,000	523,281
Long Beach Bond Finance Authority, 5.000%, 11/15/2015	110,000	120,710
Los Angeles Convention & Exhibit Center Authority, AMBAC, 3.500%, 8/15/2014	50,000	52,097
Los Angeles County Public Works Financing Authority, NATL-RE, 5.000%, 12/1/2015	100,000	111,239
Los Angeles Unified School District, NATL-RE, 5.000%, 1/1/2028, Call 7/1/2013	150,000	152,322
M-S-R Public Power Agency, NATL-RE, 5.000%, 7/1/2013	500,000	507,280
Marysville Joint Unified School District, NATL-RE FGIC, 3.875%, 8/1/2016, Call 8/1/2015	110,000	120,175
Marysville Joint Unified School District, NATL-RE FGIC, 3.875%, 8/1/2016, Call 8/1/2015	40,000	42,250
Montebello Unified School District, NATL-RE FGIC, 0.000%, 8/1/2016	300,000	274,920
Northern California Gas Authority No. 1, 0.836%, 7/1/2019 (3)	5,500,000	5,153,445
Oak Valley Hospital District, NATL-RE FGIC, 5.000%, 7/1/2014	225,000	237,125
Oakland Unified School District, NATL-RE FGIC, 5.000%, 8/1/2013	180,000	182,808
Pittsburg Infrastructure Financing Authority, AGM, 2.000%, 9/2/2013	200,000	200,322
Pittsburg Infrastructure Financing Authority, AGM, 3.000%, 9/2/2014	390,000	397,262
Placentia-Yorba Linda Unified School District Community Facilities District No. 1, AGM, 3.000%, 9/1/2018	250,000	260,945
Placentia-Yorba Linda Unified School District Community Facilities District No. 1, AGM, 3.000%, 9/1/2019	160,000	164,958
Placer County Community Facilities District, 3.000%, 9/1/2013	735,000	740,924
Pleasant Valley School District, NATL-RE, 0.570%, 8/1/2031 (3)	5,850,000	5,850,000
Pomona Unified School District, 5.375%, 8/1/2013	200,000	204,076
Poway Unified School District Public Financing Authority, 2.000%, 9/15/2015	640,000	650,624
Poway Unified School District Public Financing Authority, 3.000%, 9/15/2016	715,000	746,946
Puttable Floating Option Tax-Exempt Receipts, 0.530%, 2/1/2025 (3)	1,960,000	1,960,000
Puttable Floating Option Tax-Exempt Receipts, 0.550%, 8/1/2030	6,780,000	6,780,000

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Schedule of Investments

Ultra Short Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

California (continued)
Puttable Floating Option Tax-Exempt Receipts, AGM, 0.360%, 11/1/2032, Call 5/1/2017 (3)(5)(6)	$8,000,000	$8,000,000
Puttable Floating Option Tax-Exempt Receipts, NATL-RE, 0.390%, 8/1/2037, Call 8/1/2017 (3)(5)(6)	2,500,000	2,500,000
Rancho Santa Fe Community Services District, 3.000%, 9/1/2013	235,000	237,009
Redwood City Redevelopment Agency, AMBAC, 5.250%, 7/15/2015, Call 7/15/2013	220,000	221,943
Richland School District, AGM, 0.000%, 8/1/2015	210,000	202,247
Roseville Joint Union High School District, 0.000%, 8/1/2014	415,000	406,829
Sacramento Municipal Utility District, NATL-RE, 5.000%, 7/1/2013	100,000	101,522
Salida Area Public Facilities Financing Agency, 3.000%, 9/1/2013	450,000	454,203
Salida Area Public Facilities Financing Agency, 3.000%, 9/1/2014	460,000	468,685
Salida Area Public Facilities Financing Agency, 3.000%, 9/1/2015	715,000	729,479
San Bernardino City Unified School District, AGM, 4.500%, 8/1/2016, Call 8/1/2015	360,000	388,084
San Bernardino City Unified School District, AGM, 5.000%, 8/1/2018, Call 8/1/2014	150,000	157,467
San Bernardino City Unified School District, NATL-RE FGIC, 0.000%, 8/1/2014	100,000	97,418
San Bernardino County Flood Control District, AMBAC, 4.000%, 8/1/2014, Call 4/1/2013	125,000	125,306
San Diego Public Facilities Financing Authority, 3.000%, 5/15/2013	100,000	100,550
San Diego Unified School District, AGM, 5.000%, 7/1/2028, Call 7/1/2013	325,000	329,699
San Francisco Community College District, NATL-RE, 5.000%, 6/15/2019, Call 4/1/2013	800,000	818,624
San Ramon Valley Unified School District, NATL-RE, 4.500%, 8/1/2013	100,000	101,750
Santa Barbara Redevelopment Agency, AMBAC, 5.000%, 3/1/2013	500,000	500,000
Santaluz Community Facilities District No. 2, 3.000%, 9/1/2014	755,000	771,950
Sierra View Local Health Care District, 4.600%, 7/1/2015	100,000	105,611
Southern California Public Power Authority, 5.000%, 11/1/2014	900,000	958,491
Southern Mono Health Care District, 2.000%, 8/1/2013	300,000	301,269

Description	Principal Amount	Value
Municipals (continued)

California (continued)
Southern Mono Health Care District, 2.000%, 8/1/2014	$ 400,000	$ 403,884
State of California, 5.000%, 3/1/2017	190,000	221,187
State of California, 5.000%, 9/1/2020, Call 9/1/2016	100,000	113,093
State of California, 5.125%, 4/1/2024, Call 4/1/2014	600,000	625,998
State of California, 5.200%, 3/1/2014, Call 4/1/2013	75,000	75,266
State of California, NATL-RE FGIC, 4.500%, 2/1/2014, Call 4/1/2013	5,000	5,015
Stockton Unified School District, 3.000%, 7/1/2015	430,000	446,766
Vallejo City Unified School District, NATL-RE, 5.200%, 2/1/2014	725,000	738,144
Victor Elementary School District, NATL-RE, 0.000%, 6/1/2015	270,000	254,545
West Kern Water District, 3.000%, 6/1/2013	205,000	205,949
Windsor Unified School District, NATL-RE FGIC, 0.000%, 8/1/2013	110,000	109,220

		78,325,841

Colorado — 5.2%
Broomfield Urban Renewal Authority, 0.400%, 12/1/2030, Call 3/1/2013 (3)	5,120,000	5,120,000
City & County of Denver, AGC, 0.330%, 11/15/2025, Call 3/1/2013 (3)	4,000,000	4,000,000
City & County of Denver, AGC, 0.415%, 11/15/2025, Call 3/1/2013 (3)	1,650,000	1,650,000
City & County of Denver, AGC, 0.430%, 11/15/2025, Call 3/1/2013 (3)	1,525,000	1,525,000
City & County of Denver, AGC, 0.430%, 11/15/2025, Call 3/5/2013 (3)	650,000	650,000
City & County of Denver, AGC, 0.430%, 11/15/2025, Call 3/6/2013 (3)	1,000,000	1,000,000
Colorado Educational & Cultural Facilities Authority, 2.000%, 4/1/2013	130,000	130,098
Colorado Educational & Cultural Facilities Authority, 2.000%, 7/15/2015	215,000	217,483
Colorado Educational & Cultural Facilities Authority, 2.250%, 7/15/2017	175,000	176,817
Colorado Educational & Cultural Facilities Authority, 2.375%, 3/1/2013	120,000	120,000
Colorado Educational & Cultural Facilities Authority, 3.000%, 6/1/2016 (4)	255,000	265,317
Colorado Educational & Cultural Facilities Authority, 4.500%, 12/15/2014, Call 4/1/2013 (5)(6)	190,000	190,426
Colorado Educational & Cultural Facilities Authority, 4.750%, 12/15/2015, Call 4/1/2013 (5)(6)	1,045,000	1,047,330

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Ultra Short Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Colorado (continued)
Colorado Educational & Cultural Facilities Authority, CIFG, 4.000%, 6/1/2014	$ 300,000	$ 306,087
Colorado Educational & Cultural Facilities Authority, XLCA, 5.000%, 6/15/2014	320,000	335,366
Colorado Health Facilities Authority, 3.000%, 12/1/2013	160,000	162,598
Colorado Health Facilities Authority, 3.000%, 12/1/2014	140,000	144,985
Colorado Health Facilities Authority, 3.000%, 12/1/2014	425,000	438,940
Colorado Health Facilities Authority, 4.000%, 12/1/2016	150,000	163,869
Colorado Health Facilities Authority, 5.000%, 11/15/2014	330,000	352,351
Colorado Health Facilities Authority, 5.000%, 9/1/2020, Call 9/1/2015	670,000	724,511
Colorado Health Facilities Authority, RADIAN, 5.000%, 5/15/2014	250,000	262,270
Colorado Health Facilities Authority, RADIAN, 5.000%, 5/15/2015	245,000	265,323
Colorado Mountain Junior College District, NATL-RE, 3.750%, 8/1/2015	525,000	545,207
Colorado Water Resources & Power Development Authority, NATL-RE, 5.000%, 9/1/2016, Call 9/1/2014	185,000	197,821
Commerce City CO-Northern Infrastructure General Improvement District, AGM, 4.000%, 12/1/2020	445,000	496,331
Commerce City CO-Northern Infrastructure General Improvement District, AGM, 4.000%, 12/1/2021	385,000	427,516
Commerce City CO-Northern Infrastructure General Improvement District, AGM, 5.000%, 12/1/2022	530,000	630,758
Cordillera Metropolitan District, RADIAN, 5.000%, 12/1/2014	175,000	182,392
County of Adams, NATL-RE, 4.375%, 9/1/2017, Call 9/1/2015	5,000,000	5,352,400
Denver Health & Hospital Authority, 5.000%, 12/1/2019, Call 12/1/2016	200,000	219,836
E-470 Public Highway Authority, 2.830%, 9/1/2014, Call 3/1/2014 (3)	2,000,000	2,003,100
E-470 Public Highway Authority, NATL-RE, 0.000%, 9/1/2013	235,000	233,505
E-470 Public Highway Authority, NATL-RE, 5.250%, 9/1/2016	100,000	109,554
Goldsmith Metropolitan District, 1.850%, 12/1/2034, Call 3/1/2013 (3)	5,040,000	5,040,000
Park Creek Metropolitan District, AGC, 5.000%, 12/1/2015	100,000	108,652
Puttable Floating Option Tax-Exempt Receipts, 0.460%, 12/1/2028 (3)	7,300,000	7,300,000

Description	Principal Amount	Value
Municipals (continued)

Colorado (continued)
Regional Transportation District, AMBAC, 5.000%, 12/1/2013	$ 130,000	$ 134,111
University of Colorado, NATL-RE, 0.500%, 6/1/2025 (3)	5,445,000	5,445,000

		47,674,954

Connecticut — 0.2%
City of West Haven, 4.000%, 8/1/2013	150,000	151,466
City of West Haven, 4.000%, 8/1/2014	100,000	103,194
Connecticut State Health & Educational Facility Authority, 3.000%, 7/1/2013	670,000	675,708
Connecticut State Health & Educational Facility Authority, NATL-RE, 5.000%, 7/1/2013	875,000	888,344
Town of Oxford, AGC, 4.000%, 8/1/2017, Call 8/1/2013	150,000	152,302

		1,971,014

District of Columbia — 0.7%
District of Columbia Water & Sewer Authority, 5.250%, 10/1/2029, Call 10/1/2018	190,000	224,272
District of Columbia, AGC, 0.330%, 7/15/2017 (3)(5)(6)	5,385,000	5,385,000
Metropolitan Washington Airports Authority, AGC, 0.000%, 10/1/2015	550,000	531,289

		6,140,561

Florida — 6.1%
Bay Laurel Center Community Development District, AGM, 2.000%, 9/1/2013	400,000	402,396
Brevard County Health Facilities Authority, 5.000%, 4/1/2016	125,000	138,405
Canaveral Port Authority, NATL-RE FGIC, 4.000%, 6/1/2016, Call 6/1/2015	175,000	182,504
Citizens Property Insurance Corp., 1.360%, 6/1/2015 (3)	4,000,000	4,044,120
Citizens Property Insurance Corp., 1.860%, 6/1/2013 (3)	2,000,000	2,007,820
Citizens Property Insurance Corp., 4.000%, 6/1/2015	25,000	26,829
Citizens Property Insurance Corp., 5.000%, 6/1/2013	200,000	202,266
Citizens Property Insurance Corp., 5.000%, 6/1/2015	500,000	547,675
Citizens Property Insurance Corp., 5.375%, 6/1/2016	250,000	283,995
Citizens Property Insurance Corp., AGC, 4.500%, 6/1/2014	200,000	209,944
Citizens Property Insurance Corp., AGM, 3.250%, 6/1/2014	200,000	206,860
Citizens Property Insurance Corp., NATL-RE, 5.000%, 3/1/2014	800,000	835,872
Citizens Property Insurance Corp., NATL-RE, 5.000%, 3/1/2015	525,000	571,037
Citizens Property Insurance Corp., NATL-RE, 5.000%, 3/1/2016	365,000	406,855
City of Gulf Breeze, 1.750%, 12/1/2015, Call 5/1/2013 (3)	9,000,000	9,007,110

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Schedule of Investments

Ultra Short Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Florida (continued)
City of Lakeland, 1.210%, 10/1/2014, Call 4/1/2014 (3)	$ 715,000	$ 721,414
City of Lakeland, 3.000%, 11/15/2013	250,000	254,273
City of Lakeland, NATL-RE, 0.000%, 10/1/2014	100,000	98,644
City of Lauderhill, XLCA, 4.250%, 10/1/2022, Call 10/1/2014	165,000	170,846
City of Leesburg, 5.000%, 7/1/2016, Call 7/1/2013	100,000	101,040
City of Melbourne Water & Sewer Revenue, NATL-RE FGIC, 0.000%, 10/1/2015	120,000	112,057
City of Port St. Lucie, 1.200%, 7/1/2014	980,000	980,510
City of Port St. Lucie, 1.500%, 7/1/2015	855,000	855,581
City of Port St. Lucie, AGM, 1.500%, 9/1/2013	185,000	185,603
City of Port St. Lucie, AGM, 1.750%, 9/1/2014	640,000	648,122
City of St. Petersburg, NATL-RE FGIC, 5.000%, 10/1/2014	300,000	317,991
City of Sunrise, NATL-RE, 0.000%, 10/1/2015	395,000	363,289
City of Tallahassee, NATL-RE, 6.625%, 12/1/2013, Call 4/1/2013	160,000	160,728
City of Tampa, 3.000%, 9/1/2016	800,000	848,208
City of Tampa, NATL-RE, 5.500%, 11/15/2014	150,000	161,417
County of Bay, 3.500%, 9/1/2016	305,000	304,701
County of Citrus, XLCA, 0.407%, 1/1/2018 (3)	1,925,000	1,849,594
County of Collier, 5.000%, 10/1/2023, Call 10/1/2021	225,000	273,773
County of Collier, AMBAC, 5.000%, 6/1/2019, Call 6/1/2015	215,000	233,290
County of Madison, 2.000%, 11/1/2014, Call 5/1/2014	10,000,000	10,051,300
County of Miami-Dade, NATL-RE FGIC, 5.000%, 8/1/2014	525,000	556,820
County of Miami-Dade, XLCA, 4.000%, 10/1/2015	150,000	163,521
County of Okeechobee, 0.650%, 7/1/2013 (3)	750,000	750,503
County of Sarasota, 5.000%, 10/1/2013	100,000	102,498
County of Sarasota, AMBAC, 4.000%, 10/1/2013	195,000	197,361
County of St. Lucie, NATL-RE, 5.250%, 10/1/2017, Call 10/1/2013	1,260,000	1,293,188
County of Volusia, AGM, 3.500%, 12/1/2013, Call 4/1/2013	50,000	50,096
Emerald Coast Utilities Authority, NATL-RE FGIC, 0.000%, 1/1/2015	60,000	56,344

Description	Principal Amount	Value
Municipals (continued)

Florida (continued)
Florida Department of Environmental Protection, NATL-RE FGIC, 5.000%, 7/1/2016, Call 7/1/2013	$ 355,000	$ 364,021
Florida Governmental Utility Authority, AGM, 5.000%, 10/1/2023, Call 10/1/2022	300,000	356,184
Florida Higher Educational Facilities Financial Authority, 3.000%, 4/1/2014	300,000	305,832
Florida Higher Educational Facilities Financial Authority, 4.000%, 4/1/2014	255,000	263,137
Florida Higher Educational Facilities Financial Authority, 4.000%, 4/1/2015	150,000	157,401
Florida Higher Educational Facilities Financial Authority, 4.000%, 4/1/2016	100,000	106,237
Florida Hurricane Catastrophe Fund Finance Corp., 4.125%, 7/1/2013	100,000	101,257
Halifax Hospital Medical Center, 5.000%, 6/1/2013	100,000	101,016
Hillsborough County Industrial Development Authority, 4.000%, 10/1/2015	750,000	806,392
Hillsborough County School Board, AMBAC, 4.000%, 10/1/2013	50,000	50,623
Manatee County School District, AGM, 4.000%, 7/1/2017, Call 7/1/2015	200,000	209,772
Miami Beach Health Facilities Authority, 3.000%, 11/15/2015	750,000	776,970
Miami-Dade County Expressway Authority, 0.860%, 6/13/2013, Call 3/1/2013 (3)(5)(6)	5,000,000	5,000,000
Miami-Dade County School Board, AGM, 5.375%, 8/1/2014	150,000	160,361
Northern Palm Beach County Improvement District, NATL-RE, 4.000%, 8/1/2017, Call 8/1/2015	300,000	316,848
Orange County Health Facilities Authority, 4.000%, 10/1/2013	220,000	224,343
Orlando Community Redevelopment Agency, 3.000%, 4/1/2014	1,005,000	1,026,979
Orlando Community Redevelopment Agency, 3.000%, 4/1/2014	220,000	224,811
Orlando Community Redevelopment Agency, 5.000%, 4/1/2015	1,835,000	1,971,946
Orlando Community Redevelopment Agency, 5.000%, 4/1/2015	500,000	537,315
Palm Beach County Health Facilities Authority, 5.350%, 10/1/2014, Call 10/1/2013	1,000,000	1,020,390
Palm Beach County School District, NATL-RE, 3.900%, 8/1/2015	100,000	107,098
Palm Beach County Solid Waste Authority, AMBAC, 0.000%, 10/1/2013	100,000	99,823
Pinellas County Educational Facilities Authority, 3.000%, 10/1/2013	105,000	106,086
Polk County School District, NATL-RE, 5.000%, 10/1/2013	145,000	147,887

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Ultra Short Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Florida (continued)
St. Johns County School Board, NATL-RE, 4.100%, 7/1/2014	$ 400,000	$ 418,572
Volusia County School Board, AGM, 3.800%, 10/1/2014	100,000	103,275
Volusia County School Board, AGM, 5.500%, 10/1/2013	220,000	225,119

		56,226,095

Georgia — 2.1%
Appling County Development Authority, 2.500%, 3/1/2013 (3)	100,000	100,000
Bartow County Development Authority, 5.100%, 6/6/2013 (3)	100,000	100,696
Burke County Development Authority, 2.500%, 3/1/2013 (3)	1,750,000	1,750,000
City of Atlanta Water & Wastewater, FSA, 0.410%, 11/1/2043 (3)	7,000,000	7,000,000
County of Butts, AMBAC, 5.000%, 3/1/2013	225,000	225,000
Downtown Dalton Development Authority, NATL-RE, 5.500%, 8/15/2017	335,000	373,438
Fulton County Development Authority, 4.000%, 10/1/2019	2,000,000	2,232,120
Fulton County Development Authority, 5.000%, 3/15/2016	995,000	1,111,186
Fulton County Development Authority, 5.000%, 10/1/2019	1,000,000	1,192,030
Georgia Housing & Finance Authority, FHA, 0.000%, 12/1/2016	1,515,000	1,221,196
Georgia School Boards Association, Inc., NATL-RE, 3.750%, 12/1/2015	200,000	212,528
Main Street Natural Gas, Inc., 5.000%, 3/15/2015	95,000	101,912
Milledgeville & Baldwin County Development Authority, AMBAC, 0.706%, 10/1/2016 (3)	805,000	801,418
Municipal Electric Authority of Georgia, NATL-RE-IBC-BNY, 6.500%, 1/1/2017	100,000	112,171
Private Colleges & Universities Authority, 4.000%, 10/1/2013	710,000	723,433
Private Colleges & Universities Authority, 4.000%, 10/1/2014	100,000	104,925
Private Colleges & Universities Authority, 4.000%, 10/1/2015	1,535,000	1,645,965

		19,008,018

Hawaii — 0.0%
Hawaii State Department of Budget & Finance, 5.250%, 7/1/2013, Call 4/15/2013	55,000	55,190

Idaho — 0.0%
City of Boise Airport Revenue, 4.000%, 9/1/2019	255,000	291,733

Description	Principal Amount	Value
Municipals (continued)

Illinois — 6.9%
Boone Mchenry & Dekalb Counties Community Unit School District 100, NATL-RE, 5.000%, 1/1/2016, Call 1/1/2015	$ 240,000	$ 258,468
Central Lake County Joint Action Water Agency, AMBAC, 5.250%, 5/1/2016, Call 5/1/2013	125,000	125,985
Chicago Board of Education, NATL-RE, 5.000%, 12/1/2014, Call 4/1/2013	1,335,000	1,339,205
Chicago Transit Authority, AGC, 0.560%, 6/1/2018, Call 12/1/2013 (3)(5)(6)	4,740,000	4,740,000
Chicago Transit Authority, AMBAC, 5.000%, 6/1/2013	110,000	111,136
Chicago Transit Authority, AMBAC, 5.250%, 6/1/2013	205,000	207,241
City of Berwyn, AMBAC, 5.000%, 12/1/2013	1,995,000	2,038,331
City of Chicago O’Hare International Airport Revenue, AGC, 5.250%, 1/1/2022, Call 1/1/2014	100,000	103,765
City of Chicago, NATL-RE, 5.250%, 1/1/2017, Call 4/1/2013	840,000	842,772
City of Chicago, NATL-RE FGIC, 0.000%, 1/1/2016	150,000	144,128
City of East Peoria, AGM, 2.000%, 1/1/2014	250,000	252,248
City of Joliet, 2.000%, 1/1/2017	180,000	179,734
City of Joliet, 4.000%, 1/1/2014	560,000	574,045
City of Joliet, 4.000%, 1/1/2015	125,000	130,756
City of Rockford, 2.000%, 12/15/2013	390,000	395,117
City of Springfield, 5.000%, 3/1/2016	300,000	326,532
City of Springfield, 5.000%, 3/1/2017	350,000	388,216
City of Springfield, NATL-RE, 3.800%, 3/1/2014	300,000	305,826
City of Springfield, NATL-RE, 4.000%, 3/1/2013	950,000	950,000
City of Springfield, NATL-RE, 4.000%, 3/1/2015	75,000	78,209
City of Springfield, NATL-RE, 5.000%, 3/1/2014	1,485,000	1,531,213
City of Springfield, NATL-RE, 5.000%, 3/1/2015	740,000	786,058
City of United City of Yorkville, AMBAC, 4.000%, 12/30/2014	200,000	210,826
City of United City of Yorkville, AMBAC, 4.000%, 12/30/2017, Call 12/30/2016	125,000	134,004
City of Waukegan, AGM, 3.000%, 12/30/2013	200,000	203,122
City of Waukegan, AGM, 4.000%, 12/30/2015	535,000	565,688
Cook County Community Consolidated School District No. 15 Palatine, NATL-RE FGIC, 0.000%, 12/1/2013	250,000	246,568
Cook County School District No. 130 Blue Island, XLCA, 4.250%, 12/1/2013	500,000	509,570

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Schedule of Investments

Ultra Short Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Illinois (continued)
Cook County School District No. 144 Prairie Hills, AGM, 0.000%, 12/1/2020	$ 135,000	$ 107,870
Cook County School District No. 171 Sunnybrook, 4.500%, 12/1/2013	205,000	210,342
County of Cook, NATL-RE, 5.250%, 11/15/2016, Call 11/15/2013	315,000	326,280
County of Du Page, AGM, 5.000%, 1/1/2017, Call 7/1/2015	455,000	482,291
DuPage Water Commission, AMBAC, 5.250%, 5/1/2015, Call 5/1/2013	175,000	176,379
Eastern Illinois University, AMBAC, 5.000%, 4/1/2015	200,000	213,804
Illinois Finance Authority, 2.150%, 5/15/2014 (4)	275,000	275,157
Illinois Finance Authority, 2.400%, 5/15/2015 (4)	300,000	300,315
Illinois Finance Authority, 2.700%, 5/15/2016 (4)	375,000	375,562
Illinois Finance Authority, 4.000%, 4/1/2014	30,000	31,121
Illinois Finance Authority, 4.000%, 5/15/2015	250,000	264,440
Illinois Finance Authority, 4.125%, 3/1/2013 (3)	100,000	100,000
Illinois Finance Authority, 4.550%, 11/1/2018, Call 11/1/2013	100,000	101,914
Illinois Finance Authority, 5.000%, 11/1/2014	100,000	106,927
Illinois Finance Authority, 5.000%, 12/15/2016, Call 12/1/2015	645,000	662,157
Illinois Finance Authority, 5.250%, 6/1/2013, Call 4/1/2013	175,000	175,579
Illinois Finance Authority, 5.950%, 8/15/2026, Call 4/1/2013 (3)	2,750,000	2,773,237
Illinois Finance Authority, NATL-RE, 0.000%, 12/1/2013	50,000	49,166
Illinois Finance Authority, NATL-RE, 0.000%, 1/1/2014	100,000	98,553
Illinois Finance Authority, NATL-RE, 5.500%, 11/15/2015	75,000	81,912
Illinois Finance Authority, XLCA, 5.000%, 8/1/2015	50,000	53,983
Illinois Housing Development Authority, NATL-RE, 4.100%, 1/1/2014, Call 7/1/2013	145,000	146,044
Illinois State Toll Highway Authority, AGM, 0.550%, 1/1/2031, Call 3/1/2013 (3)	2,000,000	2,000,000
Illinois State University, 4.000%, 4/1/2013	605,000	606,416
JP Morgan Chase Putters/Drivers Trust, 0.310%, 6/1/2018 (3)(5)(6)	6,865,000	6,865,000
Kane County School District No. 129 West Aurora, NATL-RE FGIC, 5.000%, 2/1/2015	350,000	376,425

Description	Principal Amount	Value
Municipals (continued)

Illinois (continued)
Kane, Cook & DuPage Counties School District No. U-46 Elgin, AGM, 4.000%, 1/1/2020, Call 1/1/2015	$2,365,000	$2,463,455
Kendall, Kane & Will Counties Community Unit School District No. 308, 3.000%, 10/1/2014	155,000	160,292
Kendall, Kane & Will Counties Community Unit School District No. 308, 4.000%, 10/1/2015	70,000	75,691
Kendall, Kane & Will Counties Community Unit School District No. 308, NATL-RE FGIC, 4.250%, 10/1/2020, Call 10/1/2017	300,000	334,212
Lake County Community Consolidated School District No. 3 Beach Park, NATL-RE, 8.750%, 1/1/2015	850,000	948,056
Lake County School District No. 37 Gavin, FSA, 0.000%, 12/1/2014	400,000	384,736
Lake County School District No. 38 Big Hollow, AMBAC, 0.000%, 2/1/2015	200,000	188,826
Lake County Township High School District No. 126 Zion-Benton, NATL-RE, 0.000%, 2/1/2014	910,000	895,995
Macon, Christian & De Witt Counties Community College District No. 537 Richland, 5.000%, 11/1/2013	275,000	282,166
Marion & Jefferson Counties Community High School District No. 600 Salem, NATL-RE FGIC, 0.000%, 11/1/2016	475,000	420,527
Mason Hospital District, RADIAN, 7.250%, 12/1/2015	155,000	165,731
McHenry & Kane Counties Community Consolidated School District 158, NATL-RE, 0.000%, 1/1/2015	100,000	94,940
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, NATL-RE FGIC, 0.000%, 1/1/2014	400,000	396,084
Metropolitan Water Reclamation District of Greater Chicago, 5.000%, 12/1/2023, Call 6/1/2016	250,000	284,105
Northern Cook County Solid Waste Agency, NATL-RE, 5.000%, 5/1/2015	505,000	542,789
Northern Illinois Municipal Power Agency, NATL-RE, 5.000%, 1/1/2023, Call 1/1/2018	1,115,000	1,245,689
Quad Cities Regional Economic Development Authority, 3.000%, 10/1/2014	125,000	127,883
Quad Cities Regional Economic Development Authority, 3.000%, 10/1/2016	200,000	207,422
Railsplitter Tobacco Settlement Authority, 3.125%, 6/1/2014	715,000	734,191

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Ultra Short Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Illinois (continued)
Railsplitter Tobacco Settlement Authority, 4.000%, 6/1/2013	$ 300,000	$ 302,442
Saint Clair County School District No. 118 Belleville, AMBAC, 0.000%, 12/1/2014	200,000	188,322
Southwestern Illinois Development Authority, AGM, 5.250%, 2/1/2023, Call 2/1/2017	1,165,000	1,311,219
State of Illinois, 1.500%, 6/15/2021	3,000,000	3,010,350
State of Illinois, 2.000%, 10/1/2033, Call 3/1/2013 (3)	7,000,000	7,000,000
State of Illinois, 5.000%, 3/1/2013	200,000	200,000
State of Illinois, 5.000%, 1/1/2014	250,000	258,860
State of Illinois, 5.000%, 3/1/2014	35,000	36,623
State of Illinois, 5.000%, 3/1/2014	65,000	67,750
State of Illinois, 5.000%, 3/1/2015, Call 3/1/2014	225,000	235,548
State of Illinois, AGM, 5.500%, 4/1/2013	130,000	130,471
State of Illinois, FSA, 5.500%, 12/15/2014, Call 4/1/2013	200,000	200,774
Town of Cicero, NATL-RE FGIC, 4.125%, 12/1/2014	300,000	313,143
Town of Cicero, XLCA, 5.000%, 1/1/2014	210,000	216,718
Village of Bensenville, CIFG, 5.000%, 4/1/2016	500,000	542,915
Village of Bolingbrook, NATL-RE, 3.875%, 3/1/2015	200,000	206,880
Village of Bourbonnais, 4.500%, 11/1/2015	210,000	227,539
Village of Bridgeview, AMBAC, 3.300%, 12/1/2015, Call 12/1/2013	330,000	331,455
Village of Cary, RADIAN, 4.400%, 3/1/2016	365,000	368,519
Village of Elwood, RADIAN, 4.200%, 3/1/2016, Call 3/1/2014	100,000	101,630
Village of Franklin Park, AGM, 4.000%, 7/1/2014	205,000	211,244
Village of Franklin Park, AMBAC, 5.000%, 7/1/2015, Call 1/1/2014	1,250,000	1,270,200
Village of Glenwood, AGM, 3.000%, 12/1/2013	140,000	141,463
Village of Glenwood, AGM, 3.000%, 12/1/2014	165,000	167,803
Village of Lyons, NATL-RE, 3.700%, 12/15/2013	240,000	244,740
Village of Melrose Park, NATL-RE FGIC, 0.000%, 12/15/2014	100,000	94,827
Village of Midlothian, 4.000%, 1/1/2014	100,000	101,309
Village of Sauk Village, RADIAN, 5.350%, 12/1/2014, Call 4/1/2013	75,000	75,066
Will County Community School District No. 161 Summit Hill, NATL-RE FGIC, 0.000%, 1/1/2015	225,000	215,584
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE FGIC, 0.000%, 11/1/2014	100,000	98,671

Description	Principal Amount	Value
Municipals (continued)

Illinois (continued)
Will Grundy Etc Counties Community College District No. 525, 5.250%, 6/1/2015	$ 275,000	$ 300,294
Will, Grundy, Livingston, Cook, Kendall, LaSalle & Kankakee Counties Community College District No. 525, 5.750%, 6/1/2023, Call 6/1/2018	300,000	357,162

		63,121,948

Indiana — 2.8%
City of Greenwood, 4.000%, 10/1/2014	100,000	104,395
County of Jasper, NATL-RE, 5.200%, 6/1/2013	100,000	100,998
County of Knox, 3.000%, 4/1/2015	200,000	205,848
County of Lake, 2.000%, 1/15/2015	545,000	549,480
County of Lake, 2.000%, 7/15/2015	335,000	337,392
County of Lake, 2.000%, 1/15/2016	555,000	558,075
County of Lake, 2.000%, 7/15/2016	560,000	559,087
County of Lake, 2.000%, 1/15/2017	285,000	283,316
Franklin Community Multi-School Building Corp., NATL-RE FGIC State Aid Withholding, 5.000%, 1/15/2016	250,000	273,452
Gary Community School Corp., State Aid Withholding, 2.000%, 1/15/2016	255,000	258,986
Gary Community School Corp., State Aid Withholding, 2.000%, 1/15/2017	520,000	526,776
Hammond Local Public Improvement Bond Bank, 5.000%, 2/15/2014	500,000	515,295
Indiana Finance Authority, 0.600%, 9/15/2014, Call 3/15/2014 (3)	500,000	501,505
Indiana Finance Authority, 2.200%, 2/1/2016, Call 8/1/2015	4,450,000	4,453,070
Indiana Finance Authority, 3.000%, 3/1/2013	380,000	380,000
Indiana Finance Authority, 3.000%, 10/1/2014	3,000,000	3,111,540
Indiana Finance Authority, 4.000%, 7/1/2015	100,000	106,155
Indiana Finance Authority, 5.000%, 5/1/2014	700,000	733,495
Indiana Finance Authority, NATL-RE, 5.000%, 7/1/2014	150,000	159,296
Indiana Health & Educational Facilities Financing Authority, 5.250%, 3/1/2016	710,000	792,395
Indiana Health Facility Financing Authority, 5.000%, 6/1/2014 (3)	225,000	237,719
Indiana Municipal Power Agency, NATL-RE, 5.500%, 1/1/2016	200,000	213,108
Indianapolis Local Public Improvement Bond Bank, 0.500%, 1/10/2020 (3)	4,655,000	4,655,000
Merrillville Redevelopment District, 5.500%, 1/1/2024, Call 1/1/2014	205,000	213,747

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Schedule of Investments

Ultra Short Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Indiana (continued)
North West Hendricks Middle School Building Corp., NATL-RE FGIC State Aid Withholding, 5.000%, 7/15/2014	$ 215,000	$ 227,500
Northwestern School Building Corp., NATL-RE FGIC State Aid Withholding, 5.000%, 7/15/2016, Call 7/15/2014	100,000	105,393
Puttable Floating Option Tax-Exempt Receipts, NATL-RE, 0.570%, 7/1/2022, Call 3/1/2013 (3)	5,645,000	5,645,000
South Putnam Community School Corp., AGM State Aid Withholding, 4.000%, 7/15/2014	230,000	239,462
University of Southern Indiana, NATL-RE FGIC, 5.500%, 10/1/2013	50,000	51,427

		26,098,912

Iowa — 0.7%
City of Ames, 3.000%, 6/15/2013	100,000	100,460
City of Ames, 4.000%, 6/15/2014	250,000	257,650
City of Coralville, 3.000%, 6/1/2016	250,000	249,993
City of Coralville, 5.000%, 6/1/2014	2,115,000	2,183,484
City of Coralville, 5.000%, 6/1/2014	250,000	259,815
City of Coralville, 5.000%, 6/1/2017	50,000	55,166
City of Hills, 4.000%, 8/15/2015	1,690,000	1,781,006
Iowa Finance Authority, FGIC, 5.000%, 7/1/2014	500,000	529,065
Iowa Higher Education Loan Authority, 3.000%, 10/1/2013	160,000	161,398
Iowa Higher Education Loan Authority, 3.000%, 10/1/2015	340,000	353,607
Iowa Higher Education Loan Authority, 3.000%, 10/1/2016	350,000	367,069

		6,298,713

Kansas — 0.2%
Butler County Public Building Commission, NATL-RE, 4.500%, 10/1/2021, Call 10/1/2015	100,000	105,952
Geary County Unified School District No. 475, NATL-RE, 5.250%, 9/1/2014	1,025,000	1,076,414
Kansas Development Finance Authority, 3.000%, 11/15/2013	300,000	304,140
Kansas Development Finance Authority, 3.000%, 11/15/2014	395,000	406,550
Kansas Development Finance Authority, 4.000%, 11/15/2013	100,000	102,070

		1,995,126

Kentucky — 1.1%
City of Owensboro, AMBAC, 0.000%, 1/1/2015	25,000	23,971
City of Pikeville, USDA, 4.000%, 5/1/2013	2,500,000	2,511,275
City of Russell, 4.000%, 11/1/2015	400,000	425,072

Description	Principal Amount	Value
Municipals (continued)

Kentucky (continued)
County of Mason, 0.310%, 10/15/2014, Call 3/6/2013 (3)	$3,200,000	$3,200,000
County of Warren, 4.000%, 4/1/2015	1,000,000	1,054,390
Kentucky Turnpike Authority, AMBAC, 5.000%, 7/1/2013	570,000	578,749
Lexington-Fayette Urban County Government, 1.200%, 4/1/2013 (3)	2,005,000	2,005,000

		9,798,457

Louisiana — 3.8%
Ascension Parish Industrial Development Board, Inc., 0.550%, 12/1/2041, Call 3/1/2013 (3)	5,000,000	5,000,000
Calcasieu Parish School District No. 23, 2.500%, 2/15/2020	465,000	475,746
City of New Orleans, NATL-RE, 5.250%, 12/1/2014	200,000	214,830
Jefferson Parish School Board, CIFG, 4.250%, 2/1/2024, Call 2/1/2017	285,000	308,359
Lafayette Public Trust Financing Authority, AGM, 3.000%, 10/1/2019	415,000	435,206
Louisiana Housing Corp., FHLMC, 1.300%, 7/1/2015, Call 10/1/2013	1,000,000	1,000,330
Louisiana Local Government Environmental Facilities & Community Development Authority, AGM, 2.000%, 10/1/2013	100,000	100,672
Louisiana Local Government Environmental Facilities & Community Development Authority, AGM, 2.000%, 11/1/2013	100,000	100,914
Louisiana Offshore Terminal Authority, 1.875%, 10/1/2013 (3)	335,000	337,127
Louisiana Public Facilities Authority, 0.660%, 7/1/2021, Call 3/7/2013 (3)	2,340,000	2,340,000
Louisiana State Citizens Property Insurance Corp., 2.000%, 6/1/2013	100,000	100,295
Louisiana State Citizens Property Insurance Corp., 2.000%, 6/1/2014	100,000	101,190
Louisiana State Citizens Property Insurance Corp., AMBAC, 5.000%, 6/1/2015	215,000	234,141
Louisiana State Citizens Property Insurance Corp., AMBAC, 5.250%, 6/1/2013	250,000	252,610
Louisiana State Citizens Property Insurance Corp., AMBAC, 5.250%, 6/1/2014	110,000	115,895
New Orleans Aviation Board, AGC, 4.250%, 1/1/2015	250,000	263,235
Parish of St. Bernard, 3.000%, 3/1/2015	2,955,000	3,063,360
Parish of St. James, 0.290%, 11/1/2040, Call 3/1/2013 (3)	9,000,000	9,000,000
Parish of St. James, 0.290%, 11/1/2040, Call 3/1/2013 (3)	7,000,000	7,000,000

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Ultra Short Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Louisiana (continued)
Regional Transit Authority, NATL-RE FGIC, 0.000%, 12/1/2015	$ 275,000	$ 245,916
St. Tammany Parish Hospital Service District No. 1, 2.000%, 7/1/2013	1,000,000	1,005,010
St. Tammany Parish Hospital Service District No. 1, 3.000%, 7/1/2014	1,400,000	1,435,182
State of Louisiana, 0.860%, 6/1/2013, Call 4/1/2013 (3)	150,000	150,095
Tangipahoa Parish Hospital Service District No. 1, 5.375%, 2/1/2014, Call 4/1/2013	2,000,000	2,026,780
Terrebonne Parish Hospital Service District No. 1, 4.000%, 4/1/2013	105,000	105,211

		35,412,104

Maine — 0.2%
Maine Health & Higher Educational Facilities Authority, 4.000%, 7/1/2015	495,000	525,116
Town of Bucksport, 4.000%, 3/1/2014	1,000,000	1,028,540

		1,553,656

Maryland — 0.8%
City of Baltimore, NATL-RE, 0.390%, 7/1/2020 (3)	6,000,000	6,000,000
Maryland Community Development Administration, 4.200%, 9/1/2015	475,000	500,759
Maryland Community Development Administration, 4.300%, 9/1/2017, Call 3/1/2017	75,000	79,974
Maryland Health & Higher Educational Facilities Authority, 3.000%, 7/1/2014	100,000	102,460
Maryland Health & Higher Educational Facilities Authority, 3.000%, 7/1/2015	220,000	228,217

		6,911,410

Massachusetts — 0.9%
City of Fall River, AGM, 5.250%, 2/1/2018, Call 4/1/2013	10,000	10,131
Massachusetts Development Finance Agency, 2.000%, 10/1/2014	1,000,000	1,017,920
Massachusetts Development Finance Agency, 3.000%, 7/1/2013	4,000,000	4,028,760
Massachusetts Development Finance Agency, 4.000%, 7/1/2013	200,000	202,204
Massachusetts Development Finance Agency, 4.000%, 7/1/2014	250,000	259,185
Massachusetts Development Finance Agency, 4.000%, 10/1/2015	200,000	214,668
Massachusetts Development Finance Agency, 5.000%, 1/1/2014	300,000	310,479
Massachusetts Development Finance Agency, AGM, 4.000%, 4/1/2014	695,000	714,161
Massachusetts Development Finance Agency, AGM, 4.000%, 10/1/2015	950,000	1,003,770
Massachusetts Health & Educational Facilities Authority, 5.000%, 7/1/2013 (3)	525,000	531,216

Description	Principal Amount	Value
Municipals (continued)

Massachusetts (continued)
Massachusetts Health & Educational Facilities Authority, AGM, 0.430%, 7/1/2040, Call 3/6/2013 (3)	$ 75,000	$ 75,000
Massachusetts Municipal Wholesale Electric Co., MBIA, 0.140%, 7/1/2018, Call 3/5/2013 (3)	300,000	283,668

		8,651,162

Michigan — 3.3%
Almont Community Schools, NATL-RE Q-SBLF, 4.000%, 5/1/2015, Call 11/1/2013	200,000	203,590
City of Detroit Convention Facility Revenue, NATL-RE, 0.000%, 9/30/2015	275,000	254,873
City of Detroit Convention Facility Revenue, NATL-RE, 5.000%, 9/30/2013	3,090,000	3,155,508
City of Detroit Sewage Disposal System Revenue, AGM, 5.500%, 7/1/2017	400,000	464,160
City of Detroit Sewage System Revenue, NATL-RE, 5.500%, 7/1/2013 (3)	650,000	659,288
City of Detroit Water Supply System Revenue, 5.000%, 7/1/2013	735,000	744,232
City of Detroit Water Supply System Revenue, AGM, 5.000%, 7/1/2014	505,000	528,250
City of Detroit Water Supply System Revenue, NATL-RE FGIC, 5.000%, 7/1/2014	45,000	47,011
City of Detroit Water Supply System Revenue, NATL-RE FGIC, 5.000%, 7/1/2020, Call 7/1/2015	1,655,000	1,763,949
City of Detroit Water Supply System Revenue, NATL-RE FGIC, 5.000%, 7/1/2022, Call 7/1/2015	585,000	619,000
City of Grand Haven Electric System Revenue, NATL-RE, 5.250%, 7/1/2013	100,000	100,849
City of Grand Haven, NATL-RE, 5.500%, 7/1/2014	200,000	206,530
City of Lowell Electric Supply System Revenue, AGM, 2.000%, 8/1/2014	110,000	111,439
City of Manistique, NATL-RE FGIC, 4.400%, 5/1/2013	50,000	50,292
City of Marquette, AMBAC, 4.000%, 5/1/2013	200,000	200,854
City of Marquette, AMBAC, 4.000%, 11/1/2014	160,000	165,926
City of Marquette, AMBAC, 4.000%, 5/1/2015, Call 5/1/2013	100,000	100,366
City of Pontiac, AGC, 3.750%, 5/1/2014	80,000	82,843
City of Pontiac, AGC, 5.000%, 5/1/2013	200,000	201,498
City of Saginaw, AGM, 2.000%, 7/1/2013	175,000	175,577
City of Wayne, AMBAC, 4.000%, 10/1/2017, Call 10/1/2015	300,000	313,200
Coloma Community School District, Q-SBLF, 3.000%, 5/1/2016	300,000	316,002
Coloma Community School District, Q-SBLF, 3.000%, 5/1/2017	315,000	334,486
Coloma Community School District, Q-SBLF, 3.000%, 5/1/2018	330,000	351,424
County of Washtenaw, NATL-RE, 4.000%, 7/1/2018, Call 7/1/2014	100,000	104,145

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Schedule of Investments

Ultra Short Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Michigan (continued)
Detroit Wayne County Stadium Authority, 5.000%, 10/1/2014	$ 245,000	$ 256,317
Deutsche Bank Spears/Lifers Trust, 0.360%, 1/1/2020, Call 6/14/2013 (3)(5)(6)	7,000,000	7,000,000
Grand Blanc Community Schools, AGM, 2.000%, 5/1/2013	610,000	611,592
Hazel Park School District, AGM Q-SBLF, 2.000%, 5/1/2013	485,000	486,242
Kent Hospital Finance Authority, 5.250%, 1/15/2014 (3)	100,000	103,863
Michigan Finance Authority, 3.000%, 4/1/2013	125,000	125,190
Michigan Finance Authority, 3.000%, 5/1/2014	100,000	101,954
Michigan Finance Authority, 3.000%, 12/1/2014	120,000	125,101
Michigan Finance Authority, 3.000%, 5/1/2015	160,000	165,518
Michigan Finance Authority, 3.000%, 5/1/2019	360,000	368,136
Michigan Finance Authority, 3.150%, 5/1/2021	255,000	256,272
Michigan Finance Authority, 3.500%, 4/1/2014	130,000	133,471
Michigan Finance Authority, 4.000%, 6/1/2014	500,000	516,530
Michigan Finance Authority, 4.000%, 4/1/2015	135,000	140,341
Michigan Finance Authority, 5.000%, 6/1/2014	1,225,000	1,280,505
Michigan Finance Authority, 5.000%, 6/1/2015	1,500,000	1,603,455
Michigan Municipal Bond Authority, AGM, 0.000%, 6/15/2013	50,000	49,829
Michigan Municipal Bond Authority, AMBAC, 4.700%, 11/1/2013, Call 4/1/2013	150,000	150,462
Michigan Public Power Agency, NATL-RE, 5.250%, 1/1/2017	200,000	228,878
Michigan State Hospital Finance Authority, 5.500%, 11/1/2015, Call 11/1/2013	100,000	103,463
Michigan State Housing Development Authority, 1.000%, 10/1/2014, Call 4/1/2014	3,150,000	3,154,032
Oakland County Economic Development Corp., 4.500%, 12/1/2013	705,000	706,636
Redford Township Building Authority, AGM, 2.000%, 4/1/2014	355,000	356,313
Romulus Tax Increment Finance Authority, AGM, 4.250%, 11/1/2014	400,000	418,924
Saginaw-Midland Municipal Water Supply Corp., NATL-RE, 5.250%, 9/1/2014, Call 3/1/2013	215,000	215,000
Saginaw-Midland Municipal Water Supply Corp., NATL-RE, 5.250%, 9/1/2015, Call 3/1/2013	100,000	100,000
South Lyon Community Schools, AGM Q-SBLF, 5.000%, 5/1/2014	100,000	105,154
Star International Academy, 2.400%, 3/1/2014	100,000	100,097

Description	Principal Amount	Value
Municipals (continued)

Michigan (continued)
Star International Academy, 2.900%, 3/1/2015	$ 125,000	$ 125,264
Star International Academy, 3.150%, 3/1/2016	130,000	130,442
Star International Academy, 3.400%, 3/1/2017	125,000	125,556

		30,599,829

Minnesota — 0.4%
City of Glencoe, 5.000%, 4/1/2013	260,000	260,751
City of Winona, 2.000%, 7/1/2015	100,000	101,526
City of Winona, 2.300%, 7/1/2016	500,000	510,785
City of Winona, 5.000%, 7/1/2014	150,000	157,860
Minneapolis & St. Paul Housing & Redevelopment Authority, 5.000%, 12/1/2014, Call 12/1/2013	15,000	15,483
Minnesota Higher Education Facilities Authority, 2.000%, 12/1/2013	100,000	100,734
Minnesota Higher Education Facilities Authority, 3.000%, 10/1/2014	390,000	400,160
Minnesota Higher Education Facilities Authority, 3.000%, 12/1/2014	250,000	257,588
Minnesota Higher Education Facilities Authority, 4.000%, 10/1/2015	255,000	271,358
St. Paul Housing & Redevelopment Authority, 3.500%, 7/1/2013, Call 3/18/2013	1,700,000	1,701,309
St. Paul Housing & Redevelopment Authority, NATL-RE, 5.000%, 11/15/2013	60,000	61,775

		3,839,329

Mississippi — 1.0%
City of D’Iberville, 2.000%, 4/1/2016	265,000	265,864
County of DeSoto, AMBAC, 5.000%, 7/1/2013	100,000	101,552
Mississippi Business Finance Corp., 1.700%, 12/1/2036, Call 3/1/2013 (3)	8,000,000	8,000,000
Mississippi Development Bank, 5.000%, 4/1/2016	115,000	126,203
Mississippi Development Bank, 5.000%, 4/1/2018	300,000	342,423
Mississippi Hospital Equipment & Facilities Authority, 5.000%, 10/1/2017	200,000	229,674
Mississippi Hospital Equipment & Facilities Authority, NATL-RE FHA, 4.500%, 2/1/2014	145,000	148,698

		9,214,414

Missouri — 2.2%
Camdenton Reorganized School District No. R-III, 2.000%, 4/1/2014	625,000	631,581
Camdenton Reorganized School District No. R-III, 2.000%, 4/1/2015	200,000	203,430
City of Sikeston, NATL-RE, 6.000%, 6/1/2014	225,000	237,949
City of Springfield, 5.000%, 6/1/2013	230,000	232,493

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Ultra Short Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Missouri (continued)
City of Springfield, 5.000%, 6/1/2014	$ 255,000	$ 268,467
City of St. Louis, 4.000%, 7/1/2013	890,000	898,553
City of St. Louis, AGM, 5.000%, 7/1/2014	150,000	157,818
City of St. Louis, AGM, 5.250%, 7/1/2016, Call 7/1/2013	220,000	222,981
City of St. Louis, NATL-RE, 4.000%, 7/1/2014	100,000	103,849
City of St. Louis, NATL-RE, 5.500%, 7/1/2015	500,000	552,975
Clarence Cannon Wholesale Water Commission, NATL-RE, 4.000%, 5/15/2013	250,000	251,527
County of Jackson, AMBAC, 0.000%, 12/1/2015	90,000	83,921
Joplin Industrial Development Authority, 2.750%, 2/15/2014	135,000	137,113
Joplin Industrial Development Authority, 3.125%, 2/15/2015	705,000	727,969
Kansas City Industrial Development Authority, 4.000%, 9/1/2013	1,150,000	1,158,383
Missouri State Health & Educational Facilities Authority, 0.750%, 12/1/2036, Call 3/1/2013 (3)	2,725,000	2,725,000
Missouri State Health & Educational Facilities Authority, AMBAC, 0.800%, 12/1/2036, Call 3/4/2013 (3)	3,850,000	3,850,000
Missouri State Health & Educational Facilities Authority, CIFG, 0.800%, 12/1/2030, Call 3/5/2013 (3)	2,450,000	2,450,000
Missouri State Health & Educational Facilities Authority, CIFG, 0.800%, 12/1/2030, Call 3/6/2013 (3)	5,175,000	5,175,000
Riverside Industrial Development Authority, 2.000%, 5/1/2013	245,000	245,137

		20,314,146

Montana — 0.0%
Gallatin County Rural Improvement District, 3.500%, 7/1/2013	130,000	130,459

Nebraska — 0.2%
Central Plains Energy Project, 3.000%, 9/1/2013	500,000	505,800
Central Plains Energy Project, 4.000%, 9/1/2014	700,000	731,276
Lincoln County Hospital Authority No. 1, 4.000%, 11/1/2019	745,000	830,519

		2,067,595

Nevada — 0.3%
City of North Las Vegas, NATL-RE, 4.000%, 10/1/2013	750,000	760,380
City of Reno, 5.000%, 6/1/2013	100,000	100,782
Clark County School District, AGM, 5.000%, 6/15/2016, Call 6/15/2014	100,000	105,565
County of Clark, 4.500%, 8/1/2013	1,050,000	1,063,923
Henderson Redevelopment Agency, AMBAC, 4.600%, 10/1/2014, Call 4/1/2013	175,000	177,068
Reno-Tahoe Airport Authority, AGM, 5.000%, 7/1/2017, Call 7/1/2015	205,000	222,046

		2,429,764

Description	Principal Amount	Value
Municipals (continued)

New Hampshire — 0.4%
New Hampshire Business Finance Authority, 5.375%, 5/1/2014	$ 100,000	$ 103,880
New Hampshire Health & Education Facilities Authority, 2.000%, 7/1/2013	705,000	708,440
New Hampshire Health & Education Facilities Authority, 3.000%, 7/1/2015	735,000	765,716
New Hampshire Health & Education Facilities Authority, 3.000%, 7/1/2016	755,000	788,809
New Hampshire Health & Education Facilities Authority, 4.000%, 7/1/2017	780,000	847,985
New Hampshire Health & Education Facilities Authority, 5.000%, 7/1/2014	215,000	216,520
New Hampshire Health & Education Facilities Authority, NATL-RE FGIC, 5.000%, 10/1/2013	100,000	102,189
New Hampshire University System, 2.250%, 7/15/2013	135,000	135,239

		3,668,778

New Jersey — 6.7%
Austin Trust, FSA, 0.370%, 5/1/2027, Call 11/1/2017 (3)(5)(6)	3,385,000	3,385,000
Camden County Municipal Utilities Authority, NATL-RE FGIC, 0.000%, 9/1/2015	185,000	175,887
Casino Reinvestment Development Authority, NATL-RE, 5.000%, 6/1/2014	390,000	409,750
City of Hackensack, AGM, 3.000%, 3/15/2013	200,000	200,158
City of Millville, 2.000%, 7/15/2015	1,385,000	1,414,944
City of Millville, 2.000%, 7/15/2016	150,000	153,591
New Jersey Economic Development Authority, 0.320%, 11/1/2031, Call 3/1/2013 (3)	9,240,000	9,240,000
New Jersey Economic Development Authority, 0.320%, 11/1/2040, Call 3/1/2013 (3)	6,235,000	6,235,000
New Jersey Economic Development Authority, 0.320%, 11/1/2040, Call 3/1/2013 (3)	5,000,000	5,000,000
New Jersey Economic Development Authority, 0.770%, 3/1/2036, Call 3/1/2013 (3)	6,150,000	6,150,000
New Jersey Economic Development Authority, 0.770%, 5/1/2036, Call 3/1/2013 (3)	8,715,000	8,715,000
New Jersey Economic Development Authority, 1.710%, 3/1/2028, Call 3/1/2023 (3)	4,000,000	4,002,160
New Jersey Economic Development Authority, 1.810%, 2/1/2016, Call 8/1/2015 (3)	3,000,000	3,064,470
New Jersey Economic Development Authority, 5.000%, 6/15/2015	1,130,000	1,229,112
New Jersey Economic Development Authority, AGM, 5.000%, 9/1/2014, Call 9/1/2014 (3)	125,000	133,760
New Jersey Economic Development Authority, NATL-RE, 0.000%, 7/1/2013	325,000	324,061

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Schedule of Investments

Ultra Short Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

New Jersey (continued)
New Jersey Economic Development Authority, NATL-RE, 5.250%, 7/1/2016, Call 7/1/2014	$ 150,000	$ 159,480
New Jersey Educational Facilities Authority, AGM, 5.000%, 9/1/2013	250,000	255,597
New Jersey Health Care Facilities Financing Authority, 0.320%, 7/1/2038, Call 3/1/2013 (3)	4,500,000	4,500,000
New Jersey Health Care Facilities Financing Authority, 0.700%, 7/1/2018, Call 3/1/2013 (3)	100,000	100,000
New Jersey Health Care Facilities Financing Authority, 3.250%, 7/1/2016	515,000	544,952
New Jersey Health Care Facilities Financing Authority, 5.000%, 7/1/2013	2,000,000	2,030,600
New Jersey Transportation Trust Fund Authority, 5.000%, 6/15/2013	100,000	101,343
New Jersey Transportation Trust Fund Authority, FGIC, 0.530%, 12/15/2030 (3)	2,560,000	2,560,000
Pequannock River Basin Regional Sewerage Authority, 3.000%, 12/1/2014	360,000	371,178
Pequannock River Basin Regional Sewerage Authority, 3.000%, 12/1/2015	235,000	245,324
Pequannock River Basin Regional Sewerage Authority, 3.000%, 12/1/2016	200,000	210,566
Perth Amboy Board of Education, School Bond Reserve Fund, 3.000%, 7/15/2013	500,000	502,775
Perth Amboy Board of Education, School Bond Reserve Fund, 3.000%, 7/15/2014	470,000	479,842
Somerset Hills School District, 4.000%, 3/15/2018, Call 3/15/2013	140,000	140,148
State of New Jersey, NATL-RE, 4.750%, 6/15/2013, Call 4/1/2013	100,000	100,323
Township of Lyndhurst, NATL-RE FGIC, 4.700%, 5/1/2014, Call 4/1/2013	25,000	25,065

		62,160,086

New Mexico — 0.5%
New Mexico Finance Authority, 1.875%, 6/1/2014	500,000	509,795
New Mexico Finance Authority, 3.250%, 6/1/2013	100,000	100,740
New Mexico Finance Authority, AMBAC, 5.000%, 6/1/2021, Call 6/1/2014	1,500,000	1,575,000
New Mexico Finance Authority, AMBAC, 5.000%, 6/15/2021, Call 6/15/2015	200,000	217,590
New Mexico Finance Authority, NATL-RE, 5.250%, 6/15/2019, Call 6/15/2017	1,440,000	1,687,709

Description	Principal Amount	Value
Municipals (continued)

New Mexico (continued)
New Mexico Institute of Mining & Technology, 3.000%, 7/1/2013	$ 125,000	$ 125,812

		4,216,646

New York — 5.3%
Albany Capital Resource Corp., 2.000%, 7/1/2013	365,000	366,854
City of New York, AGC, 0.300%, 10/1/2021, Call 3/4/2013 (3)	4,950,000	4,950,000
City of New York, AGM, 0.300%, 8/1/2026, Call 3/4/2013 (3)	2,675,000	2,675,000
City of New York, AGM, 0.430%, 8/1/2026, Call 3/6/2013 (3)	575,000	575,000
City of New York, FSA, 0.440%, 1/1/2032, Call 3/1/2013 (3)	1,225,000	1,225,000
City of Utica, 2.000%, 4/1/2014	100,000	101,117
County of Rockland, 2.500%, 9/24/2013	1,000,000	1,005,780
County of Rockland, AGM, 4.000%, 5/1/2013	750,000	753,300
County of Suffolk, NATL-RE, 4.000%, 11/1/2013	285,000	291,538
Glens Falls City School District, NATL-RE State Aid Withholding, 4.375%, 6/15/2013, Call 4/1/2013	150,000	150,371
Long Island Power Authority, NATL-RE, 5.000%, 5/1/2013	225,000	226,636
Long Island Power Authority, NATL-RE, 5.000%, 5/1/2015	445,000	483,755
Long Island Power Authority, NATL-RE, 5.250%, 12/1/2014	415,000	448,706
Metropolitan Transportation Authority, AGM, 0.407%, 11/1/2022, Call 3/6/2013 (3)	2,200,000	2,117,337
Metropolitan Transportation Authority, AMBAC, 0.570%, 11/15/2023 (3)	5,485,000	5,485,000
New York City Municipal Water Finance Authority, 0.190%, 6/15/2032, Call 3/15/2013 (3)	5,000,000	5,000,000
New York City Municipal Water Finance Authority, 5.000%, 6/15/2025, Call 6/15/2020	250,000	303,385
New York City Transitional Finance Authority, 0.330%, 11/1/2022 (3)	2,515,000	2,515,000
New York City Transitional Finance Authority, 0.330%, 11/1/2022 (3)	1,670,000	1,670,000
New York City Transitional Finance Authority, AGM, 0.415%, 11/1/2027, Call 3/1/2013 (3)	4,600,000	4,600,000
New York Local Government Assistance Corp., GO, 5.000%, 4/1/2013	100,000	100,350
New York State Dormitory Authority, 5.000%, 3/15/2032, Call 3/15/2013	100,000	100,134
New York State Dormitory Authority, NATL-RE FGIC, 5.000%, 7/1/2013	135,000	136,602

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Ultra Short Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

New York (continued)
New York State Energy Research & Development Authority, AMBAC, 0.900%, 10/1/2028, Call 3/1/2013 (3)	$1,700,000	$ 1,700,000
New York State Energy Research & Development Authority, NATL-RE, 0.557%, 4/1/2034, Call 3/4/2013 (3)	2,000,000	1,837,052
New York State Thruway Authority, BHAC, 5.000%, 4/1/2029, Call 4/1/2019	400,000	452,876
Puttable Floating Option Tax-Exempt Receipts, AMBAC, 0.510%, 12/1/2025, Call 3/1/2013 (3)(5)(6)	6,330,000	6,330,000
Ramapo Local Development Corp., 2.000%, 3/15/2015	300,000	306,555
South Plattsburgh Fire District, AGC, 4.250%, 10/1/2014	110,000	115,403
Spackenkill Union Free School District, State Aid Withholding, 3.000%, 4/1/2013	280,000	280,535
State of New York, NATL-RE FGIC, 0.135%, 2/15/2022, Call 3/7/2013 (3)	250,000	226,255
State of New York, NATL-RE FGIC, 0.135%, 2/13/2032, Call 3/7/2013 (3)	1,900,000	1,725,242
Syracuse Industrial Development Agency, State Aid Withholding, 3.000%, 5/1/2013	100,000	100,400
Upper Mohawk Valley Regional Water Finance Authority, 3.000%, 4/1/2016	100,000	105,755
Upper Mohawk Valley Regional Water Finance Authority, 3.000%, 4/1/2017	100,000	106,148
Upper Mohawk Valley Regional Water Finance Authority, 4.000%, 4/1/2018	65,000	72,537
Upper Mohawk Valley Regional Water Finance Authority, 4.000%, 4/1/2019	100,000	111,806

		48,751,429

North Carolina — 1.2%
County of Forsyth, 3.000%, 8/1/2013	140,000	141,611
County of New Hanover, NATL-RE, 3.500%, 9/1/2013	100,000	101,527
County of Sampson, FSA, 0.300%, 6/1/2034, Call 6/1/2017 (3)	2,500,000	2,500,000
Person County Industrial Facilities & Pollution Control Financing Authority, AMBAC, 0.158%, 11/1/2018, Call 3/15/2013 (3)	4,350,000	4,101,793
Wake County Industrial Facilities & Pollution Control Financing Authority, AMBAC, 0.158%, 10/1/2022, Call 3/21/2013 (3)	1,025,000	935,857

Description	Principal Amount	Value
Municipals (continued)

North Carolina (continued)
Wake County Industrial Facilities & Pollution Control Financing Authority, AMBAC, 0.193%, 10/1/2022, Call 3/6/2013 (3)	$2,275,000	$ 2,077,203
Wake County Industrial Facilities & Pollution Control Financing Authority, AMBAC, 0.193%, 10/1/2022 (3)	450,000	410,876
Wake County Industrial Facilities & Pollution Control Financing Authority, AMBAC, 0.193%, 10/1/2022, Call 3/28/2013 (3)	950,000	867,377

		11,136,244

North Dakota — 1.4%
Barnes County North Public School District Building Authority, 4.000%, 5/1/2014	485,000	503,309
Barnes County North Public School District Building Authority, 4.000%, 5/1/2015	500,000	532,390
Barnes County North Public School District Building Authority, 4.000%, 5/1/2016	520,000	560,784
Barnes County North Public School District Building Authority, 4.000%, 5/1/2017	545,000	589,854
Barnes County North Public School District Building Authority, 4.000%, 5/1/2018	565,000	610,030
Barnes County North Public School District Building Authority, 4.000%, 5/1/2019	590,000	638,468
County of Burleigh, 2.500%, 7/1/2013	100,000	100,341
County of Burleigh, 2.500%, 7/1/2014	150,000	151,089
County of Burleigh, 3.000%, 7/1/2015	255,000	261,398
North Dakota Housing Finance Agency, 3.750%, 7/1/2042, Call 7/1/2022	1,250,000	1,360,562
Williston Parks & Recreation District, 1.150%, 3/1/2014	200,000	200,138
Williston Parks & Recreation District, 2.000%, 3/1/2032, Call 3/18/2013	4,665,000	4,669,338
Williston Parks & Recreation District, 3.250%, 3/1/2032, Call 3/18/2013	2,460,000	2,453,063

		12,630,764

Ohio — 1.3%
Adams County/Ohio Valley Local School District, 2.000%, 12/1/2014	105,000	105,106
Bath Local School District, AGM, 1.000%, 12/1/2013	155,000	155,560
Buckeye Tobacco Settlement Financing Authority, 4.500%, 6/1/2013	1,325,000	1,335,759
Buckeye Tobacco Settlement Financing Authority, 5.000%, 6/1/2015	50,000	54,057

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Schedule of Investments

Ultra Short Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Ohio (continued)
City of Akron, 4.000%, 12/1/2026, Call 12/1/2017	$ 500,000	$ 536,080
City of Akron, 4.000%, 12/1/2027, Call 12/1/2017	1,000,000	1,068,000
City of Akron Waterworks System Revenue, NATL-RE, 5.000%, 3/1/2013	300,000	300,000
City of Lorain, AGM, 2.000%, 12/1/2013	440,000	443,520
City of Middleburg Heights, 4.000%, 8/1/2019	720,000	793,404
City of Newark, 1.250%, 7/31/2013	900,000	902,997
City of Parma, AMBAC, 5.450%, 12/1/2014	185,000	190,883
City of Trenton, AGM, 2.000%, 12/1/2015	275,000	282,260
County of Erie, XLCA, 4.000%, 10/1/2014	150,000	158,722
County of Richland, AGM, 1.000%, 12/1/2014	100,000	100,069
County of Richland, AGM, 1.500%, 12/1/2015	130,000	131,258
Montpelier Exempted Village School District, School District Credit Program, 0.000%, 12/1/2014	150,000	146,102
Montpelier Exempted Village School District, School District Credit Program, 0.000%, 12/1/2015	145,000	138,505
New Albany Community Authority, 3.000%, 10/1/2013	500,000	506,410
Ohio Housing Finance Agency, GNMA/FNMA/FHLMC, 0.260%, 3/1/2016 (3)	3,095,000	3,095,000
Warrensville Height City School District, NATL-RE FGIC, 7.000%, 12/1/2013	1,050,000	1,092,882

		11,536,574

Oklahoma — 0.4%
Comanche County Hospital Authority, 4.000%, 7/1/2014	290,000	299,918
Comanche County Hospital Authority, RADIAN, 4.000%, 7/1/2013	200,000	201,772
Oklahoma County Finance Authority, 4.000%, 3/1/2018	1,750,000	1,956,850
Oklahoma Turnpike Authority, 5.000%, 1/1/2014	200,000	207,832
Stephens County Educational Facilities Authority, 2.000%, 9/1/2013	115,000	115,605
Stephens County Educational Facilities Authority, 2.000%, 9/1/2014	100,000	101,385
Stephens County Educational Facilities Authority, 3.000%, 9/1/2014	170,000	173,867
Stephens County Educational Facilities Authority, 3.000%, 9/1/2015	160,000	165,048

		3,222,277

Oregon — 1.2%
City of Sutherlin, 1.400%, 11/15/2013, Call 5/15/2013	1,000,000	1,000,400

Description	Principal Amount	Value
Municipals (continued)

Oregon (continued)
County of Gilliam, 2.000%, 9/2/2014 (3)	$2,550,000	$ 2,598,348
Klamath Falls Intercommunity Hospital Authority, 4.000%, 9/1/2014	355,000	369,143
Klamath Falls Intercommunity Hospital Authority, 5.000%, 9/1/2018	1,195,000	1,362,467
Oregon State Facilities Authority, 4.000%, 3/15/2013	100,000	100,091
Oregon State Facilities Authority, 5.000%, 3/15/2013	500,000	500,630
Port of Morrow, 0.600%, 2/1/2027, Call 3/1/2013 (3)	4,360,000	4,360,000
Treasure Valley Community College District, AMBAC, 4.500%, 6/1/2017, Call 6/1/2015	295,000	321,583
Treasure Valley Community College District, AMBAC, 4.500%, 6/1/2017, Call 6/1/2015	135,000	143,697
Treasure Valley Community College District, AMBAC, 4.500%, 6/1/2019, Call 6/1/2015	300,000	327,033

		11,083,392

Pennsylvania — 7.5%
Allegheny County Hospital Development Authority, 1.160%, 8/1/2013, Call 4/1/2013 (3)	2,000,000	2,001,200
Berks County Municipal Authority, 0.800%, 5/1/2037, Call 3/1/2013 (3)	2,110,000	2,110,000
Butler County General Authority, AGC, 0.380%, 12/1/2033 (3)	7,000,000	7,000,000
Butler County General Authority, AGM, 0.380%, 8/1/2031, Call 3/1/2013 (3)	5,000,000	5,000,000
Chester County Industrial Development Authority, 1.600%, 2/1/2015, Call 8/1/2014 (4)	2,000,000	2,011,100
City of Allentown, AGC, 3.125%, 8/15/2014	440,000	453,244
City of Philadelphia, AMBAC, 5.000%, 10/1/2014	200,000	213,292
City of Pittsburgh, 2.000%, 9/1/2013	1,430,000	1,439,681
City of Pittsburgh, 4.000%, 9/1/2015	475,000	509,091
County of Blair, AMBAC, 5.375%, 8/1/2013	270,000	274,744
County of Lehigh, AGM, 5.000%, 7/1/2015	480,000	523,723
Harrisburg Authority, AGM, 5.000%, 12/1/2013 (3)	2,535,000	2,537,915
Harrisburg Authority, AGM, 5.250%, 12/1/2013 (3)	2,000,000	2,005,860
Hermitage Municipal Authority, NATL-RE, 3.650%, 2/1/2014, Call 4/1/2013	200,000	200,416
Lehigh County General Purpose Authority, 3.000%, 11/1/2015	410,000	424,969
Lehigh County General Purpose Authority, 3.000%, 11/1/2016	455,000	474,883
Lehigh County General Purpose Authority, 3.000%, 11/1/2017	395,000	414,264

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Ultra Short Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Pennsylvania (continued)
Lehigh County General Purpose Authority, 4.000%, 11/1/2018	$ 510,000	$ 561,979
Luzerne County Industrial Development Authority, 1.750%, 2/1/2029, Call 3/1/2013 (3)	8,100,000	8,100,000
Monroeville Finance Authority, 3.000%, 2/15/2014	180,000	184,442
Montgomery County Industrial Development Authority, 5.000%, 11/15/2015	1,000,000	1,095,680
Montgomery County Industrial Development Authority, 5.000%, 11/15/2016	1,000,000	1,119,180
Norristown Area School District, 3.000%, 10/1/2013	1,070,000	1,077,212
Norristown Area School District, 3.000%, 10/1/2014	785,000	797,599
Northampton County Industrial Development Authority, 2.400%, 7/1/2014	275,000	274,995
Northern Tioga School District, AGM, 3.750%, 4/1/2013, Call 4/1/2013	250,000	250,610
Pennsylvania Higher Educational Facilties Authority, 2.250%, 7/1/2013	225,000	226,076
Pennsylvania Higher Educational Facilties Authority, 2.500%, 7/1/2014	615,000	625,449
Pennsylvania Housing Finance Agency, 2.500%, 10/1/2016	130,000	135,242
Philadelphia Parking Authority, 5.000%, 9/1/2013	125,000	127,345
Pittsburgh Public Parking Authority, NATL-RE FGIC, 0.000%, 12/1/2014	300,000	287,562
Pittsburgh Public Parking Authority, NATL-RE FGIC, 0.000%, 12/1/2015	725,000	676,389
Pittsburgh Public Schools, AGM State Aid Withholding, 5.375%, 9/1/2013	100,000	102,382
Pittsburgh Public Schools, NATL-RE FGIC State Aid Withholding, 3.500%, 9/1/2015	30,000	31,786
Pittsburgh Water & Sewer Authority, AGM, 0.380%, 9/1/2033, Call 3/1/2013 (3)	5,000,000	5,000,000
Pittsburgh Water & Sewer Authority, AGM, 0.480%, 9/1/2040, Call 3/1/2013 (3)	3,000,000	3,000,000
Pittsburgh Water & Sewer Authority, NATL-RE FGIC, 6.500%, 9/1/2013	55,000	56,212
Puttable Floating Option Tax-Exempt Receipts, FGIC State Aid Withholding, 0.560%, 6/1/2034 (3)	6,995,000	6,995,000
School District of Philadelphia, AMBAC State Aid Withholding, 5.000%, 8/1/2014	200,000	212,472
School District of Philadelphia, State Aid Withholding, 4.000%, 9/1/2013	200,000	203,404

Description	Principal Amount	Value
Municipals (continued)

Pennsylvania (continued)
South Fork Municipal Authority, 4.000%, 7/1/2013	$ 550,000	$ 555,450
Southeastern Pennsylvania Transportation Authority, 3.000%, 6/1/2013	200,000	201,220
Sports & Exhibition Authority of Pittsburgh and Allegheny County, AGM, 0.480%, 11/1/2038, Call 3/1/2013 (3)	7,000,000	7,000,000
State Public School Building Authority, AGM, 2.000%, 10/15/2014	250,000	253,583
State Public School Building Authority, AGM, 3.000%, 10/15/2015	210,000	219,301
State Public School Building Authority, AGM ST AID WITHHLDG, 5.000%, 6/1/2013	525,000	530,512
Tioga County Industrial Development Authority, 3.000%, 3/1/2014	1,000,000	1,012,790
Wayne County Hospital & Health Facilities Authority, AGM CNTY GTD, 2.000%, 7/1/2015	395,000	402,485

		68,910,739

Puerto Rico — 0.4%
Commonwealth of Puerto Rico, 5.500%, 7/1/2013	100,000	101,163
Puerto Rico Highway & Transportation Authority, NATL-RE, 5.500%, 7/1/2013	65,000	66,111
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, 5.000%, 4/1/2015	2,000,000	2,087,540
Puerto Rico Infrastructure Financing Authority, AMBAC, 5.500%, 7/1/2015	1,400,000	1,484,028
Puerto Rico Municipal Finance Agency, AGM, 3.900%, 8/1/2014	200,000	206,084
Puerto Rico Municipal Finance Agency, AGM, 5.000%, 8/1/2013	150,000	152,050

		4,096,976

Rhode Island — 0.0%
Town of Coventry, AGM, 2.000%, 11/1/2013	370,000	373,382

South Carolina — 1.1%
City of North Charleston, 0.150%, 12/1/2018, Call 3/6/2013 (3)	1,630,000	1,630,000
City of North Charleston, 0.220%, 5/1/2024, Call 3/6/2013 (3)	2,705,000	2,705,000
City of Rock Hill, AGM, 0.410%, 1/1/2033, Call 3/6/2013 (3)	1,800,000	1,800,000
City of Rock Hill, AGM, 2.000%, 1/1/2014	375,000	380,108
City of Rock Hill, AGM, 3.000%, 1/1/2015	320,000	334,550
Kershaw County School District, AGC, 5.000%, 12/1/2014	100,000	107,944
Newberry Investing in Children’s Education, 5.250%, 12/1/2015	295,000	320,503

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Schedule of Investments

Ultra Short Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

South Carolina (continued)
Orangeburg Joint Governmental Action Authority, NATL-RE, 5.000%, 4/1/2013	$ 410,000	$ 410,882
Orangeburg Joint Governmental Action Authority, NATL-RE, 5.000%, 10/1/2013	755,000	766,506
Orangeburg Joint Governmental Action Authority, NATL-RE, 5.000%, 4/1/2014	1,085,000	1,113,622
Orangeburg Joint Governmental Action Authority, NATL-RE, 5.000%, 10/1/2014	300,000	312,054
Piedmont Municipal Power Agency, AMBAC, 0.000%, 1/1/2015	60,000	48,866
Spartanburg County Regional Health Services District, 3.000%, 4/15/2014	315,000	322,084

		10,252,119

South Dakota — 0.1%
South Dakota Health & Educational Facilities Authority, 3.500%, 9/1/2013	300,000	303,870
South Dakota Health & Educational Facilities Authority, 3.500%, 9/1/2015	355,000	371,305
South Dakota Housing Development Authority, AGM, 4.300%, 11/1/2013, Call 4/1/2013	95,000	95,141

		770,316

Tennessee — 1.0%
Franklin Public Building Authority, 0.350%, 6/1/2037, Call 3/1/2013 (3)	7,200,000	7,200,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, 3.000%, 11/1/2016	510,000	537,667
Shelby County Health Educational & Housing Facilities Board, AGC, 0.580%, 6/1/2042, Call 3/1/2013 (3)	1,000,000	1,000,000
Tennessee Housing Development Agency, 4.500%, 7/1/2028, Call 1/1/2020	315,000	339,161

		9,076,828

Texas — 8.3%
Andrews County Hospital District, 2.000%, 3/15/2014	525,000	530,785
Andrews County Hospital District, 2.000%, 3/15/2015	870,000	886,365
Brazoria County Municipal Utility District No. 21, RADIAN, 4.700%, 9/1/2019, Call 9/1/2013	125,000	126,615
Capital Area Cultural Education Facilities Finance Corp., 5.000%, 4/1/2013	380,000	381,281
City of Arlington, NATL-RE, 5.000%, 8/15/2034, Call 8/15/2015	2,070,000	2,155,408
City of DeSoto, NATL-RE, 5.000%, 2/15/2021, Call 4/1/2013	155,000	155,479
City of Galveston, 4.000%, 2/1/2014	710,000	726,394

Description	Principal Amount	Value
Municipals (continued)

Texas (continued)
City of Galveston, 4.000%, 2/1/2015	$ 500,000	$ 521,110
City of Houston, 5.000%, 9/1/2032, Call 9/1/2013	5,150,000	5,230,597
Clifton Higher Education Finance Corp., 3.750%, 8/15/2016	485,000	514,289
Coastal Bend Health Facilities Development Corp., AGM, 0.400%, 7/1/2031, Call 3/7/2013 (3)	1,600,000	1,600,000
County of Jones, 3.000%, 9/1/2014	155,000	159,151
County of Jones, 3.000%, 9/1/2015	85,000	88,251
County of Jones, 4.000%, 9/1/2016	165,000	178,385
Dallas Independent School District, 5.000%, 2/15/2014	895,000	934,550
Denton Independent School District, PSF, 0.500%, 8/15/2022, Call 8/15/2016 (3)	4,235,000	4,235,000
Fort Bend County Levee Improvement District No. 12, AGM, 2.000%, 4/1/2015	420,000	427,808
Fort Bend County Municipal Utility District No. 118, AGM, 2.000%, 9/1/2013	65,000	65,389
Fort Bend County Municipal Utility District No. 118, AGM, 2.000%, 9/1/2014	65,000	65,958
Frisco Independent School District, AGC, 5.250%, 8/15/2036, Call 8/15/2019	190,000	229,201
Gulf Coast Industrial Development Authority, 0.600%, 11/1/2019, Call 3/1/2013 (3)	2,350,000	2,350,000
Harris County Health Facilities Development Corp., 0.500%, 7/1/2027 (3)	6,940,000	6,940,000
Harris County Health Facilities Development Corp., AGM, 0.400%, 7/1/2031, Call 3/7/2013 (3)	2,775,000	2,775,000
Harris County Health Facilities Development Corp., AGM, 0.400%, 7/1/2031, Call 3/7/2013 (3)	1,425,000	1,425,000
Harris County Health Facilities Development Corp., NATL-RE, 5.375%, 10/1/2013, Call 4/1/2013	200,000	200,732
Harris County Municipal Utility District No. 1, AGM, 3.000%, 9/1/2013	175,000	176,815
Harris County Municipal Utility District No. 167, AGM, 0.000%, 9/1/2014	190,000	192,491
Harris County Municipal Utility District No. 276, AGM, 2.000%, 9/1/2013	80,000	80,499
Harris County Municipal Utility District No. 276, AGM, 2.000%, 9/1/2014	215,000	218,266
Harris County Municipal Utility District No. 383, BAM, 2.000%, 9/1/2015	140,000	142,048
Harris County Municipal Utility District No. 391, AGM, 2.000%, 9/1/2014	25,000	25,346
Harris County Municipal Utility District No. 391, AGM, 2.000%, 9/1/2015	125,000	126,983

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Ultra Short Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Texas (continued)
Harris Montgomery Counties Municipal Utility District No. 386, 5.000%, 9/1/2015	$ 290,000	$ 309,560
Harrison County Health Facilities Development Corp., 4.000%, 7/1/2013	180,000	181,777
Hidalgo County Health Services Corp., 5.000%, 8/15/2013	505,000	513,843
Horsepen Bayou Municipal Utility District, AGM, 3.000%, 3/1/2013	300,000	300,000
Hunt Memorial Hospital District, AGM, 0.460%, 8/15/2017, Call 3/1/2013 (3)	7,325,000	7,325,000
Lancaster Independent School District, AGM, 0.000%, 2/15/2015	1,200,000	1,175,580
Lubbock Health Facilities Development Corp., 5.000%, 7/1/2013	500,000	507,180
Matagorda County Navigation District No. 1, NATL-RE, 4.000%, 10/15/2015, Call 10/15/2013 (3)	275,000	282,436
Meadowhill Regional Municipal Utility District, AGM, 2.000%, 10/1/2015	165,000	169,476
Midtown Redevelopment Authority, 4.000%, 1/1/2014	170,000	173,796
Nacogdoches County Hospital District, AGM, 2.000%, 5/15/2014	160,000	162,142
North Texas Health Facilities Development Corp., AGM, 5.000%, 9/1/2015	180,000	195,934
North Texas Tollway Authority, 6.000%, 1/1/2020, Call 1/1/2018	250,000	298,155
Northwest Harris County Municipal Utility District No. 19, AGM, 5.500%, 10/1/2013	100,000	102,631
Northwest Independent School District, PSF, 5.000%, 2/15/2036, Call 2/15/2020	465,000	539,005
Paseo De La Resaca Municipal Utility District No. 3, 0.000%, 9/1/2013	300,000	297,282
Puttable Floating Option Tax-Exempt Receipts, FSA, 0.500%, 12/1/2028 (3)	1,368,000	1,368,000
Rib Floater Trust Various States, 0.370%, 3/1/2043, Call 3/1/2022 (3)(5)(6)	5,000,000	5,000,000
Round Rock Transportation System Development Corp., NATL-RE, 4.000%, 8/15/2018, Call 8/15/2015	100,000	106,675
Round Rock Transportation System Development Corp., NATL-RE, 4.125%, 8/15/2019, Call 8/15/2015	150,000	160,200
Sam Rayburn Municipal Power Agency, 5.000%, 10/1/2014	1,515,000	1,607,809
State of Texas, 5.500%, 8/1/2016, Call 4/1/2013	900,000	903,447
Texas Municipal Gas Acquisition & Supply Corp. I, 5.000%, 12/15/2013	360,000	372,326
Texas Municipal Gas Acquisition & Supply Corp. I, 5.000%, 12/15/2014	300,000	321,972

Description	Principal Amount	Value
Municipals (continued)

Texas (continued)
Texas Municipal Gas Acquisition & Supply Corp. III, 5.000%, 12/15/2014	$ 1,000,000	$ 1,076,010
Texas Municipal Gas Acquisition & Supply Corp. III, 5.000%, 12/15/2015	1,500,000	1,658,715
Texas State Turnpike Authority, AMBAC, 0.000%, 8/15/2019	1,000,000	839,140
Texas Transportation Commission, 0.520%, 4/1/2026, Call 3/1/2013 (3)	14,000,000	14,000,000
Texas Transportation Commission, 1.250%, 2/15/2015, Call 2/15/2015 (3)	2,000,000	2,011,140
Travis County Water Control & Improvement District No. 17, BAM, 0.000%, 11/1/2016 (4)	390,000	372,228
Travis County Water Control & Improvement District No. 17, BAM, 0.000%, 11/1/2017 (4)	250,000	233,090

		76,429,745

Utah — 0.4%
Central Utah Water Conservancy District, 5.000%, 10/1/2027, Call 10/1/2019	250,000	295,465
County of Box Elder, 0.380%, 4/1/2028, Call 3/1/2013 (3)	3,000,000	3,000,000

		3,295,465

Virginia — 0.8%
Broadway Industrial Development Authority, 4.100%, 4/1/2013	210,000	210,437
Roanoke Economic Development Authority, 0.160%, 7/1/2036, Call 3/1/2013 (3)	6,000,000	6,000,000
Roanoke Economic Development Authority, AGM, 5.000%, 7/1/2017 (3)	415,000	471,087
Virginia Commonwealth University Health System Authority, 2.000%, 7/1/2014	100,000	101,508
Virginia Housing Development Authority, 3.500%, 6/1/2015	125,000	130,539

		6,913,571

Washington — 0.2%
Washington Health Care Facilities Authority, 2.500%, 12/1/2017 (5)(6)	1,300,000	1,299,974
Washington Health Care Facilities Authority, FHA, 5.250%, 8/1/2015	475,000	505,647
Washington Higher Education Facilities Authority, 3.000%, 10/1/2014	100,000	103,001
Washington Higher Education Facilities Authority, 3.000%, 10/1/2015	170,000	176,934
Washington State Housing Finance Commission, 3.000%, 7/1/2015	200,000	207,420

		2,292,976

West Virginia — 0.1%
City of Princeton, 4.000%, 5/1/2015	1,215,000	1,260,502

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Schedule of Investments

Ultra Short Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Wisconsin — 2.1%
City of Beloit, 3.000%, 5/1/2015	$ 600,000	$ 625,392
City of Menasha, 4.400%, 9/1/2017, Call 9/1/2015	100,000	100,374
City of Menasha, 4.600%, 9/1/2021, Call 9/1/2014	165,000	158,822
City of Menasha, AMBAC, 4.000%, 9/1/2014, Call 9/1/2013	1,000,000	970,190
City of Nekoosa, 5.350%, 7/1/2015	130,000	140,447
Elkhorn Area School District, AGM, 4.500%, 4/1/2013	300,000	300,843
Park Falls Redevelopment Authority, 4.125%, 10/1/2013, Call 4/1/2013	175,000	175,192
Wisconsin Center District, 3.000%, 12/15/2015 (4)	200,000	209,356
Wisconsin Center District, 3.000%, 12/15/2016 (4)	615,000	646,894
Wisconsin Center District, 3.000%, 12/15/2017 (4)	635,000	669,131
Wisconsin Center District, NATL-RE, 0.000%, 12/15/2015	135,000	128,728
Wisconsin Health & Educational Facilities Authority, 0.190%, 8/15/2034, Call 8/15/2013 (3)	3,500,000	3,500,000
Wisconsin Health & Educational Facilities Authority, 0.190%, 8/15/2034, Call 8/15/2016 (3)	4,500,000	4,500,000
Wisconsin Health & Educational Facilities Authority, 2.500%, 10/15/2013	500,000	505,755
Wisconsin Health & Educational Facilities Authority, 2.500%, 10/15/2015	180,000	185,855
Wisconsin Health & Educational Facilities Authority, 3.000%, 8/15/2013	505,000	508,136
Wisconsin Health & Educational Facilities Authority, 4.750%, 8/15/2014 (3)	1,000,000	1,052,750
Wisconsin Health & Educational Facilities Authority, 5.000%, 8/15/2013	115,000	117,310
Wisconsin Health & Educational Facilities Authority, 5.000%, 9/1/2016	375,000	418,504
Wisconsin Health & Educational Facilities Authority, 5.000%, 10/15/2017	225,000	257,362
Wisconsin Health & Educational Facilities Authority, 5.000%, 8/15/2021, Call 8/15/2018	150,000	173,606
Wisconsin Health & Educational Facilities Authority, AMBAC, 5.000%, 12/15/2013	235,000	242,224
Wisconsin Health & Educational Facilities Authority, AMBAC, 5.000%, 12/15/2014	140,000	149,327
Wisconsin Housing & Economic Development Authority, AGM, 0.350%, 5/1/2043, Call 3/1/2013 (3)	4,000,000	4,000,000

		19,736,198

Description	Shares or Principal Amount	Value
Municipals (continued)

Wyoming — 0.0%
Teton County Hospital District, 3.000%, 12/1/2013	$ 250,000	$ 254,265

Total Municipals (identified cost $846,054,643)		848,293,505

Short-Term Investments — 8.0%

Mutual Funds — 4.6%
BMO Tax-Free Money Market Fund, Class I, 0.111% (10)	42,705,630	42,705,630

Short-Term Municipals — 3.4%

Arizona — 0.0%
Maricopa County Elementary School District No. 62 Union, AGM, 2.000%, 7/1/2013	$ 140,000	140,602

California — 1.2%
California Community College Financing Authority, 2.000%, 6/28/2013	5,000,000	5,020,950
California Statewide Communities Development Authority, 2.000%, 5/15/2013	100,000	100,193
City of Monrovia, 3.125%, 6/28/2013	2,000,000	2,013,480
Kaweah Delta Health Care District, 2.000%, 6/1/2013	575,000	576,443
Stockton Unified School District, 3.000%, 7/1/2013	650,000	654,420
Sulphur Springs Union School District, 2.000%, 3/1/2013	2,460,000	2,460,000

		10,825,486

Colorado — 0.0%
Colorado Educational & Cultural Facilities Authority, 3.000%, 6/1/2013 (4)	55,000	55,297

Florida — 0.1%
City of Port St. Lucie, 1.000%, 7/1/2013	350,000	350,031
Orlando Community Redevelopment Agency, 2.000%, 4/1/2013	250,000	250,300

		600,331

Iowa — 0.6%
Iowa Higher Education Loan Authority, 3.000%, 5/16/2013	1,500,000	1,504,920
Iowa Higher Education Loan Authority, 6.000%, 5/16/2013	4,000,000	4,011,160

		5,516,080

Massachusetts — 0.1%
Massachusetts Industrial Finance Agency Pollution Control Revenue Refunding Bonds, 0.400%, 3/6/2013	1,000,000	1,000,000

Michigan — 0.1%
Flint Hospital Building Authority, 5.000%, 7/1/2013 (4)	180,000	181,444
River Rouge School District, Q-SBLF, 3.000%, 5/1/2013	535,000	536,872

		718,316

Mississippi — 0.7%
Claiborne County, 0.490%, 5/15/2013	6,245,000	6,245,000

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Ultra Short Tax-Free Fund (continued)

Description	Principal Amount	Value
Short-Term Investments (continued)

Short-Term Municipals (continued)

Missouri — 0.1%
Missouri State Health & Educational Facilities Authority, 3.000%, 4/25/2013	$1,300,000	$ 1,302,171

New York — 0.2%
Addison Central School District, State Aid Withholding, 2.000%, 6/1/2013	450,000	451,296
Cayuga County Water & Sewer Authority, 2.000%, 3/26/2013, Call 3/11/2013	500,000	500,385
City of Utica, 2.000%, 4/1/2013	100,000	100,094
Lackawanna City School District, State Aid Withholding, 2.000%, 3/1/2013	190,000	190,000
Town of Ramapo, 2.000%, 6/15/2013	685,000	687,980

		1,929,755

Ohio — 0.2%
County of Richland, AGM, 1.000%, 12/1/2013	115,000	115,202
Ohio State Water Development Authority, 0.600%, 7/1/2013 (3)	1,500,000	1,500,285

		1,615,487

Oregon — 0.1%
Astoria Hospital Facilities Authority, 3.000%, 8/1/2013	930,000	937,468

Pennsylvania — 0.0%
Blue Mountain School District, State Aid Withholding, 0.400%, 3/15/2013	200,000	200,006

Texas — 0.0%
Fort Bend County Municipal Utility District No. 137, AGM, 3.000%, 9/1/2013	110,000	111,217

Utah — 0.0%
Utah State Board of Regents, 3.000%, 11/1/2013	100,000	101,820

Washington — 0.0%
Washington State Housing Finance Commission, FHLMC, 0.700%, 7/1/2013	135,000	135,192

Total Short-Term Municipals		31,434,228

Total Short-Term Investments (identified cost $74,134,975)		74,139,858

Total Investments — 100.1% (identified cost $920,189,618)		922,433,363
Other Assets and Liabilities — (0.1)%		(1,287,220)

Total Net Assets — 100.0%		$921,146,143

Portfolio Credit Ratings*
Sector	Fund
AAA	7.4%
AA	29.1
A	32.8
BBB	16.5
BB	0.2
NR	9.5
Other Assets & Liabilities, Net	4.5

Total	100.0%

Municipal Issuance/Industry Type*
Issuance/Industry	Fund
General Obligation
School District	5.8%
State or Local	9.2

Total General Obligation	15.0
Revenue Bonds
Appropriation	15.5
Education	10.8
General Revenue	3.7
Healthcare	18.8
Housing	3.2
Industrial Revenue	5.5
Power	1.4
Special Tax	6.6
Student Loan	0.7
Tobacco	0.7
Transportation	6.9
Water & Sewer	6.7

Total Revenue Bonds	80.5
Other Assets & Liabilities, Net	4.5

Total	100.0%

Short Tax-Free Fund

Description	Principal Amount	Value
Municipals — 97.3%

Alabama — 0.3%
Alabama State Docks Department, NATL-RE, 5.000%, 10/1/2019, Call 10/1/2016	$100,000	$ 107,787

Arizona — 2.8%
Arizona Health Facilities Authority, 1.960%, 2/5/2020, Call 8/9/2019 (3)	250,000	253,967
City of Scottsdale, 4.250%, 7/1/2025, Call 7/1/2018	150,000	167,036
Glendale Industrial Development Authority, 4.000%, 12/1/2013	80,000	81,918
Greater Arizona Development Authority, 5.000%, 8/1/2024, Call 8/1/2018	25,000	27,741
McAllister Academic Village LLC, 5.750%, 7/1/2016	95,000	108,633
Phoenix Civic Improvement Corp., 0.000%, 7/1/2019 (13)	100,000	117,490
University of Arizona, 5.000%, 8/1/2026, Call 8/1/2021	250,000	295,242

		1,052,027

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Schedule of Investments

Short Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

California — 14.9%
Bay Area Toll Authority, 1.210%, 4/1/2024, Call 10/1/2023 (3)	$500,000	$500,900
Berkeley Unified School District, NATL-RE, 4.000%, 8/1/2018, Call 8/1/2013	100,000	102,140
California Health Facilities Financing Authority, 5.000%, 11/15/2021, Call 11/15/2015	100,000	108,542
California Infrastructure & Economic Development Bank, AMBAC, 0.340%, 10/1/2017, Call 3/5/2013 (3)	400,000	377,612
California Infrastructure & Economic Development Bank, AMBAC, 0.340%, 10/1/2023, Call 3/1/2013 (3)	475,000	440,034
California State Public Works Board, 5.000%, 11/1/2020, Call 11/1/2019	35,000	41,632
California State Public Works Board, 5.125%, 10/1/2022, Call 10/1/2019	245,000	286,988
California Statewide Communities Development Authority, FGIC, 4.250%, 11/1/2016 (3)	50,000	55,136
California Statewide Communities Development Authority, XLCA, 4.100%, 4/1/2013 (3)	200,000	200,518
Chaffey Community College District, NATL-RE, 4.250%, 6/1/2026, Call 6/1/2015	100,000	106,008
Chino Basin Desalter Authority, AGC, 4.500%, 6/1/2025, Call 6/1/2018	300,000	326,052
County of Yolo, AGM, 5.000%, 12/1/2015	180,000	194,567
County of Yolo, AGM, 6.800%, 12/1/2014	170,000	185,495
Desert Sands Unified School District, AMBAC, 0.000%, 6/1/2014	100,000	99,126
El Centro Financing Authority, AGM, 4.500%, 10/1/2019, Call 10/1/2016	175,000	190,388
Escondido Union High School District, NATL-RE, 0.000%, 11/1/2014	100,000	96,411
Imperial Unified School District, XLCA, 5.000%, 8/1/2023, Call 8/1/2014	50,000	52,566
Long Beach Bond Finance Authority, AMBAC, 0.000%, 8/1/2019	280,000	198,072
Los Angeles Unified School District, FGIC, 5.000%, 7/1/2025, Call 7/1/2015	265,000	288,884
Metropolitan Water District of Southern California, 2.500%, 10/1/2014, Call 7/1/2014 (3)	50,000	51,422
Northern California Transmission Agency, NATL-RE, 0.457%, 5/1/2024, Call 3/5/2013 (3)	100,000	89,363
Palomar Pomerado Health, NATL-RE, 0.000%, 8/1/2014	120,000	119,446
Ravenswood City School District, AMBAC, 5.000%, 8/15/2016, Call 8/15/2014	340,000	361,005
San Bernardino City Unified School District, AGM, 5.000%, 8/1/2017, Call 8/1/2014	145,000	152,530
San Pasqual Union School District, AGM, 0.000%, 9/1/2018	150,000	132,234
San Pasqual Union School District, AGM, 0.000%, 9/1/2019	150,000	127,014
Santa Paula Union High School District, 4.500%, 8/1/2027, Call 8/1/2019	80,000	87,042

Description	Principal Amount	Value
Municipals (continued)

California (continued)
State of California, AGM, 5.000%, 8/1/2027, Call 8/1/2015	$100,000	$ 108,139
Stockton Unified School District, AGC, 4.000%, 8/1/2015	50,000	53,199
Stockton Unified School District, AGM, 4.250%, 8/1/2014	20,000	20,873
Stockton Unified School District, AGM, 5.000%, 8/1/2018, Call 8/1/2017	200,000	226,080
Twin Rivers Unified School District, 0.000%, 4/1/2014	200,000	197,240
West Contra Costa Unified School District, AGM, 5.000%, 8/1/2018	65,000	77,215

		5,653,873

Colorado — 3.4%
Broomfield Urban Renewal Authority, 0.400%, 12/1/2030, Call 3/1/2013 (3)	100,000	100,000
City & County of Denver, 5.000%, 11/15/2025, Call 11/15/2020	50,000	58,737
City & County of Denver, AGC, 0.330%, 11/15/2025, Call 3/1/2013 (3)	250,000	250,000
Colorado Health Facilities Authority, 4.000%, 10/1/2018	165,000	179,050
E-470 Public Highway Authority, NATL-RE, 0.000%, 9/1/2013	100,000	99,364
E-470 Public Highway Authority, NATL-RE, 5.000%, 9/1/2017, Call 9/1/2016	300,000	324,804
Regional Transportation District, AMBAC, 5.000%, 6/1/2021, Call 6/1/2015	250,000	268,157

		1,280,112

Connecticut — 0.5%
Connecticut State Health & Educational Facility Authority, NATL-RE, 5.000%, 7/1/2023, Call 7/1/2017	150,000	171,078

Delaware — 0.8%
Delaware Solid Waste Authority, NATL-RE, 5.000%, 6/1/2015	275,000	300,897

Florida — 9.7%
Citizens Property Insurance Corp., 4.250%, 6/1/2017	50,000	56,041
Citizens Property Insurance Corp., AGM, 5.000%, 6/1/2016	50,000	56,204
Citizens Property Insurance Corp., NATL-RE, 5.000%, 3/1/2017	20,000	22,859
City of Cape Coral, NATL-RE, 5.000%, 7/1/2016	190,000	206,885
City of Lauderhill, XLCA, 4.250%, 10/1/2022, Call 10/1/2014	150,000	155,314
City of Tampa, 4.250%, 11/15/2023, Call 5/15/2020	325,000	353,733
County of Citrus, XLCA, 0.407%, 1/1/2018 (3)	350,000	336,290
County of Okeechobee, 0.650%, 7/1/2013 (3)	250,000	250,167
County of Palm Beach, NATL-RE FGIC, 7.200%, 6/1/2015	125,000	143,713
County of Palm Beach, XLCA, 5.000%,11/1/2022, Call 11/1/2017	50,000	58,380
Florida Department of Environmental Protection, AGC, 5.000%, 7/1/2022, Call 7/1/2017	150,000	172,137

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Florida (continued)
Florida Governmental Utility Authority, AGM, 4.000%, 7/1/2021	$235,000	$ 262,641
Florida Municipal Loan Council, NATL-RE, 3.625%, 2/1/2015	100,000	104,670
Florida Municipal Power Agency, AMBAC, 0.193%, 10/1/2021 (3)	450,000	383,877
Florida Municipal Power Agency, NATL-RE FGIC, 0.193%, 10/1/2027 (3)	25,000	21,265
Miami-Dade County Expressway Authority, 0.860%, 6/13/2013, Call 3/1/2013 (3)(5)(6)	500,000	500,000
Miami-Dade County School Board, NATL-RE FGIC, 5.000%, 5/1/2022, Call 5/1/2017	50,000	56,399
Orange County School Board, AGM-CR FGIC, 5.000%, 8/1/2021, Call 8/1/2016	50,000	54,793
Pinellas County Health Facilities Authority, NATL-RE, 0.260%, 11/15/2023, Call 3/1/2013 (3)	200,000	181,259
St. Lucie County School Board, NATL-RE FGIC, 4.300%, 10/1/2019, Call 10/1/2016	250,000	266,960
Tampa Bay Water, 5.000%, 10/1/2017	40,000	47,627

		3,691,214

Georgia — 1.7%
Burke County Development Authority, AGM, 0.352%, 1/1/2024, Call 3/21/2013 (3)	100,000	82,493
City of Atlanta, 6.000%, 11/1/2029, Call 11/1/2019	290,000	355,656
Fulton County Development Authority, 4.000%, 3/15/2016	50,000	54,353
Fulton County Development Authority, 5.000%, 3/15/2016	150,000	167,515

		660,017

Illinois — 11.9%
Chicago Board of Education, AGM, 5.000%, 12/1/2022, Call 12/1/2017	125,000	139,709
Chicago Transit Authority, 5.500%, 6/1/2019, Call 12/1/2018	105,000	126,918
City of Chicago, 5.000%, 1/1/2018	50,000	58,237
City of Chicago, AMBAC, 4.000%, 1/1/2017, Call 7/1/2015	50,000	53,794
City of Springfield, NATL-RE, 5.000%, 3/1/2013	370,000	370,000
City of Springfield, NATL-RE, 5.000%, 3/1/2014	125,000	128,890
Cook County High School District No. 205 Thornton Township, AGC, 5.500%, 12/1/2014	100,000	107,936
County of Winnebago, NATL-RE, 4.250%, 12/30/2019, Call 12/30/2016	50,000	55,815
Illinois Finance Authority, 5.000%, 2/15/2018	40,000	45,541
Illinois Finance Authority, 5.000%, 11/1/2027, Call 11/1/2019	100,000	111,026
Illinois Finance Authority, 5.250%, 8/15/2015	200,000	217,178
Illinois Finance Authority, 5.500%, 11/1/2018	350,000	420,658

Description	Principal Amount	Value
Municipals (continued)

Illinois (continued)
Illinois Finance Authority, 5.950%, 8/15/2026, Call 4/1/2013 (3)	$250,000	$ 252,112
Illinois Finance Authority, AGM, 0.000%, 2/1/2015	120,000	116,366
Illinois State Toll Highway Authority, 4.125%, 1/1/2020, Call 7/1/2015	100,000	107,442
Illinois State Toll Highway Authority, AGM, 5.000%, 1/1/2022, Call 7/1/2016	100,000	112,897
Kendall, Kane & Will Counties Community College District No. 516, NATL-RE FGIC, 0.000%, 12/15/2015, Call 12/15/2013	150,000	136,714
Kendall, Kane & Will Counties Community Unit School District No. 308, NATL-RE FGIC, 4.250%, 10/1/2020, Call 10/1/2017	50,000	55,702
Lake County Community High School District No. 117 Antioch, NATL-RE FGIC, 0.000%, 12/1/2016	235,000	218,393
Lake County Forest Preserve District, 4.750%, 12/15/2023, Call 6/15/2018	100,000	115,441
Lake County School District No. 38 Big Hollow, AMBAC, 0.000%, 2/1/2014	100,000	97,400
Southwestern Illinois Development Authority, AGM, 5.250%, 2/1/2023, Call 2/1/2017	250,000	281,377
State of Illinois, 3.875%, 9/1/2017	100,000	109,907
State of Illinois, 5.000%, 1/1/2015	300,000	321,159
Town of Cicero, NATL-RE FGIC, 5.000%, 1/1/2014	200,000	205,878
Village of Bensenville, CIFG, 5.000%, 4/1/2016	300,000	325,749
Village of Dolton, NATL-RE, 4.200%, 12/1/2019, Call 12/1/2014	125,000	129,499
Village of Plainfield, NATL-RE FGIC, 3.850%, 12/15/2016, Call 12/15/2013	100,000	102,201

		4,523,939

Indiana — 4.6%
Avon Community School Building Corp., AMBAC State Aid Withholding, 4.500%, 7/15/2019, Call 7/15/2017	75,000	85,794
County of Lake, 2.000%, 1/15/2017	280,000	278,345
County of Lake, 2.000%, 7/15/2017	245,000	242,868
Gary Community School Corp., State Aid Withholding, 2.000%, 1/15/2015	150,000	152,229
Gary Community School Corp., State Aid Withholding, 2.000%, 1/15/2018	270,000	270,621
Indiana Bond Bank, AMBAC, 5.250%, 4/1/2018	50,000	58,617
Indiana Finance Authority, 2.200%, 2/1/2016, Call 8/1/2015	200,000	200,138
Indiana Finance Authority, 5.250%, 10/1/2022, Call 10/1/2021	150,000	188,495
Indianapolis Local Public Improvement Bond Bank, 0.500%, 1/10/2020 (3)	250,000	250,000

		1,727,107

Kansas — 0.7%
Miami County Unified School District No. 416 Louisburg, NATL-RE, 5.000%, 9/1/2016	250,000	280,268

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Schedule of Investments

Short Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Louisiana — 1.6%
Louisiana State Citizens Property Insurance Corp., AMBAC, 5.000%, 6/1/2018, Call 6/1/2016	$215,000	$ 241,092
State of Louisiana, 0.860%, 6/1/2013, Call 4/1/2013 (3)	350,000	350,221

		591,313

Maine — 0.7%
Maine Health & Higher Educational Facilities Authority, NATL-RE ST RES FD GTY, 4.500%, 7/1/2016, Call 7/1/2014	50,000	52,387
Regional School Unit No. 1 Lower Kennebec Region School Unit, 4.500%, 2/1/2022, Call 2/1/2021	100,000	114,033
Town of Bucksport, 4.000%, 3/1/2014	100,000	102,854

		269,274

Maryland — 0.3%
Maryland Community Development Administration, 4.300%, 9/1/2017, Call 3/1/2017	120,000	127,958

Massachusetts — 1.4%
Commonwealth of Massachusetts, NATL-RE FGIC, 0.135%, 12/1/2030, Call 3/6/2013 (3)	500,000	421,084
Massachusetts Health & Educational Facilities Authority, 1.014%, 11/15/2032, Call 11/15/2017 (3)	100,000	93,831

		514,915

Michigan — 4.4%
City of Detroit Sewage Disposal System Revenue, AGM, 3.650%, 7/1/2015, Call 7/1/2013	100,000	100,846
City of Detroit Sewage Disposal System Revenue, AGM, 5.500%, 7/1/2017	100,000	116,040
City of Detroit Sewage Disposal System Revenue, NATL-RE, 5.500%, 7/1/2015	170,000	185,827
City of Detroit Sewage Disposal System Revenue, NATL-RE, 5.500%, 7/1/2016	50,000	56,439
City of Detroit Sewage Disposal System Revenue, NATL-RE, 6.000%, 7/1/2014	100,000	105,772
City of Detroit Water Supply System Revenue, AGM, 5.000%, 7/1/2013	55,000	55,732
City of Detroit Water Supply System Revenue, BHAC, 4.000%, 7/1/2017	100,000	109,238
Detroit City School District, AGM Q-SBLF, 5.000%, 5/1/2014	165,000	172,602
Michigan Municipal Bond Authority, 5.000%, 10/1/2015, Call 10/1/2014	90,000	96,629
Muskegon Public Schools, Q-SBLF, 4.250%, 5/1/2021, Call 5/1/2019	200,000	225,442
South Lyon Community Schools, NATL-RE, 5.500%, 5/1/2013	50,000	50,387
State of Michigan, 5.500%, 11/1/2021, Call 5/1/2019	300,000	363,618
Western Michigan University, 5.000%, 11/15/2021	40,000	49,173

		1,687,745

Description	Principal Amount	Value
Municipals (continued)

Mississippi — 1.8%
City of D’Iberville, 2.125%, 4/1/2017	$190,000	$ 189,519
Mississippi Business Finance Corp., 1.700%, 12/1/2036, Call 3/1/2013 (3)	500,000	500,000

		689,519

Missouri — 3.2%
Missouri State Health & Educational Facilities Authority, 3.750%, 2/1/2017	45,000	47,752
Missouri State Health & Educational Facilities Authority, 4.000%, 2/15/2021	100,000	108,716
Missouri State Health & Educational Facilities Authority, AMBAC, 0.800%, 12/1/2036, Call 3/4/2013 (3)	250,000	250,000
Missouri State Health & Educational Facilities Authority, CIFG, 0.800%, 12/1/2030, Call 3/6/2013 (3)	500,000	500,000
Missouri State Health & Educational Facilities Authority, CIFG, 0.800%, 12/1/2030, Call 3/5/2013 (3)	300,000	300,000

		1,206,468

Nevada — 1.9%
Clark County School District, NATL-RE FGIC, 5.000%, 6/15/2021, Call 6/15/2017	100,000	116,212
Clark County School District, NATL-RE FGIC, 5.000%, 6/15/2023, Call 6/15/2017	175,000	201,238
County of Clark, 5.000%, 7/1/2015	50,000	54,748
County of Clark, 5.000%, 7/1/2024, Call 1/1/2020	150,000	173,280
County of Clark, AMBAC, 4.125%, 11/1/2020, Call 11/1/2015	75,000	79,984
Nye County School District, PSF, 4.375%, 5/1/2025, Call 5/1/2015	100,000	108,726

		734,188

New Jersey — 2.3%
New Jersey Economic Development Authority, 1.710%, 3/1/2028, Call 3/1/2023 (3)	250,000	250,135
New Jersey Economic Development Authority, AGC-ICC FGIC, 5.250%, 12/15/2021	100,000	125,950
New Jersey Economic Development Authority, NATL-RE FGIC, 5.250%, 12/15/2017, Call 12/15/2015	40,000	44,727
New Jersey State Turnpike Authority, AGM, 5.000%, 1/1/2022, Call 1/1/2015	50,000	53,602
New Jersey Transportation Trust Fund Authority, AGM-CR, 5.500%, 12/15/2021	300,000	382,470

		856,884

New York — 5.5%
Battery Park City Authority, AMBAC, 0.402%, 11/1/2031, Call 3/21/2013 (3)	150,000	138,754
City of Yonkers, 4.000%, 7/1/2016	300,000	324,315
City of Yonkers, NATL-RE, 5.000%, 8/1/2018, Call 8/1/2015	100,000	107,327
Metropolitan Transportation Authority, AGM, 0.407%, 11/1/2022, Call 3/6/2013 (3)	375,000	360,910

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

New York (continued)
New York Mortgage Agency, 5.000%, 10/1/2019	$500,000	$ 587,900
Niagara Falls City School District, AGM State Aid Withholding, 4.100%, 6/15/2017, Call 6/15/2015	200,000	210,034
Plattsburgh City School District, NATL-RE, 4.125%, 6/15/2015	75,000	80,458
State of New York, NATL-RE FGIC, 0.135%, 2/15/2022, Call 3/7/2013 (3)	325,000	294,132

		2,103,830

North Carolina — 2.7%
County of Burke, AMBAC, 5.000%, 4/1/2019, Call 4/1/2016	95,000	105,948
County of Guilford, 4.000%, 2/1/2023, Call 2/1/2019	115,000	130,077
Person County Industrial Facilities & Pollution Control Financing Authority, AMBAC, 0.158%, 11/1/2018, Call 3/15/2013 (3)	450,000	424,323
Wake County Industrial Facilities & Pollution Control Financing Authority, AMBAC, 0.193%, 10/1/2022, Call 3/6/2013 (3)	400,000	365,222

		1,025,570

Ohio — 0.9%
Avon Lake City School District, NATL-RE, 4.500%, 12/1/2016, Call 6/1/2015	100,000	108,146
City of Cleveland, AMBAC, 5.250%, 1/1/2018	50,000	58,108
Pickerington Local School District, NATL-RE, 4.300%, 12/1/2024, Call 12/1/2016	35,000	36,685
Ravenna City School District, School District Credit Program, 0.000%, 1/15/2015	135,000	131,954

		334,893

Oklahoma — 0.8%
Comanche County Hospital Authority, 4.000%, 7/1/2014	300,000	310,260

Oregon — 0.1%
Treasure Valley Community College District, 2.000%, 6/1/2013	45,000	45,127

Pennsylvania — 7.6%
Allegheny County Hospital Development Authority, 5.375%, 8/15/2029, Call 8/15/2019	225,000	259,803
Berks County Municipal Authority, 1.610%, 7/1/2022, Call 7/1/2017	350,000	354,718
Chester County Industrial Development Authority, 1.600%, 2/1/2015, Call 8/1/2014 (4)	200,000	201,110
City of Philadelphia, AGC, 5.125%, 8/1/2025, Call 8/1/2019	100,000	111,128
City of Pittsburgh, AGM, 5.250%, 9/1/2015	100,000	110,761
City of Pittsburgh, AGM, 5.250%, 9/1/2017, Call 9/1/2016	95,000	107,585
Lehigh County General Purpose Authority, 3.000%, 11/1/2014	195,000	200,054

Description	Principal Amount	Value
Municipals (continued)

Pennsylvania (continued)
Monroe County Hospital Authority, 5.000%, 1/1/2017	$260,000	$ 288,254
Northampton County Industrial Development Authority, 1.900%, 7/1/2013	160,000	159,997
Pennsylvania Economic Development Financing Authority, 1.750%, 12/1/2015 (3)	100,000	102,871
Pennsylvania Higher Educational Facilities Authority, NATL-RE, 5.000%, 4/1/2014	100,000	105,016
Pennsylvania Turnpike Commission, AGM, 0.330%, 7/15/2041, Call 3/15/2013 (3)	350,000	350,000
Puttable Floating Option Tax-Exempt Receipts, FGIC State Aid Withholding, 0.560%, 6/1/2034 (3)	20,000	20,000
State Public School Building Authority, AGM State Aid Withholding, 5.000%, 6/1/2024, Call 12/1/2016	200,000	216,988
State Public School Building Authority, FSA, 5.375%, 10/1/2023, Call 10/1/2018	160,000	182,891
Wayne County Hospital & Health Facilities Authority, AGM, 2.000%, 7/1/2015	100,000	101,895

		2,873,071

South Carolina — 1.8%
South Carolina Jobs-Economic Development Authority, 4.000%, 11/1/2015	375,000	403,174
South Carolina Jobs-Economic Development Authority, AGC, 4.250%, 2/1/2018	250,000	279,505

		682,679

Tennessee — 2.5%
Clarksville Natural Gas Acquisition Corp., 5.000%, 12/15/2014	500,000	536,250
Clarksville Natural Gas Acquisition Corp., 5.000%, 12/15/2015	80,000	88,026
Franklin Public Building Authority, 0.350%, 6/1/2037, Call 3/1/2013 (3)	250,000	250,000
Tennessee Energy Acquisition Corp., 5.000%, 9/1/2016	65,000	71,794

		946,070

Texas — 4.0%
Austin Community College District Public Facility Corp., 5.000%, 8/1/2028, Call 8/1/2018	125,000	145,094
City of Coppell, 5.750%, 2/1/2023, Call 2/1/2018	50,000	59,882
Clifton Higher Education Finance Corp., 1.950%, 12/1/2015	185,000	185,686
Harris County Municipal Utility District No. 167, AGM, 0.000%, 9/1/2015	70,000	67,096
Nacogdoches County Hospital District, AGM, 2.000%, 5/15/2016	175,000	178,434
North Texas Tollway Authority, 5.750%, 1/1/2038, Call 1/1/2018	225,000	248,323
Port Arthur Independent School District, AGC, 4.000%, 2/15/2020, Call 2/15/2018	50,000	55,859

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Schedule of Investments

Short Tax-Free Fund (continued)

Description	Shares or Principal Amount	Value
Municipals (continued)

Texas (continued)
Puttable Floating Option Tax-Exempt Receipts, FSA, 0.500%, 12/1/2028 (3)	$192,000	$ 192,000
Texas Municipal Gas Acquisition & Supply Corp., 5.000%, 12/15/2015	135,000	148,698
Texas Transportation Commission, 0.520%, 4/1/2026, Call 3/1/2013 (3)	250,000	250,000

		1,531,072

Virginia — 1.5%
Greater Richmond Convention Center Authority, NATL-RE, 5.000%, 6/15/2021, Call 6/15/2015	130,000	141,035
Henrico County Economic Development Authority, 4.000%, 11/1/2016	100,000	109,382
Virginia College Building Authority, 4.250%, 9/1/2027, Call 9/1/2019	275,000	302,104

		552,521

Washington — 0.8%
City of Tacoma, 5.750%, 12/1/2017	100,000	120,334
Washington Health Care Facilities Authority, 0.000%,12/1/2017 (5)(6)	200,000	174,248

		294,582

Wisconsin — 0.2%
Wisconsin Health & Educational Facilities Authority, 5.500%, 12/15/2020, Call 12/15/2019	80,000	94,057

Total Municipals (identified cost $36,700,894)		36,920,315

Short-Term Investments — 2.7%

Mutual Funds — 2.1%
BMO Tax-Free Money Market Fund, Class I, 0.111% (10)	800,535	800,535

Short-Term Municipals — 0.6%

Texas — 0.6%
Clifton Higher Education Finance Corp., 1.650%, 12/1/2013	$225,000	225,229

Total Short-Term Investments (identified cost $1,025,535)		1,025,764

Total Investments — 100.0% (identified cost $37,726,429)		37,946,079
Other Assets and Liabilities — 0.0%		(6,769)

Total Net Assets — 100.0%		$37,939,310

Portfolio Credit Ratings*
Sector	Fund
AAA	4.5%
AA	41.8
A	30.1
BBB	15.6
NR	5.9
Other Assets & Liabilities, Net	2.1

Total	100.0%

Municipal Issuance/Industry Type*
Issuance/Industry	Fund
General Obligation
School District	11.4%
State or Local	12.5

Total General Obligation	23.9
Revenue Bonds
Appropriation	15.3
Education	7.7
General Revenue	3.8
Healthcare	14.2
Housing	1.9
Industrial Revenue	4.8
Power	2.6
Special Tax	6.5
Transportation	10.9
Water & Sewer	6.3

Total Revenue Bonds	74.0
Other Assets & Liabilities, Net	2.1

Total	100.0%

Short-Term Income Fund

Description	Principal Amount	Value
Asset-Backed Securities — 4.1%

Automobiles — 2.6%
Ally Auto Receivables Trust, Class A3, (Series 2011-5), 0.990%, 11/16/2015	$ 375,000	$ 376,981
AmeriCredit Auto Receivables Trust, Class B, (Series 2012-3), 1.590%, 7/10/2017	1,855,000	1,881,933
CarNow Auto Receivables Trust, Class A, (Series 2012-1A), 2.090%, 1/15/2015 (5)(6)	355,732	355,932
CPS Auto Receivables Trust, Class A, (Series 2012-A), 2.780%, 6/17/2019 (5)(6)	924,589	943,826
CPS Auto Receivables Trust, Class A, (Series 2012-D), 1.480%, 3/16/2020 (5)(6)	932,492	936,342
Honda Auto Receivables Owner Trust, Class A3, (Series 2010-2), 1.340%, 3/18/2014	48,690	48,772
Wheels LLC, Class A2, (Series 2012-1), 1.190%, 3/20/2021 (5)(6)	1,405,367	1,414,385

		5,958,171

Credit Cards — 0.5%
GE Capital Credit Card Master Note Trust, Class A, (Series 2010-3), 2.210%, 6/15/2016	1,000,000	1,005,500

Other Financial — 1.0%
Countrywide Asset-Backed Certificates, Class A1, (Series 2007-QH2), 0.442%, 4/25/2037 (3)(5)(6)	636,118	335,164
SLM Student Loan Trust, Class A5, (Series 2004-5A), 0.901%, 10/25/2023 (3)(5)(6)	1,945,000	1,954,993

		2,290,157

Total Asset-Backed Securities (identified cost $9,506,752)		9,253,828

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short-Term Income Fund (continued)

Description	Principal Amount	Value

Collateralized Mortgage Obligations — 4.3%

Private Sponsor — 4.3%
Banc of America Funding Corp., Class 1A3, (Series 2007-C), 5.467%, 5/20/2036 (3)	$ 653,136	$ 653,006
Banc of America Funding Corp., Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	1,016,258	1,063,533
Chase Mortgage Finance Corp., Class A1, (Series 2005-S2), 5.500%, 10/25/2035	701,034	728,719
Chase Mortgage Finance Corp., Class A3, (Series 2006-S4), 6.000%, 12/25/2036	477,261	481,726
First Horizon Asset Securities, Inc., Class 1A1, (Series 2005-1), 5.000%, 3/25/2035	1,555	1,552
GSR Mortgage Loan Trust, Class 2A4, (Series 2005-AR5), 2.953%, 10/25/2035 (3)	305,378	299,698
Holmes Master Issuer PLC, Class A2, (Series 2010-1A), 1.704%, 10/15/2054 (3)(5)(6)	1,148,266	1,158,868
JP Morgan Mortgage Trust, Class 2A2, (Series 2005-S3), 5.500%, 1/25/2021	643,995	651,685
JP Morgan Mortgage Trust, Class 3A1, (Series 2007-A2), 5.331%, 4/25/2037 (3)	38,447	34,768
Lehman Mortgage Trust, Class 5A1, (Series 2006-2), 5.500%, 4/25/2036	492,101	510,436
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 2.764%, 11/25/2034 (3)	1,091,694	1,095,114
Springleaf Mortgage Loan Trust, Class A, (Series 2012-1A), 2.667%, 9/25/2057 (3)(5)(6)	763,591	772,665
Springleaf Mortgage Loan Trust, Class A, (Series 2012-2A), 2.220%, 10/25/2057 (3)(5)(6)	875,486	885,816
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR7), 2.619%, 5/25/2036 (3)	418,763	379,206
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR8), 2.723%, 4/25/2036 (3)	165,960	157,648
Wells Fargo Mortgage Backed Securities Trust, Class A1, (Series 2006-AR19), 5.398%, 12/25/2036 (3)	885,490	885,125

Total Collateralized Mortgage Obligations (identified cost $9,513,407)		9,759,565

Commercial Mortgage Securities — 10.3%

Private Sponsor — 10.3%
Banc of America Commercial Mortgage Trust, Class A3, (Series 2006-6), 5.369%, 10/10/2045	1,100,000	1,194,853
Banc of America Commercial Mortgage Trust, Class A3, (Series 2007-4), 5.812%, 2/10/2051 (3)	1,161,342	1,223,426

Description	Principal Amount	Value
Commercial Mortgage Securities (continued)

Private Sponsor (continued)
Banc of America Commercial Mortgage, Inc., Class A3, (Series 2007-1), 5.449%, 1/15/2049	$ 868,163	$ 890,969
Bear Stearns Commercial Mortgage Securities, Class A3, (Series 2007-PW17), 5.736%, 6/11/2050	1,009,401	1,062,512
Bear Stearns Commercial Mortgage Securities, Class AAB, (Series 2007-T28), 5.746%, 9/11/2042	1,494,624	1,601,895
CW Capital Cobalt, Ltd., Class A3, (Series 2007-C3), 5.793%, 5/15/2046 (3)	1,500,000	1,600,184
Greenwich Capital Commercial Funding Corp., Class A3, (Series 2005-GG3), 4.569%, 8/10/2042	832,870	834,338
GS Mortgage Securities Corp. II, Class A3, (Series 2007-EOP), 1.456%, 3/6/2020 (3)(5)(6)	1,950,000	1,955,795
JP Morgan Chase Commercial Mortgage Securities Corp., Class A2, (Series 2007-LD12), 5.827%, 2/15/2051	370,196	379,766
JP Morgan Chase Commercial Mortgage Securities Corp., Class A3, (Series 2007-CB20), 5.819%, 2/12/2051	1,500,000	1,556,121
JP Morgan Chase Commercial Mortgage Securities Corp., Class AM, (Series 2005-LDP5), 5.238%, 12/15/2044	1,650,000	1,842,682
LB-UBS Commercial Mortgage Trust, Class AAB, (Series 2006-C1), 5.139%, 2/15/2031	445,297	462,320
LB-UBS Commercial Mortgage Trust, Class AAB, (Series 2006-C4), 5.841%, 6/15/2032 (3)	1,208,955	1,266,047
LB-UBS Commercial Mortgage Trust, Class AAB, (Series 2006-C6), 5.341%, 9/15/2039	725,567	772,241
LB-UBS Commercial Mortgage Trust, Class C, (Series 2004-C4), 5.542%, 6/15/2036 (3)	1,680,000	1,773,962
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A2, (Series 2006-2), 5.878%, 6/12/2046	91,067	91,158
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class ASB, (Series 2006-2), 5.862%, 6/12/2046 (3)	453,815	482,175
Morgan Stanley Capital I, Inc., Class A4, (Series 2007-IQ15), 5.887%, 6/11/2049 (3)	1,510,000	1,768,107
Wachovia Bank Commercial Mortgage Trust, Class AMFX, (Series 2005-C20), 5.179%, 7/15/2042 (3)	2,253,000	2,454,950

Total Commercial Mortgage Securities (identified cost $22,976,312)		23,213,501

Corporate Bonds & Notes — 52.0%

Advertising — 0.7%
WPP Finance UK, 8.000%, 9/15/2014	1,405,000	1,547,997

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Schedule of Investments

Short-Term Income Fund (continued)

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)

Agriculture — 1.8%
British American Tobacco International Finance PLC, 1.400%, 6/5/2015 (5)(6)	$2,000,000	$ 2,024,770
Imperial Tobacco Finance PLC, 2.050%, 2/11/2018 (5)(6)	2,000,000	2,014,336

		4,039,106

Apparel — 0.4%
VF Corp., 1.038%, 8/23/2013 (3)	1,000,000	1,003,835

Auto Manufacturers — 0.4%
Volkswagen International Finance NV, 1.875%, 4/1/2014 (5)(6)	870,000	880,744

Banks — 11.0%
Abbey National Treasury Services PLC/London, 1.881%, 4/25/2014 (3)	1,070,000	1,079,290
Ally Financial Inc., 7.500%, 12/31/2013	528,000	555,720
ANZ National Int’l, Ltd./London, 1.850%, 10/15/2015 (5)(6)	1,500,000	1,534,215
Bank of America Corp., 7.375%, 5/15/2014 (1)	1,300,000	1,399,055
Bank of New York Mellon Corp., 1.700%, 11/24/2014	1,625,000	1,658,317
BBVA U.S. Senior SAU, 4.664%, 10/9/2015 (1)	2,000,000	2,073,652
Capital One Financial Corp., 6.250%, 11/15/2013	1,300,000	1,350,879
Citigroup, Inc., 6.000%, 12/13/2013	997,000	1,037,430
Credit Suisse New York, 5.500%, 5/1/2014	675,000	714,215
Goldman Sachs Group, Inc., 5.125%, 1/15/2015	1,300,000	1,393,288
ING Bank, 2.000%, 9/25/2015 (1)(5)(6)	3,000,000	3,053,139
Intesa Sanpaolo SpA, 3.125%, 1/15/2016	1,840,000	1,816,735
JPMorgan Chase & Co., 1.125%, 2/26/2016	2,000,000	2,004,790
Morgan Stanley, 2.875%, 1/24/2014	1,455,000	1,482,485
Nordea Bank AB, 3.125%, 3/20/2017 (1)(5)(6)	1,500,000	1,592,991
Royal Bank of Canada, 1.450%, 10/30/2014	775,000	788,610
U.S. Bancorp, 1.375%, 9/13/2013	1,385,000	1,392,097

		24,926,908

Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc., 1.500%, 7/14/2014	925,000	937,215

Biotechnology — 1.2%
Amgen, Inc., 1.875%, 11/15/2014 (1)	1,600,000	1,633,707
Life Technologies Corp., 3.375%, 3/1/2013	1,000,000	1,000,000

		2,633,707

Chemicals — 2.0%
Ecolab, Inc., 2.375%, 12/8/2014 (1)	2,000,000	2,056,902
Rohm & Haas Co., 6.000%, 9/15/2017	2,050,000	2,419,135

		4,476,037

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Computers — 0.7%
Hewlett-Packard Co., 3.000%, 9/15/2016 (1)	$1,430,000	$ 1,469,946

Diversified Financial Services — 5.1%
American Express Credit Corp., 7.300%, 8/20/2013	1,500,000	1,547,222
BlackRock, Inc., 3.500%, 12/10/2014	1,240,000	1,305,398
Caterpillar Financial Services Corp., 1.100%, 5/29/2015	1,000,000	1,012,123
Ford Motor Credit Co. LLC, 3.984%, 6/15/2016	1,000,000	1,058,600
Ford Motor Credit Co. LLC, 4.207%, 4/15/2016	1,000,000	1,064,579
General Electric Capital Corp., 3.350%, 10/17/2016	1,475,000	1,585,650
SSIF Nevada LP, 1.005%, 4/14/2014 (3)(5)(6)	1,250,000	1,258,340
TD Ameritrade Holding Corp., 4.150%, 12/1/2014	940,000	997,075
Woodside Finance, Ltd., 4.500%, 11/10/2014 (5)(6)	1,500,000	1,579,591

		11,408,578

Electric — 3.0%
Alliant Energy Corp., 4.000%, 10/15/2014	2,350,000	2,470,007
Appalachian Power Co., 3.400%, 5/24/2015	1,970,000	2,075,019
Entergy Corp., 3.625%, 9/15/2015	1,000,000	1,049,636
NextEra Energy Capital Holdings, Inc., 1.200%, 6/1/2015	1,250,000	1,260,708

		6,855,370

Engineering & Construction — 0.5%
ABB Finance USA, Inc., 1.625%, 5/8/2017	1,000,000	1,014,508

Food — 0.9%
Kraft Foods Group, Inc., 1.625%, 6/4/2015	2,000,000	2,033,388

Healthcare-Products — 1.1%
Boston Scientific Corp., 4.500%, 1/15/2015	1,200,000	1,272,811
Zimmer Holdings, Inc., 1.400%, 11/30/2014	1,300,000	1,310,201

		2,583,012

Healthcare-Services — 0.9%
WellPoint, Inc., 1.250%, 9/10/2015	2,000,000	2,016,712

Home Furnishings — 0.5%
Whirlpool Corp., 5.500%, 3/1/2013	1,150,000	1,150,000

Insurance — 1.7%
Genworth Life Institutional Funding Trust, 5.875%, 5/3/2013 (5)(6)	477,000	480,684
MetLife Institutional Funding II, 1.205%, 4/4/2014 (3)(5)(6)	870,000	878,002
MetLife, Inc., 5.000%, 11/24/2013	1,355,000	1,399,987
Prudential Covered Trust 2012-1, 2.997%, 9/30/2015 (5)(6)	950,000	992,496

		3,751,169

Internet — 0.8%
Amazon.com, Inc., 0.650%, 11/27/2015	1,830,000	1,829,356

Iron/Steel — 0.5%
ArcelorMittal, 5.375%, 6/1/2013	1,200,000	1,210,894

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Media — 1.3%
Comcast Corp., 5.850%, 11/15/2015	$1,400,000	$1,585,534
DIRECTV Holdings LLC, 3.125%, 2/15/2016	1,255,000	1,316,373

		2,901,907

Mining — 2.5%
Anglo American Capital PLC, 2.150%, 9/27/2013 (5)(6)	1,830,000	1,841,602
Anglo American Capital PLC, 2.625%, 9/27/2017 (5)(6)	2,000,000	2,042,186
Xstrata Finance Canada, Ltd., 1.800%, 10/23/2015 (5)(6)	1,635,000	1,653,687

		5,537,475

Office/Business Equipment — 0.4%
Xerox Corp., 1.710%, 9/13/2013 (3)	980,000	984,156

Oil & Gas — 2.2%
BP Capital Markets PLC, 0.700%, 11/6/2015 (1)	1,575,000	1,574,042
Petrobras International Finance Co. - Pifco, 2.875%, 2/6/2015	1,500,000	1,531,231
Talisman Energy, Inc., 5.125%, 5/15/2015	1,825,000	1,965,478

		5,070,751

Oil & Gas Services — 1.3%
National Oilwell Varco, Inc., 1.350%, 12/1/2017	2,000,000	2,010,358
Schlumberger Norge AS, 1.250%, 8/1/2017 (5)(6)	1,000,000	1,000,125

		3,010,483

Pharmaceuticals — 3.4%
AbbVie, Inc., 1.750%, 11/6/2017 (1)(5)(6)	1,670,000	1,692,757
Cardinal Health, Inc., 1.700%, 3/15/2018 (1)	2,000,000	2,015,702
Express Scripts Holding Co., 2.100%, 2/12/2015 (1)	1,500,000	1,534,089
Takeda Pharmaceutical Co., Ltd., 1.031%, 3/17/2015 (5)(6)	1,435,000	1,445,628
Zoetis, Inc., 1.150%, 2/1/2016 (5)(6)	1,000,000	1,003,624

		7,691,800

Pipelines — 0.7%
Enterprise Products Operating LLC, 5.650%, 4/1/2013	1,500,000	1,505,016

Real Estate Investment Trusts — 1.6%
HCP, Inc., 2.700%, 2/1/2014	1,610,000	1,637,125
Health Care REIT, Inc., 2.250%, 3/15/2018 (1)	2,000,000	2,020,136

		3,657,261

Retail — 0.7%
Walgreen Co., 1.000%, 3/13/2015	1,680,000	1,685,784

Semiconductors — 0.7%
Intel Corp., 1.350%, 12/15/2017	1,600,000	1,605,387

Software — 0.8%
Oracle Corp., 1.200%, 10/15/2017	1,725,000	1,726,771

Telecommunications — 2.4%
AT&T, Inc., 5.100%, 9/15/2014	760,000	811,172
British Telecommunications PLC, 2.000%, 6/22/2015	1,000,000	1,025,802

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes (continued)

Telecommunications (continued)
Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 2/1/2014	$1,800,000	$ 1,877,261
Telefonica Emisiones SAU, 2.582%, 4/26/2013	950,000	952,445
Verizon Communications, Inc., 2.000%, 11/1/2016	750,000	778,142

		5,444,822

Transportation — 0.4%
CSX Corp., 5.750%, 3/15/2013	1,000,000	1,001,451

Total Corporate Bonds & Notes (identified cost $115,690,242)		117,591,546

Municipals — 4.2%

Illinois — 1.1%
Illinois Finance Authority, 0.550%, 4/1/2013 (3)	1,000,000	1,000,000
State of Illinois, 4.071%, 1/1/2014	1,525,000	1,561,325

		2,561,325

Michigan — 0.1%
County of Wayne, 5.000%, 9/15/2013	210,000	212,104

Minnesota — 0.6%
Tobacco Securitization Authority, 2.643%, 3/1/2014	1,250,000	1,278,650

Oklahoma — 0.3%
Comanche County Hospital Authority, 3.430%, 7/1/2016	645,000	645,381

Pennsylvania — 1.7%
Butler County General Authority, AGM, 0.380%, 8/1/2031, Call 3/1/2013 (3)	1,000,000	1,000,000
Pennsylvania Turnpike Commission, AGM, 0.340%, 7/15/2041, Call 3/15/2013 (3)	1,000,000	1,000,000
Philadelphia Authority for Industrial Development, 1.200%, 4/1/2014	1,800,000	1,805,364

		3,805,364

Wisconsin — 0.4%
Wisconsin Housing & Economic Development Authority, 0.570%, 3/1/2038, Call 3/1/2013 (3)	1,025,000	1,025,000

Total Municipals (identified cost $9,458,273)		9,527,824

Mutual Funds — 3.0%
Eaton Vance Institutional Senior Loan Fund, Open-end Cayman Islands Exempted Co., 4.590% (8)	326,711	3,012,276
Fidelity Floating Rate High Income Fund, 2.720%	372,038	3,701,780

Total Mutual Funds (identified cost $6,422,183)		6,714,056

U.S. Government & U.S. Government Agency Obligations — 13.1%

Federal Home Loan Bank — 0.4%
0.875%, 12/27/2013 (1)	$1,000,000	1,005,748

Federal Home Loan Mortgage Corporation — 3.5%
0.500%, 4/17/2015 (1)	1,625,000	1,632,288
0.625%, 12/29/2014 (1)	1,505,000	1,514,877

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Schedule of Investments

Short-Term Income Fund (continued)

Description	Shares or Principal Amount	Value
U.S. Government & U.S. Government Agency Obligations (continued)

Federal Home Loan Mortgage Corporation (continued)
0.750%, 11/25/2014 (1)	$ 1,500,000	$ 1,513,391
2.875%, 2/9/2015 (1)	3,000,000	3,150,510

		7,811,066

Federal National Mortgage Association — 1.4%
0.650%, 5/29/2015 (1)	2,000,000	2,001,538
1.125%, 6/27/2014	1,100,000	1,113,465

		3,115,003

U.S. Treasury Bonds & Notes — 7.8%
0.375%, 1/15/2016 (1)	3,000,000	3,003,516
0.500%, 7/31/2017 (1)	1,000,000	993,906
1.000%, 9/30/2016 (1)	4,000,000	4,075,940
1.125%, 5/31/2019 (1)	4,500,000	4,516,173
1.375%, 11/30/2015 (1)	1,500,000	1,543,008
1.500%, 6/30/2016 (1)	1,950,000	2,019,773
1.750%, 5/31/2016 (1)	1,500,000	1,565,391

		17,717,707

Total U.S. Government & U.S. Government Agency Obligations (identified cost $29,438,509)		29,649,524

U.S. Government Agency-Mortgage Securities — 2.0%

Federal National Mortgage Association — 1.9%
3.111%, 5/1/2041 (3)	597,562	624,417
3.500%, 4/1/2026	363,721	385,942
4.000%, 11/1/2031	1,224,855	1,314,915
5.500%, 11/1/2033	505,839	556,490
5.500%, 2/1/2034	383,058	421,415
5.500%, 8/1/2037 (1)	930,121	1,019,479
7.000%, 12/1/2015	20,254	21,325
7.500%, 9/1/2015	33,638	35,728
9.500%, 12/1/2024	31,809	35,269
9.500%, 1/1/2025	14,566	14,657
9.500%, 1/1/2025	19,462	19,584
10.000%, 7/1/2020	27,159	27,895
11.000%, 12/1/2015	13	13

		4,477,129

Government National Mortgage Association — 0.1%
7.500%, 8/15/2037	116,774	144,163
9.000%, 12/15/2019	21,734	23,679

		167,842

Total U.S. Government Agency-Mortgage Securities
(identified cost $4,576,176)		4,644,971

Short-Term Investments — 23.6%

Collateral Pool Investments for Securities on Loan — 17.5%

Collateral pool allocation (12)		39,577,053

Commercial Paper — 0.6%
Banco Santander Chile, 2.500%, 5/15/2013 (9)	1,400,000	1,399,274

Mutual Funds — 5.5%
BMO Prime Money Market Fund, Class I, 0.070% (10)	12,425,134	12,425,134

Total Short-Term Investments (identified cost $53,395,625)		53,401,461

Total Investments — 116.6% (identified cost $260,977,479)		263,756,276
Other Assets and Liabilities — (16.6)%		(37,645,488)

Total Net Assets — 100.0%		$226,110,788

Portfolio Sector Allocations*
Sector	Fund
Asset-Backed Securities	4.1%
Collateralized Mortgage Obligations	4.3
Commercial Mortgage Securities	10.3
Corporate Bonds & Notes	52.0
Municipals	4.2
Mutual Funds	3.0
U.S. Government & U.S. Government Agency Obligations	13.1
U.S. Government Agency — Mortgage Securities	2.0
Other Assets & Liabilities, Net	7.0

Total	100.0%

Short-Intermediate Bond Fund

Description	Principal Amount	Value
Asset-Backed Securities — 0.9%

Automobiles — 0.9%
CPS Auto Receivables Trust, Class A, (Series 2012-A), 2.780%, 6/17/2019 (5)(6)	$1,386,884	$1,415,739

Total Asset-Backed Securities (identified cost $1,414,700)		1,415,739

Collateralized Mortgage Obligations — 1.7%

Federal Home Loan Mortgage Corporation — 0.4%
0.951%, 7/15/2032, (Series 3652) (3)	655,142	659,727

Private Sponsor — 1.3%
Chase Mortgage Finance Corp., Class 7A1, (Series 2007-A2), 5.417%, 7/25/2037 (3)	573,355	553,745
Holmes Master Issuer PLC, Class A2, (Series 2010-1A), 1.704%, 10/15/2054 (3)(5)(6)	1,104,102	1,114,296
Lehman Mortgage Trust, Class 5A1, (Series 2006-2), 5.500%, 4/25/2036	286,038	296,695

		1,964,736

Total Collateralized Mortgage Obligations (identified cost $2,617,580)		2,624,463

Commercial Mortgage Securities — 1.0%

Private Sponsor — 1.0%
JP Morgan Chase Commercial Mortgage Securities Corp., Class A3, (Series 2007-CB20), 5.819%, 2/12/2051	1,500,000	1,556,121

Total Commercial Mortgage Securities (identified cost $1,582,174)		1,556,121

Corporate Bonds & Notes — 52.2%

Agriculture — 0.6%
Imperial Tobacco Finance PLC, 2.050%, 2/11/2018 (5)(6)	1,000,000	1,007,168

Auto Manufacturers — 2.8%
Daimler Finance North America LLC, 1.875%, 9/15/2014 (5)(6)	1,300,000	1,319,725
Daimler Finance North America LLC, 1.875%, 1/11/2018 (1)(5)(6)	1,000,000	1,007,314
Volkswagen International Finance NV, 2.875%, 4/1/2016 (5)(6)	2,000,000	2,105,392

		4,432,431

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short-Intermediate Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Banks — 9.2%
Abbey National Treasury Services PLC/London, 3.875%, 11/10/2014 (1)(5)(6)	$1,500,000	$ 1,560,075
ANZ National Int’l, Ltd./London, 1.850%, 10/15/2015 (5)(6)	1,000,000	1,022,810
Bank of America Corp., 1.722%, 1/30/2014 (3)	1,500,000	1,514,114
Bank of America Corp., 3.750%, 7/12/2016	1,500,000	1,606,219
BBVA U.S. Senior SAU, 4.664%, 10/9/2015	500,000	518,413
Commonwealth Bank of Australia/New York, 1.900%, 9/18/2017	1,000,000	1,024,611
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.200%, 3/11/2015 (1)(5)(6)	1,200,000	1,257,672
HSBC Bank PLC, 1.625%, 7/7/2014 (1)(5)(6)	1,500,000	1,524,837
Intesa Sanpaolo SpA, 3.125%, 1/15/2016	1,500,000	1,481,034
PNC Funding Corp., 2.700%, 9/19/2016	1,000,000	1,057,147
Wells Fargo & Co., 2.625%, 12/15/2016	1,700,000	1,795,917

		14,362,849

Biotechnology — 1.9%
Gilead Sciences, Inc., 3.050%, 12/1/2016 (1)	2,000,000	2,148,322
Life Technologies Corp., 4.400%, 3/1/2015	750,000	791,658

		2,939,980

Building Materials — 1.2%
CRH America, Inc., 6.000%, 9/30/2016	1,700,000	1,937,963

Chemicals — 1.0%
Valspar Corp., 4.200%, 1/15/2022	1,500,000	1,637,730

Commercial Services — 0.6%
ADT Corp., 2.250%, 7/15/2017 (5)(6)	1,000,000	999,698

Computers — 1.8%
Hewlett-Packard Co., 2.600%, 9/15/2017 (1)	1,250,000	1,252,811
Lexmark International, Inc., 5.125%, 3/15/2020	1,500,000	1,505,409

		2,758,220

Diversified Financial Services — 3.0%
Ford Motor Credit Co. LLC, 3.984%, 6/15/2016 (1)	1,000,000	1,058,600
General Electric Capital Corp., 3.350%, 10/17/2016	1,400,000	1,505,024
Hyundai Capital America, 4.000%, 6/8/2017 (5)(6)	500,000	540,415
Toyota Motor Credit Corp., 1.250%, 11/17/2014 (1)	1,500,000	1,520,731

		4,624,770

Electric — 2.6%
Alliant Energy Corp., 4.000%, 10/15/2014	1,500,000	1,576,601

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Electric (continued)
Duke Energy Corp., 1.625%, 8/15/2017	$1,000,000	$1,008,495
Entergy Corp., 3.625%, 9/15/2015	1,000,000	1,049,636
FirstEnergy Corp., 2.750%, 3/15/2018 (4)	500,000	499,950

		4,134,682

Electronics — 0.7%
Thermo Fisher Scientific, Inc., 3.600%, 8/15/2021 (1)	1,000,000	1,038,167

Engineering & Construction — 0.7%
ABB Finance USA, Inc., 1.625%, 5/8/2017	1,000,000	1,014,508

Healthcare-Products — 2.3%
Boston Scientific Corp., 4.500%, 1/15/2015	2,000,000	2,121,352
DENTSPLY International, Inc., 2.750%, 8/15/2016	1,500,000	1,554,867

		3,676,219

Healthcare-Services — 0.8%
Coventry Health Care, Inc., 5.450%, 6/15/2021	1,000,000	1,178,921

Home Furnishings — 0.6%
Whirlpool Corp., 3.700%, 3/1/2023	1,000,000	1,012,260

Insurance — 3.1%
Berkshire Hathaway, Inc., 1.900%, 1/31/2017 (1)	1,500,000	1,549,381
Genworth Life Institutional Funding Trust, 5.875%, 5/3/2013 (5)(6)	1,000,000	1,007,722
Progressive Corp., 3.750%, 8/23/2021	1,000,000	1,093,806
Prudential Financial, Inc., 3.875%, 1/14/2015 (1)	1,100,000	1,160,730

		4,811,639

Iron/Steel — 1.3%
ArcelorMittal, 5.375%, 6/1/2013 (1)	2,000,000	2,018,156

Machinery-Diversified — 0.7%
Xylem, Inc./NY, 3.550%, 9/20/2016	1,000,000	1,068,910

Media — 1.6%
DIRECTV Holdings LLC, 3.125%, 2/15/2016	1,000,000	1,048,903
NBCUniversal Media LLC, 4.375%, 4/1/2021 (1)	1,300,000	1,466,720

		2,515,623

Mining — 1.3%
Xstrata Finance Canada, Ltd., 2.450%, 10/25/2017 (5)(6)	2,000,000	2,033,692

Office/Business Equipment — 0.6%
Xerox Corp., 1.710%, 9/13/2013 (3)	1,000,000	1,004,241

Oil & Gas — 1.5%
Statoil ASA, 1.800%, 11/23/2016 (1)	1,300,000	1,344,938
Total Capital Canada, Ltd., 1.450%, 1/15/2018 (1)	1,000,000	1,010,488

		2,355,426

Oil & Gas Services — 0.6%
Schlumberger Norge AS, 1.250%, 8/1/2017 (5)(6)	1,000,000	1,000,125

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Schedule of Investments

Short-Intermediate Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Pharmaceuticals — 2.9%
AbbVie, Inc., 2.900%, 11/6/2022 (5)(6)	$ 500,000	$ 500,702
Express Scripts Holding Co., 2.650%, 2/15/2017	1,000,000	1,045,957
McKesson Corp., 0.950%, 12/4/2015	2,000,000	2,007,424
Zoetis, Inc., 3.250%, 2/1/2023 (1)(5)(6)	1,000,000	1,008,021

		4,562,104

Pipelines — 1.6%
Energy Transfer Partners LP, 3.600%, 2/1/2023 (1)	1,500,000	1,502,055
Kinder Morgan Energy Partners LP, 3.450%, 2/15/2023 (1)	1,000,000	1,017,948

		2,520,003

Semiconductors — 1.3%
Intel Corp., 2.700%, 12/15/2022 (1)	1,000,000	990,373
Samsung Electronics America, Inc., 1.750%, 4/10/2017 (1)(5)(6)	1,000,000	1,015,001

		2,005,374

Telecommunications — 5.9%
AT&T, Inc., 5.100%, 9/15/2014	1,500,000	1,600,998
British Telecommunications PLC, 2.000%, 6/22/2015	1,000,000	1,025,802
Cellco Partnership / Verizon Wireless Capital LLC, 5.550%, 2/1/2014	1,500,000	1,564,385
Deutsche Telekom International Finance BV, 3.125%, 4/11/2016 (5)(6)	1,500,000	1,584,166
Telefonaktiebolaget LM Ericsson, 4.125%, 5/15/2022	1,000,000	1,034,955
Verizon Communications, Inc., 2.450%, 11/1/2022 (1)	1,500,000	1,441,887
Vodafone Group PLC, 1.500%, 2/19/2018 (1)	1,000,000	999,665

		9,251,858

Total Corporate Bonds & Notes (identified cost $79,268,971)		81,902,717

U.S. Government & U.S. Government Agency Obligations — 31.4%

U.S. Treasury Bonds & Notes — 31.4%
0.125%, 12/31/2014 (1)	10,300,000	10,282,294
0.250%, 12/15/2015 (1)	10,000,000	9,979,690
0.500%, 7/31/2017 (1)	10,000,000	9,939,060
1.125%, 6/15/2013 (1)	5,000,000	5,015,235
1.500%, 12/31/2013 (1)	4,000,000	4,044,844
2.000%, 2/15/2023 (1)	10,000,000	10,103,130

Total U.S. Government & U.S. Government Agency Obligations (identified cost $49,155,957)		49,364,253

U.S. Government Agency-Mortgage Securities — 9.1%

Federal National Mortgage Association — 9.1%
2.500%, 11/1/2027 (1)	1,226,058	1,275,291
2.500%, 5/15/2028 (4)	7,000,000	7,243,908
3.500%, 4/15/2043 (4)	5,000,000	5,276,565

Description	Shares or Principal Amount	Value
U.S. Government Agency-Mortgage Securities (continued)

Federal National Mortgage Association (continued)
5.500%, 8/1/2037 (1)	$ 438,048	$ 480,131

Total U.S. Government Agency-Mortgage Securities
(identified cost $14,240,501)		14,275,895

Short-Term Investments — 46.9%

Collateral Pool Investments for Securities on Loan — 38.7%

Collateral pool allocation (12)		60,757,002

Mutual Funds — 8.2%
BMO Prime Money Market Fund, Class I, 0.070% (10)	12,911,768	12,911,768

Total Short-Term Investments (identified cost $73,668,770)		73,668,770

Total Investments — 143.2% (identified cost $221,948,653)		224,807,958
Other Assets and Liabilities — (43.2)%		(67,839,758)

Total Net Assets — 100.0%		$156,968,200

Portfolio Sector Allocations*
Sector	Fund
Asset-Backed Securities	0.9%
Collateralized Mortgage Obligations	1.7
Commercial Mortgage Securities	1.0
Corporate Bonds & Notes	52.2
U.S. Government & U.S. Government Agency Obligations	31.4
U.S. Government Agency-Mortgage Securities	9.1
Other Assets & Liabilities, Net	3.7

Total	100.0%

Intermediate Tax-Free Fund

Description	Principal Amount	Value
Municipals — 95.7%

Alabama — 0.7%
Alabama Board of Education, 3.000%, 6/1/2020	$ 340,000	$ 358,102
Alabama Board of Education, 3.000%, 6/1/2021	305,000	318,368
Alabama Board of Education, 4.000%, 7/1/2021	1,895,000	2,113,361
Alabama State Board of Education, 4.375%, 10/1/2017	200,000	225,316
Alabama State Board of Education, 5.000%, 10/1/2020, Call 10/1/2018	230,000	265,553
Baldwin County Board of Education, AMBAC, 5.000%, 7/1/2018, Call 7/1/2017	350,000	394,345
City of Jacksonville, AMBAC, 4.100%, 9/1/2032, Call 9/1/2015	400,000	409,124
Cullman Utilities Board, AGM, 4.375%, 9/1/2029, Call 9/1/2020	500,000	555,010
Pell City Special Care Facilities, 5.000%, 12/1/2025, Call 12/1/2021	4,000,000	4,470,520

		9,109,699

Alaska — 0.3%
Alaska Housing Finance Corp., 0.210%, 12/1/2041, Call 3/7/2013 (3)	1,385,000	1,385,000

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Intermediate Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Alaska (continued)
Alaska Student Loan Corp., Guaranteed Student Loans, 5.000%, 6/1/2018, Call 6/1/2015 (7)	$ 270,000	$ 295,110
City of Anchorage, NATL-RE, 5.000%, 12/1/2024, Call 12/1/2015	390,000	416,711
City of Valdez, 5.000%, 1/1/2021	1,020,000	1,241,350

		3,338,171

Arizona — 5.1%
Arizona Department of Transportation State Highway, 5.250%, 7/1/2029, Call 7/1/2021	3,000,000	3,623,820
Arizona Health Facilities Authority, 1.960%, 2/5/2020, Call 8/9/2019 (3)	4,500,000	4,571,415
Arizona Health Facilities Authority, 4.000%, 1/1/2015	225,000	233,789
Arizona Health Facilities Authority, 5.000%, 1/1/2019, Call 1/1/2017	175,000	198,294
Arizona Health Facilities Authority, 5.000%, 1/1/2020, Call 1/1/2017	1,400,000	1,581,328
Arizona Health Facilities Authority, 5.000%, 2/1/2022	1,000,000	1,182,700
Arizona School Facilities Board, 5.750%, 9/1/2019, Call 9/1/2018	800,000	968,176
Arizona School Facilities Board, AMBAC, 4.000%, 7/1/2015	1,675,000	1,770,190
Arizona School Facilities Board, AMBAC, 4.000%, 7/1/2016	250,000	268,745
Arizona School Facilities Board, AMBAC, 4.250%, 7/1/2015	575,000	610,943
Arizona School Facilities Board, AMBAC, 5.000%, 7/1/2017	800,000	903,840
Arizona School Facilities Board, AMBAC, 5.000%, 7/1/2018	400,000	458,980
Arizona School Facilities Board, AMBAC, 5.250%, 7/1/2013	750,000	760,440
Arizona School Facilities Board, AMBAC, 5.500%, 7/1/2014	575,000	608,896
Arizona School Facilities Board, NATL-RE FGIC, 5.000%, 9/1/2019, Call 9/1/2015	1,325,000	1,445,707
Arizona Sports & Tourism Authority, 4.000%, 7/1/2018	765,000	851,682
Arizona Sports & Tourism Authority, 4.000%, 7/1/2019	135,000	150,363
Arizona State University, 6.250%, 7/1/2028, Call 7/1/2018	1,050,000	1,233,025
City of Avondale, AGM, 4.000%, 7/1/2019	190,000	213,419
City of Flagstaff, 4.250%, 10/1/2015, Call 4/1/2013	250,000	250,295
City of Glendale, 5.000%, 7/1/2021, Call 7/1/2017	400,000	450,680
City of Goodyear, 5.000%, 7/1/2023, Call 7/1/2020	265,000	308,105
City of Goodyear, 5.125%, 7/1/2025, Call 7/1/2020	345,000	399,241
City of Kingman, 4.875%, 1/1/2014	500,000	511,405
City of Peoria, 4.000%, 7/1/2019	515,000	593,378
City of Tucson, AGM, 5.000%, 7/1/2020	500,000	583,515

Description	Principal Amount	Value
Municipals (continued)

Arizona (continued)
City of Tucson, NATL-RE, 5.000%, 7/1/2019	$ 500,000	$ 604,500
Coconino County Unified School District No. 8 Page, NATL-RE, 5.000%, 7/1/2017, Call 7/1/2014	215,000	223,916
County of Mohave, AMBAC, 5.250%, 7/1/2016, Call 7/1/2014	200,000	209,150
Eagle Mountain Community Facilities District, AGC, 4.000%, 7/1/2014	205,000	213,276
Gila County Unified School District No. 10-Payson, 5.000%, 7/1/2014	280,000	296,391
Gila County Unified School District No. 10-Payson, 5.000%, 7/1/2015	200,000	218,074
Gila County Unified School District No. 10-Payson, 5.000%, 7/1/2018	475,000	556,805
Gila County Unified School District No. 10-Payson, 5.000%, 7/1/2019, Call 7/1/2018 (3)	500,000	580,295
Gila County Unified School District No. 10-Payson, 5.000%, 7/1/2020, Call 7/1/2018 (3)	600,000	688,470
Gilbert Public Facilities Municipal Property Corp., 5.500%, 7/1/2026, Call 7/1/2019	750,000	869,385
Glendale Industrial Development Authority, 5.000%, 5/15/2023, Call 5/15/2020	500,000	564,255
Greater Arizona Development Authority, NATL-RE, 4.500%, 8/1/2024, Call 8/1/2016	2,970,000	3,218,322
Greater Arizona Development Authority, NATL-RE, 5.000%, 8/1/2018, Call 8/1/2015	340,000	368,346
Greater Arizona Development Authority, NATL-RE, 5.000%, 8/1/2019, Call 8/1/2017	250,000	281,810
Madison Elementary School District No. 38, AGM, 4.500%, 7/1/2019	300,000	344,904
Maricopa County Elementary School District No. 33 Buckeye, 5.250%, 7/1/2018	365,000	429,441
Maricopa County Elementary School District No. 8-Osborn, 6.000%, 7/1/2024, Call 7/1/2016	300,000	340,338
Maricopa County Industrial Development Authority, 5.250%, 7/1/2032, Call 7/1/2017	170,000	183,884
Maricopa County School District No. 21 Murphy, 7.500%, 7/1/2021, Call 7/1/2019	220,000	284,992
Maricopa County Unified School District No. 89-Dysart, 6.500%, 7/1/2020, Call 7/1/2018	900,000	1,100,421
Phoenix Civic Improvement Corp., 0.000%, 7/1/2019 (13)	250,000	293,725
Phoenix Civic Improvement Corp., 5.000%, 7/1/2019	400,000	487,912
Phoenix Civic Improvement Corp., 5.000%, 7/1/2020, Call 7/1/2018	600,000	703,002
Phoenix Civic Improvement Corp., 5.000%, 7/1/2026, Call 7/1/2020	1,050,000	1,226,904
Phoenix Civic Improvement Corp., BHAC, 0.000%, 7/1/2027 (13)	200,000	245,614
Phoenix Civic Improvement Corp., BHAC, 0.000%, 7/1/2033 (13)	800,000	995,728

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Schedule of Investments

Intermediate Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Arizona (continued)
Phoenix Civic Improvement Corp., MBIA, 0.000%, 7/1/2041 (13)	$1,685,000	$2,038,884
Phoenix Civic Improvement Corp., NATL-RE FGIC, 0.000%, 7/1/2021 (13)	530,000	631,527
Phoenix Civic Improvement Corp., NATL-RE FGIC, 0.000%, 7/1/2032 (13)	320,000	392,403
Phoenix Civic Improvement Corp., NATL-RE FGIC, 0.000%, 7/1/2034 (13)	525,000	643,666
Phoenix Industrial Development Authority, 5.200%, 7/1/2022, Call 7/1/2021	300,000	317,628
Pima County Industrial Development Authority, 5.250%, 7/1/2031, Call 7/1/2019	500,000	548,620
Pima County Industrial Development Authority, 6.375%, 7/1/2028, Call 7/1/2018	300,000	315,042
Pinal County Union High School District No. 82 Casa Grande, 5.000%, 7/1/2018	340,000	397,610
Rio Nuevo Multipurpose Facilities District, AGC, 6.000%, 7/15/2020, Call 7/15/2018	240,000	284,407
Rio Nuevo Multipurpose Facilities District, AGC, 6.500%, 7/15/2023, Call 7/15/2018	40,000	47,209
Salt River Project Agricultural Improvement & Power District, 5.000%, 1/1/2020, Call 1/1/2018	300,000	351,561
Salt River Project Agricultural Improvement & Power District, 5.000%, 1/1/2032, Call 1/1/2019	1,000,000	1,151,020
Scottsdale Industrial Development Authority, 5.000%, 9/1/2018	250,000	281,733
Scottsdale Industrial Development Authority, 5.250%, 9/1/2030, Call 9/1/2013	435,000	438,128
Scottsdale Municipal Property Corp., 5.000%, 7/1/2019	750,000	925,065
Scottsdale Municipal Property Corp., AMBAC, 0.000%, 7/1/2019, Call 7/1/2017 (13)	325,000	357,750
Scottsdale Preserve Authority, NATL-RE FGIC, 5.000%, 7/1/2016	750,000	853,852
State of Arizona, AGM, 5.000%, 10/1/2023, Call 4/1/2020	1,000,000	1,161,120
State of Arizona, AGM, 5.250%, 10/1/2024, Call 10/1/2019	5,000,000	5,894,850
Surprise Municipal Property Corp., AMBAC, 5.000%, 7/1/2017, Call 7/1/2014	225,000	236,606
Tucson & Pima Counties Industrial Development Authorities, GNMA/FNMA/FHLMC, 5.400%, 6/1/2040, Call 12/1/2017 (7)	460,000	498,921
University Medical Center Corp., 5.250%, 7/1/2014	1,000,000	1,059,220
University Medical Center Corp., GO, 5.000%, 7/1/2021	425,000	494,998

Description	Principal Amount	Value
Municipals (continued)

Arizona (continued)
University of Arizona, 5.000%, 8/1/2026, Call 8/1/2021	$ 455,000	$ 537,341
White Mountain Apache Tribe Fort Apache Indian Reservation, 6.000%, 6/1/2015, Call 4/1/2013	1,875,000	1,814,062
Yuma Municipal Property Corp., XLCA, 5.000%, 7/1/2021, Call 7/1/2017	1,900,000	2,099,139
Yuma Municipal Property Corp., XLCA, 5.000%, 7/1/2023, Call 7/1/2017	1,950,000	2,127,586
Yuma Municipal Property Corp., XLCA, 5.000%, 7/1/2025, Call 7/1/2017	1,000,000	1,085,120

		67,247,299

Arkansas — 1.6%
Arkansas Development Finance Authority, GNMA/FNMA, 4.000%, 1/1/2025, Call 7/1/2021	305,000	324,069
Arkansas Development Finance Authority, GNMA/FNMA, 4.000%, 7/1/2025, Call 7/1/2021	625,000	664,075
Arkansas Development Finance Authority, GNMA/FNMA, 4.100%, 7/1/2026, Call 7/1/2021	300,000	318,678
Arkansas State University, 4.000%, 3/1/2021 (4)	390,000	443,009
Arkansas State University, 4.000%, 3/1/2022 (4)	1,140,000	1,289,636
Arkansas State University, 4.000%, 3/1/2023 (4)	985,000	1,110,243
City of Rogers, 4.125%, 11/1/2031, Call 11/1/2021	500,000	525,480
City of Springdale, 3.000%, 11/1/2021	1,370,000	1,454,817
City of Stuttgart, AGM, 3.800%, 6/1/2042, Call 6/1/2020	2,930,000	2,991,295
Conway Health Facilities Board, 4.250%, 8/1/2021	605,000	691,709
Conway Health Facilities Board, 4.500%, 8/1/2024, Call 8/1/2022	1,345,000	1,518,653
County of Greene, AGM, 4.000%, 3/1/2019, Call 3/1/2017	840,000	909,132
County of Greene, AGM, 4.000%, 3/1/2020, Call 3/1/2017	1,430,000	1,535,148
County of Jefferson, AGM, 5.000%, 6/1/2026, Call 12/1/2019	2,120,000	2,290,808
Independence County Public Health Education & Housing Facilities Board, 5.300%, 6/1/2025, Call 6/1/2020	1,250,000	1,433,137
University of Arkansas, 4.000%, 11/1/2029, Call 11/1/2021	1,240,000	1,350,645
University of Arkansas, 4.000%, 7/1/2030, Call 1/1/2020	330,000	348,543
University of Arkansas, 4.625%, 11/1/2036, Call 11/1/2021	1,500,000	1,672,440

		20,871,517

California — 8.6%
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2019	300,000	352,803

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Intermediate Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

California (continued)
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2020	$ 200,000	$ 236,044
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2021	200,000	236,856
Abag Finance Authority for Nonprofit Corps., California Mortgage Insurance, 5.000%, 4/1/2020	1,000,000	1,160,420
ABC Unified School District, MBIA, 5.000%, 2/1/2021	1,250,000	1,382,112
Anaheim Public Financing Authority, AMBAC, 4.500%, 10/1/2015	350,000	379,817
Bay Area Toll Authority, 1.360%, 4/1/2027, Call 10/1/2026 (3)	5,000,000	5,011,900
Bellevue Union School District, AGM, 0.000%, 8/1/2030	585,000	243,483
Bellevue Union School District, AGM, 0.000%, 8/1/2031	615,000	239,930
Bellevue Union School District, AGM, 0.000%, 8/1/2032	645,000	237,289
Bret Harte Union High School District, 0.000%, 3/15/2015	500,000	485,370
California Health Facilities Financing Authority, 5.150%, 11/15/2040, Call 11/15/2020	3,325,000	3,742,221
California Infrastructure & Economic Development Bank, 5.750%, 2/1/2039, Call 2/1/2015	600,000	636,630
California Infrastructure & Economic Development Bank, 6.250%, 2/1/2039, Call 2/1/2015	450,000	482,508
California Infrastructure & Economic Development Bank, AMBAC, 0.340%, 10/1/2017, Call 3/5/2013 (3)	1,000,000	944,030
California Infrastructure & Economic Development Bank, AMBAC, 0.340%, 10/1/2020, Call 3/4/2013 (3)	4,500,000	4,206,078
California State Public Works Board, 5.000%, 10/1/2031, Call 10/1/2016	645,000	697,929
California State Public Works Board, 5.000%, 4/1/2037, Call 4/1/2022	1,000,000	1,093,740
California Statewide Communities Development Authority, NATL-RE, 5.125%, 7/1/2024, Call 7/1/2018	1,500,000	1,733,040
Castaic Lake Water Agency, AMBAC, 0.000%, 8/1/2021	2,645,000	2,073,019
Central Union High School District-Imperial County, NATL-RE, 4.000%, 8/1/2019, Call 8/1/2015	670,000	688,405
Chabot-Las Positas Community College District, AMBAC, 0.000%, 8/1/2026, Call 8/1/2016	650,000	351,949
City & County of San Francisco, 4.625%, 6/15/2030, Call 6/15/2015	350,000	371,879
City of Fairfield, XLCA, 0.000%, 4/1/2022	1,205,000	851,827
City of Madera, 5.750%, 1/1/2026, Call 1/1/2020	1,550,000	1,770,038
City of Madera, 6.500%, 1/1/2040, Call 1/1/2020	1,280,000	1,445,683

Description	Principal Amount	Value
Municipals (continued)

California (continued)
City of Mountain View, 5.000%, 8/1/2015, Call 8/1/2013	$ 355,000	$ 361,330
County of Los Angeles, 0.000%, 9/1/2018	750,000	668,385
County of Los Angeles, AMBAC-TCRS-BNY, 0.000%, 9/1/2020	600,000	487,932
County of Mendocino, AGM, 3.250%, 6/1/2018	1,115,000	1,155,240
County of Mendocino, AGM, 3.500%, 6/1/2020	1,190,000	1,221,392
County of Mendocino, AGM, 3.750%, 6/1/2021	1,030,000	1,058,665
Delhi Unified School District, AMBAC, 0.000%, 8/1/2019	645,000	498,591
Desert Community College District, AGM, 0.000%, 8/1/2026, Call 8/1/2017	400,000	217,112
Duarte Unified School District, 0.000%, 8/1/2026 (13)	525,000	514,663
El Rancho Unified School District, AGM, 4.000%, 8/1/2020	800,000	887,504
Escondido Union High School District, 0.000%, 8/1/2032, Call 8/1/2025 (13)	1,250,000	1,009,275
Escondido Union High School District, AGC, 0.000%, 8/1/2031	480,000	212,366
Evergreen Elementary School District, AGC, 0.000%, 8/1/2028	1,350,000	716,998
Fresno Unified School District, MBIA, 4.600%, 2/1/2016	105,000	112,482
Fresno Unified School District, MBIA, 5.300%, 2/1/2014	590,000	610,951
Fresno Unified School District, MBIA, 6.000%, 8/1/2026	2,900,000	3,623,579
Golden West Schools Financing Authority, FGIC, 0.530%, 8/1/2026 (3)	4,940,000	4,940,000
Imperial Community College District, AGC, 0.000%, 8/1/2028	330,000	161,565
Imperial County Local Transportation Authority, 4.000%, 6/1/2032, Call 6/1/2022	750,000	771,585
Imperial County Local Transportation Authority, 5.000%, 6/1/2032, Call 6/1/2022	2,000,000	2,229,960
Jurupa Community Services District, 5.000%, 9/1/2029, Call 9/1/2020	375,000	426,855
Kerman Unified School District, NATL-RE, 4.750%, 8/1/2022, Call 8/1/2015	445,000	467,054
Kings River Conservation District, 5.250%, 5/1/2029, Call 5/1/2019	250,000	279,308
Lake Tahoe Unified School District, NATL-RE FGIC, 0.000%, 8/1/2016	575,000	523,928
Lake Tahoe Unified School District, NATL-RE FGIC, 0.000%, 8/1/2017	650,000	568,847
Lakeside Union School District/San Diego County, AGC, 0.000%, 9/1/2027	295,000	163,383
Long Beach Bond Finance Authority, 5.000%, 11/15/2017	170,000	191,925
Long Beach Bond Finance Authority, 5.000%, 11/1/2030, Call 11/1/2021	1,750,000	1,980,772
Los Alamitos Unified School District, 0.000%, 9/1/2016	2,000,000	1,875,540

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Schedule of Investments

Intermediate Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

California (continued)
Los Angeles Community College District, AGM FGIC, 5.000%, 8/1/2032, Call 8/1/2017	$1,330,000	$1,504,030
Los Angeles Community College District, NATL-RE FGIC, 5.000%, 8/1/2032, Call 8/1/2017	475,000	537,154
Los Angeles Unified School District, 5.200%, 7/1/2029, Call 7/1/2019	480,000	554,424
Lynwood Unified School District, AGM, 5.000%, 8/1/2022	340,000	397,790
Lynwood Unified School District, AGM, 5.000%, 8/1/2023	475,000	551,522
Lynwood Unified School District, AGM, 5.000%, 8/1/2024, Call 8/1/2023	620,000	719,882
Lynwood Unified School District, AGM, 5.000%, 8/1/2025, Call 8/1/2023	760,000	879,510
Mendocino-Lake Community College District, AGM, 0.000%, 8/1/2031, Call 8/1/2026 (13)	300,000	294,468
Midpeninsula Regional Open Space District, 5.000%, 9/1/2029, Call 9/1/2022	2,000,000	2,349,840
Modesto Irrigation District, 5.000%, 7/1/2020	350,000	426,237
Modesto Irrigation District, 5.000%, 7/1/2021	500,000	609,745
Mount Diablo Unified School District, AGM, 0.000%, 8/1/2035, Call 8/1/2025 (13)	1,000,000	726,240
Murrieta Valley Unified School District Public Financing Authority, NATL-RE FGIC, 0.000%, 9/1/2020	500,000	395,365
Northern California Gas Authority No. 1, 0.836%, 7/1/2019 (3)	3,000,000	2,810,970
Northern California Power Agency, 5.000%, 7/1/2031, Call 7/1/2022	500,000	580,775
Northern California Power Agency, 5.000%, 7/1/2032, Call 7/1/2022	700,000	810,005
Orchard School District, NATL-RE FGIC, 0.000%, 8/1/2023	590,000	374,739
Palo Alto Unified School District, 0.000%, 8/1/2017	590,000	552,647
Pasadena Public Financing Authority, 0.000%, 3/1/2029	2,000,000	945,640
Pioneer Union Elementary School District, NATL-RE, 5.000%, 8/1/2021, Call 8/1/2016	315,000	337,529
Rincon Valley Union Elementary School District, NATL-RE FGIC, 0.000%, 8/1/2029	510,000	241,460
Rio Hondo Community College District, 0.000%, 8/1/2042, Call 8/1/2034 (13)	820,000	561,397
Roseville Joint Union High School District, 0.000%, 8/1/2022	305,000	216,645
Sacramento Unified School District, AGM, 3.110%, 3/1/2014 (3)	1,990,000	1,994,179
San Bernardino City Unified School District, AGM, 3.750%, 8/1/2014	330,000	343,342

Description	Principal Amount	Value
Municipals (continued)

California (continued)
San Bernardino City Unified School District, AGM, 5.000%, 8/1/2015, Call 8/1/2014	$ 215,000	$ 226,444
San Bernardino Community College District, 6.500%, 8/1/2028, Call 8/1/2018	605,000	751,888
San Gorgonio Memorial Health Care District, 6.500%, 8/1/2014	230,000	248,522
San Gorgonio Memorial Health Care District, 6.500%, 8/1/2015	310,000	347,343
San Mateo County Community College District, NATL-RE, 0.000%, 9/1/2025	10,000,000	6,726,800
San Miguel Joint Union Elementary School District, AGM, 0.000%, 6/15/2020	415,000	320,550
San Miguel Joint Union Elementary School District, AGM, 0.000%, 6/15/2021	490,000	355,333
San Miguel Joint Union Elementary School District, AGM, 0.000%, 6/15/2022	505,000	344,349
Santa Ana Unified School District, 0.000%, 8/1/2021	500,000	379,115
Santa Ana Unified School District, AGM, 5.500%, 8/1/2030, Call 8/1/2018	805,000	911,147
Santa Barbara County College Elementary School District, 0.000%, 8/1/2027	365,000	201,414
Santa Barbara County College Elementary School District, 0.000%, 8/1/2031	470,000	208,318
Santa Barbara County College Elementary School District, 0.000%, 8/1/2033	575,000	228,683
Santa Barbara School District, 0.000%, 8/1/2036, Call 8/1/2033 (13)	1,450,000	1,122,024
Santa Monica Community College District, NATL-RE, 0.000%, 8/1/2017, Call 8/1/2015	775,000	699,244
Santaluz Community Facilities District No. 2, 3.000%, 9/1/2015	995,000	1,023,686
Sierra View Local Health Care District, 3.800%, 7/1/2017	370,000	381,296
Sierra View Local Health Care District, 4.700%, 7/1/2016	250,000	263,173
Sierra View Local Health Care District, 4.875%, 7/1/2018, Call 7/1/2017	900,000	959,985
Sierra View Local Health Care District, 5.250%, 7/1/2022, Call 7/1/2017	1,580,000	1,689,936
Sierra View Local Health Care District, 5.250%, 7/1/2023, Call 7/1/2017	250,000	267,085
Sierra View Local Health Care District, 5.300%, 7/1/2026, Call 7/1/2017	350,000	369,439
Stanislaus Union School District, AGC, 5.250%, 8/1/2028, Call 8/1/2019	890,000	1,014,787
State of California, 4.000%, 7/1/2014 (3)	105,000	110,065

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Intermediate Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

California (continued)
State of California, 5.000%, 11/1/2025, Call 11/1/2020	$ 250,000	$ 295,585
State of California, 5.250%, 4/1/2022, Call 4/1/2019	350,000	423,640
State of California, 5.250%, 9/1/2025, Call 9/1/2021	2,045,000	2,486,700
Tahoe Forest Hospital District, 5.500%, 8/1/2027, Call 8/1/2018	1,345,000	1,541,209
Tahoe Forest Hospital District, 5.500%, 8/1/2035, Call 8/1/2018	1,000,000	1,122,800
Tulare Union High School District, NATL-RE, 0.000%, 8/1/2019	380,000	311,448
University of California, 5.000%, 5/15/2021, Call 5/15/2017	500,000	566,160
University of California, AGM, 5.000%, 5/15/2018, Call 5/15/2013	10,000	10,194
University of California, AGM, 5.000%, 5/15/2018, Call 5/15/2013	240,000	244,546
Upland Community Facilities District, 3.000%, 9/1/2017	530,000	548,258
Vallejo City Unified School District, MBIA, 5.400%, 2/1/2015	275,000	290,958
Vallejo City Unified School District, MBIA, 5.900%, 8/1/2018	350,000	401,418
Vallejo City Unified School District, MBIA, 5.900%, 8/1/2025	1,225,000	1,395,508
Vallejo City Unified School District, NATL-RE, 5.400%, 8/1/2014	230,000	236,764
Walnut Creek Elementary School District Contra Costa County, 0.000%, 9/1/2023	1,560,000	1,061,986
West Contra Costa Unified School District, AGM-CR NATL-RE FGIC, 0.000%, 8/1/2025	310,000	183,315
West Kern Water District, 5.000%, 6/1/2028, Call 6/1/2021	1,500,000	1,675,680
Whittier City School District, NATL-RE, 4.000%, 8/1/2015	355,000	366,009
Whittier Union High School District, 0.000%, 8/1/2034, Call 8/1/2019	500,000	152,005
Yosemite Community College District, AGM, 5.000%, 8/1/2028, Call 8/1/2018	1,610,000	1,839,425

		113,011,956

Colorado — 2.8%
City & County of Denver Co., 5.000%, 11/15/2021	500,000	629,600
City & County of Denver, AGC, 0.330%, 11/15/2025, Call 3/1/2013 (3)	1,750,000	1,750,000
City & County of Denver, XLCA, 5.000%, 11/15/2023, Call 11/15/2015	1,410,000	1,544,514
Colorado Educational & Cultural Facilities Authority, 4.000%, 9/1/2016 (13)	900,000	970,785

Description	Principal Amount	Value
Municipals (continued)

Colorado (continued)
Colorado Educational & Cultural Facilities Authority, 4.250%, 9/1/2017 (13)	$1,000,000	$1,104,740
Colorado Educational & Cultural Facilities Authority, 5.000%, 12/15/2017, Call 4/1/2013 (5)(6)	800,000	801,824
Colorado Educational & Cultural Facilities Authority, 5.000%, 9/1/2019 (13)	1,135,000	1,324,704
Colorado Educational & Cultural Facilities Authority, 5.000%, 9/1/2020 (13)	1,060,000	1,243,126
Colorado Educational & Cultural Facilities Authority, 5.000%, 9/1/2021 (13)	865,000	1,016,461
Colorado Educational & Cultural Facilities Authority, 5.000%, 9/1/2023 (13)	230,000	270,002
Colorado Educational & Cultural Facilities Authority, 6.250%, 3/1/2040, Call 3/1/2020	2,000,000	2,259,000
Colorado Educational & Cultural Facilities Authority, 7.400%, 12/1/2038, Call 12/1/2018	500,000	590,575
Colorado Educational & Cultural Facilities Authority, XLCA, 5.250%, 6/1/2024, Call 6/1/2014	950,000	970,510
Colorado Health Facilities Authority, 3.000%, 12/1/2015	490,000	511,932
Colorado Health Facilities Authority, 4.000%, 12/1/2016	505,000	550,344
Colorado Health Facilities Authority, 5.000%, 12/1/2014 (3)	1,150,000	1,227,222
Colorado Health Facilities Authority, 5.000%, 1/1/2016	1,515,000	1,636,897
Colorado Health Facilities Authority, 5.000%, 1/1/2017	1,115,000	1,227,526
Colorado Health Facilities Authority, 5.000%, 9/1/2018	530,000	614,355
Colorado Health Facilities Authority, 5.000%, 9/1/2019	560,000	652,859
Colorado Health Facilities Authority, 5.000%, 12/1/2019	300,000	348,660
Colorado Health Facilities Authority, 5.000%, 12/1/2020	800,000	930,728
Colorado Health Facilities Authority, 5.000%, 12/1/2021	875,000	1,018,850
Colorado Health Facilities Authority, 5.000%, 9/1/2022	750,000	875,093
Colorado Health Facilities Authority, 5.125%, 11/15/2020, Call 11/15/2016 (3)	555,000	628,099
Colorado Health Facilities Authority, RADIAN, 5.000%, 5/15/2014	570,000	597,976
Colorado Mountain Junior College District, NATL-RE, 3.750%, 8/1/2016	400,000	415,952
Commerce City Northern Infrastructure General Improvement District, AGM, 5.000%, 12/1/2020	785,000	943,075
Commerce City Northern Infrastructure General Improvement District, AGM, 5.000%, 12/1/2021	725,000	874,046

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Schedule of Investments

Intermediate Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Colorado (continued)
Commerce City Northern Infrastructure General Improvement District, AGM, 5.000%, 12/1/2022	$ 585,000	$ 710,137
County of El Paso, GNMA/FNMA, 5.450%, 12/1/2039, Call 12/1/2016 (7)	622,989	672,485
Denver Health & Hospital Authority, 5.500%, 12/1/2019	1,195,000	1,394,242
Dove Valley Metropolitan District, AGM, 5.000%, 11/1/2020, Call 11/1/2015	200,000	216,464
E-470 Public Highway Authority, 2.830%, 9/1/2014, Call 3/1/2014 (3)	2,000,000	2,003,100
E-470 Public Highway Authority, NATL-RE, 5.000%, 9/1/2016	250,000	271,368
Moffat County School District No. Re001 Craig, AGM, 5.250%, 12/1/2027, Call 12/1/2017	500,000	565,130
Public Authority for Colorado Energy, 5.750%, 11/15/2018	840,000	962,892
Rangely Hospital District, 6.000%, 11/1/2026, Call 11/1/2021	2,000,000	2,363,940
Sand Creek Metropolitan District, XLCA, 5.000%, 12/1/2016, Call 12/1/2013	250,000	256,363

		36,945,576

Connecticut — 0.1%
Connecticut State Health & Educational Facility Authority, 3.000%, 7/1/2013	500,000	503,365
State of Connecticut, 4.250%, 2/1/2015	750,000	803,123

		1,306,488

Delaware — 0.3%
Delaware State Housing Authority, 0.000%, 7/1/2031, Call 7/1/2021	1,910,000	825,464
Delaware State Housing Authority, 5.000%, 1/1/2026, Call 7/1/2019 (7)	300,000	325,842
Delaware State Housing Authority, 5.200%, 7/1/2029, Call 7/1/2018	2,520,000	2,568,258

		3,719,564

District of Columbia — 0.6%
District of Columbia, 5.000%, 10/1/2025, Call 10/1/2021	1,865,000	2,174,180
District of Columbia, AGC, 0.330%, 7/15/2017 (3)(5)(6)	5,500,000	5,500,000
District of Columbia, AGM, 5.000%, 6/1/2022, Call 12/1/2017	250,000	293,885
District of Columbia, AGM, 5.000%, 6/1/2023, Call 12/1/2017	250,000	292,122
Metropolitan Washington Airports Authority, AGC, 0.000%, 10/1/2033	255,000	96,301

		8,356,488

Description	Principal Amount	Value
Municipals (continued)

Florida — 6.8%
Citizens Property Insurance Corp., 5.000%, 6/1/2015	$ 4,095,000	$ 4,485,458
Citizens Property Insurance Corp., 5.000%, 6/1/2016	1,265,000	1,421,961
Citizens Property Insurance Corp., 5.000%, 6/1/2019	2,615,000	3,093,100
Citizens Property Insurance Corp., 5.375%, 6/1/2016	250,000	283,995
Citizens Property Insurance Corp., AGC, 4.500%, 6/1/2014	100,000	104,972
Citizens Property Insurance Corp., AGM, 5.000%, 6/1/2016	1,000,000	1,124,080
Citizens Property Insurance Corp., AGM, 5.000%, 6/1/2017	1,150,000	1,326,962
City of Boynton Beach, AGM, 5.000%, 11/1/2027, Call 11/1/2021	1,000,000	1,175,590
City of Cape Coral, AMBAC, 3.700%, 10/1/2013	200,000	203,582
City of Clearwater, 4.500%, 12/1/2032, Call 12/1/2021	1,800,000	2,022,318
City of Gainesville, AMBAC, 5.500%, 8/1/2017	1,000,000	1,122,610
City of Gulf Breeze, 1.750%, 12/1/2015, Call 5/1/2013 (3)	11,795,000	11,804,318
City of Gulf Breeze, 5.000%, 12/1/2023, Call 12/1/2020	2,000,000	2,281,740
City of Gulf Breeze, FGIC, 6.050%,12/1/2013, Call 4/1/2013 (3)	540,000	541,939
City of Lakeland, 1.210%, 10/1/2014, Call 4/1/2014 (3)	250,000	252,243
City of Niceville, AMBAC, 4.300%, 6/1/2030, Call 6/1/2014	475,000	480,006
City of Sarasota, 4.125%, 10/1/2028, Call 10/1/2021	2,335,000	2,550,684
City of St. Augustine, 5.750%, 10/1/2041, Call 10/1/2021	1,000,000	1,164,560
City of Sunrise, 4.000%, 10/1/2019	540,000	605,135
City of Sunrise, NATL-RE, 0.000%, 10/1/2013	130,000	127,927
City of Sunrise, NATL-RE, 0.000%, 10/1/2020	975,000	749,161
City of Sunrise, NATL-RE, 0.000%, 10/1/2021	175,000	129,649
City of Tampa, AMBAC, 0.000%, 4/1/2021	460,000	366,933
City of Tampa, NATL-RE, 5.500%, 11/15/2013	250,000	258,100
County of Bay, 3.500%, 9/1/2016	410,000	409,598
County of Brevard, AMBAC, 5.000%, 7/1/2015	355,000	379,207
County of Brevard, AMBAC, 5.000%, 7/1/2016	910,000	988,123
County of Lee, 5.000%, 10/1/2029, Call 10/1/2022	3,560,000	4,200,480
County of Madison, 2.000%, 11/1/2014, Call 5/1/2014	9,390,000	9,438,171

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Intermediate Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Florida (continued)
County of Miami-Dade, 5.500%, 10/1/2025, Call 10/1/2018	$2,000,000	$2,414,220
County of Miami-Dade, 5.500%, 10/1/2026, Call 10/1/2020	1,900,000	2,226,591
County of Miami-Dade, AGC, 0.000%, 10/1/2021	610,000	455,359
County of Miami-Dade, AGC, 5.000%, 10/1/2029, Call 10/1/2019	400,000	451,204
County of Miami-Dade, BHAC, 6.000%, 10/1/2023, Call 10/1/2018	1,000,000	1,236,060
County of Miami-Dade, XLCA, 5.000%, 7/1/2021, Call 7/1/2016	320,000	355,059
County of Polk, NATL-RE, 5.000%, 12/1/2016	625,000	682,756
County of St. Johns, AGM, 5.000%, 10/1/2020	1,625,000	1,943,256
County of St. Johns, AGM, 5.000%, 10/1/2021	1,110,000	1,333,332
Emerald Coast Utilities Authority, NATL-RE FGIC, 5.000%, 1/1/2020, Call 1/1/2017	1,000,000	1,093,230
Emerald Coast Utilities Authority, NATL-RE FGIC, 5.000%, 1/1/2022, Call 1/1/2017	970,000	1,055,622
Emerald Coast Utilities Authority, NATL-RE FGIC, 5.250%, 1/1/2026, Call 1/1/2016	1,000,000	1,063,480
Florida Higher Educational Facilities Financial Authority, 3.000%, 4/1/2018	1,390,000	1,432,951
Florida Housing Finance Corp., GNMA/FHLMC/FNMA, 5.000%, 7/1/2028, Call 1/1/2020	815,000	877,070
Florida Housing Finance Corp., GNMA/FNMA/FHLMC, 4.450%, 1/1/2030, Call 7/1/2021	500,000	534,015
Florida Housing Finance Corp., GNMA/FNMA/FHLMC, 5.250%, 7/1/2028, Call 1/1/2018	760,000	804,285
Florida Hurricane Catastrophe Fund Finance Corp., 5.000%, 7/1/2013	850,000	863,081
Florida Hurricane Catastrophe Fund Finance Corp., 5.000%, 7/1/2014	620,000	658,421
Florida Municipal Power Agency, 5.500%, 10/1/2019	250,000	310,593
Florida State Department of Transportation, FSA, 4.750%, 7/1/2022, Call 7/1/2014	1,500,000	1,596,105
Fort Pierce, AGC, 5.875%, 9/1/2028, Call 9/1/2018	1,000,000	1,146,130
Highlands County Health Facilities Authority, 5.000%, 11/15/2015	400,000	446,168
Highlands County Health Facilities Authority, 5.125%, 11/15/2023, Call 11/15/2016 (3)	500,000	561,820
Highlands County Health Facilities Authority, 6.100%, 11/15/2013 (3)	1,500,000	1,553,745
Key West Utility Board, NATL-RE, 5.000%, 10/1/2023, Call 10/1/2016	1,015,000	1,113,577
Lee County Industrial Development Authority, 5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,287,900

Description	Principal Amount	Value
Municipals (continued)

Florida (continued)
Miami Health Facilities Authority, 4.500%, 11/15/2014, Call 11/15/2013	$ 570,000	$ 583,441
Orange County Health Facilities Authority, 5.250%, 10/1/2035, Call 10/1/2018	300,000	336,849
Pinellas County Educational Facilities Authority, 3.000%, 10/1/2014	580,000	594,378
Pinellas County Educational Facilities Authority, 4.000%, 10/1/2016	350,000	373,888
Polk County Housing Finance Authority, GNMA, 5.000%, 9/1/2029, Call 8/1/2020	150,000	162,224
Port St. Lucie, AGC, 6.250%, 9/1/2027, Call 9/1/2018	500,000	552,100
Putnam County Development Authority, AMBAC, 5.350%, 5/1/2018 (3)	765,000	901,422
St. Lucie County School Board, AGM, 5.000%, 7/1/2022, Call 7/1/2021	2,500,000	2,911,750
Sunrise Excise Tax & Special Assessment, NATL-RE, 0.000%, 10/1/2019	905,000	720,932
Tampa-Hillsborough County Expressway Authority, AMBAC, 5.000%, 7/1/2014	455,000	483,324
Volusia County Educational Facility Authority, AGM, 5.000%, 10/15/2029, Call 10/15/2021	500,000	549,475
Volusia County Educational Facility Authority, RADIAN, 4.625%, 10/15/2028, Call 10/15/2015	500,000	518,715

		90,277,130

Georgia — 4.7%
Burke County Development Authority, 0.900%, 3/1/2013 (3)	3,875,000	3,875,000
Carroll City-County Hospital Authority, County Guarantee, 5.000%, 7/1/2023, Call 7/1/2020	2,790,000	3,225,686
Carroll City-County Hospital Authority, County Guarantee, 5.000%, 7/1/2024, Call 7/1/2020	1,640,000	1,878,472
City of Atlanta, 5.000%, 1/1/2018	600,000	707,742
City of Atlanta, NATL-RE FGIC, 5.500%, 11/1/2022	1,000,000	1,238,310
Cobb County Kennestone Hospital Authority, 5.000%, 4/1/2031, Call 4/1/2021	3,000,000	3,424,950
County of DeKalb, 4.500%, 12/1/2024, Call 12/1/2015	250,000	264,510
County of Fulton, NATL-RE FGIC, 5.250%, 1/1/2035, Call 1/1/2014	3,200,000	3,309,440
East Point Building Authority, XLCA, 4.500%, 2/1/2025, Call 2/1/2016	500,000	504,045
East Point Building Authority, XLCA, 5.000%, 2/1/2017	875,000	939,689
Floyd County Hospital Authority, County Guarantee, 5.000%, 7/1/2020	1,335,000	1,591,453

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Schedule of Investments

Intermediate Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Georgia (continued)
Floyd County Hospital Authority, County Guarantee, 5.000%, 7/1/2021	$1,155,000	$1,387,040
Floyd County Hospital Authority, County Guarantee, 5.000%, 7/1/2027, Call 7/1/2022	1,250,000	1,434,412
Fulton County Development Authority, 4.000%, 10/1/2019	1,355,000	1,512,261
Fulton County Development Authority, 5.000%, 3/15/2016	1,615,000	1,803,584
Fulton County Development Authority, 5.000%, 10/1/2019	1,000,000	1,192,030
Fulton County Development Authority, 5.250%, 3/15/2024, Call 3/15/2019	895,000	1,026,529
Georgia State Environmental Loan Acquisition Corp., 4.000%, 3/15/2021	600,000	681,174
Georgia State Environmental Loan Acquisition Corp., 5.125%, 3/15/2031, Call 3/15/2021	3,250,000	3,805,132
Glynn-Brunswick Memorial Hospital Authority, NATL-RE FGIC, 4.500%, 8/1/2015	865,000	926,709
Jefferson City School District, State Aid Withholding, 5.250%, 2/1/2029, Call 2/1/2021	1,350,000	1,599,885
Main Street Natural Gas, Inc., 5.000%, 3/15/2017	1,300,000	1,459,848
Main Street Natural Gas, Inc., 5.000%, 3/15/2021	5,000,000	5,708,700
Main Street Natural Gas, Inc., 5.250%, 9/15/2018	250,000	288,498
Medical Center Hospital Authority, AGC, 6.500%, 8/1/2038, Call 8/1/2018	250,000	283,345
Monroe County Development Authority, 0.900%, 3/1/2013 (3)	2,010,000	2,010,000
Municipal Electric Authority of Georgia, 5.750%, 1/1/2019, Call 7/1/2018	2,105,000	2,581,488
Private Colleges & Universities Authority, 5.000%, 10/1/2020	575,000	676,200
Private Colleges & Universities Authority, 5.250%, 10/1/2027, Call 10/1/2021	2,500,000	2,877,475
Puttable Floating Option Tax-Exempt Receipts, FGIC, 0.460%, 7/1/2025, Call 3/1/2013 (3)	1,980,000	1,980,000
Richmond County Hospital Authority, 5.250%, 1/1/2029, Call 1/1/2019	1,150,000	1,277,501
Richmond County Hospital Authority, 5.375%, 1/1/2029, Call 1/1/2019	940,000	1,054,144
South Georgia Governmental Services Authority, MBIA, 5.000%, 1/1/2020, Call 1/1/2014	300,000	309,606
Spalding County, 6.125%, 9/1/2028, Call 9/1/2018	700,000	824,285
Valdosta & Lowndes County Hospital Authority, County Guarantee, 5.000%, 10/1/2025, Call 10/1/2021	2,940,000	3,376,708

Description	Principal Amount	Value
Municipals (continued)

Georgia (continued)
Winder-Barrow Industrial Building Authority, AGM, 5.000%, 12/1/2029, Call 12/1/2021	$1,000,000	$ 1,164,400

		62,200,251

Guam — 0.0%
Territory of Guam, 5.375%, 12/1/2024, Call 12/1/2019	500,000	549,520

Hawaii — 0.0%
City & County Honolulu, NATL-RE FGIC, 5.000%, 7/1/2024, Call 7/1/2015	120,000	130,266
University of Hawaii, 6.000%, 10/1/2038, Call 10/1/2019	250,000	301,043

		431,309

Idaho — 0.1%
Boise-Kuna Irrigation District, 5.875%, 6/1/2022, Call 6/1/2018	200,000	225,502
Boise-Kuna Irrigation District, 7.375%, 6/1/2034, Call 6/1/2018	340,000	395,117
City of Boise, 4.000%, 9/1/2020	250,000	285,175
Idaho Housing & Finance Association, 5.150%, 7/1/2022, Call 4/1/2013 (7)	410,000	410,304

		1,316,098

Illinois — 8.6%
Bryant, 5.900%, 8/1/2023, Call 4/1/2013	680,000	682,496
Chicago Transit Authority, AGC, 5.250%, 6/1/2019, Call 6/1/2018	250,000	294,710
Chicago Transit Authority, AGC, 5.250%, 6/1/2022, Call 6/1/2018	2,250,000	2,580,547
City of Chicago, AGM, 5.000%, 11/1/2028, Call 11/1/2018	3,215,000	3,694,839
City of Chicago, NATL-RE, 5.250%, 1/1/2024, Call 1/1/2016	1,925,000	2,111,917
City of Chicago, NATL-RE, 5.530%, 1/1/2020, Call 1/1/2016 (13)	1,000,000	1,125,870
City of Mount Vernon, AGM, 4.000%, 12/15/2023, Call 12/15/2020	1,775,000	1,903,616
City of Mount Vernon, AGM, 5.000%, 12/15/2032, Call 12/15/2020	2,455,000	2,778,692
City of Springfield, AMBAC, 4.000%, 12/1/2014	25,000	26,068
City of Springfield, NATL-RE, 5.000%, 3/1/2014	225,000	232,002
City of Springfield, NATL-RE, 5.000%, 3/1/2018, Call 3/1/2017	1,000,000	1,120,180
City of Springfield, NATL-RE, 5.000%, 3/1/2020, Call 3/1/2017	100,000	110,435
City of Springfield, NATL-RE, 5.000%, 3/1/2022, Call 3/1/2017	3,500,000	3,810,765
Cook & Du Page Counties Combined School District No. 113A Lemont Bromberek, NATL-RE FGIC, 0.000%, 12/1/2013	195,000	191,929
Cook County Community College District No. 524 Moraine Valley, 4.000%, 6/1/2031, Call 6/1/2022	1,235,000	1,332,923

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Intermediate Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Illinois (continued)
Cook County Community College District No. 524 Moraine Valley, 4.000%, 6/1/2032, Call 6/1/2022	$1,285,000	$1,381,516
Cook County Community College District No. 524 Moraine Valley, 4.000%, 6/1/2033, Call 6/1/2022	1,340,000	1,436,185
Cook County Community College District No. 524 Moraine Valley, 4.000%, 6/1/2034, Call 6/1/2022	1,390,000	1,474,846
Cook County Community High School District No. 219-Niles Township, FSA, 5.000%, 12/1/2025, Call 12/1/2017	1,305,000	1,504,743
Cook County School District No. 103 Lyons, AGM, 0.000%, 12/1/2021	850,000	650,190
Cook County School District No. 130 Blue Island, XLCA, 4.250%, 6/1/2013	500,000	503,130
Cook County School District No. 144 Prairie Hills, AGM, 0.000%, 12/1/2028	2,830,000	1,464,440
Cook County School District No. 144 Prairie Hills, AGM, 0.000%, 12/1/2029	2,580,000	1,267,812
Cook County School District No. 144 Prairie Hills, AGM, 0.000%, 12/1/2030	2,830,000	1,321,327
Cook County School District No. 144 Prairie Hills, AGM, 5.000%, 12/1/2030	4,250,000	4,814,995
Cook County School District No. 159 Matteson-Richton Park, FSA, 0.000%, 12/1/2016	300,000	272,682
Cook County School District No. 169 Ford Heights, AGC, 5.750%, 12/1/2030, Call 12/1/2021	1,000,000	1,337,170
Cook County Township High School District No. 201 J Sterling Morton, AMBAC, 0.000%, 12/1/2019	425,000	327,603
County of Champaign, NATL-RE FGIC, 0.000%, 1/1/2016	750,000	709,635
County of St. Clair, 5.250%, 10/1/2027, Call 10/1/2019	1,150,000	1,320,269
DeKalb County Community Unit School District No. 424 Genoa-Kingston, AMBAC, 0.000%, 1/1/2020	600,000	496,326
DeKalb County Community Unit School District No. 428 DeKalb, 0.000%, 1/1/2028, Call 7/1/2020	1,000,000	495,050
DeKalb Kane & LaSalle Counties Etc Community College District No. 523 Kishwaukee, 0.000%, 2/1/2035, Call 2/1/2021	470,000	133,203
Du Page County School District No. 12 Roselle, NATL-RE, 5.000%, 1/1/2016	440,000	476,036
Du Page County School District No. 16 Queen Bee, NATL-RE FGIC, 0.000%, 11/1/2019	685,000	565,173
Du Page County School District No. 45, 4.000%, 1/1/2032, Call 1/1/2022	2,615,000	2,795,357

Description	Principal Amount	Value
Municipals (continued)

Illinois (continued)
Frankfort Square Park District, AMBAC, 0.000%, 1/1/2022	$ 670,000	$ 470,380
Illinois Finance Authority, 5.000%, 5/1/2015	2,095,000	2,251,769
Illinois Finance Authority, 5.000%, 11/15/2017, Call 11/15/2016	600,000	671,280
Illinois Finance Authority, 5.000%, 5/15/2020	250,000	295,240
Illinois Finance Authority, 5.250%, 3/1/2019	250,000	299,230
Illinois Finance Authority, 5.250%, 11/15/2022, Call 11/15/2017	750,000	841,852
Illinois Finance Authority, 5.250%, 2/15/2030, Call 2/15/2020	250,000	273,535
Illinois Finance Authority, 5.750%, 11/15/2033, Call 11/15/2017	960,000	1,065,869
Illinois Finance Authority, 6.000%, 10/1/2024, Call 10/1/2021	1,010,000	1,172,034
Illinois Finance Authority, 6.000%, 8/15/2041, Call 8/15/2021	2,665,000	3,172,016
Illinois Finance Authority, 6.875%, 10/1/2043, Call 10/1/2021	3,000,000	3,610,950
Illinois Finance Authority, 7.125%, 11/15/2037, Call 5/15/2019	530,000	649,022
Illinois Finance Authority, AGC, 5.250%, 8/15/2019	250,000	283,047
Illinois Finance Authority, AGM, 0.000%, 1/1/2021	255,000	207,703
Illinois Finance Authority, AGM, 5.150%, 1/1/2019	420,000	492,866
Illinois Finance Authority, AMBAC, 6.000%, 2/1/2022, Call 2/1/2018	335,000	393,370
Illinois Finance Authority, BHAC, 4.875%, 11/1/2018, Call 11/1/2013 (3)(7)	2,255,000	2,337,217
Illinois Municipal Electric Agency, MBIA, 5.250%, 2/1/2019, Call 2/1/2017	1,000,000	1,153,230
Illinois Municipal Electric Agency, NATL-RE FGIC, 5.250%, 2/1/2024, Call 2/1/2017	1,755,000	1,983,045
Kane & DeKalb Counties Community Unit School District No. 302 Kaneland, NATL-RE FGIC, 0.000%, 2/1/2023	5,000,000	3,619,000
Kane Cook & DuPage Counties School District No. U-46 Elgin, AMBAC, 0.000%, 1/1/2023	1,000,000	734,950
Knox & Warren Counties Community Unit School District No. 205 Galesburg, 6.125%, 1/1/2036, Call 1/1/2021	1,435,000	1,623,588
Lake County Community Unit School District No. 116 Round Lake, XLCA, 4.500%, 1/15/2018, Call 1/15/2015	500,000	525,155
Lake County School District No. 33, XLCA, 0.000%, 12/1/2026	525,000	274,349
Lake County School District No. 33, XLCA, 0.000%, 12/1/2028	335,000	155,172
Lake County School District No. 38-Big Hallow, AMBAC, 0.000%, 2/1/2021	1,450,000	1,042,289

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Schedule of Investments

Intermediate Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Illinois (continued)
Lake County School District No. 38-Big Hallow, AMBAC, 0.000%, 2/1/2023	$ 200,000	$ 127,710
McHenry & Kane Counties Community Consolidated School District 158, NATL-RE, 0.000%, 1/1/2017	210,000	186,283
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, AGM-CR FGIC, 0.000%, 1/1/2024	400,000	271,584
McHenry County Community High School District No. 154 Marengo, NATL-RE FGIC, 0.000%, 1/1/2018	325,000	296,673
Metropolitan Pier & Exposition Authority, 0.460%, 7/1/2026 (3)(5)(6)	2,940,000	2,940,000
Metropolitan Pier & Exposition Authority, NATL-RE, 0.000%, 6/15/2023 (13)	300,000	289,710
Metropolitan Pier & Exposition Authority, NATL-RE, 0.000%, 12/15/2023	130,000	91,745
Metropolitan Pier & Exposition Authority, NATL-RE FGIC, 0.000%, 6/15/2020	225,000	187,918
Northern Illinois Municipal Power Agency, NATL-RE, 5.000%, 1/1/2020, Call 1/1/2018	1,715,000	1,944,433
Railsplitter Tobacco Settlement Authority, 5.250%, 6/1/2021	1,120,000	1,350,776
Southwestern Illinois Development Authority, AGC, 5.750%, 2/1/2029, Call 2/1/2019	350,000	415,887
St. Clair County Community Unit School District No. 187 Cahokia, AGM, 5.000%, 1/1/2020	630,000	705,537
St. Louis Regional Airport Authority, 6.000%, 12/1/2024, Call 12/1/2018 (7)	745,000	825,512
State of Illinois, 3.750%, 9/1/2016	500,000	542,185
State of Illinois, 5.000%, 1/1/2015	250,000	267,633
State of Illinois, 5.000%, 1/1/2015	600,000	642,318
State of Illinois, 5.000%, 1/1/2015	300,000	321,159
State of Illinois, 5.000%, 1/1/2016	500,000	552,710
State of Illinois, 5.000%, 6/15/2019, Call 6/15/2015	5,000,000	5,506,500
State of Illinois, 5.000%, 3/1/2020	500,000	577,620
State of Illinois, 5.250%, 6/15/2034, Call 6/15/2019	810,000	926,494
State of Illinois, 6.500%, 6/15/2022	425,000	525,423
State of Illinois, AGM, 5.000%, 1/1/2018	1,125,000	1,291,657
Stephenson County School District No. 145 Freeport, AMBAC, 0.000%, 1/1/2018	425,000	387,035
Stephenson-Jo Daviess Counties Community Unit School District No. 200, NATL-RE, 0.000%, 2/1/2016	535,000	477,525
Tazewell County School District No. 51 Washington Central, NATL-RE FGIC, 9.000%, 12/1/2025	165,000	257,615

Description	Principal Amount	Value
Municipals (continued)

Illinois (continued)
University of Illinois, AMBAC, 5.250%, 4/1/2013	$1,060,000	$1,063,827
Village of Bolingbrook, AGM, 5.000%, 1/1/2025, Call 1/1/2020	1,425,000	1,625,056
Village of Bolingbrook, NATL-RE, 0.000%, 1/1/2020, Call 1/1/2015	200,000	150,424
Village of Bourbonnais, RADIAN, 4.375%, 11/1/2017	250,000	277,203
Village of Dolton, NATL-RE, 4.200%, 12/1/2019, Call 12/1/2014	300,000	310,797
Village of Elwood, RADIAN, 0.000%, 3/1/2024, Call 3/1/2016	250,000	141,410
Village of Elwood, RADIAN, 0.000%, 3/1/2026, Call 3/1/2016	1,280,000	642,522
Village of Franklin Park, AMBAC, 5.000%, 7/1/2016, Call 1/1/2014	1,065,000	1,080,730
Village of Hoffman Estates, 5.250%, 12/1/2025, Call 12/1/2018	300,000	358,533
Village of Justice, AMBAC, 0.000%, 1/1/2014	545,000	531,735
Village of Justice, AMBAC, 0.000%, 1/1/2015	545,000	513,630
Village of Justice, AMBAC, 0.000%, 1/1/2021	635,000	419,843
Village of Melrose Park, NATL-RE FGIC, 0.000%, 12/15/2015	155,000	141,298
Village of South Chicago Heights, NATL-RE FGIC, 0.000%, 11/1/2016	505,000	462,489
Will County Community School District No. 161 Summit Hill, NATL-RE FGIC, 0.000%, 1/1/2017	750,000	675,652
Will County Community School District No. 161 Summit Hill, NATL-RE FGIC, 0.000%, 1/1/2019	695,000	579,699
Will County Community Unit School District No. 201 Crete-Monee, NATL-RE FGIC, 0.000%, 11/1/2021	200,000	155,618
Will County Community Unit School District No. 201 Crete-Monee, NATL-RE FGIC, 0.000%, 11/1/2022	250,000	183,128
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE FGIC, 0.000%, 11/1/2013	150,000	149,423
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE FGIC, 0.000%, 11/1/2020	2,000,000	1,633,700
Will County Community Unit School District No. 209-U Wilmington, NATL-RE, 5.750%, 1/1/2023, Call 1/1/2016	1,025,000	1,129,037
Will County School District No. 114 Manhattan, NATL-RE FGIC, 0.000%, 12/1/2023	900,000	539,082
Will County School District No. 114, NATL-RE FGIC, 0.000%, 12/1/2017	870,000	738,091
Will County School District No. 114, NATL-RE FGIC, 0.000%, 12/1/2020	1,180,000	850,898

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Intermediate Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Illinois (continued)
Will County Unit School District No. 200-U Beecher, AMBAC, 5.000%, 11/1/2018, Call 11/1/2015	$ 545,000	$ 597,309
Will, Grundy, Etc. Counties Community College District No. 525, 5.750%, 6/1/2028, Call 6/1/2018	105,000	130,879
Will, Grundy, Etc. Counties Community College District No. 525, 5.750%, 6/1/2028, Call 6/1/2018	170,000	198,053
Will, Grundy, Livingston, Cook, Kendall, LaSalle & Kankakee Counties Community College District No. 525, 5.750%, 6/1/2023, Call 6/1/2018	315,000	375,020

		113,907,563

Indiana — 3.0%
Anderson School Building Corp., AMBAC, 5.000%, 7/15/2026, Call 1/15/2016	680,000	726,832
Carmel Redevelopment Authority, 5.000%, 7/1/2023, Call 7/1/2020	350,000	403,900
Carmel Redevelopment Authority, 5.000%, 2/1/2027, Call 2/1/2016	545,000	605,282
Carmel Redevelopment Authority, NATL-RE, 5.000%, 7/1/2021, Call 7/1/2016	450,000	497,605
City of Bloomington, 3.800%, 1/1/2029, Call 1/1/2022	400,000	414,256
City of Greenwood, 4.000%, 10/1/2017	225,000	248,193
City of Greenwood, 4.250%, 10/1/2020, Call 10/1/2018	820,000	911,750
City of Greenwood, 4.625%, 10/1/2024, Call 10/1/2018	520,000	569,421
Concord Community Schools Building Corp., AGM, 5.000%, 7/15/2025, Call 7/15/2018	1,000,000	1,171,750
County of Knox, 4.000%, 4/1/2018	250,000	269,365
Crown Point Multi School Building Corp., AGM State Aid Withholding, 5.000%, 1/15/2022, Call 7/15/2017	1,000,000	1,160,510
Damon Run Conservancy District, 4.500%, 1/1/2018	215,000	230,871
Damon Run Conservancy District, 4.500%, 7/1/2018	220,000	237,800
Dyer Redevelopment Authority Economic Development Lease Rent, CIFG, 5.250%, 7/15/2021, Call 7/15/2015	650,000	691,639
Dyer Redevelopment Authority, CIFG, 5.250%, 7/15/2023, Call 7/15/2015	1,225,000	1,300,864
East Chicago Multi School Building Corp., State Aid Withholding, 6.000%, 7/15/2016	670,000	764,658

Description	Principal Amount	Value
Municipals (continued)

Indiana (continued)
Fishers Redevelopment District, 5.125%, 7/15/2026, Call 1/15/2020	$1,875,000	$2,150,381
Fishers Redevelopment District, 5.250%, 7/15/2023, Call 1/15/2020	1,605,000	1,896,067
Franklin Township-Marion County Multiple School Building Corp., State Aid Withholding, 5.000%, 7/10/2021	580,000	718,168
Gary Community School Corp., State Aid Withholding, 3.000%, 1/15/2019	560,000	584,186
Gary Community School Corp., State Aid Withholding, 3.000%, 1/15/2020	575,000	593,015
Greencastle School Building Corp., State Aid Withholding, 3.000%, 1/15/2016	625,000	645,994
Greencastle School Building Corp., State Aid Withholding, 3.000%, 1/15/2018	370,000	383,224
Greencastle School Building Corp., State Aid Withholding, 4.000%, 7/15/2018	680,000	740,846
Hammond Local Public Improvement Bond Bank, 4.000%, 8/15/2013	500,000	506,025
Hammond Local Public Improvement Bond Bank, 5.000%, 8/15/2014	500,000	522,270
Hammond Local Public Improvement Bond Bank, 5.000%, 2/15/2015	1,090,000	1,151,193
Indiana Development Finance Authority, 4.700%, 10/1/2015, Call 10/1/2015 (3)(7)	800,000	877,336
Indiana Finance Authority, 3.000%, 7/1/2019	250,000	256,968
Indiana Finance Authority, 4.000%, 5/1/2017	550,000	607,992
Indiana Finance Authority, 5.000%, 3/1/2018	265,000	295,891
Indiana Finance Authority, 5.000%, 5/1/2029, Call 5/1/2022	5,000,000	5,654,100
Indiana Finance Authority, AMBAC, 4.550%, 12/1/2024, Call 12/1/2016	1,750,000	1,888,932
Indiana Health & Educational Facilities Financing Authority, AGM, 5.250%, 11/1/2023, Call 5/1/2018	500,000	570,785
Indiana Health Facility Financing Authority, AMBAC, 0.140%, 5/1/2031, Call 3/26/2013 (3)	625,000	517,385
Indiana Municipal Power Agency, 5.250%, 1/1/2024, Call 1/1/2019	500,000	596,760
Indiana Municipal Power Agency, NATL-RE, 5.000%, 1/1/2037, Call 1/1/2017	1,850,000	1,990,914
Indianapolis Airport Authority, 4.000%, 1/1/2020	255,000	279,518
Indianapolis Local Public Improvement Bond Bank, 5.000%, 1/1/2021	175,000	208,782
Lake County Public Library District, AMBAC, 4.500%, 8/1/2017, Call 2/1/2014	1,000,000	1,027,050
Marion High School Building Corp., 4.000%, 7/15/2019	455,000	515,488
Marion High School Building Corp., 4.000%, 7/15/2020, Call 1/15/2020	935,000	1,047,948

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Schedule of Investments

Intermediate Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Indiana (continued)
Marion High School Building Corp., 4.000%, 7/15/2021, Call 1/15/2020	$ 375,000	$ 416,246
Merrillville Multi-School Building Corp., NATL-RE, 0.000%, 1/15/2015	750,000	718,485
North Central Campus School Building Corp., AGM, 5.250%, 7/15/2022, Call 7/15/2018	1,000,000	1,131,780
Porter County Jail Building Corp., AGM, 5.500%, 7/10/2021	200,000	238,952
Rush County Elementary School Building Corp., State Aid Withholding, 5.250%, 7/15/2021, Call 1/15/2019	565,000	659,259

		39,596,636

Iowa — 0.3%
City of Coralville, 2.000%, 6/1/2015	250,000	249,943
Iowa Finance Authority, GNMA/FNMA, 5.500%, 7/1/2036, Call 7/1/2015 (7)	595,000	623,584
Iowa Finance Authority, GNMA/FNMA/FHLMC, 5.000%, 1/1/2038, Call 1/1/2019	925,000	983,580
Iowa Higher Education Loan Authority, 4.625%, 10/1/2031, Call 10/1/2019	750,000	799,140
University of Northern Iowa, 3.000%, 7/1/2020	760,000	804,597
University of Northern Iowa, 3.000%, 7/1/2021	575,000	603,537

		4,064,381

Kansas — 0.5%
City of Salina, 5.000%, 10/1/2018, Call 4/1/2016	350,000	383,436
County of Sedgwick/County of Shawnee, GNMA/FNMA/FHLMC, 5.875%, 6/1/2039, Call 6/1/2017 (7)	160,000	178,514
Kansas Development Finance Authority, 4.000%, 11/15/2015	225,000	244,971
Kansas Development Finance Authority, 5.000%, 11/15/2020, Call 11/15/2019	800,000	955,736
Kansas Development Finance Authority, 5.000%, 3/1/2031, Call 3/1/2020	1,000,000	1,094,230
Kansas Development Finance Authority, 5.750%, 11/15/2034, Call 11/15/2014	600,000	636,972
Kansas Development Finance Authority, FSA, 5.250%, 11/1/2028, Call 11/1/2018	475,000	564,138
Sedgwick & Shawnee Counties, GNMA/FNMA, 5.450%, 6/1/2027, Call 6/1/2013 (7)	330,000	337,478
Sedgwick & Shawnee Counties, GNMA/FNMA COLL, 5.650%, 12/1/2036, Call 12/1/2014 (7)	870,000	890,549

Description	Principal Amount	Value
Municipals (continued)

Kansas (continued)
Wyandotte County-Kansas City, 5.000%, 9/1/2032, Call 9/1/2022	$1,465,000	$1,688,398

		6,974,422

Kentucky — 0.4%
City of Pikeville, USDA, 4.000%, 5/1/2013	1,500,000	1,506,765
Kentucky Economic Development Finance Authority, 5.000%, 6/1/2016	855,000	951,256
Kentucky Economic Development Finance Authority, 5.000%, 2/1/2017	1,000,000	1,112,950
Kentucky State Property & Building Commission, NATL-RE FGIC, 5.000%, 3/1/2022, Call 3/1/2017	1,500,000	1,687,035

		5,258,006

Louisiana — 1.5%
Calcasieu Parish School District No. 23, 2.500%, 2/15/2020	775,000	792,910
Calcasieu Parish School District No. 30, 2.500%, 2/15/2020	475,000	485,977
Lafayette Public Trust Financing Authority, AGM, 4.000%, 10/1/2020	690,000	758,986
Lafayette Public Trust Financing Authority, AGM, 4.000%, 10/1/2021	675,000	732,584
Louisiana Housing Finance Agency, GNMA/FNMA/FHLMC, 4.750%, 6/1/2027, Call 6/1/2020	1,155,000	1,238,160
Louisiana Housing Finance Agency, GNMA/FNMA/FHLMC, 6.550%, 6/1/2040, Call 6/1/2018	1,395,000	1,499,081
Louisiana Local Government Environmental Facilities & Community Development Authority, 4.125%, 12/1/2032, Call 12/1/2021	1,000,000	1,062,930
Louisiana Local Government Environmental Facilities & Community Development Authority, AGM, 4.500%, 10/1/2029, Call 10/1/2021	500,000	526,140
Louisiana Public Facilities Authority, 2.875%, 11/1/2015	800,000	824,504
Louisiana State Citizens Property Insurance Corp., 3.000%, 6/1/2015	370,000	381,840
Louisiana State Citizens Property Insurance Corp., 3.000%, 6/1/2016	545,000	566,179
Parish of St. Bernard, 4.000%, 3/1/2020	3,470,000	3,774,007
Parish of St. Bernard, 4.000%, 3/1/2021	3,585,000	3,877,680
Port New Orleans Board of Commissioners, 5.000%, 4/1/2032, Call 4/1/2023 (7)	725,000	803,626
Regional Transit Authority, NATL-RE FGIC, 0.000%, 12/1/2021	300,000	199,356
Tangipahoa Parish Hospital Service District No. 1, 5.375%, 2/1/2016, Call 4/1/2013	1,190,000	1,205,851

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Intermediate Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Louisiana (continued)
Terrebonne Parish Consolidated Government, 5.875%, 3/1/2024, Call 3/1/2019	$ 495,000	$ 584,367

		19,314,178

Maine — 0.5%
Maine Governmental Facilities Authority, 4.000%, 10/1/2027, Call 10/1/2021	1,975,000	2,101,756
Maine Governmental Facilities Authority, 4.250%, 10/1/2029, Call 10/1/2021	2,140,000	2,293,973
Maine State Housing Authority, 4.625%, 11/15/2028, Call 11/15/2020	1,970,000	2,072,085
Town of Bucksport, 4.000%, 3/1/2014	200,000	205,708

		6,673,522

Maryland — 0.8%
City of Baltimore, NATL-RE, 0.390%, 7/1/2020 (3)	4,000,000	4,000,000
Maryland Health & Higher Educational Facilities Authority, 3.000%, 7/1/2016	450,000	471,191
Maryland Health & Higher Educational Facilities Authority, 5.750%, 7/1/2034, Call 7/1/2021	775,000	910,919
Maryland Health & Higher Educational Facilities Authority, 6.000%, 1/1/2026, Call 1/1/2022	1,000,000	1,223,160
Maryland Health & Higher Educational Facilities Authority, 6.125%, 1/1/2036, Call 1/1/2022	1,405,000	1,665,192
Maryland Health & Higher Educational Facilities Authority, 6.250%, 1/1/2031, Call 1/1/2022	1,000,000	1,219,010
Montgomery County Housing Opportunites Commission, 5.000%, 1/1/2043, Call 7/1/2022	500,000	564,565

		10,054,037

Massachusetts — 1.6%
Commonwealth of Massachusetts, NATL-RE FGIC, 0.135%, 12/1/2030, Call 3/7/2013 (3)	7,375,000	6,210,989
Commonwealth of Massachusetts, NATL-RE FGIC, 0.135%, 12/1/2030, Call 3/6/2013 (3)	2,625,000	2,210,691
Commonwealth of Massachusetts, NATL-RE FGIC, 0.165%, 12/1/2030, Call 3/4/2013 (3)	1,175,000	989,547
Massachusetts Development Finance Agency, 3.000%, 7/1/2013	1,080,000	1,087,765
Massachusetts Development Finance Agency, 5.000%, 7/1/2014	500,000	526,740
Massachusetts Development Finance Agency, 5.000%, 7/1/2015	925,000	1,005,910
Massachusetts Development Finance Agency, 5.000%, 1/1/2023, Call 1/1/2017	650,000	706,635
Massachusetts Development Finance Agency, 5.000%, 7/1/2025, Call 7/1/2021	1,425,000	1,695,835

Description	Principal Amount	Value
Municipals (continued)

Massachusetts (continued)
Massachusetts Educational Financing Authority, 4.000%, 1/1/2016	$ 550,000	$ 585,646
Massachusetts Educational Financing Authority, 4.750%, 1/1/2016	400,000	433,584
Massachusetts Educational Financing Authority, 5.000%, 1/1/2017	500,000	556,675
Massachusetts Educational Financing Authority, 5.100%, 1/1/2018 (7)	235,000	260,556
Massachusetts Educational Financing Authority, 5.250%, 1/1/2019	785,000	899,893
Massachusetts Health & Educational Facilities Authority, 5.000%, 7/1/2024, Call 7/1/2019	3,105,000	3,562,118

		20,732,584

Michigan — 3.8%
Alma Public Schools, Q-SBLF, 5.000%, 5/1/2021	890,000	1,047,468
Berrien Springs Public Schools, NATL-RE, 4.250%, 5/1/2016, Call 5/1/2015	560,000	595,610
Charter Township of Northville, 2.000%, 4/1/2016	370,000	380,371
Charter Township of Northville, 4.000%, 4/1/2021	400,000	452,348
Charter Township of Northville, 4.000%, 4/1/2022	240,000	269,885
City of Detroit Convention Facility Revenue, NATL-RE, 0.000%, 9/30/2014	445,000	427,454
City of Detroit Sewage Disposal System Revenue, NATL-RE, 6.000%, 7/1/2014	300,000	317,316
City of Detroit Sewage System Revenue, 6.500%, 7/1/2024, Call 7/1/2019	350,000	429,090
City of Detroit Sewage System Revenue, NATL-RE, 5.250%, 7/1/2022, Call 7/1/2017 (3)	1,250,000	1,374,337
City of Detroit Sewage System Revenue, NATL-RE, 5.500%, 7/1/2015 (3)	100,000	109,310
City of Detroit Water Supply System Revenue, AGM, 5.000%, 7/1/2020, Call 7/1/2016	720,000	782,532
City of Detroit Water Supply System Revenue, AGM, 5.000%, 7/1/2023, Call 7/1/2016	150,000	160,542
City of Detroit Water Supply System Revenue, NATL-RE, 5.000%, 7/1/2016 (3)	725,000	791,867
City of Warren, NATL-RE, 4.200%, 10/1/2018, Call 10/1/2015	250,000	267,230
Coloma Community School District, Q-SBLF, 3.000%, 5/1/2019	620,000	659,432
Coloma Community School District, Q-SBLF, 3.000%, 5/1/2020	865,000	911,745
Coloma Community School District, Q-SBLF, 3.000%, 5/1/2021	905,000	946,349
Detroit City School District, FGIC Q-SBLF, 5.250%, 5/1/2013	500,000	503,515

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Schedule of Investments

Intermediate Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Michigan (continued)
Deutsche Bank Spears/Lifers Trust, 0.360%, 1/1/2020, Call 6/14/2013 (3)(5)(6)	$3,695,000	$3,695,000
Ferndale Public Schools, NATL-RE FGIC Q-SBLF, 5.000%, 5/1/2019, Call 5/1/2014	125,000	130,359
Grand Rapids & Kent County Joint Building Authority, 5.125%, 12/1/2014	415,000	449,395
Hartland Consolidated Schools, AGM Q-SBLF, 5.250%, 5/1/2026, Call 5/1/2021	1,625,000	1,904,386
Hartland Consolidated Schools, AGM Q-SBLF, 5.250%, 5/1/2027, Call 5/1/2021	600,000	698,412
Hartland Consolidated Schools, AGM Q-SBLF, 5.250%, 5/1/2028, Call 5/1/2021	1,575,000	1,820,999
Howell Public Schools, Q-SBLF, 4.250%, 5/1/2024, Call 5/1/2022	1,000,000	1,138,880
Jackson County Hospital Finance Authority, AGC, 4.500%, 6/1/2026, Call 6/1/2020	415,000	444,880
Jenison Public Schools, 5.000%, 5/1/2021	500,000	594,125
Jenison Public Schools, 5.000%, 5/1/2022, Call 5/1/2021	560,000	657,726
Kent Hospital Finance Authority, 5.000%, 11/15/2029, Call 11/15/2021	1,000,000	1,107,600
Lansing Board of Water & Light, 5.000%, 7/1/2037, Call 7/1/2021	1,000,000	1,143,120
Lansing School District, Q-SBLF, 5.000%, 5/1/2019	1,000,000	1,184,360
Lansing School District, Q-SBLF, 5.000%, 5/1/2020	1,825,000	2,158,902
Michigan Finance Authority, 3.000%, 11/1/2015	2,000,000	2,084,180
Michigan Finance Authority, 5.000%, 6/1/2016	1,450,000	1,582,385
Michigan Finance Authority, 5.000%, 11/1/2020	2,000,000	2,308,680
Michigan Public Educational Facilities Authority, 5.250%, 6/1/2015	190,000	196,021
Michigan Public Educational Facilities Authority, 6.000%, 6/1/2020	480,000	519,710
Michigan Public Power Agency, NATL-RE, 5.250%, 1/1/2014	250,000	259,835
Michigan Public Power Agency, NATL-RE, 5.250%, 1/1/2017	375,000	429,146
Michigan State Building Authority, NATL-RE FGIC, 0.000%, 10/15/2021, Call 10/15/2016	1,500,000	1,085,655
Michigan State Building Authority, NATL-RE FGIC, 0.000%, 10/15/2023, Call 10/15/2016	1,600,000	1,036,208
Plymouth-Canton Community School District, Q-SBLF, 4.000%, 5/1/2019	1,000,000	1,137,630

Description	Principal Amount	Value
Municipals (continued)

Michigan (continued)
Plymouth-Canton Community School District, Q-SBLF, 5.000%, 5/1/2021	$ 450,000	$ 543,213
River Rouge School District, Q-SBLF, 5.000%, 5/1/2020	1,700,000	2,018,461
River Rouge School District, Q-SBLF, 5.000%, 5/1/2021	1,155,000	1,378,088
Rochester Community School District, NATL-RE FGIC Q-SBLF, 5.000%, 5/1/2014	225,000	236,597
State of Michigan, AGM, 5.250%, 9/15/2022, Call 9/15/2017	285,000	339,184
State of Michigan, FSA, 5.250%, 9/15/2021, Call 9/15/2017	2,000,000	2,385,140
Warren Consolidated School District, FSA, 5.000%, 5/1/2015	650,000	708,806
Wayland Union School District, AGM Q-SBLF, 5.000%, 5/1/2024, Call 5/1/2018	500,000	571,015
Wayland Union School District, AGM Q-SBLF, 5.250%, 5/1/2019, Call 5/1/2018	400,000	467,860
Wayne State University, AGM, 5.000%, 11/15/2025, Call 11/15/2018	515,000	599,254
Western Township Utilities Authority, 4.000%, 1/1/2021	1,200,000	1,343,424
Wyandotte, NATL-RE, 4.500%, 10/1/2014 (7)	600,000	617,250
Wyandotte, NATL-RE, 5.000%, 10/1/2013 (7)	600,000	610,980

		50,013,267

Minnesota — 1.8%
City of Center City, 4.750%, 11/1/2031, Call 11/1/2019	200,000	216,076
City of Minneapolis, 6.375%, 11/15/2023, Call 11/15/2018	325,000	386,126
City of Minneapolis, AGC, 6.500%, 11/15/2038, Call 11/15/2018	1,070,000	1,288,248
City of Minneapolis/St Paul Housing & Redevelopment Authority, 4.000%, 8/15/2019	445,000	482,291
City of Minneapolis/St Paul Housing & Redevelopment Authority, AGM, 5.000%, 8/15/2025, Call 8/15/2020 (3)	215,000	249,402
City of Northfield, 5.500%, 11/1/2015	900,000	986,931
City of Rochester, 4.500%, 11/15/2021 (3)	735,000	881,603
City of St. Louis Park, 4.125%, 8/1/2019, Call 8/1/2016	200,000	222,296
City of Winona, 3.750%, 7/1/2021	170,000	180,482
Dakota County Community Development Agency, GNMA/FNMA/FHLMC COLL, 3.450%, 6/1/2020	110,000	114,652
Dakota County Community Development Agency, GNMA/FNMA/FHLMC COLL, 3.650%, 6/1/2021, Call 12/1/2020	75,000	74,213

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Intermediate Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Minnesota (continued)
Eden Prairie Independent School District No. 272, School District Credit Program, 5.000%, 2/1/2021, Call 2/1/2019	$ 500,000	$ 602,935
Fairmont Independent School District No. 2752, School District Credit Program, 5.000%, 2/1/2020, Call 2/1/2019	150,000	182,592
Fairmont Independent School District No. 2752, School District Credit Program, 5.000%, 2/1/2022, Call 2/1/2019	420,000	500,942
Fridley Independent School District No. 14, AGM School District Credit Program, 5.000%, 2/1/2017	550,000	635,200
Mahtomedi Independent School District No. 832, School District Credit Program, 3.000%, 2/1/2016	250,000	267,630
Minneapolis & St. Paul Housing & Redevelopment Authority, 5.250%, 8/15/2025, Call 8/15/2020	275,000	314,424
Minneapolis & St. Paul Housing & Redevelopment Authority, 6.000%, 12/1/2021, Call 12/1/2013	1,680,000	1,741,774
Minneapolis Special School District No. 1, School District Credit Program, 3.250%, 2/1/2014	400,000	410,996
Minneapolis-St Paul Metropolitan Airports Commission, AMBAC, 5.000%, 1/1/2015	410,000	441,394
Minnesota Agricultural & Economic Development Board, AGC, 5.000%, 2/15/2017	1,400,000	1,596,210
Minnesota Higher Education Facilities Authority, 3.000%, 10/1/2014	400,000	413,400
Minnesota Higher Education Facilities Authority, 4.000%, 10/1/2016	250,000	270,567
Minnesota Higher Education Facilities Authority, 5.000%, 10/1/2017	250,000	284,017
Minnesota Higher Education Facilities Authority, 5.000%, 10/1/2018	220,000	253,381
Minnesota Higher Education Facilities Authority, 5.000%, 10/1/2019	400,000	464,992
Minnesota Housing Finance Agency, 3.900%, 7/1/2030, Call 1/1/2022	920,000	955,696
Minnesota Housing Finance Agency, 4.000%, 7/1/2040, Call 1/1/2022	1,530,000	1,653,165
Minnesota Housing Finance Agency, 5.000%, 7/1/2038, Call 7/1/2018	50,000	52,367
Minnesota Housing Finance Agency, GNMA, 2.600%, 9/1/2042, Call 7/1/2022	3,966,348	4,018,863
Minnesota Housing Finance Agency, GNMA/FNMA COLL, 5.000%, 1/1/2031, Call 7/1/2021	960,000	1,015,488
Minnesota Housing Finance Agency, GNMA/FNMA/FHLMC COLL, 4.250%, 7/1/2028, Call 1/1/2020	425,000	452,667

Description	Principal Amount	Value
Municipals (continued)

Minnesota (continued)
Northern Municipal Power Agency, AGC, 5.000%, 1/1/2019, Call 1/1/2018	$ 150,000	$ 176,550
Pillager Independent School District No. 116, School District Credit Program, 4.000%, 2/1/2024, Call 2/1/2021	125,000	141,923
Rosemount-Apple Valley-Eagan Independent School District No. 196, 3.000%, 4/1/2020	180,000	196,283
Southern Minnesota Municipal Power Agency, AMBAC, 5.250%, 1/1/2015	525,000	568,874
Southern Minnesota Municipal Power Agency, NATL-RE, 0.000%, 1/1/2026	1,165,000	765,708

		23,460,358

Mississippi — 1.2%
Mississippi Business Finance Corp., 1.700%, 12/1/2036, Call 3/1/2013 (3)	8,500,000	8,500,000
Mississippi Development Bank, 3.125%, 10/1/2023	200,000	197,246
Mississippi Development Bank, 5.000%, 10/1/2023	2,750,000	3,223,302
Mississippi Development Bank, AGM, 4.000%, 7/1/2014	750,000	777,758
Mississippi Development Bank, AGM, 5.000%, 7/1/2020, Call 7/1/2017	520,000	582,899
Mississippi Development Bank, County Guarantee, 5.375%, 12/1/2022, Call 12/1/2018	610,000	740,619
Mississippi Home Corp., GNMA/FNMA, 5.500%, 6/1/2036, Call 6/1/2015 (7)	285,000	302,106
Mississippi Home Corp., GNMA/FNMA/FHLMC, 6.750%, 6/1/2039, Call 6/1/2018	645,000	700,006
Rankin County School District, FSA, 5.000%, 10/1/2014	730,000	780,063

		15,803,999

Missouri — 2.0%
Cass County, 5.000%, 5/1/2015	880,000	929,852
City of Des Peres, AMBAC, 5.250%, 2/1/2018, Call 2/1/2015	380,000	409,127
City of Sikeston, NATL-RE, 6.000%, 6/1/2015	1,300,000	1,431,326
City of St. Louis, AGM, 5.000%, 7/1/2020, Call 7/1/2017	1,885,000	2,143,113
City of St. Louis, NATL-RE, 5.500%, 7/1/2016	280,000	319,388
County of Boone, 5.750%, 8/1/2028, Call 8/1/2018	500,000	588,590
County of St. Louis, 3.000%, 2/1/2022, Call 2/1/2019	2,380,000	2,536,556
Jackson County, AMBAC, 5.000%, 12/1/2018, Call 12/1/2016	1,000,000	1,123,280
Joplin Industrial Development Authority, 3.125%, 2/15/2016	885,000	922,621
Kansas City Industrial Development Authority, 4.000%, 9/1/2014	665,000	676,751

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Schedule of Investments

Intermediate Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Missouri (continued)
Missouri Highway & Transportation Commission, 5.250%, 5/1/2021, Call 5/1/2017	$ 500,000	$ 590,755
Missouri Housing Development Commission, 5.000%, 11/1/2027, Call 11/1/2019	835,000	910,033
Missouri Housing Development Commission, GNMA, 5.350%, 9/1/2034, Call 4/1/2013 (7)	295,000	304,570
Missouri Housing Development Commission, GNMA/FNMA/COLL, 5.000%, 9/1/2039, Call 3/1/2019	335,000	349,526
Missouri Housing Development Commission, GNMA/FNMA/FHLMC, 3.800%, 5/1/2025, Call 5/1/2021	1,015,000	1,069,039
Missouri Housing Development Commission, GNMA/FNMA/FHLMC, 3.800%, 11/1/2025, Call 5/1/2021	1,145,000	1,206,555
Missouri Housing Development Commission, GNMA/FNMA/FHLMC, 4.000%, 5/1/2027, Call 5/1/2021	975,000	1,027,699
Missouri Joint Municipal Electric Utility Commission, NATL-RE, 5.000%, 1/1/2017, Call 1/1/2016	500,000	537,095
Missouri State Environmental Improvement & Energy Resources Authority, 5.750%, 1/1/2029, Call 1/1/2019	750,000	907,035
Missouri State Health & Educational Facilities Authority, 3.000%, 2/15/2015	1,785,000	1,836,104
Missouri State Health & Educational Facilities Authority, 3.250%, 2/15/2016	1,190,000	1,240,658
Missouri State Health & Educational Facilities Authority, 3.500%, 2/15/2017	1,430,000	1,521,591
Missouri State Health & Educational Facilities Authority, 3.750%, 2/15/2018	950,000	1,019,084
Missouri State Health & Educational Facilities Authority, 5.250%, 10/1/2031, Call 10/1/2021	1,000,000	1,119,960
Missouri State Health & Educational Facilities Authority, AGM, 5.000%, 11/15/2015	750,000	819,255
Missouri State Health & Educational Facilities Authority, AMBAC, 0.800%, 12/1/2036, Call 3/4/2013 (3)	1,000,000	1,000,000

		26,539,563

Montana — 0.3%
County of Yellowstone, 5.250%, 9/1/2034, Call 9/1/2017	1,400,000	1,552,474
Montana State Board of Regents, 4.000%, 11/15/2020	245,000	282,421
Montana State Board of Regents, 4.000%, 11/15/2027, Call 11/15/2021	525,000	578,414

Description	Principal Amount	Value
Municipals (continued)

Montana (continued)
Montana State Board of Regents, 5.000%, 11/15/2022, Call 11/15/2021	$ 200,000	$ 247,480
Montana State Board of Regents, 5.000%, 11/15/2023, Call 11/15/2021	250,000	305,113
Montana State Board of Regents, 5.000%, 11/15/2024, Call 11/15/2021	375,000	454,365
Montana State Board of Regents, 5.000%, 11/15/2025, Call 11/15/2021	255,000	306,961

		3,727,228

Nebraska — 0.5%
Lancaster County Hospital Authority No. 1, 5.500%, 1/1/2030, Call 1/1/2020	1,000,000	1,122,970
Lincoln County Hospital Authority No. 1, 5.000%, 11/1/2032, Call 11/1/2021	2,000,000	2,197,180
Nebraska Public Power District, 5.000%, 1/1/2025, Call 1/1/2018	750,000	857,002
Nebraska Public Power District, 5.000%, 1/1/2026, Call 1/1/2018	750,000	853,665
Nebraska Public Power District, 5.000%, 1/1/2032, Call 1/1/2022	1,000,000	1,158,180

		6,188,997

Nevada — 1.4%
City of Henderson, NATL-RE, 5.000%, 6/1/2023, Call 6/1/2015	500,000	536,085
City of North Las Vegas, NATL-RE, 5.000%, 10/1/2014	750,000	787,867
City of Reno, AGM, 6.000%, 6/1/2028, Call 6/1/2018	200,000	224,546
Clark County School District, AMBAC, 5.000%, 6/15/2019, Call 6/15/2017	1,600,000	1,829,728
County of Clark, 5.000%, 7/1/2028, Call 7/1/2019	2,180,000	2,509,202
County of Clark, AGM, 5.000%, 7/1/2024, Call 7/1/2019	275,000	322,867
County of Clark, AGM, 5.250%, 7/1/2039, Call 1/1/2020	5,000,000	5,643,100
County of Clark, AMBAC, 5.000%, 11/1/2024, Call 11/1/2016	410,000	460,852
County of Washoe, 5.500%, 2/1/2028, Call 2/1/2019	1,000,000	1,157,190
Las Vegas Convention & Visitors Authority, AMBAC, 5.250%, 7/1/2013	300,000	304,065
Las Vegas Valley Water District, AGM, 5.000%, 6/1/2028, Call 6/1/2016	2,815,000	3,124,340
Nevada Housing Division, GNMA/FNMA/FHLMC, 4.500%, 10/1/2039, Call 4/1/2019	510,000	536,739
Reno-Sparks Indian Colony, 4.250%, 6/1/2014	515,000	517,256

		17,953,837

New Hampshire — 0.3%
New Hampshire Health & Education Facilities Authority, 5.000%, 7/1/2013	230,000	232,836

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Intermediate Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

New Hampshire (continued)
New Hampshire Housing Finance Authority, 4.500%, 1/1/2029, Call 7/1/2020	$1,335,000	$1,409,146
New Hampshire Housing Finance Authority, 4.800%, 7/1/2028, Call 1/1/2022	1,975,000	2,197,187
New Hampshire Housing Finance Authority, 6.000%, 7/1/2038, Call 1/1/2018 (7)	475,000	501,833

		4,341,002

New Jersey — 2.6%
City of Atlantic City, NATL-RE, 5.000%, 8/15/2014	350,000	370,024
New Jersey Economic Development Authority, 0.320%, 11/1/2031, Call 3/1/2013 (3)	1,000,000	1,000,000
New Jersey Economic Development Authority, 0.320%, 11/1/2040, Call 3/1/2013 (3)	5,000,000	5,000,000
New Jersey Economic Development Authority, 0.770%, 5/1/2036, Call 3/1/2013 (3)	3,395,000	3,395,000
New Jersey Economic Development Authority, 1.710%, 3/1/2028, Call 3/1/2023 (3)	6,150,000	6,153,321
New Jersey Economic Development Authority, 1.810%, 2/1/2016, Call 8/1/2015 (3)	3,000,000	3,064,470
New Jersey Economic Development Authority, 5.000%, 6/15/2019	3,000,000	3,499,500
New Jersey Economic Development Authority, 5.000%, 6/15/2020	1,500,000	1,757,865
New Jersey Educational Facilities Authority, 5.000%, 7/1/2017	500,000	570,035
New Jersey Health Care Facilities Financing Authority, 5.000%, 7/1/2013	1,015,000	1,030,529
New Jersey Health Care Facilities Financing Authority, 5.000%, 7/1/2014	2,000,000	2,103,160
New Jersey Higher Education Student Assistance Authority, 3.000%, 12/1/2013 (7)	400,000	405,960
New Jersey Housing & Mortgage Finance Agency, 4.250%, 10/1/2032, Call 10/1/2021	960,000	1,039,594
New Jersey Housing & Mortgage Finance Agency, AGM, 5.050%, 11/1/2013, Call 4/1/2013	1,450,000	1,453,132
New Jersey Transportation Trust Fund Authority, 0.000%, 12/15/2031	415,000	184,293
New Jersey Transportation Trust Fund Authority, 5.250%, 12/15/2023, Call 12/15/2018	1,145,000	1,331,440
New Jersey Transportation Trust Fund Authority, AMBAC, 0.000%, 12/15/2026	1,555,000	907,156
New Jersey Transportation Trust Fund Authority, BHAC, 0.000%, 12/15/2024	100,000	69,044

Description	Principal Amount	Value
Municipals (continued)

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, BHAC, 0.000%, 12/15/2028	$ 100,000	$ 57,041
New Jersey Transportation Trust Fund Authority, BHAC, 0.000%, 12/15/2030	150,000	78,168
New Jersey Transportation Trust Fund Authority, NATL-RE, 0.000%, 12/15/2027	230,000	126,622

		33,596,354

New Mexico — 1.7%
City of Farmington, 4.700%, 9/1/2024, Call 11/1/2020	1,750,000	1,973,772
Inc County of Los Alamos, AGM, 5.000%, 7/1/2014, Call 7/1/2013	550,000	556,688
New Mexico Finance Authority, 5.000%, 6/1/2026, Call 6/1/2018	2,395,000	2,784,259
New Mexico Finance Authority, 5.000%, 6/1/2038, Call 6/1/2018	4,875,000	5,559,742
New Mexico Finance Authority, 5.700%, 6/1/2026, Call 6/1/2018	465,000	558,098
New Mexico Finance Authority, 5.800%, 6/1/2027, Call 6/1/2018	825,000	992,459
New Mexico Finance Authority, 5.875%, 6/1/2028, Call 6/1/2018	250,000	301,958
New Mexico Finance Authority, NATL-RE, 5.250%, 6/15/2023, Call 6/15/2017	1,000,000	1,159,300
New Mexico Mortgage Finance Authority, GNMA, 2.600%, 2/1/2043, Call 1/1/2023	1,500,000	1,552,710
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC, 4.200%, 7/1/2028, Call 1/1/2017 (7)	640,000	675,706
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC, 5.650%, 9/1/2039, Call 3/1/2019	960,000	1,023,254
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC, 6.000%, 9/1/2039, Call 3/1/2019	865,000	913,025
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC COLL, 4.625%, 3/1/2028, Call 9/1/2021	1,275,000	1,413,121
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC COLL, 5.350%, 3/1/2030, Call 9/1/2020	2,900,000	3,273,346

		22,737,438

New York — 3.2%
Battery Park City Authority, AMBAC, 0.408%, 11/1/2031, Call 4/4/2013 (3)	5,425,000	5,018,255
Binghamton City School District, State Aid Withholding, 3.000%, 10/15/2017	890,000	945,572
Byron-Bergen Central School District, AGM State Aid Withholding, 3.000%, 6/15/2018	1,215,000	1,293,756

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Schedule of Investments

Intermediate Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

New York (continued)
Byron-Bergen Central School District, AGM State Aid Withholding, 3.000%, 6/15/2020	$ 935,000	$ 976,056
City of New York, 5.000%, 8/1/2032, Call 8/1/2021	5,000,000	5,766,050
City of New York, AGM, 0.300%, 8/1/2026, Call 3/4/2013 (3)	3,175,000	3,175,000
County of Monroe, MBIA, 6.000%, 3/1/2015	225,000	244,166
County of Rockland, 2.500%, 9/24/2013	1,500,000	1,508,670
Hannibal Central School District, AGM State Aid Withholding, 3.000%, 6/15/2020	1,205,000	1,257,912
Hannibal Central School District, AGM State Aid Withholding, 3.000%, 6/15/2021, Call 6/15/2020	740,000	759,987
Long Island Power Authority, BHAC, 5.000%, 12/1/2021, Call 12/1/2016	500,000	560,285
New York City Industrial Development Agency, ACA, 4.400%, 11/1/2016	675,000	743,607
New York City Municipal Water Finance Authority, 5.250%, 6/15/2044, Call 12/15/2021	7,145,000	8,287,485
New York City Transitional Finance Authority, NATL-RE FGIC, 5.000%, 7/15/2024, Call 1/15/2017	425,000	478,376
New York Liberty Development Corp., 5.000%, 10/1/2015	350,000	380,422
New York Mortgage Agency, 5.000%, 10/1/2019	500,000	587,900
New York State Dormitory Authority, 5.000%, 3/15/2028, Call 3/15/2019	625,000	734,075
New York State Dormitory Authority, 5.000%, 3/15/2034, Call 3/15/2021	3,000,000	3,452,910
New York State Energy Research & Development Authority, NATL-RE, 0.557%, 4/1/2034, Call 3/4/2013 (3)	3,000,000	2,755,578
State of New York, NATL-RE FGIC, 0.135%, 2/13/2032, Call 3/7/2013 (3)	2,825,000	2,565,162
Triborough Bridge & Tunnel Authority, NATL-RE, 5.000%, 11/15/2032, Call 4/1/2013	420,000	420,928
Upper Mohawk Valley Regional Water Finance Authority, 4.000%, 4/1/2020	295,000	329,804
Upper Mohawk Valley Regional Water Finance Authority, 4.000%, 4/1/2021	360,000	402,314

		42,644,270

Description	Principal Amount	Value
Municipals (continued)

North Carolina — 1.6%
Charlotte-Mecklenburg Hospital Authority, 5.000%, 1/15/2021, Call 1/15/2017	$ 850,000	$ 968,737
City of Greensboro, 5.250%, 4/1/2031, Call 4/1/2020	1,000,000	1,156,180
City of Thomasville, AGM, 2.250%, 5/1/2019	570,000	593,678
County of Catawba, 4.000%, 10/1/2025, Call 10/1/2021	585,000	650,889
County of Catawba, 4.000%, 10/1/2027, Call 10/1/2021	725,000	789,155
County of Catawba, 5.000%, 10/1/2022, Call 10/1/2021	500,000	611,885
County of Catawba, 5.000%, 10/1/2023, Call 10/1/2021	1,000,000	1,208,960
County of Catawba, 5.000%, 10/1/2024, Call 10/1/2021	835,000	1,004,438
County of Catawba, 5.000%, 10/1/2026, Call 10/1/2021	440,000	519,187
County of Chatham, County Guarantee, 5.000%, 12/1/2022	200,000	255,290
County of Chatham, County Guarantee, 5.000%, 12/1/2023	200,000	256,382
County of Cumberland, 5.125%, 12/1/2028, Call 12/1/2019	250,000	293,848
North Carolina Capital Facilities Finance Agency, 2.000%, 5/1/2013	170,000	170,377
North Carolina Capital Facilities Finance Agency, 2.000%, 5/1/2014	440,000	445,958
North Carolina Capital Facilities Finance Agency, 2.000%, 5/1/2015	260,000	265,418
North Carolina Eastern Municipal Power Agency, 4.200%, 1/1/2019	1,710,000	1,962,345
North Carolina Eastern Municipal Power Agency, 6.000%, 1/1/2022	300,000	387,885
North Carolina Eastern Municipal Power Agency, AGC, 6.000%, 1/1/2019	500,000	581,020
North Carolina Eastern Municipal Power Agency, AMBAC, 5.000%, 1/1/2016	500,000	558,930
North Carolina Housing Finance Agency, 4.250%, 1/1/2028, Call 7/1/2021	1,000,000	1,085,260
North Carolina Medical Care Commission, 3.000%, 10/1/2014	700,000	724,346
North Carolina Medical Care Commission, 4.000%, 6/1/2020	470,000	526,315
North Carolina Medical Care Commission, 5.000%, 6/1/2027, Call 6/1/2022	500,000	562,525
Orange County Public Facilities, 4.000%, 10/1/2019	1,000,000	1,155,220
Orange County Public Facilities, 5.000%, 10/1/2026, Call 10/1/2022	1,130,000	1,354,248
Raleigh Durham Airport Authority, 4.250%, 5/1/2030, Call 5/1/2020	1,000,000	1,090,010
Raleigh Durham Airport Authority, 5.000%, 5/1/2036, Call 5/1/2020	1,555,000	1,762,437

		20,940,923

North Dakota — 1.9%
Barnes County North Public School District Building Authority, 4.000%, 5/1/2021	635,000	679,196

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Intermediate Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

North Dakota (continued)
Barnes County North Public School District Building Authority, 4.250%, 5/1/2027, Call 5/1/2021	$1,000,000	$ 1,048,430
Barnes County North Public School District Building Authority, 4.500%, 5/1/2030, Call 5/1/2021	2,145,000	2,244,764
Barnes County North Public School District Building Authority, 4.500%, 5/1/2033, Call 5/1/2021	2,965,000	3,071,355
City of Grand Forks, 4.000%, 12/1/2019	535,000	590,057
City of Grand Forks, 5.000%, 12/1/2032, Call 12/1/2021	1,000,000	1,104,910
City of Grand Forks, 5.000%, 12/1/2035, Call 12/1/2021	1,950,000	2,151,494
City of West Fargo, 3.000%, 5/1/2021, Call 5/1/2017	555,000	568,525
City of West Fargo, 3.000%, 5/1/2023, Call 5/1/2017	185,000	185,355
County of Burleigh, 4.500%, 7/1/2032, Call 7/1/2022	2,850,000	3,007,519
North Dakota Housing Finance Agency, 4.125%, 1/1/2026, Call 1/1/2021	1,270,000	1,347,965
North Dakota State Housing Finance Agency, 5.250%, 1/1/2029, Call 7/1/2019	2,130,000	2,273,008
Williston Parks & Recreation District, 4.500%, 3/1/2020	1,455,000	1,669,671
Williston Parks & Recreation District, 4.500%, 3/1/2025, Call 3/1/2021	2,525,000	2,794,165
Williston Parks & Recreation District, 4.625%, 3/1/2026, Call 3/1/2021	2,620,000	2,902,777

		25,639,191

Ohio — 1.6%
Brookfield Local School District, AGM, 5.000%, 1/15/2030, Call 1/15/2018	400,000	439,148
Buckeye Tobacco Settlement Financing Authority, 4.500%, 6/1/2013	215,000	216,746
City of Cleveland, 5.000%, 1/1/2022, Call 1/1/2021	2,320,000	2,653,454
City of Cleveland, AGC, 5.000%, 10/1/2017	425,000	491,508
City of Cleveland, AGM, 5.000%, 1/1/2030, Call 1/1/2022	1,000,000	1,145,630
City of Cleveland, AGM, 5.000%, 1/1/2031, Call 1/1/2022	1,000,000	1,138,180
City of Hamilton, AGM, 4.250%, 10/1/2029, Call 10/1/2019	500,000	528,760
City of Hamilton, AGM, 4.375%, 10/1/2030, Call 10/1/2019	250,000	266,213
City of Middleburg Heights, 5.125%, 8/1/2031, Call 8/1/2021	1,000,000	1,084,060

Description	Principal Amount	Value
Municipals (continued)

Ohio (continued)
County of Franklin, 5.000%, 11/1/2023, Call 11/1/2019	$ 300,000	$ 342,945
County of Hamilton, AGM, 4.000%, 6/1/2014	685,000	705,755
County of Lorain, AMBAC, 0.408%, 10/1/2030 (3)	500,000	459,899
County of Lorain, AMBAC, 0.414%, 10/1/2030 (3)	2,450,000	2,211,532
County of Lucas, 5.000%, 11/15/2022, Call 11/15/2021	600,000	725,928
County of Summit, 5.250%, 12/1/2017, Call 12/1/2013	1,000,000	1,036,960
New Albany Community Authority, 4.000%, 10/1/2019	900,000	1,007,973
New Albany Community Authority, 4.000%, 10/1/2020	590,000	659,767
New Albany Community Authority, 5.000%, 10/1/2022	1,000,000	1,201,260
New Albany Community Authority, 5.000%, 10/1/2023, Call 10/1/2022	1,105,000	1,312,972
Ohio Higher Educational Facility Commission, 4.000%, 12/1/2020	1,050,000	1,164,849
Ohio Higher Educational Facility Commission, 4.000%, 12/1/2021	795,000	878,205
Ohio Higher Educational Facility Commission, 4.000%, 12/1/2022	845,000	930,125
Richland County, AGC, 6.000%, 12/1/2028, Call 12/1/2018	250,000	292,705
State of Ohio, 4.000%, 1/15/2015	500,000	528,635

		21,423,209

Oklahoma — 0.7%
Cleveland County Justice Authority, 5.750%, 3/1/2029, Call 3/1/2015	680,000	723,058
Delaware County Justice Authority, 3.750%, 9/1/2029, Call 9/1/2017	2,525,000	2,548,912
Delaware County Justice Authority, 4.000%, 9/1/2018	415,000	462,513
Delaware County Justice Authority, 4.000%, 9/1/2019	740,000	827,253
Delaware County Justice Authority, 4.000%, 9/1/2020	700,000	781,438
Delaware County Justice Authority, 4.000%, 9/1/2021	805,000	896,843
Oklahoma County Finance Authority, 4.000%, 3/1/2018	1,000,000	1,118,200
Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC, 6.500%, 9/1/2038, Call 9/1/2018	590,000	640,303
Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC COLL, 5.250%, 9/1/2029, Call 3/1/2019	105,000	112,293
Stephens County Educational Facilities Authority, 3.000%, 9/1/2016	450,000	473,018

		8,583,831

Oregon — 1.2%
Astoria Hospital Facilities Authority, 3.000%, 8/1/2014	4735,000	752,236
Astoria Hospital Facilities Authority, 3.000%, 8/1/2015	760,000	783,910
City of Tigard, 5.000%, 8/1/2029, Call 8/1/2022	690,000	826,095

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Schedule of Investments

Intermediate Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Oregon (continued)
City of Tigard, 5.000%, 8/1/2030, Call 8/1/2022	$1,015,000	$ 1,210,529
City of Tigard, 5.000%, 8/1/2031, Call 8/1/2022	1,195,000	1,419,744
City of Tigard, 5.000%, 8/1/2032, Call 8/1/2022	1,135,000	1,343,284
City of Woodburn, 0.000%, 3/1/2020	1,380,000	1,143,344
City of Woodburn, 0.000%, 3/1/2021	1,215,000	963,823
Clackamas & Washington Counties School District No. 3, NATL-RE FGIC School Bond Guarantee, 0.000%, 6/15/2023	2,000,000	1,532,080
County of Gilliam, 2.000%, 9/2/2014 (3)	1,000,000	1,018,960
Klamath Falls Intercommunity Hospital Authority, 4.000%, 9/1/2031, Call 9/1/2022	1,000,000	1,015,800
Klamath Falls Intercommunity Hospital Authority, 5.000%, 9/1/2022	255,000	293,658
Port of Portland, 5.500%, 7/1/2031, Call 7/1/2021	3,000,000	3,575,370
Salem-Keizer School District No. 24J, School Bond Guarantee, 0.000%, 6/15/2017	500,000	476,875

		16,355,708

Pennsylvania — 3.2%
Allegheny County Hospital Development Authority, 5.375%, 8/15/2029, Call 8/15/2019	170,000	196,296
Berks County Municipal Authority, 0.800%, 5/1/2037, Call 3/1/2013 (3)	2,000,000	2,000,000
Butler County General Authority, AGC, 0.380%, 12/1/2033 (3)	3,000,000	3,000,000
Central Bradford Progress Authority, 5.375%, 12/1/2041, Call 12/1/2021	500,000	565,610
Chester County Industrial Development Authority, 1.600%, 2/1/2015, Call 8/1/2014 (4)	2,000,000	2,011,100
City of Philadelphia, AGC, 5.250%, 8/1/2019, Call 8/1/2014	400,000	420,264
City of Pittsburgh, 4.000%, 9/1/2016	415,000	451,615
City of Pittsburgh, 4.000%, 9/1/2017	550,000	606,953
City of Pittsburgh, 4.000%, 9/1/2021	750,000	823,523
City of Pittsburgh, AGM, 5.250%, 9/1/2018, Call 9/1/2016	250,000	280,843
Harrisburg Authority, AGM, 5.000%, 12/1/2013 (3)	4,525,000	4,530,204
Harrisburg Authority, AGM, 5.250%, 12/1/2013 (3)	2,000,000	2,005,860
Kiski Area School District, AGM State Aid Withholding, 4.000%, 3/1/2021	1,450,000	1,596,682
Lehigh County General Purpose Authority, 4.000%, 11/1/2019	555,000	611,460
Monroeville Finance Authority, 2.400%, 2/15/2021	700,000	698,992

Description	Principal Amount	Value
Municipals (continued)

Pennsylvania (continued)
Montgomery County Industrial Development Authority, 5.000%, 11/15/2016	$1,500,000	$ 1,678,770
Pennsylvania Economic Development Financing Authority, 1.750%, 12/1/2015 (3)	1,400,000	1,440,194
Pennsylvania Economic Development Financing Authority, 5.000%, 1/1/2023, Call 1/1/2016	3,200,000	3,563,808
Pennsylvania Housing Finance Agency, 3.650%, 10/1/2037, Call 10/1/2021	1,000,000	1,002,170
Pennsylvania Turnpike Commission, 0.000%, 12/1/2034, Call 12/1/2020 (13)	255,000	254,115
Pennsylvania Turnpike Commission, 4.000%, 12/1/2023, Call 12/1/2019	200,000	213,372
Pennsylvania Turnpike Commission, 5.000%, 6/1/2021, Call 6/1/2019	715,000	819,862
Pennsylvania Turnpike Commission, 6.000%, 12/1/2036, Call 12/1/2020	975,000	1,196,773
Puttable Floating Option Tax-Exempt Receipts, FGIC State Aid Withholding, 0.560%, 6/1/2034 (3)	3,430,000	3,430,000
St. Mary Hospital Authority, 5.000%, 11/15/2017, Call 11/15/2014	1,025,000	1,089,226
St. Mary Hospital Authority, 5.250%, 11/15/2016, Call 11/15/2014	250,000	267,060
State Public School Building Authority, AGM, 3.000%, 10/15/2015	500,000	522,145
Tioga County Industrial Development Authority, 3.000%, 3/1/2014	1,455,000	1,473,609
Westmoreland County Industrial Development Authority, 0.800%, 1/1/2036, Call 3/1/2013 (3)	5,410,000	5,410,000

		42,160,506

Puerto Rico — 0.4%
Puerto Rico Highway & Transportation Authority, AGC AGM, 5.500%, 7/1/2025	1,000,000	1,134,310
Puerto Rico Highway & Transportation Authority, NATL-RE, 5.000%, 9/15/2016, Call 3/15/2014	100,000	102,490
Puerto Rico Industrial Tourist Educational Medical & Environment Control Facilities Financing Authority, 5.000%, 4/1/2016	1,255,000	1,334,944
Puerto Rico Infrastructure Financing Authority, AMBAC, 5.500%, 7/1/2014	300,000	313,224
Puerto Rico Infrastructure Financing Authority, AMBAC, 5.500%, 7/1/2015	1,915,000	2,029,938

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Intermediate Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Puerto Rico (continued)
Puerto Rico Infrastructure Financing Authority, BHAC, 5.500%, 7/1/2021	$ 275,000	$ 335,706

		5,250,612

Rhode Island — 0.4%
City of Woonsocket, AMBAC, 5.000%, 3/1/2013	100,000	100,000
City of Woonsocket, AMBAC, 5.000%, 3/1/2014	500,000	498,570
Rhode Island Housing & Mortgage Finance Corp., 4.000%, 10/1/2040, Call 10/1/2021	2,000,000	2,131,700
Rhode Island Student Loan Authority, 3.950%, 12/1/2017	250,000	267,832
Rhode Island Student Loan Authority, 4.200%, 12/1/2018, Call 12/1/2017	600,000	646,968
Rhode Island Student Loan Authority, 4.250%, 12/1/2020, Call 12/1/2017	500,000	529,665
Rhode Island Student Loan Authority, 4.500%, 12/1/2021, Call 12/1/2017	1,000,000	1,061,670

		5,236,405

South Carolina — 1.8%
City of Rock Hill, AGM, 3.000%, 1/1/2022	730,000	763,441
City of Rock Hill, AGM, 3.500%, 1/1/2025, Call 1/1/2022	895,000	953,748
City of Rock Hill, AGM, 5.250%, 1/1/2026, Call 1/1/2022	730,000	886,738
City of Rock Hill, AGM, 5.250%, 1/1/2028, Call 1/1/2022	475,000	571,567
County of Dorchester, 3.000%, 10/1/2025, Call 10/1/2022	460,000	468,450
County of Dorchester, 5.000%, 10/1/2022	480,000	599,189
County of Dorchester, 5.000%, 10/1/2026, Call 10/1/2022	400,000	481,256
County of Florence, 5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,245,540
County of Florence, 5.000%, 11/1/2030, Call 11/1/2020	500,000	547,855
County of Laurens, 3.000%, 1/1/2020	645,000	672,103
County of Laurens, 3.500%, 1/1/2021	660,000	706,127
County of Laurens, 3.500%, 1/1/2022	685,000	729,409
Laurens County Water & Sewer Commission, 5.000%, 3/1/2029, Call 3/1/2017	415,000	457,807
Laurens County Water & Sewer Commission, 5.000%, 3/1/2032, Call 3/1/2017	1,000,000	1,097,540
Orangeburg Joint Governmental Action Authority, NATL-RE, 5.000%, 4/1/2013	2,490,000	2,495,353
Orangeburg Joint Governmental Action Authority, NATL-RE, 5.000%, 10/1/2013	140,000	142,134
Orangeburg Joint Governmental Action Authority, NATL-RE, 5.000%, 10/1/2014	625,000	650,112

Description	Principal Amount	Value
Municipals (continued)

South Carolina (continued)
Piedmont Municipal Power Agency, AGM, 5.000%, 1/1/2030, Call 7/1/2021	$ 450,000	$ 516,186
Piedmont Municipal Power Agency, AGM, 5.750%, 1/1/2034, Call 7/1/2021	1,000,000	1,196,270
Scago Educational Facilities Corp. for Pickens School District, AGM, 5.000%, 12/1/2020, Call 12/1/2016	300,000	338,733
South Carolina Jobs-Economic Development Authority, 4.000%, 7/1/2021	250,000	270,198
South Carolina Jobs-Economic Development Authority, 5.000%, 7/1/2022	1,735,000	1,997,002
South Carolina State Housing Finance & Development Authority, 5.000%, 1/1/2028, Call 7/1/2019	325,000	352,846
South Carolina State Housing Finance & Development Authority, AGM, 5.500%, 7/1/2037, Call 7/1/2016 (7)	1,200,000	1,308,336
South Carolina State Public Service Authority, 5.500%, 1/1/2038, Call 1/1/2019	1,000,000	1,162,160
South Carolina State Public Service Authority, NATL-RE FGIC, 4.750%, 1/1/2023, Call 7/1/2015	1,000,000	1,083,210
South Carolina Transportation Infrastructure Bank, AMBAC, 5.250%, 10/1/2020	250,000	317,278
St. Peters Parish-Jasper County Public Facilities Corp., AGM, 5.000%, 4/1/2031, Call 4/1/2021	900,000	1,003,572
Trustees of the South Carolina Heritage Trust, XLCA, 4.000%, 8/1/2015	250,000	263,373

		24,277,533

South Dakota — 0.9%
City of Rapid City, 5.500%, 12/1/2022, Call 12/1/2019	225,000	253,665
City of Rapid City, 6.750%, 12/1/2031, Call 12/1/2019	500,000	572,855
City of Rapid City, 7.000%, 12/1/2035, Call 12/1/2019	750,000	865,417
South Dakota Health & Educational Facilities Authority, 4.500%, 9/1/2018	500,000	558,880
South Dakota Health & Educational Facilities Authority, 4.500%, 9/1/2020	900,000	1,017,639
South Dakota Health & Educational Facilities Authority, 4.500%, 9/1/2021, Call 9/1/2020	1,080,000	1,206,349
South Dakota Health & Educational Facilities Authority, 4.500%, 9/1/2022, Call 9/1/2020	1,005,000	1,107,560
South Dakota Health & Educational Facilities Authority, 5.000%, 11/1/2024, Call 11/1/2019	1,000,000	1,119,170

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Schedule of Investments

Intermediate Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

South Dakota (continued)
South Dakota Health & Educational Facilities Authority, AMBAC, 5.000%, 8/1/2022, Call 8/1/2017	$ 980,000	$ 1,081,156
South Dakota Housing Development Authority, 3.750%, 5/1/2018	500,000	541,630
South Dakota Housing Development Authority, 4.600%, 11/1/2022, Call 5/1/2014 (7)	3,455,000	3,542,999

		11,867,320

Tennessee — 0.9%
Franklin County Health & Educational Facilities Board, 3.000%, 9/1/2021	2,150,000	2,275,667
Metropolitan Nashville Airport Authority, 5.000%, 7/1/2017	435,000	493,399
Tennessee Energy Acquisition Corp., 5.250%, 9/1/2021	3,805,000	4,420,725
Tennessee Energy Acquisition Corp., 5.250%, 9/1/2022	150,000	174,860
Tennessee Housing Development Agency, 4.000%, 7/1/2025, Call 1/1/2021	980,000	1,034,047
Tennessee Housing Development Agency, 4.000%, 7/1/2026, Call 1/1/2021	1,550,000	1,619,858
Tennessee Housing Development Agency, 4.500%, 7/1/2028, Call 1/1/2020	745,000	802,141
Tennessee Housing Development Agency, 4.750%, 7/1/2027, Call 1/1/2017 (7)	240,000	248,201
Tennessee Housing Development Agency, 5.000%, 7/1/2023, Call 7/1/2017 (7)	440,000	460,482
Tennessee Housing Development Agency, 5.000%, 1/1/2027, Call 7/1/2019	840,000	907,108

		12,436,488

Texas — 7.4%
Brazos River Authority, FGIC, 4.250%, 3/1/2014 (3)	1,160,000	1,197,816
Brazos River Authority, FGIC, 4.250%, 12/1/2017, Call 6/1/2014 (3)	290,000	302,821
Capital Area Cultural Education Facilities Finance Corp., 5.000%, 4/1/2019	1,000,000	1,154,020
Capital Area Cultural Education Facilities Finance Corp., 5.250%, 4/1/2021, Call 4/1/2020	400,000	466,940
Central Texas Regional Mobility Authority, 0.000%, 1/1/2025	1,000,000	597,090
Central Texas Regional Mobility Authority, NATL-RE FGIC, 0.000%, 1/1/2019, Call 1/1/2017 (13)	200,000	202,696
City of Arlington, NATL-RE, 5.000%, 8/15/2034, Call 8/15/2015	1,290,000	1,343,225
City of Galveston, 4.250%, 5/1/2014	290,000	302,618
City of Galveston, 4.625%, 2/1/2024, Call 2/1/2021	1,255,000	1,342,787

Description	Principal Amount	Value
Municipals (continued)

Texas (continued)
City of Houston, 5.000%, 9/1/2033, Call 9/1/2013	$2,855,000	$2,898,710
City of Houston, AMBAC, 0.000%, 9/1/2019	400,000	327,408
Comal Independent School District, NATL-RE PSF, 5.000%, 2/1/2033, Call 2/1/2014	470,000	490,398
Comal Independent School District, PSF, 4.000%, 2/1/2032, Call 2/1/2021	4,000,000	4,344,120
Conroe Independent School District, PSF, 5.000%, 2/15/2034, Call 2/15/2021	500,000	587,585
Conroe Independent School District, PSF, 5.000%, 2/15/2035, Call 2/15/2021	750,000	878,438
County of Bowie, AGM, 4.000%, 8/1/2020, Call 8/1/2016	1,055,000	1,130,601
County of Bowie, AGM, 4.000%, 8/1/2021, Call 8/1/2016	1,275,000	1,358,525
County of Bowie, AGM, 4.000%, 8/1/2024, Call 8/1/2016	1,315,000	1,383,827
County of El Paso, 5.000%, 2/15/2026, Call 2/15/2017	1,000,000	1,120,900
County of Wise, 8.000%, 8/15/2034, Call 8/15/2021	4,000,000	4,815,160
Cypress-Fairbanks Independent School District, PSF, 5.000%, 2/15/2034, Call 2/15/2021	675,000	793,773
Cypress-Fairbanks Independent School District, PSF, 5.000%, 2/15/2035, Call 2/15/2021	500,000	586,015
Cypress-Fairbanks Independent School District, PSF, 5.000%, 2/15/2036, Call 2/15/2021	755,000	881,931
Dallas County Cities Municipal Utility District, 4.000%, 8/1/2027, Call 8/1/2020	340,000	371,151
Dallas County Utility & Reclamation District, AMBAC, 5.100%, 2/15/2020, Call 2/15/2017	350,000	385,357
Dallas/Fort Worth International Airport, 5.000%, 11/1/2032, Call 11/1/2020 (7)	5,000,000	5,506,700
Dallas/Fort Worth International Airport, 5.000%, 11/1/2035, Call 11/1/2020 (7)	6,000,000	6,595,320
Dallas/Fort Worth International Airport, NATL-RE, 5.500%, 11/1/2020, Call 11/1/2013 (7)	200,000	206,198
Denton Independent School District, PSF, 0.500%, 8/15/2022, Call 8/15/2016 (3)	2,900,000	2,900,000
Forney Independent School District, PSF, 6.000%, 8/15/2037, Call 8/15/2018	1,840,000	2,232,674
Georgetown Independent School District, PSF, 5.000%, 8/15/2025, Call 8/15/2020	645,000	771,317
Harris County Cultural Education Facilities Finance Corp., 5.250%, 10/1/2029, Call 10/1/2019	1,550,000	1,818,103
Harris County Health Facilities Development Corp., 0.500%, 7/1/2027 (3)	2,340,000	2,340,000

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Intermediate Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Texas (continued)
Harris County Hospital District, NATL-RE, 5.250%, 2/15/2027, Call 2/15/2017	$5,615,000	$6,105,583
Harris County Municipal Utility District No. 374, AGM, 5.000%, 9/1/2036, Call 9/1/2019	550,000	600,518
La Vernia Higher Education Finance Corp., 4.375%, 8/15/2015	200,000	212,670
La Vernia Higher Education Finance Corp., 4.750%, 8/15/2016	180,000	194,409
La Vernia Higher Education Finance Corp., 5.000%, 8/15/2017	150,000	166,821
La Vernia Higher Education Finance Corp., 5.000%, 8/15/2018	150,000	170,868
Little Elm Independent School District, PSF, 5.000%, 8/15/2020, Call 8/15/2016	1,145,000	1,297,594
Lower Colorado River Authority, 5.000%, 5/15/2021, Call 5/15/2020	6,840,000	8,178,109
Lower Colorado River Authority, BHAC, 5.250%, 5/15/2028, Call 5/15/2018	550,000	636,581
Nacogdoches County Hospital District, AGM, 2.000%, 5/15/2017	485,000	493,230
Nacogdoches County Hospital District, AGM, 3.000%, 5/15/2018	495,000	524,829
Nacogdoches County Hospital District, AGM, 3.000%, 5/15/2019	510,000	538,346
North Texas Tollway Authority, 0.000%, 9/1/2037, Call 9/1/2031	500,000	145,700
North Texas Tollway Authority, 1.950%, 1/1/2019 (3)	2,000,000	2,008,760
North Texas Tollway Authority, 5.750%, 1/1/2038, Call 1/1/2018	575,000	634,605
North Texas Tollway Authority, 6.125%, 1/1/2031, Call 1/1/2016	400,000	427,736
North Texas Tollway Authority, AGC, 5.750%, 1/1/2038, Call 1/1/2019	1,725,000	1,932,569
Red River Authority, NATL-RE, 4.450%, 6/1/2020	150,000	168,831
Rib Floater Trust Various States, 0.370%, 3/1/2043, Call 3/1/2022 (3)(5)(6)	5,000,000	5,000,000
Sabine River Authority, MBIA, 4.950%, 3/1/2018	345,000	388,032
San Antonio Facilities Corp., 5.000%, 8/15/2036, Call 8/15/2021	500,000	556,735
Texas Municipal Gas Acquisition & Supply Corp. III, 5.000%, 12/15/2021	2,000,000	2,316,620
Texas Public Finance Authority, 5.000%, 7/1/2019, Call 7/1/2014	1,600,000	1,697,392
Texas State Turnpike Authority, AMBAC, 0.000%, 8/15/2019	5,000,000	4,195,700
Texas State Turnpike Authority, AMBAC, 0.000%, 8/15/2031, Call 4/1/2013	1,000,000	337,790
Texas Transportation Commission, 0.520%, 4/1/2026, Call 3/1/2013 (3)	6,000,000	6,000,000
University of Houston, AMBAC, 5.000%, 2/15/2022, Call 2/15/2015	500,000	537,610

Description	Principal Amount	Value
Municipals (continued)

Texas (continued)
Upper Trinity Regional Water District, AGM, 4.000%, 8/1/2020	$ 200,000	$ 223,316
Upper Trinity Regional Water District, AGM, 4.000%, 8/1/2021	170,000	188,676

		97,513,854

Utah — 0.8%
Central Utah Water Conservancy District, 5.000%, 10/1/2026, Call 10/1/2019	850,000	1,009,758
Central Utah Water Conservancy District, 5.000%, 10/1/2028, Call 10/1/2019	1,000,000	1,176,470
City of Draper, 5.000%, 5/1/2032, Call 5/1/2022	325,000	382,957
City of Eagle Mountain City, AGM, 2.000%, 6/1/2014	565,000	571,938
City of Eagle Mountain City, AGM, 2.250%, 6/1/2013	605,000	607,825
Utah Housing Corp., GNMA, 3.450%, 7/1/2021	720,000	755,604
Utah Infrastructure Agency, AGM, 5.400%, 10/15/2036, Call 10/15/2021	1,000,000	1,129,060
Utah Infrastructure Agency, AGM, 5.500%, 10/15/2030, Call 10/15/2021	1,300,000	1,526,655
Utah State Board of Regents, 5.000%, 8/1/2031, Call 8/1/2020	2,485,000	2,770,850

		9,931,117

Vermont — 0.2%
Vermont Economic Development Authority, 0.800%, 5/1/2029, Call 3/1/2013 (3)	2,900,000	2,900,000

Virginia — 0.6%
County of Pittsylvania, 3.000%, 7/15/2017, Call 1/15/2014	1,825,000	1,858,744
Greater Richmond Convention Center Authority, NATL-RE, 5.000%, 6/15/2021, Call 6/15/2015	550,000	596,684
Louisa Industrial Development Authority, 5.375%, 12/2/2013 (3)	400,000	414,536
Roanoke Economic Development Authority, AGM, 5.000%, 7/1/2017 (3)	1,000,000	1,135,150
Virginia College Building Authority, 5.000%, 3/1/2023, Call 3/1/2020	745,000	873,133
Virginia College Building Authority, 5.000%, 3/1/2024, Call 3/1/2020	1,755,000	2,050,665
Virginia Resources Authority, 0.000%, 11/1/2029, Call 11/1/2016	1,000,000	482,540
Virginia Small Business Financing Authority, 4.250%, 11/1/2021, Call 5/1/2020	1,000,000	1,127,250

		8,538,702

Washington — 0.9%
Grays Harbor County Public Utility District No. 1, AGM, 5.250%, 7/1/2019, Call 7/1/2015	425,000	463,067
King County Housing Authority, 5.200%, 5/1/2028, Call 11/1/2018	460,000	508,157
King County Housing Authority, 5.500%, 12/1/2028, Call 12/1/2018	500,000	546,120
King County Public Hospital District No. 4, 7.250%, 12/1/2038, Call 12/1/2014	100,000	104,831

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Schedule of Investments

Intermediate Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Washington (continued)
Port of Bellingham, 5.250%, 12/1/2022, Call 12/1/2020	$1,060,000	$ 1,226,749
State of Washington, 4.000%, 7/1/2018	1,495,000	1,701,893
State of Washington, 4.100%, 7/1/2022, Call 1/1/2019	440,000	485,188
Washington Health Care Facilities Authority, 0.000%, 12/1/2017 (5)(6)	1,000,000	871,240
Washington Health Care Facilities Authority, 5.000%, 2/1/2023, Call 2/1/2021	1,000,000	1,174,390
Washington Health Care Facilities Authority, FHA, 6.250%, 8/1/2028, Call 8/1/2018	400,000	472,288
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL, 2.300%, 6/1/2019 (4)(7)	300,000	300,516
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL, 2.550%, 6/1/2020 (4)(7)	400,000	400,780
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL, 2.900%, 6/1/2021 (4)(7)	650,000	651,404
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL, 3.050%, 6/1/2022 (4)(7)	750,000	751,777
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL, 3.050%, 12/1/2022 (4)(7)	200,000	200,498
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL, 3.150%, 6/1/2023, Call 12/1/2022 (4)(7)	330,000	330,815
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL, 3.150%, 12/1/2023, Call 12/1/2022 (4)(7)	150,000	150,371
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL, 3.300%, 6/1/2024, Call 12/1/2022 (4)(7)	350,000	350,858
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL, 3.300%, 12/1/2024, Call 12/1/2022 (4)(7)	250,000	250,613
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL, 3.450%, 6/1/2025, Call 12/1/2022 (4)(7)	845,000	847,053

		11,788,608

West Virginia — 0.5%
City of Princeton, 4.000%, 5/1/2016	715,000	758,508
City of Princeton, 5.000%, 5/1/2017	875,000	972,501
West Virginia Economic Development Authority, 5.375%, 12/1/2038, Call 12/1/2020 (3)	1,340,000	1,503,172
West Virginia Hospital Finance Authority, AMBAC, 5.000%, 6/1/2019, Call 6/1/2016	1,565,000	1,729,653

Description	Principal Amount	Value
Municipals (continued)

West Virginia (continued)
West Virginia Housing Development Fund, 3.400%, 11/1/2021, Call 11/1/2020	$ 400,000	$ 422,076
West Virginia State Hospital Finance Authority, AMBAC, 5.000%, 6/1/2018, Call 6/1/2016	600,000	666,540

		6,052,450

Wisconsin — 2.8%
Central Brown County Water Authority, AMBAC, 5.000%, 12/1/2023, Call 12/1/2015	515,000	567,273
City of Glendale, XLCA, 4.125%, 4/1/2016, Call 4/1/2013	245,000	245,605
County of La Crosse, XLCA, 4.500%, 10/1/2015 (7)	235,000	250,510
County of Milwaukee, 5.000%, 12/1/2020, Call 12/1/2019	100,000	118,269
Kimberly Area School District, 2.375%, 3/1/2019	230,000	236,684
Ladysmith-Hawkins School District, NATL-RE FGIC, 5.500%, 4/1/2020, Call 4/1/2016	1,105,000	1,257,589
Monroe Redevelopment Authority, 5.500%, 2/15/2029, Call 2/15/2019	500,000	550,140
Northern Ozaukee School District, AGM, 3.350%, 3/1/2015, Call 4/1/2013	405,000	405,660
State of Wisconsin, 5.750%, 5/1/2029, Call 5/1/2019	760,000	913,049
State of Wisconsin, 6.000%, 5/1/2033, Call 5/1/2019	1,415,000	1,721,107
State of Wisconsin, 6.000%, 5/1/2036, Call 5/1/2019	635,000	773,182
Wisconsin Center District, AGM, 5.250%, 12/15/2027	920,000	1,106,788
Wisconsin Health & Educational Facilities Authority, 0.190%, 8/15/2034, Call 8/15/2013 (3)	5,705,000	5,705,000
Wisconsin Health & Educational Facilities Authority, 3.750%, 10/1/2017	255,000	279,432
Wisconsin Health & Educational Facilities Authority, 4.200%, 8/15/2018	1,000,000	1,137,280
Wisconsin Health & Educational Facilities Authority, 4.750%, 10/15/2029, Call 10/15/2021	605,000	659,377
Wisconsin Health & Educational Facilities Authority, 5.000%, 4/15/2016	1,000,000	1,106,630
Wisconsin Health & Educational Facilities Authority, 5.000%, 8/15/2018	1,000,000	1,108,230
Wisconsin Health & Educational Facilities Authority, 5.000%, 6/1/2019	1,220,000	1,405,794
Wisconsin Health & Educational Facilities Authority, 5.000%, 6/1/2019	2,860,000	3,295,549
Wisconsin Health & Educational Facilities Authority, 5.000%, 7/1/2019	990,000	1,095,405

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Intermediate Tax-Free Fund (continued)

Description	Shares or Principal Amount	Value
Municipals (continued)

Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, 5.000%, 8/15/2019	$ 250,000	$ 294,638
Wisconsin Health & Educational Facilities Authority, 5.000%, 8/15/2019	955,000	1,063,784
Wisconsin Health & Educational Facilities Authority, 5.000%, 8/15/2020	1,060,000	1,183,246
Wisconsin Health & Educational Facilities Authority, 5.000%, 8/15/2021	1,160,000	1,294,316
Wisconsin Health & Educational Facilities Authority, 5.250%, 8/15/2018, Call 8/15/2016	500,000	566,855
Wisconsin Health & Educational Facilities Authority, 5.250%, 12/1/2020, Call 12/1/2018	1,295,000	1,456,228
Wisconsin Health & Educational Facilities Authority, 5.250%, 4/1/2023, Call 4/1/2018	365,000	401,741
Wisconsin Health & Educational Facilities Authority, 5.375%, 8/15/2024, Call 2/15/2020	1,625,000	1,930,224
Wisconsin Health & Educational Facilities Authority, AGM, 5.000%, 7/15/2027, Call 7/15/2021	3,770,000	4,240,684

		36,370,269

Wyoming — 0.2%
County of Laramie, 5.000%, 5/1/2027, Call 5/1/2021	1,000,000	1,125,980
Wyoming Community Development Authority, 3.250%, 6/1/2020	550,000	561,391
Wyoming Municipal Power Agency, Inc., 5.500%, 1/1/2028, Call 1/1/2018	500,000	568,700

		2,256,071

Total Municipals (identified cost $1,203,730,227)		1,261,785,505

Short-Term Investments — 4.2%

Mutual Funds — 3.9%
BMO Tax-Free Money Market Fund, Class I, 0.111% (10)	50,967,471	50,967,471

Short-Term Municipals — 0.3%

California — 0.3%
City of Monrovia, 3.125%, 6/28/2013	$ 3,655,000	3,679,635

Ohio — 0.0%
Village of Lockland, 2.000%, 3/12/2013	635,000	635,146

Total Short-Term Municipals		4,314,781

Total Short-Term Investments (identified cost $55,276,885)		55,282,252

Total Investments — 99.9% (identified cost $1,259,007,112)		1,317,067,757
Other Assets and Liabilities — 0.1%		1,325,127

Total Net Assets — 100.0%		$1,318,392,884

Portfolio Credit Ratings*
Sector	Fund
AAA	7.7%
AA	38.6
A	32.3
BBB	12.6
NR	4.8
Other Assets & Liabilities, Net	4.0

Total	100.0%

Municipal Issuance/Industry Type*
Issuance/Industry	Fund
General Obligation
School District	10.5%
State or Local	8.6

Total General Obligation	19.1
Revenue Bonds
Appropriation	16.0
Education	8.3
General Revenue	4.1
Healthcare	18.7
Housing	6.4
Industrial Revenue	1.6
Power	3.6
Special Tax	2.3
Student Loan	0.4
Tobacco	0.1
Transportation	7.5
Water & Sewer	7.9

Total Revenue Bonds	76.9
Other Assets & Liabilities, Net	4.0

Total	100.0%

Government Income Fund

Description	Principal Amount	Value
Asset-Backed Securities — 2.9%

Automobiles — 1.2%
CarNow Auto Receivables Trust, Class A, (Series 2012-1A), 2.090%, 1/15/2015 (5)(6)	$ 465,188	$ 465,449
CPS Auto Receivables Trust, Class A, (Series 2012-A), 2.780%, 6/17/2019 (5)(6)	924,589	943,826
CPS Auto Receivables Trust, Class A, (Series 2012-D), 1.480%, 3/16/2020 (5)(6)	932,492	936,342

		2,345,617

Federal Home Loan Mortgage Corporation — 0.2%
0.462%, 8/25/2031, (Series T-32) (3)	463,132	453,369

Other Financial — 1.5%
Countrywide Asset-Backed Certificates, Class A1, (Series 2007-QH2), 0.442%, 4/25/2037 (3)(5)(6)	1,996,604	1,051,991
SLM Student Loan Trust, Class A5, (Series 2004-5A), 0.901%, 10/25/2023 (3)(5)(6)	2,000,000	2,010,276

		3,062,267

Total Asset-Backed Securities (identified cost $6,810,227)		5,861,253

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Schedule of Investments

Government Income Fund (continued)

Description	Principal Amount	Value
Collateralized Mortgage Obligations — 13.3%

Federal Home Loan Mortgage Corporation — 4.3%
0.501%, 1/15/2036, (Series 3102) (3)	$3,033,340	$3,047,694
0.551%, 6/15/2025, (Series 2993) (3)	2,593,391	2,604,841
0.601%, 10/15/2027, (Series 3780) (3)	2,758,179	2,766,354
5.000%, 5/15/2033, (Series 2791)	281,098	292,616

		8,711,505

Federal National Mortgage Association — 1.7%
0.452%, 7/25/2035, (Series 2005-66) (3)	2,727,095	2,726,763
0.602%, 4/25/2034, (Series 2004-25) (3)	687,925	693,095
4.000%, 10/25/2032, (Series 2003-28)	63,445	65,722

		3,485,580

Private Sponsor — 7.3%
American Home Mortgage Investment Trust, Class 4A1, (Series 2005-2), 1.961%, 9/25/2045 (3)	901,431	870,184
Banc of America Funding Corp., Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	1,016,258	1,063,533
Chase Mortgage Finance Corp., Class 7A1, (Series 2007-A2), 5.417%, 7/25/2037 (3)	1,433,387	1,384,363
Chase Mortgage Finance Corp., Class A1, (Series 2005-S2), 5.500%, 10/25/2035	701,034	728,719
Chase Mortgage Finance Corp., Class A3, (Series 2006-S4), 6.000%, 12/25/2036	183,562	185,279
Chaseflex Trust, Class 4A3, (Series 2005-2), 6.000%, 5/25/2020	508,169	510,201
GSR Mortgage Loan Trust, Class 2A4, (Series 2007-1F), 5.500%, 1/25/2037	576,881	593,171
Holmes Master Issuer PLC, Class A2, (Series 2010-1A), 1.704%, 10/15/2054 (3)(5)(6)	1,840,170	1,857,160
Lehman Mortgage Trust, Class 5A1, (Series 2006-2), 5.500%, 4/25/2036	631,708	655,245
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 2.764%, 11/25/2034 (3)	2,014,151	2,020,462
Springleaf Mortgage Loan Trust, Class A, (Series 2012-2A), 2.220%, 10/25/2057 (3)(5)(6)	1,313,228	1,328,724
Structured Asset Securities Corp., Class 2A2, (Series 2003-21), 5.250%, 8/25/2033	1,309,906	1,343,600
Wells Fargo Mortgage Backed Securities Trust, Class 1A1, (Series 2006-AR18), 5.533%, 11/25/2036 (3)	389,389	384,868

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Private Sponsor (continued)
Wells Fargo Mortgage Backed Securities Trust, Class A1, (Series 2006-AR19), 5.398%, 12/25/2036 (3)	$ 885,490	$ 885,125
Wells Fargo Mortgage Backed Securities Trust, Class A1, (Series 2007-15), 6.000%, 11/25/2037	1,158,818	1,166,910

		14,977,544

Total Collateralized Mortgage Obligations (identified cost $26,517,719)		27,174,629

Commercial Mortgage Securities — 7.8%

Private Sponsor — 7.8%
Banc of America Commercial Mortgage Trust, Class A3, (Series 2006-6), 5.369%, 10/10/2045	1,000,000	1,086,230
Bear Stearns Commercial Mortgage Securities, Class A2, (Series 2006-PW13), 5.426%, 9/11/2041	480,932	482,967
Commercial Mortgage Pass-Through Certificates, Class AM, (Series 2012-CR4), 3.251%, 10/15/2045	1,500,000	1,540,015
Credit Suisse First Boston Mortgage Securities Corp., Class AAB, (Series 2005-C4), 5.065%, 8/15/2038 (3)	36	36
CW Capital Cobalt, Ltd., Class A3, (Series 2007-C3), 5.793%, 5/15/2046 (3)	2,000,000	2,133,578
GS Mortgage Securities Corp. II, Class A1, (Series 2007-EOP), 1.103%, 3/6/2020 (3)(5)(6)	2,109,220	2,112,401
GS Mortgage Securities Corp. II, Class AAB, (Series 2007-GG10), 5.791%, 8/10/2045 (3)	318,075	334,981
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1, (Series 2007-FL1A), 0.576%, 7/15/2019 (3)(5)(6)	214,920	210,197
JP Morgan Chase Commercial Mortgage Securities Corp., Class A3, (Series 2007-CB20), 5.819%, 2/12/2051	3,000,000	3,112,242
Morgan Stanley Bank of America Merrill Lynch Trust, Class A4, (Series 2013-C7), 2.918%, 2/15/2046	1,000,000	1,019,649
Wachovia Bank Commercial Mortgage Trust, Class APB, (Series 2005-C16), 4.692%, 10/15/2041	218,110	221,935
Wachovia Bank Commercial Mortgage Trust, Class APB, (Series 2005-C18), 4.807%, 4/15/2042	1,247,840	1,292,593
Wachovia Bank Commercial Mortgage Trust Series, Class A5, (Series 2007-C30), 5.342%, 12/15/2043	2,000,000	2,274,692

Total Commercial Mortgage Securities (identified cost $15,872,745)		15,821,516

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Government Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes — 1.5%

Banks — 1.5%
Bank of America Corp., 4.900%, 5/1/2013 (1)	$ 3,000,000	$ 3,020,565

Total Corporate Bonds & Notes (identified cost $3,014,139)		3,020,565

U.S. Government & U.S. Government Agency Obligations — 1.0%

Financing Corporation — 1.0%
0.000%, 12/27/2018	2,210,000	2,050,794

Total U.S. Government & U.S. Government Agency Obligations (identified cost $2,054,015)		2,050,794

U.S. Government Agency-Mortgage Securities — 79.5%

Federal Home Loan Mortgage Corporation — 18.2%
3.000%, 11/1/2042	2,986,838	3,085,777
3.000%, 12/1/2042	1,989,664	2,053,707
3.500%, 12/1/2042 (4)	1,994,044	2,106,297
4.000%, 4/1/2026	2,928,018	3,113,994
4.000%, 10/1/2031 (1)	3,963,763	4,250,426
4.000%, 12/1/2040	845,847	912,439
4.500%, 9/1/2031	1,173,895	1,282,152
4.500%, 3/1/2039	1,743,565	1,896,564
4.500%, 5/1/2039 (1)	3,627,635	3,932,519
4.500%, 2/1/2040	830,173	890,959
4.500%, 7/1/2040	81,969	90,020
4.500%, 11/1/2040	1,980,169	2,157,952
4.500%, 2/1/2041 (1)	2,876,632	3,126,813
5.000%, 12/1/2022	593,964	635,820
5.000%, 12/1/2035	294,541	318,005
5.000%, 2/1/2038	154,744	166,491
5.000%, 3/1/2038	1,307,425	1,406,679
5.000%, 11/1/2038	106,581	114,672
5.000%, 1/1/2040	712,676	787,491
5.500%, 11/1/2018	727,285	779,445
5.500%, 10/1/2021	621,374	668,268
5.500%, 7/1/2035	133,570	146,110
6.000%, 8/1/2036	176,582	193,546
6.000%, 12/1/2036	203,833	223,415
6.000%, 6/1/2037	1,037,421	1,135,466
6.000%, 11/1/2037	781,497	855,356
6.000%, 12/1/2037	197,924	216,630
6.500%, 9/1/2016	32,106	34,294
7.500%, 9/1/2013	2,400	2,419
7.500%, 4/1/2024	107,241	126,904
7.500%, 4/1/2027	46,786	56,308
8.000%, 8/1/2030	62,136	76,988
8.500%, 9/1/2024	56,153	68,405
9.000%, 6/1/2019	48,629	54,261
9.500%, 2/1/2025	34,466	40,322

		37,006,914

Federal National Mortgage Association — 58.9%
2.500%, 11/1/2027 (1)	2,182,383	2,270,018
2.500%, 5/15/2028 (4)	8,500,000	8,796,174
3.000%, 12/1/2027	1,957,676	2,064,737
3.000%, 4/15/2028 (4)	5,000,000	5,255,470
3.000%, 8/1/2032	397,920	416,449
3.000%, 9/1/2032 (1)	2,942,570	3,089,561
3.000%, 12/1/2042 (1)	2,482,793	2,574,346
3.000%, 5/15/2043 (4)	10,000,000	10,301,560
3.003%, 8/1/2041 (3)	1,155,838	1,210,321
3.021%, 3/1/2041 (3)	1,240,932	1,301,454
3.111%, 5/1/2041 (3)	1,195,124	1,248,833

Description	Principal Amount	Value
U.S. Government Agency-Mortgage Securities (continued)

Federal National Mortgage Association (continued)
3.242%, 7/1/2041 (3)	$ 2,756,280	$ 2,902,239
3.500%, 7/1/2032	921,304	977,899
3.500%, 4/1/2042	1,025,641	1,089,126
3.500%, 5/1/2042	1,973,339	2,091,168
3.500%, 10/1/2042	2,929,030	3,103,922
3.500%, 10/1/2042 (1)	2,484,449	2,632,795
3.500%, 11/1/2042	979,297	1,037,771
3.500%, 12/1/2042	1,996,857	2,116,089
3.500%, 4/15/2043 (4)	10,000,000	10,553,130
4.000%, 11/1/2031	2,041,426	2,191,526
4.000%, 11/1/2040	945,349	1,008,949
4.000%, 1/1/2041	2,070,187	2,241,161
4.000%, 1/1/2041	1,469,539	1,568,406
4.000%, 2/1/2041 (1)	3,343,496	3,568,436
4.000%, 3/1/2041	511,290	553,997
4.000%, 8/1/2041	773,546	800,689
4.000%, 9/1/2041	623,089	644,953
4.000%, 11/1/2041	1,768,145	1,887,652
4.000%, 4/15/2043 (4)	6,000,000	6,389,064
4.500%, 6/1/2039	2,813,780	3,110,200
4.500%, 7/1/2041	627,816	654,323
4.500%, 8/1/2041 (1)	3,530,986	3,816,893
4.500%, 8/1/2041	632,887	659,608
4.500%, 8/1/2041	848,157	883,967
4.500%, 8/1/2041	850,069	885,959
5.000%, 5/1/2018	651,352	700,166
5.000%, 3/1/2035	1,300,430	1,416,423
5.000%, 7/1/2035	1,160,045	1,257,716
5.000%, 5/1/2042	2,726,506	2,975,665
5.500%, 1/1/2023	521,466	568,387
5.500%, 10/1/2024	783,731	862,087
5.500%, 2/1/2036	693,975	764,984
5.500%, 7/1/2036	1,354,185	1,492,747
5.500%, 12/1/2036	3,053,055	3,331,100
5.500%, 8/1/2037 (1)	2,482,271	2,720,745
6.000%, 9/1/2013	11,890	11,889
6.000%, 10/1/2016	111,309	118,089
6.000%, 9/1/2021	832,589	914,776
6.000%, 5/1/2039	2,808,278	3,108,876
6.500%, 9/1/2016	77,382	82,624
6.500%, 9/1/2016	167,480	178,825
6.500%, 8/1/2030	1,042,507	1,225,484
6.500%, 12/1/2031	64,911	73,252
6.500%, 11/1/2037	433,871	478,740
7.000%, 3/1/2029	131,929	157,496
7.000%, 7/1/2029	342,647	409,051
7.000%, 2/1/2030	288,020	343,836
7.500%, 10/1/2030	58,743	71,668
8.000%, 10/1/2028	530,808	651,846
8.000%, 4/1/2030	94,008	116,236

		119,931,553

Government National Mortgage Association — 2.4%
5.000%, 4/15/2034	794,516	873,888
5.500%, 9/15/2033	1,574,210	1,739,036
6.000%, 12/20/2033	1,865,841	2,133,015
7.000%, 8/15/2031	88,022	104,808
9.500%, 10/15/2024	33,201	35,871

		4,886,618

Total U.S. Government Agency-Mortgage Securities
(identified cost $158,800,406)		161,825,085

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Schedule of Investments

Government Income Fund (continued)

Description	Shares or Principal Amount	Value
Short-Term Investments — 30.0%

Collateral Pool Investments for Securities on Loan — 15.6%

Collateral pool allocation (12)		$ 31,899,251

Mutual Funds — 2.1%
BMO Government Money Market Fund, Class I, 0.012% (10)	4,253,863	4,253,863

Repurchase Agreement — 12.3%
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.160%, dated 2/28/2013, to be repurchased at $25,000,111 on 3/1/2013, collateralized by a U.S. Government Agency Obligation with a maturity of 7/1/2042, with a market value of $25,500,001	$25,000,000	25,000,000

Total Short-Term Investments (identified cost $61,153,114)		61,153,114

Total Investments — 136.0% (identified cost $274,222,365)		276,906,956
Other Assets and Liabilities — (36.0)%		(73,341,709)

Total Net Assets — 100.0%		$203,565,247

Portfolio Sector Allocations*
Sector	Fund
Asset-Backed Securities	2.9%
Collateralized Mortgage Obligations	13.3
Commercial Mortgage Securities	7.8
Corporate Bonds & Notes	1.5
U.S. Government & U.S. Government Agency Obligations	1.0
U.S. Government Agency-Mortgage Securities	79.5
Other Assets & Liabilities, Net	(6.0)

Total	100.0%

TCH Corporate Income Fund

Description	Principal Amount	Value
Asset-Backed Securities — 4.1%

Automobiles — 4.1%
Ford Credit Auto Owner Trust, Class A4, (Series 2009-B), 4.500%, 7/15/2014	$ 559,261	$ 563,235
Ford Credit Auto Owner Trust, Class A4, (Series 2009-C), 4.430%, 11/15/2014	2,761,208	2,792,628
Ford Credit Auto Owner Trust, Class A4, (Series 2009-D), 2.980%, 8/15/2014	953,274	959,356
Ford Credit Auto Owner Trust, Class A4, (Series 2009-E), 2.420%, 11/15/2014	1,390,200	1,401,215

Description	Principal Amount	Value
Asset-Backed Securities (continued)

Automobiles (continued)
Hyundai Auto Receivables Trust, Class A4, (Series 2009-A), 3.150%, 3/15/2016	$ 342,909	$ 347,390

Total Asset-Backed Securities (identified cost $6,079,683)		6,063,824

Corporate Bonds & Notes — 86.5%

Agriculture — 1.7%
Altria Group, Inc., 10.200%, 2/6/2039	300,000	510,083
Bunge, Ltd. Finance Corp., 8.500%, 6/15/2019	250,000	325,179
Lorillard Tobacco Co., 8.125%, 5/1/2040	1,000,000	1,344,399
Reynolds American, Inc., 7.750%, 6/1/2018	250,000	317,907

		2,497,568

Auto Manufacturers — 1.5%
Daimler Finance North America LLC, 1.085%, 4/10/2014 (3)(5)(6)	2,000,000	2,008,964
Jaguar Land Rover Automotive PLC, 5.625%, 2/1/2023 (1)(5)(6)	200,000	205,500

		2,214,464

Banks — 9.2%
Bancolombia SA, 5.125%, 9/11/2022	500,000	510,000
Discover Bank, 7.000%, 4/15/2020	1,000,000	1,243,311
Goldman Sachs Group, Inc., 5.750%, 1/24/2022 (1)	1,000,000	1,175,281
Goldman Sachs Group, Inc., 6.750%, 10/1/2037	1,000,000	1,137,423
Goldman Sachs Group, Inc., 7.500%, 2/15/2019	300,000	379,776
Intesa Sanpaolo SpA, 3.875%, 1/16/2018	1,500,000	1,475,651
JPMorgan Chase & Co., 1.102%, 1/24/2014 (3)	1,000,000	1,006,853
JPMorgan Chase & Co., 1.359%, 3/20/2015 (3)	1,500,000	1,521,637
JPMorgan Chase & Co., 4.625%, 5/10/2021	300,000	339,466
Morgan Stanley, 5.500%, 1/26/2020	1,000,000	1,139,677
Morgan Stanley, 5.500%, 7/28/2021 (1)	1,000,000	1,149,649
Wells Fargo & Co., 0.501%, 10/28/2015 (3)	1,500,000	1,494,332
Wells Fargo & Co., 1.230%, 6/26/2015 (3)	1,000,000	1,014,432

		13,587,488

Beverages — 1.4%
PepsiCo, Inc., 0.372%, 5/10/2013 (3)	1,000,000	1,000,563
PepsiCo, Inc., 0.497%, 2/26/2016 (3)	1,000,000	1,001,040

		2,001,603

Chemicals — 2.1%
Braskem America Finance Co., 7.125%, 7/22/2041 (5)(6)	1,000,000	1,050,000

(See Notes which are an integral part of the Financial Statements)

BMO Funds

TCH Corporate Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Chemicals (continued)
Dow Chemical Co., 8.550%, 5/15/2019	$ 250,000	$ 337,874
Mexichem SAB de C.V., 6.750%, 9/19/2042 (1)(5)(6)	1,500,000	1,667,250

		3,055,124

Commercial Services — 1.2%
ADT Corp., 4.125%, 6/15/2023 (5)(6)	1,500,000	1,538,183
ADT Corp., 4.875%, 7/15/2042 (5)(6)	250,000	238,979

		1,777,162

Computers — 2.1%
Hewlett-Packard Co., 6.000%, 9/15/2041	1,000,000	1,018,850
International Business Machines Corp., 6.500%, 10/15/2013	2,000,000	2,075,896

		3,094,746

Diversified Financial Services — 5.5%
Blackstone Holdings Finance Co. LLC, 6.250%, 8/15/2042 (5)(6)	250,000	287,961
Blackstone Holdings Finance Co. LLC, 6.625%, 8/15/2019 (5)(6)	350,000	421,176
CME Group, Inc., 5.400%, 8/1/2013	1,500,000	1,529,623
General Electric Capital Corp., 5.875%, 1/14/2038	500,000	589,425
Harley-Davidson Funding Corp., 5.750%, 12/15/2014 (5)(6)	100,000	108,472
Jefferies Group, Inc., 6.500%, 1/20/2043	1,500,000	1,575,688
Jefferies Group, Inc., 8.500%, 7/15/2019	250,000	312,981
Legg Mason, Inc., 5.500%, 5/21/2019	1,000,000	1,078,460
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	250,000	303,411
NASDAQ OMX Group, Inc., 5.550%, 1/15/2020 (1)	500,000	539,138
SLM Corp., 7.250%, 1/25/2022	1,250,000	1,383,125

		8,129,460

Electric — 1.4%
Allegheny Energy Supply Co. LLC, 6.750%, 10/15/2039 (5)(6)	100,000	115,300
Dubai Electricity & Water Authority, 8.500%, 4/22/2015 (5)(6)	1,000,000	1,131,250
Puget Energy, Inc., 5.625%, 7/15/2022	750,000	820,232

		2,066,782

Environmental Control — 0.2%
Waste Management, Inc., 7.375%, 3/11/2019	250,000	317,735

Food — 2.7%
ConAgra Foods, Inc., 4.650%, 1/25/2043	1,000,000	1,007,485
Ingredion, Inc., 6.625%, 4/15/2037	750,000	907,263
Kroger Co., 7.500%, 1/15/2014	2,000,000	2,117,220

		4,031,968

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Forest Products & Paper — 1.0%
International Paper Co., 6.000%, 11/15/2041 (1)	$1,000,000	$1,169,966
International Paper Co., 8.700%, 6/15/2038	250,000	370,717

		1,540,683

Healthcare-Products — 0.2%
Hospira, Inc., 6.400%, 5/15/2015	300,000	332,552

Healthcare-Services — 2.0%
DaVita HealthCare Partners, Inc., 6.375%, 11/1/2018	500,000	534,375
Humana, Inc., 8.150%, 6/15/2038	850,000	1,204,537
Quest Diagnostics, Inc., 1.160%, 3/24/2014 (3)	1,000,000	1,005,516
Quest Diagnostics, Inc., 6.400%, 7/1/2017	150,000	175,990

		2,920,418

Home Furnishings — 0.2%
Whirlpool Corp., 8.600%, 5/1/2014	300,000	326,442

Insurance — 5.8%
Aflac, Inc., 6.900%, 12/17/2039	295,000	390,903
Aflac, Inc., 8.500%, 5/15/2019	300,000	409,144
American Financial Group, Inc., 9.875%, 6/15/2019	250,000	328,938
Berkshire Hathaway Finance Corp., 5.000%, 8/15/2013	1,000,000	1,020,948
Berkshire Hathaway, Inc., 0.990%, 8/15/2014 (3)	1,500,000	1,515,299
Berkshire Hathaway, Inc., 3.200%, 2/11/2015 (1)	100,000	105,321
ING US, Inc., 5.500%, 7/15/2022 (1)(5)(6)	1,000,000	1,105,992
Lincoln National Corp., 7.000%, 6/15/2040	250,000	332,531
Marsh & McLennan Cos., Inc., 9.250%, 4/15/2019	300,000	404,426
MetLife, Inc., 1.546%, 8/6/2013 (3)	1,250,000	1,256,433
Primerica, Inc., 4.750%, 7/15/2022	500,000	555,279
Unum Group, 5.750%, 8/15/2042 (1)	1,000,000	1,085,113

		8,510,327

Internet — 1.7%
eBay, Inc., 4.000%, 7/15/2042 (1)	1,500,000	1,393,857
Expedia, Inc., 5.950%, 8/15/2020	1,000,000	1,112,682

		2,506,539

Investment Companies — 1.7%
IPIC GMTN, Ltd., 5.000%, 11/15/2020 (5)(6)	1,000,000	1,137,500
IPIC GMTN, Ltd., 6.875%, 11/1/2041 (5)(6)	1,000,000	1,355,000

		2,492,500

Iron/Steel — 2.7%
ArcelorMittal, 6.000%, 3/1/2021 (3)	500,000	531,480
ArcelorMittal, 7.500%, 10/15/2039 (1)(3)	1,000,000	1,039,702
Cliffs Natural Resources, Inc., 4.800%, 10/1/2020 (1)	1,000,000	1,027,892
Vale SA, 5.625%, 9/11/2042 (1)	1,250,000	1,303,550

		3,902,624

Lodging — 1.4%
Hyatt Hotels Corp., 5.375%, 8/15/2021	1,000,000	1,112,788

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Schedule of Investments

TCH Corporate Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Lodging (continued)
Wyndham Worldwide Corp., 7.375%, 3/1/2020	$ 750,000	$ 942,938

		2,055,726

Media — 5.2%
CBS Corp., 8.875%, 5/15/2019	250,000	335,855
Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/2013	2,000,000	2,004,454
DIRECTV Holdings LLC, 5.150%, 3/15/2042 (1)	2,000,000	1,931,918
Turner Broadcasting System, Inc., 8.375%, 7/1/2013	3,000,000	3,074,697
Viacom, Inc., 6.125%, 10/5/2017	250,000	297,274

		7,644,198

Mining — 2.0%
Rio Tinto Finance USA, Ltd., 8.950%, 5/1/2014	300,000	328,456
Rio Tinto Finance USA, Ltd., 9.000%, 5/1/2019 (1)	100,000	139,313
Southern Copper Corp., 5.250%, 11/8/2042 (1)	1,000,000	971,670
Xstrata Finance Canada, Ltd., 5.300%, 10/25/2042 (1)(5)(6)	1,500,000	1,494,780

		2,934,219

Office/Business Equipment — 0.3%
Xerox Corp., 1.710%, 9/13/2013 (3)	500,000	502,121

Oil & Gas — 6.4%
Chesapeake Energy Corp., 6.125%, 2/15/2021 (1)	500,000	532,500
Chesapeake Energy Corp., 6.775%, 3/15/2019 (1)	500,000	518,125
Dolphin Energy, Ltd., 5.500%, 12/15/2021 (5)(6)	750,000	866,250
Hess Corp., 8.125%, 2/15/2019	300,000	386,781
Nabors Industries, Inc., 4.625%, 9/15/2021	1,000,000	1,037,231
Nabors Industries, Inc., 9.250%, 1/15/2019 (1)	250,000	318,296
Pride International, Inc., 6.875%, 8/15/2020 (1)	1,000,000	1,255,043
Rowan Cos., Inc., 5.400%, 12/1/2042	1,750,000	1,772,349
Transocean, Inc., 7.350%, 12/15/2041	750,000	941,158
Transocean, Inc., 7.500%, 4/15/2031	250,000	305,583
Valero Energy Corp., 6.625%, 6/15/2037 (1)	1,000,000	1,231,292
Valero Energy Corp., 9.375%, 3/15/2019	250,000	343,981

		9,508,589

Oil & Gas Services — 0.3%
Weatherford International, Ltd., 9.625%, 3/1/2019	250,000	328,492
Weatherford International, Ltd., 9.875%, 3/1/2039	100,000	145,373

		473,865

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Packaging & Containers — 0.2%
Bemis Co., Inc., 6.800%, 8/1/2019	$ 250,000	$ 302,113

Pharmaceuticals — 2.3%
Actavis, Inc., 4.625%, 10/1/2042	1,250,000	1,266,410
Merck & Co., Inc., 5.300%, 12/1/2013 (1)	1,500,000	1,555,729
Zoetis, Inc., 4.700%, 2/1/2043 (1)(5)(6)	500,000	514,291

		3,336,430

Pipelines — 2.7%
El Paso Pipeline Partners Operating Co. LLC, 7.500%, 11/15/2040	250,000	332,498
Energy Transfer Partners LP, 6.500%, 2/1/2042	1,500,000	1,737,469
Energy Transfer Partners LP, 9.000%, 4/15/2019 (1)	250,000	331,905
Kinder Morgan Energy Partners LP, 9.000%, 2/1/2019	150,000	201,484
MarkWest Energy Partners LP, 5.500%, 2/15/2023 (1)	500,000	527,500
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (5)(6)	1,000,000	881,250

		4,012,106

Real Estate Investment Trusts — 1.5%
EPR Properties, 5.750%, 8/15/2022 (1)	1,500,000	1,609,231
Health Care REIT, Inc., 4.125%, 4/1/2019	500,000	544,307

		2,153,538

Retail — 6.3%
Kohl’s Corp., 6.875%, 12/15/2037 (1)	150,000	175,825
Limited Brands, Inc., 6.950%, 3/1/2033	500,000	512,500
Limited Brands, Inc., 7.600%, 7/15/2037	1,250,000	1,331,250
PVH Corp., 4.500%, 12/15/2022	600,000	594,750
QVC, Inc., 5.125%, 7/2/2022	1,500,000	1,589,067
Staples, Inc., 9.750%, 1/15/2014	250,000	268,901
TJX Cos., Inc., 6.950%, 4/15/2019	250,000	318,155
Wal-Mart Stores, Inc., 4.550%, 5/1/2013	1,000,000	1,006,660
Walgreen Co., 0.810%, 3/13/2014 (3)	1,500,000	1,504,393
Walgreen Co., 4.400%, 9/15/2042	500,000	493,236
Walgreen Co., 4.875%, 8/1/2013	1,500,000	1,526,466

		9,321,203

Semiconductors — 0.8%
KLA-Tencor Corp., 6.900%, 5/1/2018	100,000	119,939
Texas Instruments, Inc., 0.470%, 5/15/2013 (3)	1,000,000	1,000,826

		1,120,765

Software — 1.0%
Dun & Bradstreet Corp., 4.375%, 12/1/2022	1,500,000	1,530,596

Telecommunications — 8.4%
AT&T, Inc., 0.677%, 2/12/2016 (3)	1,500,000	1,507,792
BellSouth Corp., 6.000%, 11/15/2034	500,000	559,799
CenturyLink, Inc., 7.600%, 9/15/2039	1,500,000	1,477,591
Frontier Communications Corp., 8.125%, 10/1/2018 (1)	750,000	853,125
Frontier Communications Corp., 9.000%, 8/15/2031	500,000	517,500
Juniper Networks, Inc., 4.600%, 3/15/2021	1,000,000	1,076,904

(See Notes which are an integral part of the Financial Statements)

BMO Funds

TCH Corporate Income Fund (continued)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes (continued)

Telecommunications (continued)
Qtel International Finance, Ltd., 4.500%, 1/31/2043 (5)(6)	$1,500,000	$ 1,473,750
Telecom Italia Capital SA, 7.721%, 6/4/2038	1,500,000	1,578,168
Telefonica Emisiones SAU, 7.045%, 6/20/2036	500,000	531,301
Telefonica Europe BV, 8.250%, 9/15/2030 (1)	1,250,000	1,467,428
Windstream Corp., 7.000%, 3/15/2019	500,000	513,750
Windstream Corp., 7.500%, 6/1/2022 (1)	750,000	793,125

		12,350,233

Transportation — 2.1%
Burlington Northern Santa Fe LLC, 7.000%, 2/1/2014	2,000,000	2,114,786
FedEx Corp., 8.000%, 1/15/2019	250,000	329,687
Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (5)(6)	500,000	602,000

		3,046,473

Trucking & Leasing — 0.3%
Penske Truck Leasing / PTL, 4.250%, 1/17/2023 (5)(6)	500,000	503,469
KKR Group Finance Co. II LLC, 5.500%, 2/1/2043 (5)(6)	1,500,000	1,481,910

Total Corporate Bonds & Notes (identified cost $118,479,908)		127,583,739

Municipals — 0.4%

California — 0.4%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	500,000	625,480

Total Municipals (identified cost $500,000)		625,480

U.S. Government & U.S. Government Agency Obligations — 4.1%

U.S. Treasury Bonds & Notes — 4.1%
3.625%, 5/15/2013 (1)	3,000,000	3,022,149
4.250%, 8/15/2013 (1)	3,000,000	3,057,423

Total U.S. Government & U.S. Government Agency Obligations (identified cost $6,078,541)		6,079,572

Short-Term Investments — 23.2%

Collateral Pool Investments for Securities on Loan — 18.3%

Collateral pool allocation (12)		27,010,748

Mutual Funds — 3.8%
BMO Prime Money Market Fund, Class I, 0.070% (10)	5,636,409	5,636,409

U.S. Treasury Bills — 1.1%
0.030%, 3/7/2013 (1)(9)	$1,500,000	1,499,982

Total Short-Term Investments (identified cost $34,147,139)		34,147,139

Total Investments — 118.3% (identified cost $165,285,271)		174,499,754
Other Assets and Liabilities — (18.3)%		(26,959,082)

Total Net Assets — 100.0%		$147,540,672

Portfolio Sector Allocations*
Sector	Fund
Asset-Backed Securities	4.1%
Corporate Bonds & Notes	86.5
Municipals	0.4
U.S. Government & U.S. Government Agency Obligations	4.1
Other Assets & Liabilities, Net	4.9

Total	100.0%

Aggregate Bond Fund

Description	Principal Amount	Value
Asset-Backed Securities — 3.6%

Automobiles — 2.8%
AmeriCredit Automobile Receivables Trust, Class B, (Series 2012-4), 1.310%, 11/8/2017	$3,000,000	$ 3,021,633
AmeriCredit Automobile Receivables Trust, Class B, (Series 2012-5), 1.120%, 11/8/2017	3,367,000	3,367,128
CarNow Auto Receivables Trust, Class A, (Series 2012-1A), 2.090%, 1/15/2015 (5)(6)	166,920	167,014
CPS Auto Receivables Trust, Class A, (Series 2012-A), 2.780%, 6/17/2019 (5)(6)	2,831,554	2,890,467
CPS Auto Receivables Trust, Class A, (Series 2012-D), 1.480%, 3/16/2020 (5)(6)	1,864,983	1,872,684

		11,318,926

Other Financial — 0.8%
SLM Student Loan Trust, Class A5, (Series 2004-5A), 0.901%, 10/25/2023 (3)(5)(6)	3,000,000	3,015,414

Total Asset-Backed Securities (identified cost $14,300,452)		14,334,340

Collateralized Mortgage Obligations — 6.2%

Private Sponsor — 6.2%
American Home Mortgage Investment Trust, Class 4A1, (Series 2005-2), 1.961%, 9/25/2045 (3)	696,142	672,011
Banc of America Funding Corp., Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	1,876,169	1,963,446
Chase Mortgage Finance Corp., Class 7A1, (Series 2007-A2), 5.417%, 7/25/2037 (3)	860,053	830,638
Chase Mortgage Finance Corp., Class A1, (Series 2005-S2), 5.500%, 10/25/2035	1,402,067	1,457,438
Chase Mortgage Finance Corp., Class A3, (Series 2006-S4), 6.000%, 12/25/2036	367,124	370,559
Chaseflex Trust, Class 4A3, (Series 2005-2), 6.000%, 5/25/2020	1,106,470	1,110,895
Holmes Master Issuer PLC, Class A2, (Series 2010-1A), 1.704%, 10/15/2054 (3)(5)(6)	2,208,204	2,228,592
Lehman Mortgage Trust, Class 5A1, (Series 2006-2), 5.500%, 4/25/2036	1,010,733	1,048,391

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Schedule of Investments

Aggregate Bond Fund (continued)

Description	Principal Amount	Value

Collateralized Mortgage Obligations (continued)

Private Sponsor (continued)
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 2.764%, 11/25/2034 (3)	$2,469,421	$ 2,477,158
Sequoia Mortgage Trust, Class A1, (Series 2012-4), 3.500%, 9/25/2042 (3)	2,786,129	2,971,183
Springleaf Mortgage Loan Trust, Class A, (Series 2012-2A), 2.220%, 10/25/2057 (3)(5)(6)	3,501,942	3,543,265
Springleaf Mortgage Loan Trust, Class A, (Series 2012-3A), 1.570%, 12/25/2059 (3)(5)(6)	1,567,497	1,576,582
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR8), 2.723%, 4/25/2036 (3)	331,920	315,296
Wells Fargo Mortgage Backed Securities Trust, Class A1, (Series 2006-AR19), 5.398%, 12/25/2036 (3)	1,776,399	1,775,667
Wells Fargo Mortgage Backed Securities Trust, Class A1, (Series 2007-15), 6.000%, 11/25/2037	2,249,469	2,265,177

Total Collateralized Mortgage Obligations (identified cost $23,987,649)		24,606,298

Commercial Mortgage Securities — 4.5%

Private Sponsor — 4.5%
Banc of America Commercial Mortgage Trust, Class A3, (Series 2007-4), 5.812%, 2/10/2051 (3)	2,692,868	2,836,826
Banc of America Commercial Mortgage Trust, Class AAB, (Series 2007-1), 5.422%, 1/15/2049	2,438,311	2,541,645
Commercial Mortgage Pass-Through Certificates, Class AM, (Series 2012-CR4), 3.251%, 10/15/2045	3,000,000	3,080,031
JP Morgan Chase Commercial Mortgage Securities Corp., Class A3, (Series 2007-CB20), 5.819%, 2/12/2051	3,500,000	3,630,949
JP Morgan Chase Commercial Mortgage Securities Corp., Class ASB, (Series 2007-CB20), 5.688%, 2/12/2051	2,551,736	2,786,186
LB-UBS Commercial Mortgage Trust, Class AAB, (Series 2007-C1), 5.403%, 2/15/2040	1,037,073	1,086,610
Morgan Stanley Bank of America Merrill Lynch Trust, Class A4, (Series 2013-C7), 2.918%, 2/15/2046	2,000,000	2,039,298

Total Commercial Mortgage Securities (identified cost $18,175,904)		18,001,545

Description	Principal Amount	Value
Corporate Bonds & Notes — 45.7%

Advertising — 0.9%
WPP Finance 2010, 5.125%, 9/7/2042	$1,500,000	$ 1,477,998
WPP Finance UK, 8.000%, 9/15/2014	2,000,000	2,203,554

		3,681,552

Agriculture — 0.5%
Imperial Tobacco Finance PLC, 2.050%, 2/11/2018 (5)(6)	2,000,000	2,014,336

Auto Manufacturers — 2.1%
Daimler Finance North America LLC, 1.875%, 1/11/2018 (1)(5)(6)	4,000,000	4,029,256
Volkswagen International Finance NV, 2.875%, 4/1/2016 (5)(6)	4,000,000	4,210,784

		8,240,040

Banks — 6.9%
Abbey National Treasury Services PLC/London, 3.875%, 11/10/2014 (5)(6)	1,500,000	1,560,075
ANZ National Int’l, Ltd./London, 1.850%, 10/15/2015 (5)(6)	3,500,000	3,579,835
Bank of America Corp., 1.722%, 1/30/2014 (3)	2,500,000	2,523,523
Bank of America Corp., 3.750%, 7/12/2016	3,500,000	3,747,845
BBVA U.S. Senior SAU, 4.664%, 10/9/2015	2,000,000	2,073,652
Canadian Imperial Bank of Commerce/Canada, 0.900%, 10/1/2015	2,000,000	2,007,984
HSBC Bank PLC, 1.625%, 7/7/2014 (1)(5)(6)	3,500,000	3,557,953
Intesa Sanpaolo SpA, 3.125%, 1/15/2016	4,000,000	3,949,424
JPMorgan Chase & Co., 3.250%, 9/23/2022	3,000,000	3,033,696
Nordea Bank AB, 1.205%, 1/14/2014 (3)(5)(6)	1,400,000	1,411,613

		27,445,600

Biotechnology — 2.1%
Gilead Sciences, Inc., 2.400%, 12/1/2014	5,000,000	5,147,245
Life Technologies Corp., 3.375%, 3/1/2013	3,000,000	3,000,000

		8,147,245

Building Materials — 1.3%
CRH America, Inc., 5.750%, 1/15/2021	4,500,000	5,028,705

Commercial Services — 0.5%
ADT Corp., 2.250%, 7/15/2017 (5)(6)	2,000,000	1,999,396

Computers — 2.5%
Hewlett-Packard Co., 2.600%, 9/15/2017 (1)	4,500,000	4,510,120
Lexmark International, Inc., 5.125%, 3/15/2020	3,500,000	3,512,621
NetApp, Inc., 2.000%, 12/15/2017 (1)	2,000,000	2,001,154

		10,023,895

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Aggregate Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Distribution/Wholesale — 0.8%
Arrow Electronics, Inc., 3.000%, 3/1/2018	$3,000,000	$ 3,018,381

Diversified Financial Services — 3.0%
Ford Motor Credit Co. LLC, 3.984%, 6/15/2016 (1)	3,000,000	3,175,800
General Electric Capital Corp., 2.300%, 4/27/2017 (1)	3,500,000	3,629,675
MassMutual Global Funding II, 0.685%, 1/14/2014 (3)(5)(6)	3,000,000	3,010,905
Woodside Finance, Ltd., 4.600%, 5/10/2021 (5)(6)	2,000,000	2,220,874

		12,037,254

Electric — 3.9%
Alliant Energy Corp., 4.000%, 10/15/2014	6,000,000	6,306,402
Appalachian Power Co., 3.400%, 5/24/2015	2,000,000	2,106,618
Duke Energy Corp., 1.625%, 8/15/2017 (1)	2,000,000	2,016,990
Entergy Corp., 3.625%, 9/15/2015	5,000,000	5,248,180

		15,678,190

Electronics — 0.5%
Thermo Fisher Scientific, Inc., 3.600%, 8/15/2021	2,000,000	2,076,334

Healthcare-Products — 2.3%
Boston Scientific Corp., 6.000%, 1/15/2020	2,000,000	2,340,682
CareFusion Corp., 5.125%, 8/1/2014	3,000,000	3,176,046
DENTSPLY International, Inc., 2.750%, 8/15/2016	3,500,000	3,628,023

		9,144,751

Healthcare-Services — 0.8%
WellPoint, Inc., 4.625%, 5/15/2042 (1)	3,000,000	3,019,983

Insurance — 1.9%
Berkshire Hathaway, Inc., 4.500%, 2/11/2043 (1)	2,500,000	2,527,542
First American Financial Corp., 4.300%, 2/1/2023	2,000,000	2,058,012
Genworth Life Institutional Funding Trust, 5.875%, 5/3/2013 (5)(6)	1,000,000	1,007,722
Prudential Covered Trust 2012-1, 2.997%, 9/30/2015 (5)(6)	1,900,000	1,984,993

		7,578,269

Iron/Steel — 0.5%
ArcelorMittal, 5.375%, 6/1/2013	2,000,000	2,018,156

Media — 1.7%
DIRECTV Holdings LLC, 3.125%, 2/15/2016	3,000,000	3,146,709
NBCUniversal Media LLC, 5.150%, 4/30/2020 (1)	3,000,000	3,566,730

		6,713,439

Mining — 1.4%
Newmont Mining Corp., 4.875%, 3/15/2042	2,500,000	2,477,710

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Mining (continued)
Xstrata Finance Canada, Ltd., 2.450%, 10/25/2017 (5)(6)	$ 3,000,000	$ 3,050,538

		5,528,248

Office/Business Equipment — 1.0%
Xerox Corp., 1.710%, 9/13/2013 (3)	4,000,000	4,016,964

Oil & Gas — 1.0%
Petroleos Mexicanos, 3.500%, 1/30/2023 (5)(6)	2,000,000	1,965,000
Transocean, Inc., 3.800%, 10/15/2022 (1)	2,000,000	2,002,628

		3,967,628

Pharmaceuticals — 1.8%
Cardinal Health, Inc., 4.600%, 3/15/2043	2,000,000	2,061,794
Express Scripts Holding Co., 2.650%, 2/15/2017 (1)	5,000,000	5,229,785

		7,291,579

Pipelines — 1.9%
Energy Transfer Partners LP, 3.600%, 2/1/2023 (1)	3,500,000	3,504,795
Kinder Morgan Energy Partners LP, 3.500%, 3/1/2016 (1)	2,000,000	2,141,790
Kinder Morgan Energy Partners LP, 5.000%, 8/15/2042 (1)	2,000,000	2,042,262

		7,688,847

Real Estate Investment Trusts — 0.5%
Ventas Realty LP, 4.250%, 3/1/2022 (1)	2,000,000	2,141,244

Semiconductors — 0.5%
Samsung Electronics America, Inc., 1.750%, 4/10/2017 (5)(6)	2,000,000	2,030,002

Telecommunications — 5.4%
AT&T, Inc., 2.625%, 12/1/2022 (1)	2,000,000	1,946,448
AT&T, Inc., 5.100%, 9/15/2014	3,500,000	3,735,662
Cellco Partnership / Verizon Wireless Capital LLC, 5.550%, 2/1/2014	5,200,000	5,423,200
Deutsche Telekom International Finance BV, 3.125%, 4/11/2016 (5)(6)	3,500,000	3,696,388
Telefonaktiebolaget LM Ericsson, 4.125%, 5/15/2022	3,500,000	3,622,343
Vodafone Group PLC, 1.500%, 2/19/2018	3,000,000	2,998,995

		21,423,036

Total Corporate Bonds & Notes (identified cost $176,800,742)		181,953,074

Municipals — 0.7%

Pennsylvania — 0.7%
Philadelphia Authority for Industrial Development, 1.200%, 4/1/2014	3,000,000	3,008,940

Total Municipals (identified cost $3,000,000)		3,008,940

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Schedule of Investments

Aggregate Bond Fund (continued)

Description	Principal Amount	Value
U.S. Government & U.S. Government Agency Obligations — 11.2%

U.S. Treasury Bonds & Notes — 11.2%
2.000%, 2/15/2023 (1)	$30,000,000	$ 30,309,390
2.750%, 11/15/2042 (1)	10,000,000	9,309,380
3.125%, 2/15/2043	5,000,000	5,030,470

Total U.S. Government & U.S. Government Agency Obligations (identified cost $44,382,524)		44,649,240

U.S. Government Agency-Mortgage Securities — 30.0%

Federal Home Loan Mortgage Corporation — 7.1%
3.000%, 11/1/2042	1,991,225	2,057,185
3.000%, 12/1/2042	2,984,496	3,080,561
3.500%, 12/1/2040	1,644,809	1,745,369
3.500%, 12/1/2041	1,658,766	1,760,180
3.500%, 3/1/2042	547,900	581,397
3.500%, 12/1/2042 (4)	1,281,173	1,353,296
4.000%, 4/1/2026	1,438,325	1,529,682
4.000%, 10/1/2031 (1)	1,981,882	2,125,213
4.000%, 12/1/2040	558,342	602,299
4.000%, 8/1/2041	413,775	440,145
4.500%, 9/1/2031	922,346	1,007,405
4.500%, 3/1/2039	544,864	592,676
4.500%, 5/1/2039 (1)	1,890,905	2,049,826
4.500%, 2/1/2040	474,385	509,119
4.500%, 11/1/2040	1,188,101	1,294,771
4.500%, 2/1/2041 (1)	2,517,053	2,735,961
5.000%, 12/1/2022	261,892	280,347
5.000%, 12/1/2035	288,432	311,410
5.000%, 1/1/2038	205,359	220,949
5.000%, 3/1/2038	629,152	676,914
5.000%, 3/1/2038	148,370	159,633
5.000%, 1/1/2040	511,267	564,939
6.000%, 6/1/2037	1,032,038	1,129,575
6.000%, 11/1/2037	476,523	521,558
6.000%, 1/1/2038	915,157	1,001,648

		28,332,058

Federal National Mortgage Association — 22.9%
2.500%, 11/1/2027 (1)	3,923,384	4,080,932
2.500%, 5/15/2028 (4)	5,500,000	5,691,642
3.000%, 12/1/2027	1,957,676	2,064,737
3.000%, 4/15/2028 (4)	7,000,000	7,357,658
3.000%, 9/1/2032 (1)	3,432,999	3,604,487
3.000%, 12/1/2042 (1)	2,979,352	3,089,216
3.000%, 5/15/2043 (4)	9,000,000	9,271,404
3.003%, 8/1/2041 (3)	722,399	756,451
3.021%, 3/1/2041 (3)	775,583	813,409
3.111%, 5/1/2041 (3)	746,953	780,521
3.242%, 7/1/2041 (3)	1,722,675	1,813,899
3.500%, 7/1/2032	921,304	977,899
3.500%, 5/1/2042	1,973,339	2,091,167
3.500%, 10/1/2042	1,952,687	2,069,282
3.500%, 10/1/2042 (1)	2,484,449	2,632,795
3.500%, 11/1/2042	979,297	1,037,771
3.500%, 12/1/2042	1,996,857	2,116,089
4.000%, 11/1/2031	1,224,855	1,314,915
4.000%, 11/1/2040	742,774	792,745
4.000%, 1/1/2041	1,242,112	1,344,697
4.000%, 2/1/2041 (1)	5,215,854	5,566,761
4.000%, 3/1/2041	353,432	382,953
4.000%, 8/1/2041	476,028	492,732
4.000%, 9/1/2041	383,439	396,894
4.000%, 11/1/2041	1,326,109	1,415,739
4.000%, 4/15/2043 (4)	13,000,000	13,842,972
4.500%, 6/1/2039	2,501,138	2,764,622
4.500%, 7/1/2041	386,348	402,660

Description	Shares or Principal Amount	Value
U.S. Government Agency-Mortgage Securities (continued)

Federal National Mortgage Association (continued)
4.500%, 8/1/2041 (1)	$ 1,412,394	$ 1,526,757
4.500%, 8/1/2041	389,469	405,912
4.500%, 8/1/2041	521,943	543,980
4.500%, 8/1/2041	523,119	545,206
5.000%, 7/1/2022	1,265,854	1,370,683
5.000%, 3/1/2035	975,322	1,062,317
5.000%, 5/1/2042	1,817,671	1,983,777
5.500%, 2/1/2034	175,434	193,000
5.500%, 7/1/2036	975,596	1,075,420
5.500%, 8/1/2037 (1)	1,898,207	2,080,570
5.500%, 6/1/2038	190,385	207,516
6.000%, 5/1/2039	896,894	992,897
6.500%, 11/1/2037	216,936	239,370

		91,194,454

Total U.S. Government Agency-Mortgage Securities (identified cost $118,528,352)		119,526,512

Short-Term Investments — 29.0%

Collateral Pool Investments for Securities on Loan — 22.2%

Collateral pool allocation (12)		88,409,123

Mutual Funds — 6.8%
BMO Prime Money Market Fund, Class I, 0.070% (10)	27,156,346	27,156,346

Total Short-Term Investments (identified cost $115,565,469)		115,565,469

Total Investments — 130.9% (identified cost $514,741,092)		521,645,418
Other Assets and Liabilities — (30.9)%		(123,257,324)

Total Net Assets — 100.0%		$398,388,094

Portfolio Sector Allocations*
Sector	Fund
Asset-Backed Securities	3.6%
Collateralized Mortgage Obligations	6.2
Commercial Mortgage Securities	4.5
Corporate Bonds & Notes	45.7
Municipals	0.7
U.S. Government & U.S. Government Agency Obligations	11.2
U.S. Government Agency-Mortgage Securities	30.0
Other Assets & Liabilities, Net	(1.9)

Total	100.0%

TCH Core Plus Bond Fund

Description	Principal Amount	Value
Asset-Backed Securities — 5.2%

Automobiles — 5.2%
Ally Auto Receivables Trust, Class A4, (Series 2009-B), 3.050%, 12/15/2014 (5)(6)	$4,044,240	$4,092,152
CarMax Auto Owner Trust, Class A4, (Series 2009-2), 2.820%, 12/15/2014	5,231,849	5,289,582
Ford Credit Auto Owner Trust, Class A4, (Series 2009-B), 4.500%, 7/15/2014	1,071,917	1,079,534

(See Notes which are an integral part of the Financial Statements)

BMO Funds

TCH Core Plus Bond Fund (continued)

Description	Principal Amount	Value
Asset-Backed Securities (continued)

Automobiles (continued)
Ford Credit Auto Owner Trust, Class A4, (Series 2009-C), 4.430%, 11/15/2014	$6,186,783	$ 6,257,183
Ford Credit Auto Owner Trust, Class A4, (Series 2009-D), 2.980%, 8/15/2014	2,383,184	2,398,389
Hyundai Auto Receivables Trust, Class A4, (Series 2009-A), 3.150%, 3/15/2016	872,582	883,985

Total Asset-Backed Securities (identified cost $20,010,553)		20,000,825

Commercial Mortgage Securities — 0.2%

Private Sponsor — 0.2%
Bear Stearns Commercial Mortgage Securities, Class A4, (Series 2007-T28), 5.742%, 9/11/2042 (3)	500,000	588,763
JP Morgan Chase Commercial Mortgage Securities Corp., Class A2, (Series 2005-CB13), 5.247%, 1/12/2043	44,775	45,165

Total Commercial Mortgage Securities (identified cost $379,525)		633,928

Corporate Bonds & Notes — 48.7%

Agriculture — 0.7%
Altria Group, Inc., 10.200%, 2/6/2039	250,000	425,069
Bunge, Ltd. Finance Corp., 8.500%, 6/15/2019	500,000	650,358
Lorillard Tobacco Co., 8.125%, 5/1/2040	1,000,000	1,344,399
Reynolds American, Inc., 7.750%, 6/1/2018	250,000	317,907

		2,737,733

Auto Manufacturers — 0.5%
Daimler Finance North America LLC, 1.085%, 4/10/2014 (3)(5)(6)	2,000,000	2,008,964

Banks — 5.4%
Banco Bradesco SA/Cayman Islands, 5.750%, 3/1/2022 (1)(5)(6)	1,000,000	1,067,000
BanColombia SA, 5.950%, 6/3/2021	750,000	860,625
Bank of New York Mellon Corp., 0.579%, 1/31/2014 (3)	1,075,000	1,078,081
Discover Bank, 7.000%, 4/15/2020	1,000,000	1,243,311
Goldman Sachs Group, Inc., 5.750%, 1/24/2022 (1)	1,500,000	1,762,921
Goldman Sachs Group, Inc., 6.750%, 10/1/2037 (1)	750,000	853,067
Goldman Sachs Group, Inc., 7.500%, 2/15/2019	700,000	886,144
Intesa Sanpaolo SpA, 3.875%, 1/16/2018	1,500,000	1,475,651
JPMorgan Chase & Co., 1.102%, 1/24/2014 (3)	2,500,000	2,517,132
JPMorgan Chase & Co., 1.359%, 3/20/2015 (3)	1,500,000	1,521,638

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Banks (continued)
Morgan Stanley, 5.500%, 7/28/2021	$1,500,000	$ 1,724,474
Royal Bank of Canada, 1.002%, 10/30/2014 (3)	750,000	757,893
Wells Fargo & Co., 0.501%, 10/28/2015 (1)(3)	5,000,000	4,981,105

		20,729,042

Beverages — 1.6%
Anheuser-Busch InBev Worldwide, Inc., 0.851%, 1/27/2014 (3)	1,000,000	1,004,898
PepsiCo, Inc., 0.497%, 2/26/2016 (3)	5,000,000	5,005,200

		6,010,098

Chemicals — 0.9%
Braskem America Finance Co., 7.125%, 7/22/2041 (5)(6)	1,000,000	1,050,000
Dow Chemical Co., 9.400%, 5/15/2039	500,000	795,181
Mexichem SAB de C.V., 6.750%, 9/19/2042 (1)(5)(6)	1,500,000	1,667,250

		3,512,431

Commercial Services — 1.0%
ADT Corp., 4.125%, 6/15/2023 (5)(6)	1,500,000	1,538,183
ADT Corp., 4.875%, 7/15/2042 (1)(5)(6)	2,250,000	2,150,813

		3,688,996

Computers — 2.4%
Hewlett-Packard Co., 6.000%, 9/15/2041 (1)	4,000,000	4,075,400
International Business Machines Corp., 6.500%, 10/15/2013	5,000,000	5,189,740

		9,265,140

Diversified Financial Services — 5.6%
Blackstone Holdings Finance Co. LLC, 6.250%, 8/15/2042 (5)(6)	1,000,000	1,151,842
Blackstone Holdings Finance Co. LLC, 6.625%, 8/15/2019 (5)(6)	400,000	481,344
CME Group, Inc., 5.400%, 8/1/2013	3,250,000	3,314,184
General Electric Capital Corp., 0.905%, 1/8/2016 (1)(3)	4,000,000	4,023,140
General Electric Capital Corp., 1.002%, 4/24/2014 (3)	2,500,000	2,518,935
Harley-Davidson Funding Corp., 5.750%, 12/15/2014 (5)(6)	100,000	108,472
Jefferies Group, Inc., 6.500%, 1/20/2043 (1)	4,000,000	4,201,836
Jefferies Group, Inc., 8.500%, 7/15/2019	250,000	312,981
Legg Mason, Inc., 5.500%, 5/21/2019	1,000,000	1,078,460
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	250,000	303,410
NASDAQ OMX Group, Inc., 5.550%, 1/15/2020 (1)	1,000,000	1,078,275
SLM Corp., 7.250%, 1/25/2022	1,500,000	1,659,750
Toyota Motor Credit Corp., 0.472%, 1/23/2015 (3)	1,500,000	1,502,136

		21,734,765

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Schedule of Investments

TCH Core Plus Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Electric — 0.9%
Allegheny Energy Supply Co. LLC, 6.750%, 10/15/2039 (5)(6)	$ 250,000	$ 288,249
CMS Energy Corp., 5.050%, 3/15/2022 (1)	1,000,000	1,130,313
Dubai Electricity & Water Authority, 8.500%, 4/22/2015 (5)(6)	1,000,000	1,131,250
Puget Energy, Inc., 5.625%, 7/15/2022	750,000	820,232

		3,370,044

Environmental Control — 0.1%
Waste Management, Inc., 7.375%, 3/11/2019	250,000	317,735

Food — 0.9%
ConAgra Foods, Inc., 4.650%, 1/25/2043 (1)	2,000,000	2,014,970
Ingredion, Inc., 6.625%, 4/15/2037	500,000	604,842
Kroger Co., 7.500%, 1/15/2014 (1)	925,000	979,214

		3,599,026

Forest Products & Paper — 0.1%
International Paper Co., 8.700%, 6/15/2038	250,000	370,717

Healthcare-Products — 0.1%
Hospira, Inc., 6.400%, 5/15/2015	500,000	554,254

Healthcare-Services — 0.7%
DaVita HealthCare Partners, Inc., 6.375%, 11/1/2018	500,000	534,375
Humana, Inc., 8.150%, 6/15/2038	500,000	708,551
Quest Diagnostics, Inc., 1.160%, 3/24/2014 (3)	1,000,000	1,005,516
Quest Diagnostics, Inc., 6.400%, 7/1/2017	250,000	293,317

		2,541,759

Home Furnishings — 0.2%
Whirlpool Corp., 8.600%, 5/1/2014 (1)	700,000	761,698

Insurance — 2.3%
Aflac, Inc., 8.500%, 5/15/2019	700,000	954,670
American Financial Group, Inc., 9.875%, 6/15/2019	250,000	328,938
Berkshire Hathaway Finance Corp., 5.000%, 8/15/2013	1,500,000	1,531,422
Berkshire Hathaway, Inc., 0.990%, 8/15/2014 (3)	1,000,000	1,010,199
Berkshire Hathaway, Inc., 4.500%, 2/11/2043 (1)	1,000,000	1,011,017
ING US, Inc., 5.500%, 7/15/2022 (1)(5)(6)	1,000,000	1,105,992
Lincoln National Corp., 7.000%, 6/15/2040	250,000	332,531
Marsh & McLennan Cos., Inc., 9.250%, 4/15/2019	350,000	471,830
MetLife, Inc., 1.546%, 8/6/2013 (3)	500,000	502,573
Unum Group, 5.750%, 8/15/2042	1,500,000	1,627,669

		8,876,841

Internet — 1.2%
eBay, Inc., 4.000%, 7/15/2042	4,000,000	3,716,952
Expedia, Inc., 5.950%, 8/15/2020	1,000,000	1,112,682

		4,829,634

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Investment Companies — 0.6%
IPIC GMTN, Ltd., 5.000%, 11/15/2020 (5)(6)	$1,000,000	$ 1,137,500
IPIC GMTN, Ltd., 6.875%, 11/1/2041 (5)(6)	1,000,000	1,355,000

		2,492,500

Iron/Steel — 1.3%
ArcelorMittal, 6.000%, 3/1/2021 (3)	750,000	797,221
ArcelorMittal, 7.500%, 10/15/2039 (3)	1,000,000	1,039,702
Cliffs Natural Resources, Inc., 4.800%, 10/1/2020 (1)	1,000,000	1,027,892
Vale SA, 5.625%, 9/11/2042 (1)	2,000,000	2,085,680

		4,950,495

Lodging — 0.2%
Wyndham Worldwide Corp., 7.375%, 3/1/2020	500,000	628,626

Media — 2.1%
CBS Corp., 8.875%, 5/15/2019	500,000	671,710
Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/2013	1,800,000	1,804,009
DIRECTV Holdings LLC, 5.150%, 3/15/2042 (1)	3,000,000	2,897,877
Turner Broadcasting System, Inc., 8.375%, 7/1/2013	2,500,000	2,562,247
Viacom, Inc., 6.125%, 10/5/2017 (1)	250,000	297,274

		8,233,117

Mining — 0.8%
Rio Tinto Finance USA, Ltd., 8.950%, 5/1/2014	350,000	383,199
Rio Tinto Finance USA, Ltd., 9.000%, 5/1/2019 (1)	400,000	557,252
Southern Copper Corp., 5.250%, 11/8/2042 (1)	1,000,000	971,670
Xstrata Finance Canada, Ltd., 5.300%, 10/25/2042 (5)(6)	1,000,000	996,520

		2,908,641

Oil & Gas — 2.7%
Chesapeake Energy Corp., 6.125%, 2/15/2021 (1)	1,000,000	1,065,000
Chesapeake Energy Corp., 6.775%, 3/15/2019 (1)	500,000	518,125
Dolphin Energy, Ltd., 5.500%, 12/15/2021 (5)(6)	1,500,000	1,732,500
Ecopetrol SA, 7.625%, 7/23/2019 (1)	500,000	633,750
Hess Corp., 8.125%, 2/15/2019	250,000	322,317
Nabors Industries, Inc., 9.250%, 1/15/2019	250,000	318,296
Pride International, Inc., 7.875%, 8/15/2040	1,000,000	1,447,678
Rowan Cos., Inc., 5.400%, 12/1/2042	3,000,000	3,038,313
Transocean, Inc., 7.350%, 12/15/2041 (1)	500,000	627,438
Transocean, Inc., 7.500%, 4/15/2031	250,000	305,584
Valero Energy Corp., 9.375%, 3/15/2019	250,000	343,981

		10,352,982

(See Notes which are an integral part of the Financial Statements)

BMO Funds

TCH Core Plus Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Oil & Gas Services — 0.1%
Weatherford International, Ltd., 9.625%, 3/1/2019	$ 250,000	$ 328,492

Packaging & Containers — 0.1%
Bemis Co., Inc., 6.800%, 8/1/2019	250,000	302,113

Pharmaceuticals — 1.7%
AbbVie, Inc., 4.400%, 11/6/2042 (1)(5)(6)	1,500,000	1,531,790
Actavis, Inc., 4.625%, 10/1/2042	1,500,000	1,519,692
Merck & Co., Inc., 5.300%, 12/1/2013	1,500,000	1,555,729
Zoetis, Inc., 4.700%, 2/1/2043 (1)(5)(6)	2,000,000	2,057,164

		6,664,375

Pipelines — 2.0%
El Paso Pipeline Partners Operating Co. LLC, 7.500%, 11/15/2040 (1)	750,000	997,493
Energy Transfer Partners LP, 5.150%, 2/1/2043 (1)	3,000,000	3,025,698
Energy Transfer Partners LP, 6.500%, 2/1/2042	1,000,000	1,158,313
Energy Transfer Partners LP, 9.000%, 4/15/2019	250,000	331,905
Kinder Morgan Energy Partners LP, 9.000%, 2/1/2019	250,000	335,807
MarkWest Energy Partners LP, 5.500%, 2/15/2023 (1)	750,000	791,250
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (5)(6)	1,250,000	1,101,562

		7,742,028

Real Estate Investment Trusts — 0.3%
EPR Properties, 5.750%, 8/15/2022 (1)	1,000,000	1,072,821

Retail — 2.7%
Limited Brands, Inc., 6.950%, 3/1/2033	2,500,000	2,562,500
Limited Brands, Inc., 7.600%, 7/15/2037	1,500,000	1,597,500
PVH Corp., 4.500%, 12/15/2022	400,000	396,500
QVC, Inc., 5.125%, 7/2/2022	1,500,000	1,589,067
Staples, Inc., 9.750%, 1/15/2014	250,000	268,901
Walgreen Co., 0.810%, 3/13/2014 (3)	1,500,000	1,504,393
Walgreen Co., 4.400%, 9/15/2042	2,500,000	2,466,180

		10,385,041

Semiconductors — 0.4%
Intel Corp., 4.250%, 12/15/2042	1,500,000	1,479,190
KLA-Tencor Corp., 6.900%, 5/1/2018	100,000	119,939

		1,599,129

Sovereign — 0.1%
Poland Government International Bond, 5.000%, 3/23/2022 (1)	500,000	572,775

Telecommunications — 6.3%
AT&T, Inc., 0.677%, 2/12/2016 (3)	4,000,000	4,020,780
British Telecommunications PLC, 1.434%, 12/20/2013 (3)	1,250,000	1,259,489
CenturyLink, Inc., 7.600%, 9/15/2039 (1)	2,000,000	1,970,122

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Telecommunications (continued)
CenturyLink, Inc., 7.650%, 3/15/2042 (1)	$ 2,000,000	$ 1,958,220
Frontier Communications Corp., 7.875%, 1/15/2027	2,500,000	2,493,750
Frontier Communications Corp., 8.125%, 10/1/2018 (1)	500,000	568,750
Frontier Communications Corp., 9.000%, 8/15/2031	500,000	517,500
Qtel International Finance, Ltd., 4.500%, 1/31/2043 (5)(6)	2,500,000	2,456,250
Telecom Italia Capital SA, 7.721%, 6/4/2038	1,750,000	1,841,196
Telefonica Europe BV, 8.250%, 9/15/2030 (1)	1,530,000	1,796,131
Vodafone Group PLC, 0.675%, 2/19/2016 (3)	4,000,000	4,005,916
Windstream Corp., 7.000%, 3/15/2019	500,000	513,750
Windstream Corp., 7.500%, 6/1/2022 (1)	1,000,000	1,057,500

		24,459,354

Transportation — 0.8%
Burlington Northern Santa Fe LLC, 7.000%, 2/1/2014	2,000,000	2,114,786
FedEx Corp., 8.000%, 1/15/2019	250,000	329,687
Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (5)(6)	500,000	602,000

		3,046,473

Trucking & Leasing — 1.0%
Aviation Capital Group Corp., 4.625%, 1/31/2018 (5)(6)	2,000,000	2,033,346
Penske Truck Leasing / PTL, 4.250%, 1/17/2023 (5)(6)	2,000,000	2,013,876

		4,047,222

Venture Capital — 0.9%
KKR Group Finance Co. II LLC, 5.500%, 2/1/2043 (5)(6)	3,500,000	3,457,790

Total Corporate Bonds & Notes (identified cost $178,080,371)		188,152,851

Municipals — 0.1%

California — 0.1%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	300,000	375,288

Total Municipals (identified cost $300,000)		375,288

U.S. Government & U.S. Government Agency Obligations — 25.7%

U.S. Treasury Bonds & Notes — 25.7%
0.625%, 7/15/2021 (1)	3,056,430	3,490,299
1.375%, 7/15/2018 (1)	2,129,680	2,501,375
1.750%, 5/15/2022 (1)	10,000,000	9,992,190
1.750%, 1/15/2028	1,644,105	2,094,564
2.125%, 1/15/2019	1,604,265	1,961,716
2.750%, 11/15/2042 (1)	5,000,000	4,654,690
3.000%, 5/15/2042 (1)	5,000,000	4,919,530
3.125%, 4/30/2013 (1)	5,000,000	5,025,585
3.125%, 8/31/2013 (1)	3,000,000	3,045,000
3.125%, 2/15/2043 (1)	3,000,000	3,018,282

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Schedule of Investments

TCH Core Plus Bond Fund (continued)

Description	Shares or Principal Amount	Value
U.S. Government & U.S. Government Agency Obligations (continued)

U.S. Treasury Bonds & Notes (continued)
3.375%, 6/30/2013	$15,000,000	$ 15,165,240
3.625%, 5/15/2013 (1)	15,000,000	15,110,745
4.000%, 2/15/2014 (1)	3,000,000	3,110,274
4.250%, 8/15/2013 (1)	15,000,000	15,287,115
4.250%, 11/15/2013 (1)	2,000,000	2,057,970
4.750%, 5/15/2014 (1)	7,500,000	7,911,915

Total U.S. Government & U.S. Government Agency Obligations (identified cost $98,231,429)		99,346,490

U.S. Government Agency-Mortgage Securities — 3.8%

Federal Home Loan Mortgage Corporation — 1.2%
4.000%, 12/1/2039	1,678,786	1,783,673
4.000%, 3/1/2041	676,269	718,944
4.000%, 11/1/2041	1,516,112	1,612,731
5.000%, 2/1/2039	363,417	391,005

		4,506,353

Federal National Mortgage Association — 0.8%
4.000%, 2/1/2041	1,221,359	1,303,529
4.000%, 2/1/2041 (1)	1,170,224	1,248,953
6.000%, 12/1/2038	223,719	245,281
6.500%, 10/1/2037	259,742	290,204

		3,087,967

Government National Mortgage Association — 1.8%
4.000%, 10/15/2040	1,304,487	1,428,166
4.000%, 12/15/2040	1,893,058	2,072,539
4.000%, 4/15/2041	1,648,612	1,794,098
5.500%, 8/20/2038	498,428	527,018
5.500%, 2/15/2039	264,292	289,982
6.000%, 10/15/2038	113,047	128,086
6.000%, 12/15/2038	371,679	421,125
6.000%, 1/15/2039	182,318	206,573

		6,867,587

Total U.S. Government Agency-Mortgage Securities
(identified cost $13,690,180)		14,461,907

Short-Term Investments — 57.2%

Collateral Pool Investments for Securities on Loan — 37.9%

Collateral pool allocation (12)		146,595,644

Commercial Paper — 1.3%
John Deere Bank SA, 0.100%, 4/3/2013 (9)	5,000,000	4,999,542

Mutual Funds — 7.0%
BMO Prime Money Market Fund, Class I, 0.070% (10)	26,915,290	26,915,290

U.S. Treasury Bills — 11.0%
0.030%, 3/7/2013 (1)(9)	$ 7,500,000	7,499,964
0.060%, 4/4/2013 (1)(9)	5,000,000	4,999,765
0.090%, 3/14/2013 (1)(9)	15,000,000	14,999,790
0.090%, 4/18/2013 (1)(9)	15,000,000	14,998,305

		42,497,824

Total Short-Term Investments (identified cost $221,007,846)		221,008,300

Total Investments — 140.9% (identified cost $531,699,904)		543,979,589
Other Assets and Liabilities — (40.9)%		(157,866,961)

Total Net Assets — 100.0%		$386,112,628

Portfolio Sector Allocations*
Sector	Fund
Asset-Backed Securities	5.2%
Commercial Mortgage Securities	0.2
Corporate Bonds & Notes	48.7
Municipals	0.1
U.S. Government & U.S. Government Agency Obligations	25.7
U.S. Government Agency-Mortgage Securities	3.8
Other Assets & Liabilities, Net	16.3

Total	100.0%

Monegy High Yield Bond Fund

Description	Principal Amount	Value
Corporate Bonds & Notes — 97.4%

Advertising — 0.4%
Lamar Media Corp., 5.875%, 2/1/2022	$ 61,000	$ 66,490
MDC Partners, Inc., 11.000%, 11/1/2016	250,000	276,875

		343,365

Aerospace/Defense — 1.0%
AAR Corp., 7.250%, 1/15/2022	195,000	209,138
Spirit Aerosystems, Inc., 6.750%, 12/15/2020	300,000	320,250
TransDigm, Inc., 5.500%, 10/15/2020 (5)(6)	55,000	57,475
TransDigm, Inc., 7.750%, 12/15/2018	277,000	305,392

		892,255

Agriculture — 0.4%
Alliance One International, Inc., 10.000%, 7/15/2016	204,000	216,495
Vector Group, Ltd., 7.750%, 2/15/2021 (5)(6)	133,000	137,323

		353,818

Airlines — 0.3%
Continental Airlines, Inc., 6.750%, 9/15/2015 (5)(6)	275,000	290,125

Apparel — 1.4%
Hanesbrands, Inc., 6.375%, 12/15/2020	275,000	299,063
Perry Ellis International, Inc., 7.875%, 4/1/2019	479,000	504,746
Quiksilver, Inc., 6.875%, 4/15/2015	427,000	429,135

		1,232,944

Auto Manufacturers — 0.9%
Chrysler Group LLC, Inc., 8.000%, 6/15/2019	365,000	401,956
Jaguar Land Rover Automotive PLC, 7.750%, 5/15/2018 (5)(6)	300,000	329,625
Oshkosh Corp., 8.500%, 3/1/2020	50,000	56,375

		787,956

Auto Parts & Equipment — 3.0%
American Axle & Manufacturing, Inc., 6.625%, 10/15/2022	201,000	206,527
Dana Holding Corp., 6.750%, 2/15/2021	320,000	350,000
Goodyear Tire & Rubber Co., 7.000%, 5/15/2022	68,000	71,230

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Monegy High Yield Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Auto Parts & Equipment (continued)
Goodyear Tire & Rubber Co., 8.250%, 8/15/2020	$183,000	$ 199,013
Lear Corp., 8.125%, 3/15/2020	270,000	302,400
Meritor, Inc., 10.625%, 3/15/2018	250,000	268,750
Pittsburgh Glass Works LLC, 8.500%, 4/15/2016 (5)(6)	358,000	362,475
Titan International, Inc., 7.875%, 10/1/2017	250,000	269,375
TRW Automotive, Inc., 8.875%, 12/1/2017 (5)(6)	260,000	285,350
Visteon Corp., 6.750%, 4/15/2019	311,000	332,770

		2,647,890

Banks — 0.8%
CIT Group, Inc., 5.375%, 5/15/2020	52,000	56,940
CIT Group, Inc., 5.500%, 2/15/2019 (5)(6)	564,000	616,170

		673,110

Beverages — 0.1%
Constellation Brands, Inc., 7.250%, 9/1/2016	65,000	74,019

Biotechnology — 0.3%
STHI Holding Corp., 8.000%, 3/15/2018 (5)(6)	278,000	305,105

Building Materials — 2.3%
Ainsworth Lumber Co., Ltd., 7.500%, 12/15/2017 (5)(6)	175,000	189,219
Gibraltar Industries, Inc., 6.250%, 2/1/2021 (5)(6)	314,000	333,232
HeidelbergCement Finance BV, 8.500%, 10/31/2019 (11)	275,000	451,793
Interline Brands, Inc., 10.000%, 11/15/2018 (5)(6)	231,000	255,111
Louisiana-Pacific Corp., 7.500%, 6/1/2020	389,000	443,460
Texas Industries, Inc., 9.250%, 8/15/2020	321,000	349,890

		2,022,705

Chemicals — 2.9%
Ferro Corp., 7.875%, 8/15/2018	200,000	199,500
Fufeng Group, Ltd., 7.625%, 4/13/2016 (5)(6)	250,000	254,375
Huntsman International LLC, 8.625%, 3/15/2020	300,000	336,000
Ineos Finance PLC, 7.500%, 5/1/2020 (5)(6)	70,000	75,775
Ineos Finance PLC, 8.375%, 2/15/2019 (5)(6)	215,000	236,231
Kraton Polymers LLC, 6.750%, 3/1/2019	300,000	313,500
Olin Corp., 8.875%, 8/15/2019	328,000	369,000
PolyOne Corp., 7.375%, 9/15/2020	216,000	240,300
Tronox Finance LLC, 6.375%, 8/15/2020 (5)(6)	362,000	361,095
U.S. Coatings Acquisition, Inc., 7.375%, 5/1/2021 (5)(6)	150,000	155,813

		2,541,589

Coal — 2.0%
Alpha Natural Resources, Inc., 6.000%, 6/1/2019	300,000	273,000

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Coal (continued)
Arch Coal, Inc., 7.250%, 6/15/2021	$325,000	$ 279,500
Consol Energy, Inc., 8.000%, 4/1/2017	74,000	80,845
Consol Energy, Inc., 8.250%, 4/1/2020	197,000	218,178
Peabody Energy Corp., 6.250%, 11/15/2021	250,000	261,250
Penn Virginia Resource Partners LP, 8.250%, 4/15/2018	164,000	173,430
SunCoke Energy Partners LP, 7.375%, 2/1/2020 (5)(6)	132,000	137,940
SunCoke Energy, Inc., 7.625%, 8/1/2019	335,000	355,937

		1,780,080

Commercial Services — 7.8%
ARC Document Solutions, Inc., 10.500%, 12/15/2016	250,000	248,125
Avis Budget Car Rental LLC, 8.250%, 1/15/2019	259,000	284,252
Cardtronics, Inc., 8.250%, 9/1/2018	290,000	319,000
CoreLogic, Inc., 7.250%, 6/1/2021	300,000	333,000
Deluxe Corp., 6.000%, 11/15/2020 (5)(6)	174,000	177,915
Deluxe Corp., 7.000%, 3/15/2019	447,000	484,995
DynCorp International, Inc., 10.375%, 7/1/2017	90,000	89,663
FTI Consulting, Inc., 6.000%, 11/15/2022 (5)(6)	58,000	60,175
FTI Consulting, Inc., 6.750%, 10/1/2020	316,000	337,330
Great Lakes Dredge & Dock Corp., 7.375%, 2/1/2019	264,000	285,780
H&E Equipment Services, Inc., 7.000%, 9/1/2022 (5)(6)	158,000	173,800
Hertz Corp., 6.750%, 4/15/2019 (5)(6)	63,000	68,198
Hertz Corp., 7.500%, 10/15/2018	300,000	329,250
Iron Mountain, Inc., 5.750%, 8/15/2024	170,000	170,425
Iron Mountain, Inc., 7.750%, 10/1/2019	250,000	278,750
Live Nation Entertainment, Inc., 7.000%, 9/1/2020 (5)(6)	183,000	197,183
Live Nation Entertainment, Inc., 8.125%, 5/15/2018 (5)(6)	413,000	450,170
Monitronics International, Inc., 9.125%, 4/1/2020	412,000	434,660
PHH Corp., 7.375%, 9/1/2019	78,000	88,140
PHH Corp., 9.250%, 3/1/2016	371,000	434,997
Rent-A-Center, Inc., 6.625%, 11/15/2020	205,000	221,912
RR Donnelley & Sons Co., 8.600%, 8/15/2016	300,000	339,000
United Rentals North America, Inc., 6.125%, 6/15/2023	34,000	35,870
United Rentals North America, Inc., 7.375%, 5/15/2020	33,000	36,300
United Rentals North America, Inc., 7.625%, 4/15/2022	110,000	122,375
United Rentals North America, Inc., 8.250%, 2/1/2021	57,000	64,909
United Rentals North America, Inc., 8.375%, 9/15/2020	300,000	331,500
United Rentals North America, Inc., 9.250%, 12/15/2019	25,000	28,625

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Schedule of Investments

Monegy High Yield Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Commercial Services (continued)
Valassis Communications, Inc., 6.625%, 2/1/2021	$414,000	$ 446,602

		6,872,901

Computers — 0.9%
Seagate HDD Cayman, 7.000%, 11/1/2021	397,000	432,730
SunGard Data Systems, Inc., 7.375%, 11/15/2018	300,000	323,625

		756,355

Cosmetics/Personal Care — 0.8%
Albea Beauty Holdings SA, 8.375%, 11/1/2019 (5)(6)	292,000	310,980
Elizabeth Arden, Inc., 7.375%, 3/15/2021	359,000	400,285

		711,265

Distribution/Wholesale — 0.3%
HD Supply, Inc., 10.500%, 1/15/2021 (5)(6)	246,000	254,918

Diversified Financial Services — 1.6%
Aircastle, Ltd., 6.250%, 12/1/2019	74,000	80,105
Aircastle, Ltd., 7.625%, 4/15/2020	185,000	213,212
Aircastle, Ltd., 9.750%, 8/1/2018	271,000	310,295
International Lease Finance Corp., 8.875%, 9/1/2017	252,000	303,660
National Money Mart Co., 10.375%, 12/15/2016	460,000	510,600

		1,417,872

Electric — 2.9%
AES Corp., 7.375%, 7/1/2021	42,000	47,670
AES Corp., 8.000%, 10/15/2017	300,000	348,000
Atlantic Power Corp., 9.000%, 11/15/2018	414,000	449,190
Calpine Corp., 7.500%, 2/15/2021 (5)(6)	574,000	627,095
GenOn Energy, Inc., 7.875%, 6/15/2017	132,000	147,180
GenOn Energy, Inc., 9.500%, 10/15/2018	381,000	455,295
NRG Energy, Inc., 6.625%, 3/15/2023 (5)(6)	146,000	156,220
NRG Energy, Inc., 8.250%, 9/1/2020	300,000	340,875

		2,571,525

Electrical Components & Equipment — 0.9%
Anixter, Inc., 5.625%, 5/1/2019	297,000	316,305
Belden, Inc., 5.500%, 9/1/2022 (5)(6)	419,000	431,570

		747,875

Engineering & Construction — 0.9%
Abengoa Finance SAU, 8.875%, 11/1/2017 (5)(6)	200,000	191,500
Dycom Investments, Inc., 7.125%, 1/15/2021	220,000	235,950
Dycom Investments, Inc., 7.125%, 1/15/2021 (5)(6)	113,000	119,498
MasTec, Inc., 7.625%, 2/1/2017	206,000	212,952
Tutor Perini Corp., 7.625%, 11/1/2018	34,000	36,040

		795,940

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Entertainment — 1.6%
Cinemark USA, Inc., 7.375%, 6/15/2021	$200,000	$ 223,000
National CineMedia LLC, 7.875%, 7/15/2021	502,000	562,240
Regal Entertainment Group, 5.750%, 2/1/2025	88,000	86,460
Regal Entertainment Group, 9.125%, 8/15/2018	250,000	281,875
Speedway Motorsports, Inc., 6.750%, 2/1/2019	250,000	267,812
Speedway Motorsports, Inc., 6.750%, 2/1/2019 (5)(6)	11,000	11,784

		1,433,171

Food — 3.4%
Chiquita Brands International, Inc., 7.875%, 2/1/2021 (5)(6)	219,000	223,380
Dean Holding Co., 6.900%, 10/15/2017	600,000	657,000
Del Monte Corp., 7.625%, 2/15/2019	575,000	599,438
JBS USA LLC, 7.250%, 6/1/2021 (5)(6)	505,000	525,200
JBS USA LLC, 8.250%, 2/1/2020 (5)(6)	184,000	199,180
Post Holdings, Inc., 7.375%, 2/15/2022	182,000	197,470
Smithfield Foods, Inc., 7.750%, 7/1/2017	380,000	438,900
TreeHouse Foods, Inc., 7.750%, 3/1/2018	135,000	146,306

		2,986,874

Forest Products & Paper — 1.5%
Clearwater Paper Corp., 4.500%, 2/1/2023 (5)(6)	3,000	2,948
Clearwater Paper Corp., 7.125%, 11/1/2018	333,000	362,137
Longview Fibre Paper & Packaging, Inc., 8.000%, 6/1/2016 (5)(6)	266,000	280,630
PH Glatfelter Co., 5.375%, 10/15/2020	118,000	123,900
Sappi Papier Holding GmbH, 6.625%, 4/15/2021 (5)(6)	200,000	208,000
Sappi Papier Holding GmbH, 7.750%, 7/15/2017 (5)(6)	300,000	332,625

		1,310,240

Healthcare-Products — 1.5%
Alere, Inc., 9.000%, 5/15/2016	350,000	369,250
Hanger, Inc., 7.125%, 11/15/2018	262,000	284,270
Physio-Control International, Inc., 9.875%, 1/15/2019 (5)(6)	235,000	266,138
Teleflex, Inc., 6.875%, 6/1/2019	400,000	437,000

		1,356,658

Healthcare-Services — 3.7%
CHS/Community Health Systems, Inc., 8.000%, 11/15/2019	471,000	522,221
DaVita HealthCare Partners, Inc., 6.625%, 11/1/2020	300,000	328,500
Gentiva Health Services, Inc., 11.500%, 9/1/2018	95,000	96,188
HCA, Inc., 5.875%, 3/15/2022	123,000	132,840
HCA, Inc., 7.500%, 2/15/2022	225,000	259,312
Health Management Associates, Inc., 7.375%, 1/15/2020	496,000	544,360

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Monegy High Yield Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Healthcare-Services (continued)
HealthSouth Corp., 5.750%, 11/1/2024	$ 62,000	$ 62,620
HealthSouth Corp., 8.125%, 2/15/2020	446,000	491,715
Kindred Healthcare, Inc., 8.250%, 6/1/2019	275,000	274,656
Select Medical Corp., 7.625%, 2/1/2015	1,000	1,001
Tenet Healthcare Corp., 6.750%, 2/1/2020	154,000	165,358
Tenet Healthcare Corp., 8.000%, 8/1/2020	320,000	350,400

		3,229,171

Holding Companies-Diversified — 0.3%
Boart Longyear Management Pty, Ltd., 7.000%, 4/1/2021 (5)(6)	280,000	291,900

Home Builders — 1.2%
KB Home, 7.500%, 9/15/2022	54,000	60,548
KB Home, 8.000%, 3/15/2020	186,000	215,992
Meritage Homes Corp., 7.150%, 4/15/2020	275,000	307,312
Ryland Group, Inc., 5.375%, 10/1/2022	119,000	122,124
Ryland Group, Inc., 6.625%, 5/1/2020	263,000	290,615
Ryland Group, Inc., 8.400%, 5/15/2017	32,000	38,040

		1,034,631

Home Furnishings — 0.3%
Tempur-Pedic International, Inc., 6.875%, 12/15/2020 (5)(6)	254,000	269,240

Household Products/Wares — 2.2%
American Greetings Corp., 7.375%, 12/1/2021	208,000	211,380
Central Garden and Pet Co., 8.250%, 3/1/2018	240,000	249,000
Jarden Corp., 7.500%, 1/15/2020	350,000	384,125
Prestige Brands, Inc., 8.125%, 2/1/2020	412,000	465,560
Spectrum Brands Escrow Corp., 6.375%, 11/15/2020 (5)(6)	28,000	29,855
Spectrum Brands Escrow Corp., 6.625%, 11/15/2022 (5)(6)	14,000	15,120
Spectrum Brands, Inc., 6.750%, 3/15/2020 (5)(6)	492,000	532,590

		1,887,630

Internet — 0.7%
CyrusOne LP, 6.375%, 11/15/2022 (5)(6)	127,000	134,302
Equinix, Inc., 7.000%, 7/15/2021	250,000	275,312
IAC/InterActiveCorp, 4.750%, 12/15/2022 (5)(6)	53,000	52,073
Netflix, Inc., 5.375%, 2/1/2021 (5)(6)	110,000	110,275
Netflix, Inc., 8.500%, 11/15/2017	22,000	24,130

		596,092

Iron/Steel — 1.8%
APERAM, 7.375%, 4/1/2016 (5)(6)	250,000	250,625
ArcelorMittal, 6.125%, 6/1/2018	85,000	91,758

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Iron/Steel (continued)
ArcelorMittal, 6.750%, 2/25/2022	$106,000	$ 116,916
ArcelorMittal, 7.500%, 10/15/2039	460,000	478,263
Commercial Metals Co., 7.350%, 8/15/2018	271,000	301,488
Steel Dynamics, Inc., 6.375%, 8/15/2022 (5)(6)	27,000	29,025
Steel Dynamics, Inc., 7.625%, 3/15/2020	255,000	284,325

		1,552,400

Leisure Time — 0.7%
Brunswick Corp., 7.375%, 9/1/2023	202,000	216,645
NCL Corp., Ltd., 5.000%, 2/15/2018 (5)(6)	14,000	14,140
Royal Caribbean Cruises, Ltd., 7.250%, 6/15/2016	300,000	340,500

		571,285

Lodging — 2.2%
Marina District Finance Co., Inc., 9.500%, 10/15/2015	523,000	540,324
Marina District Finance Co., Inc., 9.875%, 8/15/2018	60,000	61,950
MGM Resorts International, 6.625%, 12/15/2021	465,000	481,856
MGM Resorts International, 6.750%, 10/1/2020 (5)(6)	38,000	39,900
MGM Resorts International, 7.750%, 3/15/2022	243,000	268,211
MGM Resorts International, 8.625%, 2/1/2019	109,000	125,623
Wynn Las Vegas LLC, 5.375%, 3/15/2022	50,000	52,813
Wynn Las Vegas LLC, 7.750%, 8/15/2020	300,000	336,750

		1,907,427

Media — 3.3%
Block Communications, Inc., 7.250%, 2/1/2020 (5)(6)	334,000	364,060
Cablevision Systems Corp., 5.875%, 9/15/2022	125,000	121,875
Cablevision Systems Corp., 8.000%, 4/15/2020	358,000	399,170
CCO Holdings LLC, 7.375%, 6/1/2020	380,000	422,275
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	17,000	17,510
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	116,000	120,640
DISH DBS Corp., 5.000%, 3/15/2023 (5)(6)	459,000	457,852
DISH DBS Corp., 7.875%, 9/1/2019	225,000	267,469
Gannett Co., Inc., 7.125%, 9/1/2018	97,000	106,215
Gannett Co., Inc., 9.375%, 11/15/2017	300,000	328,500
XM Satellite Radio, Inc., 7.625%, 11/1/2018 (5)(6)	223,000	246,973

		2,852,539

Mining — 0.6%
FMG Resources August 2006 Pty, Ltd., 7.000%, 11/1/2015 (5)(6)	240,000	252,600
Vulcan Materials Co., 7.500%, 6/15/2021	259,000	304,325

		556,925

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Schedule of Investments

Monegy High Yield Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Miscellaneous Manufacturing — 0.5%
Bombardier, Inc., 6.125%, 1/15/2023 (5)(6)	$ 53,000	$ 54,590
Koppers, Inc., 7.875%, 12/1/2019	359,000	396,695

		451,285

Office Furnishings — 0.3%
Interface, Inc., 7.625%, 12/1/2018	244,000	265,045

Oil & Gas — 10.8%
Atlas Energy Holdings Operating Co. LLC, 7.750%, 1/15/2021 (5)(6)	297,000	289,018
Berry Petroleum Co., 6.750%, 11/1/2020	152,000	162,640
Bill Barrett Corp., 7.000%, 10/15/2022	80,000	83,000
Bill Barrett Corp., 7.625%, 10/1/2019	300,000	318,000
BreitBurn Energy Partners LP, 7.875%, 4/15/2022	55,000	58,713
BreitBurn Energy Partners LP, 8.625%, 10/15/2020	331,000	365,755
Calumet Specialty Products Partners LP, 9.375%, 5/1/2019	286,000	317,460
Chesapeake Energy Corp., 6.125%, 2/15/2021	14,000	14,910
Chesapeake Energy Corp., 6.625%, 8/15/2020	318,000	349,800
Chesapeake Energy Corp., 6.875%, 8/15/2018	125,000	133,125
Chesapeake Oilfield Operating LLC, 6.625%, 11/15/2019 (5)(6)	443,000	459,612
Cimarex Energy Co., 5.875%, 5/1/2022	126,000	135,135
Comstock Resources, Inc., 7.750%, 4/1/2019	75,000	77,250
Comstock Resources, Inc., 8.375%, 10/15/2017	305,000	324,062
Concho Resources, Inc., 6.500%, 1/15/2022	379,000	415,005
Continental Resources, Inc., 5.000%, 9/15/2022	157,000	169,560
Denbury Resources, Inc., 4.625%, 7/15/2023	26,000	25,545
Denbury Resources, Inc., 6.375%, 8/15/2021	175,000	192,063
Energy XXI Gulf Coast, Inc., 7.750%, 6/15/2019	220,000	237,050
EP Energy LLC, 9.375%, 5/1/2020	230,000	263,350
EV Energy Partners LP, 8.000%, 4/15/2019	386,000	406,265
EXCO Resources, Inc., 7.500%, 9/15/2018	250,000	238,750
Frontier Oil Corp., 6.875%, 11/15/2018	400,000	433,000
Gulfport Energy Corp., 7.750%, 11/1/2020 (5)(6)	276,000	289,800
Halcon Resources Corp., 8.875%, 5/15/2021 (5)(6)	127,000	137,160
Hercules Offshore, Inc., 7.125%, 4/1/2017 (5)(6)	169,000	182,943
Linn Energy LLC, 6.250%, 11/1/2019 (5)(6)	69,000	70,725
Linn Energy LLC, 7.750%, 2/1/2021	384,000	416,640
Linn Energy LLC, 8.625%, 4/15/2020	210,000	233,363
Northern Tier Energy LLC, 7.125%, 11/15/2020 (5)(6)	216,000	226,800

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Oil & Gas (continued)
Oasis Petroleum, Inc., 6.875%, 1/15/2023	$205,000	$ 225,500
Parker Drilling Co., 9.125%, 4/1/2018	275,000	299,062
Plains Exploration & Production Co., 6.500%, 11/15/2020	13,000	14,593
Plains Exploration & Production Co., 6.625%, 5/1/2021	5,000	5,594
Plains Exploration & Production Co., 6.750%, 2/1/2022	205,000	233,700
QEP Resources, Inc., 6.875%, 3/1/2021	247,000	284,667
SandRidge Energy, Inc., 7.500%, 3/15/2021	292,000	306,600
SandRidge Energy, Inc., 7.500%, 2/15/2023	104,000	109,460
Swift Energy Co., 7.875%, 3/1/2022	235,000	246,162
Swift Energy Co., 7.875%, 3/1/2022 (5)(6)	66,000	69,135
Unit Corp., 6.625%, 5/15/2021	404,000	422,180
W&T Offshore, Inc., 8.500%, 6/15/2019	260,000	279,500

		9,522,652

Oil & Gas Services — 2.1%
Calfrac Holdings LP, 7.500%, 12/1/2020 (5)(6)	373,000	376,730
Cie Generale de Geophysique — Veritas, 6.500%, 6/1/2021	300,000	313,500
Key Energy Services, Inc., 6.750%, 3/1/2021	168,000	172,110
Petroleum Geo-Services ASA, 7.375%, 12/15/2018 (5)(6)	250,000	276,250
Pioneer Energy Services Corp., 9.875%, 3/15/2018	265,000	290,837
SESI LLC, 7.125%, 12/15/2021	150,000	166,875
Trinidad Drilling, Ltd., 7.875%, 1/15/2019 (5)(6)	261,000	281,228

		1,877,530

Packaging & Containers — 1.4%
AEP Industries, Inc., 8.250%, 4/15/2019	364,000	396,760
Greif, Inc., 6.750%, 2/1/2017	265,000	296,800
Greif, Inc., 7.750%, 8/1/2019	100,000	117,000
Sealed Air Corp., 8.125%, 9/15/2019 (5)(6)	55,000	62,013
Sealed Air Corp., 8.375%, 9/15/2021 (5)(6)	300,000	343,500

		1,216,073

Pharmaceuticals — 2.2%
Endo Health Solutions, Inc., 7.000%, 12/15/2020	47,000	51,054
Endo Health Solutions, Inc., 7.250%, 1/15/2022	425,000	464,312
Grifols, Inc., 8.250%, 2/1/2018	340,000	374,850
NBTY, Inc., 9.000%, 10/1/2018	369,000	414,664
Valeant Pharmaceuticals International, 6.875%, 12/1/2018 (5)(6)	150,000	163,687
Valeant Pharmaceuticals International, 7.250%, 7/15/2022 (5)(6)	100,000	110,875
Warner Chilcott Co. LLC, 7.750%, 9/15/2018	310,000	336,350

		1,915,792

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Monegy High Yield Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Pipelines — 2.9%
Atlas Pipeline Partners LP, 6.625%, 10/1/2020 (5)(6)	$ 57,000	$ 59,850
Atlas Pipeline Partners LP, 6.625%, 10/1/2020 (5)6)	55,000	57,750
Copano Energy LLC, 7.125%, 4/1/2021	332,000	381,385
Crosstex Energy LP, 8.875%, 2/15/2018	250,000	270,625
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019	136,000	141,440
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019 (5)(6)	132,000	137,280
El Paso LLC, 7.250%, 6/1/2018	250,000	287,358
Genesis Energy LP, 7.875%, 12/15/2018	320,000	352,800
Holly Energy Partners LP, 6.500%, 3/1/2020 (5)(6)	42,000	45,150
Holly Energy Partners LP, 8.250%, 3/15/2018	300,000	327,000
MarkWest Energy Partners LP, 6.500%, 8/15/2021	163,000	176,855
Targa Resources Partners LP, 5.250%, 5/1/2023 (5)(6)	64,000	66,240
Targa Resources Partners LP, 6.375%, 8/1/2022	250,000	273,750

		2,577,483

Real Estate Investment Trusts — 0.9%
iStar Financial, Inc., 7.125%, 2/15/2018	132,000	137,610
MPT Operating Partnership LP, 6.375%, 2/15/2022	159,000	170,329
MPT Operating Partnership LP, 6.875%, 5/1/2021	298,000	322,957
Omega Healthcare Investors, Inc., 5.875%, 3/15/2024	70,000	74,725
Potlatch Corp., 7.500%, 11/1/2019	59,000	67,260

		772,881

Retail — 5.6%
AmeriGas Finance LLC, 6.750%, 5/20/2020	130,000	140,725
AmeriGas Finance LLC, 7.000%, 5/20/2022	8,000	8,680
AmeriGas Partners LP, 6.500%, 5/20/2021	250,000	267,500
Asbury Automotive Group, Inc., 8.375%, 11/15/2020	320,000	358,400
Brown Shoe Co., Inc., 7.125%, 5/15/2019	364,000	384,020
Claire’s Stores, Inc., 9.000%, 3/15/2019 (5)(6)	256,000	285,440
Dillard’s, Inc., 7.130%, 8/1/2018	491,000	562,195
Limited Brands, Inc., 5.625%, 2/15/2022	137,000	145,563
Limited Brands, Inc., 7.000%, 5/1/2020	300,000	347,625
Pantry, Inc., 8.375%, 8/1/2020 (5)(6)	266,000	286,947
Penske Automotive Group, Inc., 5.750%, 10/1/2022 (5)(6)	236,000	248,095
Ruby Tuesday, Inc., 7.625%, 5/15/2020 (5)(6)	275,000	270,875
Sally Holdings LLC, 6.875%, 11/15/2019	300,000	336,000

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Retail (continued)
Sears Holdings Corp., 6.625%, 10/15/2018	$618,000	$ 597,142
Sonic Automotive, Inc., 7.000%, 7/15/2022	161,000	179,515
Sonic Automotive, Inc., 9.000%, 3/15/2018	193,000	213,265
Suburban Propane Partners LP, 7.500%, 10/1/2018	261,000	283,185

		4,915,172

Semiconductors — 0.9%
Advanced Micro Devices, Inc., 7.500%, 8/15/2022 (5)(6)	52,000	44,720
Advanced Micro Devices, Inc., 8.125%, 12/15/2017	500,000	482,500
Amkor Technology, Inc., 6.375%, 10/1/2022	268,000	266,325

		793,545

Software — 0.3%
MedAssets, Inc., 8.000%, 11/15/2018	222,000	244,200

Storage/Warehousing — 0.3%
Mobile Mini, Inc., 7.875%, 12/1/2020	244,000	272,670

Telecommunications — 10.5%
CenturyLink, Inc., 5.800%, 3/15/2022	283,000	288,307
Cincinnati Bell, Inc., 8.375%, 10/15/2020	135,000	142,762
Cincinnati Bell, Inc., 8.750%, 3/15/2018	264,000	271,260
Crown Castle International Corp., 5.250%, 1/15/2023 (5)(6)	29,000	29,834
DigitalGlobe, Inc., 5.250%, 2/1/2021 (5)(6)	111,000	110,584
Earthlink, Inc., 8.875%, 5/15/2019	563,000	588,335
Frontier Communications Corp., 7.125%, 1/15/2023	273,000	281,531
Frontier Communications Corp., 8.250%, 4/15/2017	250,000	286,875
Frontier Communications Corp., 9.250%, 7/1/2021	254,000	293,370
GCI, Inc., 6.750%, 6/1/2021	109,000	104,095
GCI, Inc., 8.625%, 11/15/2019	300,000	318,750
Hughes Satellite Systems Corp., 6.500%, 6/15/2019	79,000	86,900
Hughes Satellite Systems Corp., 7.625%, 6/15/2021	300,000	343,500
Inmarsat Finance PLC, 7.375%, 12/1/2017 (5)(6)	200,000	215,000
Integra Telecom Holdings, Inc., 10.750%, 4/15/2016 (5)(6)	408,000	434,520
ITC Deltacom, Inc., 10.500%, 4/1/2016	14,000	14,840
Level 3 Communications, Inc., 8.875%, 6/1/2019 (5)(6)	33,000	35,764
Level 3 Financing, Inc., 8.125%, 7/1/2019	197,000	215,715
Level 3 Financing, Inc., 8.625%, 7/15/2020	258,000	287,347
MetroPCS Wireless, Inc., 6.625%, 11/15/2020	330,000	346,500
MetroPCS Wireless, Inc., 7.875%, 9/1/2018	100,000	108,375
SBA Communications Corp., 5.625%, 10/1/2019 (5)(6)	27,000	27,911

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Schedule of Investments

Monegy High Yield Bond Fund (continued)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes (continued)

Telecommunications (continued)
SBA Telecommunications, Inc., 5.750%, 7/15/2020 (5)(6)	$ 41,000	$ 42,794
SBA Telecommunications, Inc., 8.250%, 8/15/2019	250,000	277,500
Sprint Capital Corp., 6.875%, 11/15/2028	50,000	50,750
Sprint Nextel Corp., 6.000%, 11/15/2022	149,000	151,235
Sprint Nextel Corp., 7.000%, 3/1/2020 (5)(6)	103,000	120,768
Sprint Nextel Corp., 7.000%, 8/15/2020	675,000	737,437
Sprint Nextel Corp., 9.000%, 11/15/2018 (5)(6)	264,000	328,020
tw telecom holdings, Inc., 8.000%, 3/1/2018	300,000	327,750
ViaSat, Inc., 6.875%, 6/15/2020	576,000	619,200
Virgin Media Finance PLC, 8.375%, 10/15/2019	75,000	84,000
West Corp., 7.875%, 1/15/2019	175,000	183,750
Wind Acquisition Finance SA, 7.250%, 2/15/2018 (5)(6)	435,000	450,225
Wind Acquisition Finance SA, 11.750%, 7/15/2017 (5)(6)	400,000	423,000
Windstream Corp., 6.375%, 8/1/2023 (5)(6)	52,000	51,220
Windstream Corp., 7.750%, 10/1/2021	350,000	378,875
Windstream Corp., 7.875%, 11/1/2017	125,000	142,188

		9,200,787

Transportation — 1.8%
Air Medical Group Holdings, Inc., 9.250%, 11/1/2018	108,000	120,015
ERA Group, Inc., 7.750%, 12/15/2022 (5)(6)	288,000	295,200
Gulfmark Offshore, Inc., 6.375%, 3/15/2022	469,000	486,587
Martin Midstream Partners LP, 8.875%, 4/1/2018	348,000	374,100
PHI, Inc., 8.625%, 10/15/2018	257,000	280,773

		1,556,675

Total Corporate Bonds & Notes (identified cost $81,418,460)		85,491,585

Short-Term Investments — 0.8%

Mutual Funds — 0.8%
BMO Prime Money Market Fund, Class I, 0.070% (10)	719,822	719,822

Total Short-Term Investments (identified cost $719,822)		719,822

Total Investments — 98.2% (identified cost $82,138,282)		86,211,407
Other Assets and Liabilities — 1.8%		1,616,418

Total Net Assets — 100.0%		$87,827,825

Portfolio Sector Allocations*
Sector	Fund
Corporate Bonds & Notes	97.4%
Other Assets & Liabilities, Net	2.6

Total	100.0%

Government Money Market Fund

Description	Shares or Principal Amount	Value
Municipals — 16.2%

Arizona — 2.5%
Maricopa County Industrial Development Authority, FNMA, 0.110%, 9/15/2035 (3)	$11,855,000	$11,855,000

California — 7.0%
Abag Finance Authority for Nonprofit Corporations, FNMA, 0.140%, 7/15/2035 (3)(7)	5,000,000	5,000,000
California Statewide Communities Development Authority, FNMA, 0.110%, 12/15/2037 (3)(7)	12,000,000	12,000,000
City of Concord, FHLMC, 0.140%, 12/1/2016 (3)(7)	4,010,000	4,010,000
Santa Cruz Redevelopment Agency, FNMA, 0.120%, 8/15/2035 (3)(7)	12,000,000	12,000,000

		33,010,000

Federal Home Loan Mortgage Corporation — 3.7%
Federal Home Loan Mortgage Corp., 0.170%, 9/15/2038 (3)(7)	5,335,000	5,335,000
Federal Home Loan Mortgage Corp., 0.150%, 7/15/2050 (3)(7)	11,790,000	11,790,000

		17,125,000

Maryland — 3.0%
Prince Georges County Housing Authority, FHLMC, 0.130%, 2/1/2040 (3)(7)	13,900,000	13,900,000

Total Municipals		75,890,000

Mutual Funds — 4.3%
BlackRock Liquidity Funds T-Funds, 0.070%	20,000,000	20,000,000

Total Mutual Funds		20,000,000

Repurchase Agreements — 47.5%
Agreement with Barclays Capital, Inc., 0.150%, dated 2/28/2013, to be repurchased at $50,000,208 on 3/1/2013, collateralized by a U.S. Government Treasury Obligation with a maturity of 2/28/2015, with a market value of $51,000,080	$50,000,000	50,000,000

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Government Money Market Fund (continued)

Description	Principal Amount	Value
Repurchase Agreements (continued)
Agreement with Deutsche Bank Securities, Inc., 0.200%, dated 2/28/2013, to be repurchased at $90,000,500 on 3/1/2013, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2043, with a market value of $91,800,001	$90,000,000	$ 90,000,000
Agreement with Fixed Income Clearing Corp., 0.020%, dated 2/28/2013, to be repurchased at $32,876,091 on 3/1/2013, collateralized by U.S. Government Agency Obligations with various maturities to 4/30/2015, with a market value of $33,536,619	32,876,073	32,876,073
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.160%, dated 2/28/2013, to be repurchased at $50,000,222 on 3/1/2013, collateralized by a U.S. Government Agency Obligation with a maturity of 10/1/2042, with a market value of $51,000,001	50,000,000	50,000,000

Total Repurchase Agreements		222,876,073

U.S. Government & U.S. Government Agency Obligations — 32.0%

Federal Farm Credit Bank — 2.1%
0.357%, 6/14/2013 (3)	10,000,000	10,004,869

Federal Home Loan Bank — 18.8%
0.125%, 9/3/2013 (9)	6,130,000	6,126,021
0.125%, 2/25/2014	10,000,000	9,992,800
0.140%, 7/29/2013 (9)	7,000,000	6,995,905
0.145%, 4/12/2013 (3)	15,000,000	15,000,000
0.161%, 4/25/2013 (3)	10,000,000	9,999,848
0.169%, 6/5/2014 (3)	10,000,000	9,997,424
0.250%, 7/1/2013	10,000,000	9,998,880
0.315%, 4/11/2013 (3)	10,000,000	10,000,000
0.325%, 4/11/2013 (3)	10,000,000	10,000,000

		88,110,878

Federal Home Loan Mortgage Corporation — 7.2%
0.151%, 9/4/2013 (9)	5,000,000	4,996,105
0.191%, 9/13/2013 (9)	10,000,000	9,989,698
0.375%, 10/30/2013	4,250,000	4,255,794
0.500%, 10/15/2013	4,355,000	4,364,256
0.875%, 10/28/2013	10,000,000	10,047,505

		33,653,358

Federal National Mortgage Association — 3.9%
0.150%, 3/6/2013 (9)	2,200,000	2,199,973
0.150%, 8/14/2013 (9)	9,948,000	9,941,119
1.350%, 3/21/2014	2,000,000	2,024,336
2.750%, 2/5/2014	4,360,000	4,463,765

		18,629,193

Total U.S. Government & U.S. Government Agency Obligations		150,398,298

Total Investments — 100.0% (at amortized cost)		469,164,371
Other Assets and Liabilities — 0.0%		79,579

Total Net Assets — 100.0%		$469,243,950

Portfolio Sector Allocations*
Sector	Fund
Municipals	16.2%
Mutual Funds	4.3
Repurchase Agreements	47.5
U.S. Government & U.S. Government Agency Obligations	32.0
Other Assets & Liabilities, Net	0.0

Total	100.0%

Tax-Free Money Market Fund

Description	Principal Amount	Value
Municipals — 96.5%

Alabama — 5.7%
Chatom Industrial Development Board, 0.530%, 8/1/2037 (3)	$11,500,000	$11,500,000
Chatom Industrial Development Board, 0.550%, 12/1/2024 (3)	8,000,000	8,000,000
Chatom Industrial Development Board, 0.550%, 11/15/2038 (3)	2,605,000	2,605,000
Eutaw Industrial Development Board, 0.140%, 12/1/2020 (3)	6,550,000	6,550,000
Mobile Industrial Development Board, 0.580%, 9/13/2013 (3)	16,500,000	16,500,250
Parrish Industrial Development Board, 0.110%, 6/1/2015 (3)	10,000,000	10,000,000

		55,155,250

California — 8.0%
California State University, 0.190%, 5/1/2015 (3)	9,210,000	9,210,000
Deutsche Bank Spears/Lifers Trust, 0.210%, 12/1/2031 (3)	1,895,000	1,895,000
Deutsche Bank Spears/Lifers Trust, 0.210%, 2/1/2038 (3)	2,000,000	2,000,000
Deutsche Bank Spears/Lifers Trust, 0.260%, 8/1/2042 (3)	17,700,000	17,700,000
Fontana Unified School District, 0.190%, 2/1/2016 (3)	3,765,000	3,765,000
State of California, 0.190%, 3/1/2035 (3)	12,250,000	12,250,000
Wells Fargo Stage Trust, 0.200%, 8/1/2034 (3)(5)(6)	15,045,000	15,045,000
Wells Fargo Stage Trust, 0.200%, 8/1/2037 (3)(5)(6)	6,430,000	6,430,000
Wells Fargo Stage Trust, 0.200%, 8/1/2032 (3)(5)(6)	9,455,000	9,455,000

		77,750,000

Colorado — 4.5%
Colorado Health Facilities Authority, 0.160%, 1/1/2035 (3)	7,500,000	7,500,000
Colorado Housing & Finance Authority, 0.110%, 10/1/2030 (3)	23,935,000	23,935,000
Colorado Housing & Finance Authority, 0.110%, 4/1/2038 (3)	6,520,000	6,520,000
Puttable Floating Option Tax-Exempt Receipts, 0.460%, 12/1/2028 (3)	5,700,000	5,700,000

		43,655,000

District of Columbia — 0.6%
District of Columbia, 0.260%, 10/1/2023 (3)	3,575,000	3,575,000

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Schedule of Investments

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

District of Columbia (continued)
District of Columbia, 0.260%, 3/1/2026 (3)	$ 1,920,000	$ 1,920,000

		5,495,000

Florida — 12.8%
City of Gulf Breeze, 1.000%, 12/1/2013 (3)	14,970,000	14,970,000
City of West Palm Beach, 0.400%, 10/1/2038 (3)	30,000,000	30,000,000
Collier County Educational Facilities Authority, 0.120%, 10/1/2036 (3)	3,235,000	3,235,000
County of Brevard, 0.260%, 10/1/2019 (3)	1,825,000	1,825,000
County of Miami-Dade, 0.140%, 7/1/2031 (3)(5)(6)	9,900,000	9,900,000
Florida Municipal Power Agency, 0.120%, 10/1/2035 (3)	8,500,000	8,500,000
Jacksonville Pollution Control, 0.220%, 3/14/2013	28,300,000	28,300,000
JP Morgan Chase Putters/Drivers Trust, 0.130%, 7/1/2013 (3)(5)(6)	13,000,000	13,000,000
JP Morgan Chase Putters/Drivers Trust, 0.210%, 11/1/2015 (3)(5)(6)	7,400,000	7,400,000
Orange County Industrial Development Authority, 0.260%, 10/1/2023 (3)	2,730,000	2,730,000
Putnam County Development Authority, 0.120%, 9/1/2024 (3)	4,400,000	4,400,000

		124,260,000

Georgia — 3.9%
Appling County Development Authority, 0.130%, 9/1/2029 (3)	3,700,000	3,700,000
Columbia County Development Authority, 0.210%, 8/1/2018 (3)	1,900,000	1,900,000
County of DeKalb, 0.130%, 4/1/2023 (3)(5)(6)	9,600,000	9,600,000
County of DeKalb, 0.140%, 10/1/2035 (3)(5)(6)	11,990,000	11,990,000
Monroe County Development Authority, 0.130%, 12/1/2041 (3)	7,000,000	7,000,000
Savannah Economic Development Authority, 0.140%, 1/1/2016 (3)	4,085,000	4,085,000

		38,275,000

Idaho — 0.5%
Idaho Housing & Finance Association, FHLMC, 0.150%, 9/1/2044 (3)	4,950,000	4,950,000

Illinois — 6.2%
City of Galesburg, 0.130%, 7/1/2024 (3)	3,100,000	3,100,000
Deutsche Bank Spears/Lifers Trust, 0.190%, 12/1/2030 (3)	10,465,000	10,465,000
Deutsche Bank Spears/Lifers Trust, 0.210%, 1/1/2026 (3)	18,000,000	18,000,000
Illinois Finance Authority, 0.140%, 8/15/2033 (3)	4,200,000	4,200,000

Description	Principal Amount	Value
Municipals (continued)

Illinois (continued)
Illinois Housing Development Authority, 0.140%, 8/1/2042 (3)	$ 8,500,000	$ 8,500,000
Jackson-Union Counties Regional Port District, 0.130%, 4/1/2024 (3)	2,300,000	2,300,000
JP Morgan Chase Putters/Drivers Trust, 0.210%, 11/1/2023 (3)(5)(6)	6,375,000	6,375,000
Phoenix Realty Special Account-U LP, 0.230%, 4/1/2020 (3)	6,075,000	6,075,000
Village of McCook, 0.150%, 12/1/2021 (3)	1,700,000	1,700,000

		60,715,000

Indiana — 0.8%
Barclays Capital Municipal Trust Receipts, 0.220%, 4/1/2030 (3)(5)(6)	7,770,000	7,770,000

Iowa — 2.1%
Iowa Finance Authority, 0.130%, 6/1/2027 (3)	6,870,000	6,870,000
Iowa Finance Authority, 0.160%, 2/1/2027 (3)	3,250,000	3,250,000
Iowa Finance Authority, 0.160%, 12/1/2042 (3)	10,000,000	10,000,000

		20,120,000

Kansas — 0.9%
City of Burlington, 0.400%, 3/14/2013	4,695,000	4,695,000
City of Burlington, 0.400%, 3/14/2013	4,000,000	4,000,000

		8,695,000

Kentucky — 3.8%
City of Hazard, 1.000%, 12/1/2013	10,000,000	10,037,455
County of Mason, 0.310%, 10/15/2014 (3)	8,200,000	8,200,000
County of Mason, 0.310%, 10/15/2014 (3)	5,325,000	5,325,000
County of Warren, 0.130%, 6/1/2030 (3)	10,270,000	10,270,000
Hardin County Water District No. 1, 0.140%, 9/1/2022 (3)	2,890,000	2,890,000

		36,722,455

Louisiana — 2.3%
Louisiana Housing Finance Agency, 0.650%, 8/1/2013 (3)	7,350,000	7,350,000
Parish of St. James, 0.590%, 11/1/2039 (3)	10,000,000	10,000,000
Wells Fargo Stage Trust, 0.200%, 12/1/2040 (3)(5)(6)	4,995,000	4,995,000

		22,345,000

Maryland — 0.2%
Montgomery County Housing Opportunites Commission, 0.130%, 7/1/2027 (3)	1,995,000	1,995,000

Massachusetts — 2.7%
BB&T Municipal Trust, 0.200%, 10/1/2028 (3)(5)(6)	12,285,000	12,285,000
Massachusetts Development Finance Agency, 0.120%, 7/1/2032 (3)	13,500,000	13,500,000

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Massachusetts (continued)
Massachusetts Industrial Finance Agency, 0.140%, 12/1/2019 (3)	$ 1,000,000	$ 1,000,000

		26,785,000

Michigan — 1.0%
City of Detroit Sewage Disposal System Revenue, 0.210%, 7/1/2029 (3)	8,930,000	8,930,000
Michigan Strategic Fund, 0.120%, 6/1/2039 (3)	1,100,000	1,100,000

		10,030,000

Minnesota — 0.7%
City of Bloomington, 0.160%, 12/1/2015 (3)	880,000	880,000
City of Bloomington, 0.160%, 12/1/2015 (3)	835,000	835,000
City of Eagan, FNMA, 0.120%, 1/15/2026 (3)	1,900,000	1,900,000
City of Ramsey, 0.230%, 12/1/2023 (3)	2,835,000	2,835,000

		6,450,000

Mississippi — 1.6%
Claiborne County, 0.490%, 5/15/2013	5,500,000	5,500,000
Mississippi Business Finance Corp., 0.500%, 5/1/2037 (3)	10,320,000	10,320,000

		15,820,000

Missouri — 2.0%
Greene County Industrial Development Authority, 0.210%, 5/1/2039 (3)	1,265,000	1,265,000
Missouri Development Finance Board, 0.160%, 3/19/2013	10,000,000	10,000,000
Puttable Floating Option Tax-Exempt Receipts, 0.250%, 11/15/2042 (3)(5)(6)	8,440,000	8,440,000

		19,705,000

Nebraska — 0.7%
Nebraska Investment Finance Authority, 0.160%, 12/1/2037 (3)	6,500,000	6,500,000
Nebraska Investment Finance Authority, 0.180%, 9/1/2031 (3)	600,000	600,000

		7,100,000

New Hampshire — 3.4%
New Hampshire Business Finance Authority, 1.080%, 9/1/2030 (3)	25,000,000	25,000,000
Wells Fargo Stage Trust, 0.200%, 7/1/2053 (3)(5)(6)	8,255,000	8,255,000

		33,255,000

New Jersey — 2.0%
Borough of Wildwood Crest, 1.250%, 10/16/2013	7,419,400	7,449,471
Township of Edison, 0.750%, 8/30/2013	8,860,000	8,870,954
Township of Edison, 0.750%, 8/30/2013	3,410,000	3,413,364

		19,733,789

Description	Principal Amount	Value
Municipals (continued)

New York — 6.2%
Binghamton City School District, State Aid Withholding, 1.000%, 1/24/2014	$ 7,200,000	$ 7,223,169
Eagle Tax-Exempt Trust, 0.150%, 6/15/2035 (3)(5)(6)	9,475,000	9,475,000
New York State Thruway Authority, 0.230%, 1/1/2014 (3)	4,995,000	4,995,000
Ogdensburg Enlarged City School District, State Aid Withholding, 1.250%, 6/28/2013	4,000,000	4,005,296
Patchogue-Medford Union Free School District, State Aid Withholding, 1.000%, 6/20/2013	16,500,000	16,525,570
Utica Industrial Development Agency, 0.170%, 7/15/2029 (3)	7,040,000	7,040,000
Westchester County Industrial Development Agency, 0.150%, 1/1/2031 (3)	6,500,000	6,500,000
Whitesboro Central School District, State Aid Withholding, 1.000%, 6/28/2013	4,465,000	4,470,218

		60,234,253

North Carolina — 1.0%
BB&T Municipal Trust, 0.230%, 6/1/2013 (3)	9,550,000	9,550,000

Ohio — 3.0%
County of Warren, 0.300%, 9/1/2015 (3)	5,190,000	5,190,000
Montgomery County Transportation Improvement District, 1.375%, 3/28/2013	11,265,000	11,270,582
Ohio State Higher Educational Facility Commission, 0.190%, 1/15/2046 (3)	11,250,000	11,250,000
Township of Miami/Montgomery County, 1.375%, 3/28/2013	1,260,000	1,260,624

		28,971,206

Oklahoma — 0.3%
Tulsa Industrial Authority, 0.310%, 11/1/2026 (3)	2,585,000	2,585,000

Pennsylvania — 4.9%
Barclays Capital Municipal Trust Receipts, FHA, 0.220%, 8/1/2038 (3)(5)(6)	11,090,000	11,090,000
Butler County Hospital Authority, 0.130%, 10/1/2032 (3)	11,145,000	11,145,000
Chambersburg Municipal Authority, 0.150%, 11/1/2037 (3)	10,000,000	10,000,000
JP Morgan Chase Putters/Drivers Trust, 0.310%, 12/1/2019 (3)(5)(6)	5,335,000	5,335,000
Montgomery County Industrial Development Authority, FHA, 0.150%, 2/1/2018 (3)(5)(6)	10,425,000	10,425,000

		47,995,000

South Carolina — 0.5%
South Carolina Jobs-Economic Development Authority, 0.190%, 6/1/2030 (3)	5,000,000	5,000,000

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Schedule of Investments

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

South Dakota — 1.4%
South Dakota Housing Development Authority, 0.180%, 5/1/2048 (3)	$ 7,115,000	$ 7,115,000
South Dakota Housing Development Authority, 0.190%, 11/1/2048 (3)	6,525,000	6,525,000

		13,640,000

Texas — 4.1%
Atascosa County Industrial Development Corp., 0.240%, 6/30/2020 (3)	3,700,000	3,700,000
Dallam County Industrial Development Corp., 0.160%, 5/1/2039 (3)	2,800,000	2,800,000
Dickinson Independent School District, 0.470%, 8/1/2013 (3)	7,000,000	7,000,000
Gulf Coast Waste Disposal Authority, 0.090%, 12/1/2039 (3)	10,100,000	10,100,000
JP Morgan Chase Putters/Drivers Trust, 0.120%, 10/1/2029 (3)(5)(6)	2,165,000	2,165,000
JP Morgan Chase Putters/Drivers Trust, 0.150%, 3/1/2016 (3)(5)(6)	11,365,000	11,365,000
San Gabriel Industrial Development Corp., 0.120%, 6/1/2029 (3)	2,635,000	2,635,000

		39,765,000

Virginia — 1.2%
Albermarle County Economic Development Authority, 0.130%, 3/1/2039 (3)	7,000,000	7,000,000
Barclays Capital Municipal Trust Receipts, 0.220%, 2/1/2028 (3)(5)(6)	3,335,000	3,335,000
Suffolk Redevelopment & Housing Authority, 0.260%, 9/1/2019 (3)	1,005,000	1,005,000

		11,340,000

Washington — 3.0%
Barclays Capital Municipal Trust Receipts, 0.220%, 6/1/2039 (3)(5)(6)	11,250,000	11,250,000
Central Puget Sound Regional Transit Authority, 0.140%, 11/1/2034 (3)(5)(6)	4,250,000	4,250,000
Central Puget Sound Regional Transit Authority, 0.110%, 11/1/2015 (3)	8,380,000	8,380,000
County of King, 0.130%, 1/1/2032 (3)	1,125,000	1,125,000
Washington State Housing Finance Commission, 0.210%, 7/1/2028 (3)	3,930,000	3,930,000

		28,935,000

Wisconsin — 4.5%
City of Milwaukee, 0.270%, 2/15/2032 (3)	15,000,000	15,000,000

Description	Shares or Principal Amount	Value
Municipals (continued)

Wisconsin (continued)
Glendale-River Hills School District, 1.000%, 4/17/2013	$ 1,500,000	$ 1,501,060
Sun Prairie Area School District, 1.000%, 11/1/2013	9,000,000	9,023,853
Wisconsin Health & Educational Facilities Authority, 0.190%, 8/15/2034 (3)	14,000,000	14,000,000
Wisconsin Housing & Economic Development Authority, 0.210%, 5/1/2037 (3)	4,520,000	4,520,000

		44,044,913

Total Municipals		938,841,866

Mutual Funds — 2.4%
Federated Tax-Free Obligations Fund, Class I, 0.010%	23,553,397	23,553,397

Total Mutual Funds		23,553,397

Total Investments — 98.9% (at amortized cost)		962,395,263
Other Assets and Liabilities — 1.1%		10,776,408

Total Net Assets — 100.0%		$973,171,671

Portfolio Sector Allocations*
Sector	Fund
Municipals	96.5%
Mutual Funds	2.4
Other Assets & Liabilities, Net	1.1

Total	100.0%

Municipal Issuance/Industry Type*
Issuance/Industry	Fund
General Obligation
School District	7.2%
State or Local	11.7

Total General Obligation	18.9
Revenue Bonds
Appropriation	6.1
Education	9.3
General Revenue	3.5
Healthcare	11.4
Housing	9.2
Industrial Revenue	14.4
Power	1.3
Special Tax	6.8
Transportation	2.5
Water & Sewer	13.1

Total Revenue Bonds	77.6
Other Assets & Liabilities, Net	3.5

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Prime Money Market Fund

Description	Principal Amount	Value
Certificates of Deposit — 13.2%

Banks — 13.2%
Bank of Nova Scotia/Houston, 0.510%, 3/27/2014 (3)	$ 2,000,000	$ 2,003,425
Canadian Imperial Bank of Commerce/New York, 0.330%, 11/8/2013 (3)	75,000,000	75,000,000
Rabobank Nederland NY, 0.454%, 10/15/2013 (3)	25,000,000	25,000,000
Royal Bank of Canada/New York, 0.360%, 2/28/2014 (3)	35,000,000	35,000,000
Royal Bank of Canada/New York, 0.370%, 2/3/2014 (3)	75,000,000	75,000,000
Skandinaviska Enskilda Banken AB/New York, 0.495%, 1/8/2014 (3)	50,000,000	50,000,000
Toronto Dominion Bank, 0.251%, 11/15/2013 (3)	15,000,000	15,000,000
Toronto Dominion Bank, 0.302%, 10/21/2013 (3)	50,000,000	50,000,000
Toronto Dominion Bank, 0.305%, 7/19/2013	75,000,000	75,021,831
Westpac Banking Corp., 0.378%, 8/2/2013 (3)	50,000,000	50,000,000

Total Certificates of Deposit		452,025,256

Commercial Paper — 34.0%

Asset-Backed Securities — 12.7%
Chariot Funding LLC, 0.320%, 5/16/2013 (5)(6)(9)	50,000,000	49,966,222
Jupiter Securitization Corp., 0.200%, 4/15/2013 (5)(6)(9)	20,000,000	19,995,000
Jupiter Securitization Corp., 0.320%, 3/6/2013 (5)(6)(9)	50,000,000	49,997,778
Kells Funding LLC, 0.330%, 5/21/2013 (5)(6)(9)	20,000,000	19,985,150
Kells Funding LLC, 0.440%, 5/7/2013 (5)(6)(9)	50,000,000	49,960,008
Liberty Street Funding Corp., 0.160%, 3/1/2013 (5)(6)(9)	90,033,000	90,033,000
Old Line Funding LLC, 0.310%, 4/8/2013 (5)(6)(9)	50,000,000	49,983,639
Old Line Funding LLC, 0.320%, 3/1/2013 (5)(6)(9)	10,000,000	10,000,000
Thunder Bay Funding LLC, 0.200%, 3/19/2013 (5)(6)(9)	44,224,000	44,219,577
Thunder Bay Funding LLC, 0.300%, 6/20/2013 (5)(6)(9)	50,000,000	49,953,750

		434,094,124

Beverages — 0.9%
Coca Cola Co., 0.260%, 5/2/2013 (5)(6)(9)	30,000,000	29,986,567

Diversified Financial Services — 1.0%
Caterpillar Financial Services Corp., 0.200%, 3/7/2013 (9)	35,000,000	34,998,833

Foreign Banks — 16.6%
ANZ National, Ltd., 0.459%, 6/20/2013 (3)(5)(6)	50,000,000	50,000,000
Australia and New Zealand Banking Group, 0.300%, 10/10/2013 (5)(6)(9)	28,523,000	28,469,995

Description	Principal Amount	Value
Commercial Paper (continued)

Foreign Banks (continued)
Commonwealth Bank Australia, 0.345%, 10/4/2013 (3)(5)(6)	$50,000,000	$ 49,998,017
Commonwealth Bank Australia, 0.351%, 9/5/2013 (3)(5)(6)	50,000,000	50,000,000
DNB Bank ASA, 0.411%, 12/5/2013 (3)(5)(6)	50,000,000	49,998,078
Nordea North America, Inc., 0.230%, 5/3/2013 (9)	20,800,000	20,791,628
Nordea North America, Inc., 0.275%, 7/9/2013 (9)	50,000,000	49,950,347
Rabobank U.S. Financial Corp., 0.380%, 3/11/2013 (9)	17,650,000	17,648,137
Rabobank U.S. Financial Corp., 0.380%, 4/1/2013 (9)	50,000,000	49,983,639
Skandinaviska Enskilda Banken AB, 0.300%, 8/26/2013 (5)(6)(9)	50,000,000	49,925,833
Skandinaviska Enskilda Banken AB, 0.480%, 8/20/2013 (5)(6)(9)	25,000,000	24,942,667
Svenska Handelsbanken, Inc., 0.230%, 3/21/2013 (5)(6)(9)	16,450,000	16,447,898
Svenska Handelsbanken, Inc., 0.280%, 7/31/2013 (5)(6)(9)	60,000,000	59,929,067
Westpac Securities NZ, Ltd., 0.533%, 4/5/2013 (3)(5)(6)	50,000,000	50,000,000

		568,085,306

Insurance — 1.4%
Prudential PLC, 0.230%, 4/18/2013 (5)(6)(9)	43,250,000	43,236,737
Prudential PLC, 0.300%, 7/19/2013 (5)(6)(9)	4,050,000	4,045,275

		47,282,012

Utilities — 1.4%
Florida Power & Light Corp., 0.250%, 3/5/2013 (9)	50,000,000	49,998,611

Total Commercial Paper		1,164,445,453

Corporate Bonds & Notes — 0.5%

Diversified Financial Services — 0.5%
General Electric Capital Corp., 2.100%, 1/7/2014	18,721,000	18,991,774

Total Corporate Bonds & Notes		18,991,774

Funding Agreements — 3.4%

Insurance — 3.4%
Metropolitan Life Insurance Co., 0.419%, 5/1/2013 (3)(5)(8)	50,000,000	50,000,000
Metropolitan Life Insurance Co., 0.561%, 3/1/2014 (3)(5)(8)	65,000,000	65,000,000

Total Funding Agreements		115,000,000

Municipals — 12.4%

California — 0.4%
Wells Fargo Stage Trust, 0.150%, 5/1/2032 (3)(7)	12,740,000	12,740,000

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Schedule of Investments

Prime Money Market Fund (continued)

Description	Shares or Principal Amount	Value
Municipals (continued)

Connecticut — 2.0%
Connecticut Housing Finance Authority, 0.260%, 11/15/2038 (3)	$ 66,975,000	$ 66,975,000

Federal Home Loan Mortgage Corporation — 0.4%
FHLMC Multifamily Variable Rate Demand Certificates, 0.170%, 9/15/2038 (3)(7)	12,920,000	12,920,000

Georgia — 1.2%
Monroe County Development Authority, 0.130%, 11/1/2048 (3)	40,000,000	40,000,000

Iowa — 1.2%
Iowa Finance Authority, 0.130%, 1/1/2039 (3)(7)	12,890,000	12,890,000
Iowa Finance Authority, 0.160%, 6/1/2036 (3)	11,000,000	11,000,000
Iowa Finance Authority, 0.160%, 9/1/2036 (3)	19,000,000	19,000,000

		42,890,000

Minnesota — 0.3%
Minnesota Office of Higher Education, 0.110%, 12/1/2043 (3)(7)	10,300,000	10,300,000

New York — 5.1%
New York City Housing Development Corp., FNMA, 0.100%, 5/15/2034 (3)(7)	44,500,000	44,500,000
New York City Housing Development Corp., FNMA, 0.100%, 6/15/2034 (3)(7)	49,000,000	49,000,000
New York State Housing Finance Agency, FNMA, 0.100%, 11/15/2038 (3)(7)	56,100,000	56,100,000
RBC Municipal Products, Inc. Trust, 0.310%, 10/1/2014 (3)(5)(6)(7)	24,495,000	24,495,000

		174,095,000

North Dakota — 0.4%
North Dakota Housing Finance Agency, 0.120%, 1/1/2039 (3)(7)	13,700,000	13,700,000

Vermont — 0.5%
BB&T Municipal Trust, 0.430%, 5/1/2027 (3)	18,115,000	18,115,000

Wisconsin — 0.9%
Wisconsin Housing & Economic Development Authority, 0.110%, 9/1/2035 (3)(7)	17,940,000	17,940,000
Wisconsin Housing & Economic Development Authority, GO, 0.110%, 3/1/2035 (3)(7)	14,035,000	14,035,000

		31,975,000

Total Municipals		423,710,000
Mutual Funds — 4.9%
BlackRock Liquidity Funds TempFund, 0.163%	169,000,000	169,000,000

Total Mutual Funds		169,000,000

Description	Principal Amount	Value

Notes-Variable — 5.7%

Diversified Financial Services — 2.3%
American Honda Finance Corp., 0.378%, 8/2/2013 (3)(5)(6)	$30,000,000	$30,000,000
Toyota Motor Credit Corp., 0.361%, 9/9/2013 (3)	48,500,000	48,500,000

		78,500,000

Foreign Banks — 2.9%
Australia & New Zealand Banking Group, 1.045%, 1/10/2014 (3)(5)(6)	50,000,000	50,300,980
National Australia Bank, Ltd., 0.993%, 11/8/2013 (3)(5)(6)	50,000,000	50,241,401

		100,542,381

Insurance — 0.5%
MetLife Institutional Funding, 0.375%, 1/10/2014 (3)(5)(6)	15,000,000	15,000,000

Total Notes-Variable		194,042,381

Repurchase Agreements — 14.3%
Agreement with Deutsche Bank Securities, Inc., 0.190%, dated 2/28/2013, to be repurchased at $225,001,188 on 3/1/2013, collateralized by U.S. Government Agency Obligations with various maturities to 6/22/2035, with a market value of $229,500,237	225,000,000	225,000,000
Agreement with Fixed Income Clearing Corp., 0.020%, dated 2/28/2013, to be repurchased at $65,123,431 on 3/1/2013, collateralized by U.S. Government Treasury Obligations with various maturities to 12/31/2015, with a market value of $66,431,086	65,123,394	65,123,394
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.160%, dated 2/28/2013, to be repurchased at $200,000,889 on 3/1/2013, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2043, with a market value of $204,000,001	200,000,000	200,000,000

Total Repurchase Agreements		490,123,394
Trust Demand Notes — 4.2%

Broker/Dealers — 4.2%
JP Morgan Securities, Inc., 0.300%, 3/1/2013 (3)	143,000,000	143,000,000

Total Trust Demand Notes		143,000,000

U.S. Government & U.S. Government Agency Obligations — 7.4%

Federal Home Loan Bank — 4.5%
0.140%, 7/29/2013 (9)	25,000,000	24,985,416
0.163%, 4/24/2013 (9)	30,000,000	29,992,624
0.170%, 5/21/2013 (9)	18,000,000	17,993,115
0.240%, 6/28/2013	40,000,000	39,996,902
0.250%, 7/1/2013	40,000,000	39,995,519

		152,963,576

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Prime Money Market Fund (continued)

Description	Principal Amount	Value

U.S. Government & U.S. Government Agency Obligations (continued)

Federal Home Loan Mortgage Corporation — 2.9%
0.130%, 8/6/2013 (9)	$15,000,000	$ 14,991,442
0.150%, 9/4/2013 (9)	35,000,000	34,972,737
0.155%, 4/1/2013 (9)	50,000,000	49,993,326

		99,957,505

Total U.S. Government & U.S. Government Agency Obligations		252,921,081

Total Investments — 100.0% (at amortized cost)		3,423,259,339
Other Assets and Liabilities — 0.0%		213,240

Total Net Assets — 100.0%		$3,423,472,579

Portfolio Sector Allocations*
Sector	Fund
Certificates of Deposit	13.2%
Commercial Paper	34.0
Corporate Bonds & Notes	0.5
Funding Agreements	3.4
Municipals	12.4
Mutual Funds	4.9
Notes-Variable	5.7
Repurchase Agreements	14.3
Trust Demand Notes	4.2
U.S. Government & U.S. Government Agency Obligations	7.4
Other Assets & Liabilities, Net	0.0

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

Notes to Schedules of Investments

The categories of investments are shown as a percentage of total net assets for each Fund as of February 28, 2013. Call dates contained within the Schedules of Investments represent the next possible date the security can be redeemed, at the option of the issuer, determined as of February 28, 2013. Maturity dates contained within the Schedules of Investments represent the stated legal maturity date or mandatory put date. In accordance with Rule 2a-7, Money Market Fund securities are subject to the return of principal and interest on no more than 397 days either through final maturity date or demand features. Demand features entitle a Fund to receive the principal amount of the instrument from the issuer or a third party (1) on no more than 30 calendar days’ notice or (2) at specified intervals not exceeding 397 calendar days.

*	Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets at the close of business on February 28, 2013 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement purposes.
(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.
(2)	Non-income producing.
(3)	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of February 28, 2013.
(4)	Purchased on a when-issued or delayed delivery basis.
(5)	Denotes a restricted security which is subject to restrictions on resale under federal securities law. At February 28, 2013, these securities amounted to:

Fund	Amount	% of Total Net Assets
Ultra Short Tax-Free Fund	$57,742,730	6.27%
Short Tax-Free Fund	674,248	1.78
Short-Term Income Fund	37,682,703	16.67
Short-Intermediate Bond Fund	23,024,570	14.67
Intermediate Tax-Free Fund	18,808,064	1.43
Government Income Fund	10,916,366	5.36

Fund	Amount	% of Total Net Assets
TCH Corporate Income Fund	$20,189,227	13.68%
Aggregate Bond Fund	56,623,688	14.21
TCH Core Plus Bond Fund	38,316,809	9.92
Monegy High Yield Bond Fund	20,203,329	23.00
Tax-Free Money Market Fund	199,630,000	20.51
Prime Money Market Fund	1,226,111,639	35.81

(6)	Denotes a restricted security which has been deemed liquid by criteria approved by the Board of Directors of the BMO Funds.
(7)	Securities that are subject to alternative minimum tax of the Intermediate Tax-Free Fund, Government Money Market Fund and Prime Money Market Fund portfolios’ represent 2.67%, 13.65% and 7.85%, respectively, as calculated based upon total portfolio market value as of February 28, 2013.
(8)	Securities have redemption features that may delay redemption beyond seven days.
(9)	Each issue shows the rate of the discount at the time of purchase.
(10)	Please refer to Note 5, Investments in Affiliated Issuers, in the Notes to Financial Statements.
(11)	Foreign Security value denominated in U.S. Dollars, Principal amount listed represents adjusted par in local currency.
(12)	Please refer to Note 2, Securities Lending, in the Notes to Financial Statements.
(13)	Issue represents a convertible capital appreciation bond. These securities are tax-exempt bonds that originate as capital appreciation bonds with zero coupon features at time of issuance and convert to an interest paying bond at a pre-specified rate determined at time of issuance.

The following acronyms may be referenced throughout this report:

ACA         — American Capital Access Corporation

ADED      — Arkansas Department of Economic Development

ADR         — American Depository Receipt

AGC        — Assured Guaranty Corporation

AGM        — Federal Agricultural Mortgage Corporation

AMBAC   — American Municipal Bond Assurance Corporation

AMT        — Alternative Minimum Tax

BHAC      — Berkshire Hathaway Assurance Corporation

BMA        — Bond Market Association

CFC         — Cooperative Finance Corporation

CIFG       — CDC IXIS Financial Guaranty

COLL      — Collateralized

ETF          — Exchange Traded Fund

FGIC       — Financial Guaranty Insurance Corporation

FDIC       — Federal Depository Insurance Corporation

FHA         — Federal Housing Administration

FHLB       — Federal Home Loan Bank

FHLMC   — Federal Home Loan Mortgage Corporation

FNMA     — Federal National Mortgage Association

FRN         — Floating Rate Note

FSA          — Financial Security Assurance Corporation

GDR        — Global Depository Receipt

GNMA    — Government National Mortgage Association

GO           — Government Obligation

HFDC      — Health Facility Development Corporation

HUD        — Department of Housing and Urban Development

IDC          — Industrial Development Corporation

IMI             — Investors Mortgage Insurance Company

INS             — Insured

LIQ             — Liquidity Agreement

LLC            — Limited Liability Corporation

LOC            — Letter of Credit

LP               — Limited Partnership

LT               — Limited Tax

MBIA          — Municipal Bond Insurance Association

MHF           — Maryland Housing Fund

MTN           — Medium Term Note

NATL-RE  — National Rural Utilities Cooperative Finance

                     Corporation Reinsurance

PCA            — Pollution Control Authority

PLC            — Public Limited Company

PSF             — Permanent School Fund Guaranteed

PUFG         — Permanent University Fund Guarantee

Q-SBLF      — Qualified School Bond Loan Fund

RADIAN    — Radian Asset Assurance

REITs         — Real Estate Investment Trusts

REMIC       — Real Estate Mortgage Investment Conduit

TCRs          — Transferable Custody Receipts

TLGP          — Temporary Liquidity Guarantee Program

TRANs       — Tax and Revenue Anticipation Notes

UT              — Unlimited Tax

VRNs          — Variable Rate Notes

XLCA         — XL Capital Assurance

[THIS PAGE INTENTIONALLY LEFT BLANK]

February 28, 2013 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Low Volatility Equity Fund (1)	Large-Cap Value Fund		Dividend Income Fund		Large-Cap Growth Fund		Mid-Cap Value Fund
Assets:
Investments in unaffiliated issuers, at value	$683,474	$220,704,501	(2)	$119,177,949	(2)	$237,110,727	(2)	$303,951,483	(2)
Investments in affiliated issuers, at value	20,994	2,429,113		2,249,871		2,789,837		14,697,889
Dividends and interest receivable	2,002	497,207		355,941		267,713		383,655
Receivable for investments sold	48,323	—		—		—		—
Receivable for capital stock sold	—	262,732		151,105		131,640		237,587
Prepaid expenses	19,103	17,719		22,241		20,857		18,045
Other receivables	—	8,422		4,124		12,851		25,496

Total assets	773,896	223,919,694		121,961,231		240,333,625		319,314,155
Liabilities:
Payable for capital stock redeemed	—	196,944		82,552		182,928		304,214
Payable for investments purchased	47,123	—		—		—		—
Payable for return of securities lending collateral	—	33,946,173		21,976,339		32,035,921		59,226,416
Payable to affiliates (Note 5)	32,303	109,235		25,711		155,452		188,884
Other liabilities	7,790	48,929		25,728		50,161		58,485

Total liabilities	87,216	34,301,281		22,110,330		32,424,462		59,777,999

Total net assets	$686,680	$189,618,413		$99,850,901		$207,909,163		$259,536,156

Net assets consist of:
Paid-in capital	$643,099	$159,583,994		$90,060,600		$174,183,841		$190,437,477
Net unrealized appreciation on investments	37,429	31,158,148		9,278,626		31,399,213		54,899,110
Accumulated net realized gain (loss) on investments	339	(1,458,743)		131,821		1,893,228		13,836,742
Undistributed net investment income	5,813	335,014		379,854		432,881		362,827

Total net assets	$686,680	$189,618,413		$99,850,901		$207,909,163		$259,536,156

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$10.64	$13.47		$11.58		$14.00		$14.46
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	$10.65	$13.48		$11.59		$14.07		$14.44
Net assets:
Investor class of shares	$500,455	$99,357,012		$49,996,004		$83,854,427		$146,587,355
Institutional class of shares	186,225	90,261,401		49,854,897		124,054,736		112,948,801

Total net assets	$686,680	$189,618,413		$99,850,901		$207,909,163		$259,536,156

Shares outstanding:
Investor class of shares	47,031	7,376,541		4,318,113		5,990,695		10,135,204
Institutional class of shares	17,488	6,695,022		4,299,798		8,817,252		7,823,415

Total shares outstanding	64,519	14,071,563		8,617,911		14,807,947		17,958,619

Investments, at cost:
Investments in unaffiliated issuers	$646,045	$189,546,353		$109,899,323		$205,711,514		$249,052,373
Investments in affiliated issuers	20,994	2,429,113		2,249,871		2,789,837		14,697,889

Total Investments, at cost	$667,039	$191,975,466		$112,149,194		$208,501,351		$263,750,262

(1)	Fund inception date is September 28, 2012.
(2)	Including $33,165,697, $21,471,067, $31,299,364 and $57,864,705, respectively, of securities on loan.

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Mid-Cap Growth Fund		Small-Cap Value Fund		Small-Cap Growth Fund		Pyrford International Stock Fund		Lloyd George Emerging Markets Equity Fund
Assets:
Investments in unaffiliated issuers, at value	$314,375,017	(1)	$61,096,503	(1)	$858,638,611	(1)	$144,346,684	(1)	$88,371,857
Investments in affiliated issuers, at value	7,064,000		3,651,999		30,292,231		—		—
Investments in repurchase agreements	—		—		—		19,258,581		5,496,159
Cash denominated in foreign currencies	—		—		—		8,771	(2)	1,569,563	(2)
Dividends and interest receivable	79,964		24,346		75,495		598,836		307,003
Receivable for investments sold	3,217,632		119,203		12,076,804		—		—
Receivable for capital stock sold	261,912		709,696		646,576		542,790		2,728,432
Receivable for forward foreign currency contract	—		—		—		38,642		—
Prepaid expenses	19,021		22,581		26,791		25,348		20,773
Other receivables	45,800		4,909		208,537		—		—

Total assets	325,063,346		65,629,237		901,965,045		164,819,652		98,493,787
Liabilities:
Payable for capital stock redeemed	246,306		81,151		680,363		89,537		104,970
Payable for investments purchased	3,227,052		138,239		6,806,451		13,064,912		—
Payable for return of securities lending collateral	73,335,803		19,814,384		280,287,804		863,988		—
Payable for foreign tax expense	—		—		—		41,418		31,513
Payable to affiliates (Note 5)	182,874		10,551		579,781		76,445		38,796
Other liabilities	37,654		24,215		88,823		33,474		279,998

Total liabilities	77,029,689		20,068,540		288,443,222		14,169,774		455,277

Total net assets	$248,033,657		$45,560,697		$613,521,823		$150,649,878		$98,038,510

Net assets consist of:
Paid-in capital	$167,514,591		$38,519,903		$481,333,569		$134,027,946		$86,063,672
Net unrealized appreciation on investments and foreign currency translation	70,410,069		5,344,215		105,864,661		16,893,598		11,356,495
Accumulated net realized gain (loss) on investments and foreign currency transactions	11,102,811		1,637,815		31,101,016		(777,235)		419,527
Undistributed net investment income (distributions in excess of net investment income)	(993,814)		58,764		(4,777,423)		505,569		198,816

Total net assets	$248,033,657		$45,560,697		$613,521,823		$150,649,878		$98,038,510

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$21.74		$12.16		$19.66		$11.55		$14.09
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	$22.01		$12.19		$19.93		$11.56		$14.10
Net assets:
Investor class of shares	$101,715,557		$34,369,445		$349,325,448		$44,717,614		$40,621,433
Institutional class of shares	146,318,100		11,191,252		264,196,375		105,932,264		57,417,077

Total net assets	$248,033,657		$45,560,697		$613,521,823		$150,649,878		$98,038,510

Shares outstanding:
Investor class of shares	4,679,099		2,826,010		17,771,261		3,872,763		2,883,335
Institutional class of shares	6,647,528		917,983		13,257,679		9,163,075		4,070,870

Total shares outstanding	11,326,627		3,743,993		31,028,940		13,035,838		6,954,205

Investments, at cost:
Investments in unaffiliated issuers	$243,964,948		$55,752,288		$754,721,108		$146,724,446		$82,514,278
Investments in affiliated issuers	7,064,000		3,651,999		28,345,073		—		—

Total Investments, at cost	$251,028,948		$59,404,287		$783,066,181		$146,724,446		$82,514,278

(1)	Including $71,649,691, $19,358,818, $273,843,525 and $844,126, respectively, of securities on loan.
(2)	Identified cost of cash denominated in foreign currencies are $8,782 and $1,570,992, respectively.

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Pyrford Global Strategic Return Fund	Ultra Short Tax-Free Fund	Short Tax- Free Fund (1)	Short-Term Income Fund	Short- Intermediate Bond Fund
Assets:
Investments in unaffiliated issuers, at value	$48,206,641	$879,727,733	$37,145,544	$251,331,142 (2)	$211,896,190 (2)
Investments in affiliated issuers, at value	—	42,705,630	800,535	12,425,134	12,911,768
Investments in repurchase agreements	978,513	—	—	—	—
Deposit held at broker	—	11,251	—	—	—
Cash denominated in foreign currencies	8,143 (3)	—	—	—	—
Dividends and interest receivable	246,718	4,541,037	261,757	1,263,699	671,261
Receivable for investments sold	—	—	—	—	21,567,626
Receivable for capital stock sold	40,934	5,429,291	96,296	1,792,133	52,471
Receivable for forward foreign currency contract	645	—	—	—	—
Receivable from affiliates (Note 5)	—	—	13,394	—	—
Prepaid expenses	24,007	36,215	22,149	25,567	18,553
Other receivables	—	—	—	4,474	10,070

Total assets	49,505,601	932,451,157	38,339,675	266,842,149	247,127,939
Liabilities:
Payable for capital stock redeemed	810,508	309,143	157	205,009	226,849
Payable for investments purchased	—	10,233,494	349,644	740,856	29,038,145
Payable for return of securities lending collateral	—	—	—	39,577,053	60,757,002
Payable for foreign tax expense	2,114	—	—	—	—
Payable for income distribution	—	540,390	23,259	120,167	47,935
Payable to affiliates (Note 5)	11,156	185,437	5,059	58,060	63,124
Other liabilities	30,898	36,550	22,246	30,216	26,684

Total liabilities	854,676	11,305,014	400,365	40,731,361	90,159,739

Total net assets	$48,650,925	$921,146,143	$37,939,310	$226,110,788	$156,968,200

Net assets consist of:
Paid-in capital	$47,755,916	$918,823,687	$37,732,850	$227,053,388	$181,343,169
Net unrealized appreciation on investments and foreign currency translation	998,023	2,243,745	219,650	2,778,797	2,859,305
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	(63,751)	82,254	(13,190)	(3,583,344)	(27,208,773)
Distributions in excess of net investment income	(39,263)	(3,543)	—	(138,053)	(25,501)

Total net assets	$48,650,925	$921,146,143	$37,939,310	$226,110,788	$156,968,200

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$10.29	$10.09	$10.12	$9.49	$10.55
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	$10.31	$10.08	$10.12	$9.51	$10.54
Net assets:
Investor class of shares	$12,667,608	$99,043,848	$16,163,538	$113,087,680	$50,694,479
Institutional class of shares	35,983,317	822,102,295	21,775,772	113,023,108	106,273,721

Total net assets	$48,650,925	$921,146,143	$37,939,310	$226,110,788	$156,968,200

Shares outstanding:
Investor class of shares	1,231,427	9,816,081	1,596,918	11,911,767	4,807,048
Institutional class of shares	3,489,673	81,521,725	2,151,086	11,889,478	10,086,790

Total shares outstanding	4,721,100	91,337,806	3,748,004	23,801,245	14,893,838

Investments, at cost:
Investments in unaffiliated issuers	$48,181,967	$877,483,988	$36,925,894	$248,552,345	$209,036,885
Investments in affiliated issuers	—	42,705,630	800,535	12,425,134	12,911,768

Total Investments, at cost	$48,181,967	$920,189,618	$37,726,429	$260,977,479	$221,948,653

(1)	Fund inception date is November 29, 2012.
(2)	Including $38,667,112 and $59,360,099, respectively, of securities on loan.
(3)	Identified cost of cash denominated in foreign currencies is $8,080.

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Intermediate Tax-Free Fund	Government Income Fund		TCH Corporate Income Fund		Aggregate Bond Fund		TCH Core Plus Bond Fund
Assets:
Investments in unaffiliated issuers, at value	$1,266,100,286	$247,653,093	(1)	$168,863,345	(1)	$494,489,072	(1)	$517,064,299	(1)
Investments in affiliated issuers, at value	50,967,471	4,253,863		5,636,409		27,156,346		26,915,290
Investments in repurchase agreements	—	25,000,000		—		—		—
Cash	2,152	—		—		—		—
Deposit held at broker	270,402	356,721		—		—		—
Dividends and interest receivable	11,367,411	610,491		1,636,453		2,073,816		2,832,710
Receivable for investments sold	—	83,875,377		277,534		66,648,680		—
Receivable for capital stock sold	4,086,435	75,562		181,219		769,247		981,198
Prepaid expenses	67,591	19,366		25,640		19,435		22,080
Other receivables	—	1,281		4,614		21,992		7,594

Total assets	1,332,861,748	361,845,754		176,625,214		591,178,588		547,823,171
Liabilities:
Payable for capital stock redeemed	1,656,318	222,301		150,820		270,263		309,484
Payable for investments purchased	11,502,651	125,901,452		1,764,175		103,741,693		14,657,110
Payable for return of securities lending collateral	—	31,899,251		27,010,748		88,409,123		146,595,644
Payable for daily variation margin	1,181	—		—		—		—
Payable for income distribution	816,107	70,501		93,532		128,267		12,531
Payable to affiliates (Note 5)	427,946	104,575		44,963		203,290		111,690
Other liabilities	64,661	82,427		20,304		37,858		24,084

Total liabilities	14,468,864	158,280,507		29,084,542		192,790,494		161,710,543

Total net assets	$1,318,392,884	$203,565,247		$147,540,672		$398,388,094		$386,112,628

Net assets consist of:
Paid-in capital	$1,258,630,777	$201,398,097		$136,337,140		$386,541,201		$373,028,729
Net unrealized appreciation on investments and futures contracts	58,059,464	2,684,591		9,214,483		6,904,326		12,279,685
Accumulated net realized gain on investments and futures contracts	1,127,020	647,765		2,119,407		5,791,697		1,093,269
Undistributed net investment income (distributions in excess of net investment income)	575,623	(1,165,206)		(130,358)		(849,130)		(289,055)

Total net assets	$1,318,392,884	$203,565,247		$147,540,672		$398,388,094		$386,112,628

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$11.30	$9.55		$13.00		$10.90		$11.85
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	$11.30	$9.55		$12.98		$10.90		$11.84
Net assets:
Investor class of shares	$956,290,282	$163,759,757		$50,055,217		$204,913,675		$240,494,728
Institutional class of shares	362,102,602	39,805,490		97,485,455		193,474,419		145,617,900

Total net assets	$1,318,392,884	$203,565,247		$147,540,672		$398,388,094		$386,112,628

Shares outstanding:
Investor class of shares	84,607,519	17,140,242		3,851,553		18,792,486		20,299,797
Institutional class of shares	32,046,773	4,169,278		7,509,375		17,747,159		12,295,006

Total shares outstanding	116,654,292	21,309,520		11,360,928		36,539,645		32,594,803

Investments, at cost:
Investments in unaffiliated issuers	$1,208,039,641	$269,968,502		$159,648,862		$487,584,746		$504,784,614
Investments in affiliated issuers	50,967,471	4,253,863		5,636,409		27,156,346		26,915,290

Total Investments, at cost	$1,259,007,112	$274,222,365		$165,285,271		$514,741,092		$531,699,904

(1)	Including $31,165,835, $26,389,725, $86,376,453 and $143,225,167, respectively, of securities on loan.

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Monegy High Yield Bond Fund		Government Money Market Fund	Tax-Free Money Market Fund	Prime Money Market Fund
Assets:
Investments in unaffiliated issuers, at value	$85,491,585		$246,288,298	$962,395,263	$2,933,135,945
Investments in affiliated issuers, at value	719,822		—	—	—
Investments in repurchase agreements	—		222,876,073	—	490,123,394
Cash	—		—	1,000	—
Cash denominated in foreign currencies	39,233	(1)	—	—	—
Dividends and interest receivable	1,669,042		97,146	844,208	901,113
Receivable for investments sold	—		—	10,123,821	—
Receivable for capital stock sold	164,591		1,388	—	9,600
Receivable for forward foreign currency contract	5,385		—	—	—
Prepaid expenses	24,312		44,455	51,439	72,040

Total assets	88,113,970		469,307,360	973,415,731	3,424,242,092
Liabilities:
Due to custodian	6,455		—	—	—
Payable for capital stock redeemed	172,777		—	—	—
Payable for income distribution	50,518		4,161	66,319	117,081
Payable to affiliates (Note 5)	36,501		31,168	141,051	532,274
Other liabilities	19,894		28,081	36,690	120,158

Total liabilities	286,145		63,410	244,060	769,513

Total net assets	$87,827,825		$469,243,950	$973,171,671	$3,423,472,579

Net assets consist of:
Paid-in capital	$82,646,984		$469,243,950	$973,146,230	$3,423,630,212
Net unrealized appreciation on investments and foreign currency translation	4,078,066		—	—	—
Accumulated net realized gain on investments and foreign currency transactions	1,082,499		—	25,388	—
Undistributed net investment income (distributions in excess of net investment income)	20,276		—	53	(157,633)

Total net assets	$87,827,825		$469,243,950	$973,171,671	$3,423,472,579

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$10.55		$1.00	$1.00	$1.00
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	$10.54		$1.00	$1.00	$1.00
Net assets:
Investor class of shares	$46,474,425		$127,742,803	$149,669,120	$1,276,481,400
Institutional class of shares	41,353,400		341,501,147	823,502,551	2,146,991,179

Total net assets	$87,827,825		$469,243,950	$973,171,671	$3,423,472,579

Shares outstanding:
Investor class of shares	4,406,247		127,743,209	149,657,485	1,276,707,504
Institutional class of shares	3,922,984		341,500,741	823,487,592	2,147,080,452

Total shares outstanding	8,329,231		469,243,950	973,145,077	3,423,787,956

Investments, at cost:
Investments in unaffiliated issuers	$81,418,460		$469,164,371	$962,395,263	$3,423,259,339
Investments in affiliated issuers	719,822		—	—	—

Total Investments, at cost	$82,138,282		$469,164,371	$962,395,263	$3,423,259,339

(1)	Identified cost of cash denominated in foreign currencies is $39,604.

(See Notes which are an integral part of the Financial Statements)

Six Months Ended February 28, 2013 (Unaudited)

Statements of Operations	BMO Funds

	Low Volatility Equity Fund (1)	Large-Cap Value Fund	Dividend Income Fund		Large-Cap Growth Fund		Mid-Cap Value Fund
Investment income:
Dividend income, unaffiliated issuers	$7,401	$1,867,390	$1,488,752	(2)	$1,799,968	(2)	$2,354,876
Dividend income, affiliated issuers	14	1,623	1,281		2,452		3,425
Securities lending income	—	29,225	16,787		40,864		78,345

Total income	7,415	1,898,238	1,506,820		1,843,284		2,436,646
Expenses:
Investment advisory fees (Note 5)	930	599,348	196,000		782,746		887,647
Shareholder service fees (Note 5)	393	99,611	38,261		128,592		168,440
Administrative fees (Note 5)	172	73,920	36,260		96,539		109,451
Portfolio accounting fees	8,599	35,640	23,557		42,703		46,319
Recordkeeping fees	10,856	48,310	23,725		57,729		50,989
Custodian fees (Note 5)	37	15,983	7,840		20,873		23,637
Registration fees	16,816	15,892	20,071		16,531		16,582
Professional fees	10,810	13,047	13,047		13,047		13,047
Printing and postage	3,753	41,845	14,095		14,369		22,983
Directors’ fees	4,761	7,741	7,741		7,741		7,741
Insurance premiums	225	729	36		870		1,182
Miscellaneous	4,507	4,195	3,848		4,195		4,195

Total expenses	61,859	956,261	384,481		1,185,935		1,352,213
Deduct:
Expense waivers (Note 5)	(60,257)	(65,510)	(91,420)		(24,119)		(12,119)

Net expenses	1,602	890,751	293,061		1,161,816		1,340,094

Net investment income	5,813	1,007,487	1,213,759		681,468		1,096,552
Net realized and unrealized gain on investments:
Net realized gain on investment transactions	339	6,678,971	229,399		2,745,148		16,179,366
Net change in unrealized appreciation on investments	37,429	10,410,963	5,318,345		11,535,012		16,554,333

Net realized and unrealized gain on investments	37,768	17,089,934	5,547,744		14,280,160		32,733,699

Change in net assets resulting from operations	$43,581	$18,097,421	$6,761,503		$14,961,628		$33,830,251

(1)	Reflects operations for the period from September 28, 2012 (inception date) to February 28, 2013.
(2)	Net of foreign taxes withheld of $6,965 and $3,637, respectively.

(See Notes which are an integral part of the Financial Statements)

Six Months Ended February 28, 2013 (Unaudited)

Statements of Operations	BMO Funds

	Mid-Cap Growth Fund		Small-Cap Value Fund	Small-Cap Growth Fund		Pyrford International Stock Fund	Lloyd George Emerging Markets Equity Fund
Investment income:
Dividend income, unaffiliated issuers	$770,932	(1)	$419,488	$1,435,074	(1)	$1,328,789 (1)	$791,126	(1)
Dividend income, affiliated issuers	3,439		1,361	10,291		—	—
Interest income	—		—	—		1,674	785
Securities lending income	140,748		13,427	637,824		252	—

Total income	915,119		434,276	2,083,189		1,330,715	791,911
Expenses:
Investment advisory fees (Note 5)	878,560		132,829	2,871,916		503,308	303,201
Shareholder service fees (Note 5)	123,943		37,773	416,993		52,150	24,964
Administrative fees (Note 5)	108,356		16,383	251,449		58,195	31,162
Portfolio accounting fees	46,374		17,145	86,975		21,361	26,294
Recordkeeping fees	38,781		23,875	64,577		24,768	26,934
Custodian fees (Note 5)	23,428		3,542	41,116		38,597	67,667
Registration fees	15,913		15,605	24,171		22,094	16,134
Professional fees	13,047		13,047	13,047		13,047	13,047
Printing and postage	15,015		16,776	31,018		13,842	12,297
Directors’ fees	7,741		7,741	7,741		7,741	7,741
Insurance premiums	1,209		139	2,741		258	263
Miscellaneous	4,195		4,541	4,541		4,118	15,566

Total expenses	1,276,562		289,396	3,816,285		759,479	545,270
Deduct:
Expense waivers (Note 5)	—		(76,289)	(12,828)		(84,486)	(132,883)

Net expenses	1,276,562		213,107	3,803,457		674,993	412,387

Net investment income (loss)	(361,443)		221,169	(1,720,268)		655,722	379,524
Net realized and unrealized gain on investments and foreign currency:
Net realized gain (loss) on investment transactions	15,210,398		2,657,350	39,474,546	(2)	(404,559)	663,361	(3)
Net realized loss on foreign currency transactions	—		—	—		(65,217)	(60,144)
Net realized loss on forward contracts	—		—	—		(307,295)	—
Net change in unrealized appreciation on investments and foreign currency translation	18,591,459		3,439,363	52,698,128	(2)	12,330,388	5,672,606

Net realized and unrealized gain on investments and foreign currency	33,801,857		6,096,713	92,172,674		11,553,317	6,275,823

Change in net assets resulting from operations	$33,440,414		$6,317,882	$90,452,406		$12,209,039	$6,655,347

(1)	Net of foreign taxes withheld of $389, $1,316, $137,601 and $65,574, respectively.
(2)	During the period ended February 28, 2013, the Small-Cap Growth Fund had $211,265 in realized loss and $276,959 in unrealized depreciation, respectively, due to affiliated issuer activity.
(3)	Net of foreign taxes withheld of $118,273.

(See Notes which are an integral part of the Financial Statements)

Six Months Ended February 28, 2013 (Unaudited)

Statements of Operations	BMO Funds

	Pyrford Global Strategic Return Fund	Ultra Short Tax-Free Fund	Short Tax- Free Fund (1)	Short-Term Income Fund	Short- Intermediate Bond Fund
Investment income:
Dividend income, unaffiliated issuers	$162,542 (2)	$—	$1,703	$144,741	$—
Dividend income, affiliated issuers	—	27,747	838	4,381	10,259
Interest income	94,154	5,456,281	120,490	1,986,151	1,624,224
Securities lending income	—	—	—	17,535	35,798

Total income	256,696	5,484,028	123,031	2,152,808	1,670,281
Expenses:
Investment advisory fees (Note 5)	213,813	752,063	18,628	198,290	320,812
Shareholder service fees (Note 5)	15,110	127,670	8,610	121,120	64,420
Administrative fees (Note 5)	24,722	322,702	7,000	91,709	74,188
Portfolio accounting fees	21,598	157,767	10,366	51,716	38,505
Recordkeeping fees	23,175	12,142	6,618	22,779	22,653
Custodian fees (Note 5)	15,281	53,883	1,514	19,829	16,041
Registration fees	20,811	27,577	16,343	22,212	17,381
Professional fees	13,047	13,047	6,527	13,047	13,047
Printing and postage	13,494	3,500	6,370	5,804	3,099
Directors’ fees	7,741	7,741	4,051	7,741	7,741
Insurance premiums	—	2,806	166	838	804
Miscellaneous	4,589	4,196	3,309	4,190	4,190

Total expenses	373,381	1,485,094	89,502	559,275	582,881
Deduct:
Expense waivers (Note 5)	(93,678)	(112,849)	(54,064)	(91,148)	(77,345)

Net expenses	279,703	1,372,245	35,438	468,127	505,536

Net investment income (loss)	(23,007)	4,111,783	87,593	1,684,681	1,164,745
Net realized and unrealized gain on investments, futures contracts and foreign currency:
Net realized gain (loss) on investment transactions	50,529	311,082	(13,190)	(60,757)	1,569,363
Net realized gain on foreign currency transactions	4,553	—	—	—	—
Net realized loss on forward contracts	(7,549)	—	—	—	—
Net realized loss on futures contracts	—	(3,049)	—	—	—
Net change in unrealized appreciation (depreciation) on investments and foreign currency translation	528,066	(62,019)	219,650	769,363	(1,104,976)

Net realized and unrealized gain on investments, futures contracts and foreign currency	575,599	246,014	206,460	708,606	464,387

Change in net assets resulting from operations	$552,592	$4,357,797	$294,053	$2,393,287	$1,629,132

(1)	Reflects operations for the period from November 29, 2012 (inception date) to February 28, 2013.
(2)	Net of foreign taxes withheld of $10,214.

(See Notes which are an integral part of the Financial Statements)

Six Months Ended February 28, 2013 (Unaudited)

Statements of Operations	BMO Funds

	Intermediate Tax-Free Fund	Government Income Fund	TCH Corporate Income Fund	Aggregate Bond Fund	TCH Core Plus Bond Fund
Investment income:
Dividend income, affiliated issuers	$36,440	$1,106	$3,297	$28,175	$7,979
Interest income	18,450,318	2,262,298	2,796,995	6,252,962 (1)	3,033,557
Securities lending income	—	6,565	16,854	83,905	21,594

Total income	18,486,758	2,269,969	2,817,146	6,365,042	3,063,130
Expenses:
Investment advisory fees (Note 5)	1,431,827	421,217	183,562	1,091,840	244,103
Shareholder service fees (Note 5)	1,059,458	212,834	66,157	375,103	139,919
Administrative fees (Note 5)	349,227	97,406	67,918	240,438	89,851
Portfolio accounting fees	189,583	52,081	41,234	94,056	48,053
Recordkeeping fees	44,555	50,668	14,324	27,704	16,943
Custodian fees (Note 5)	72,148	21,061	14,685	39,769	18,905
Registration fees	67,623	17,832	20,761	19,808	15,797
Professional fees	13,047	13,047	13,047	13,047	13,047
Printing and postage	25,524	18,881	3,939	13,539	11,235
Directors’ fees	7,741	7,741	7,741	7,741	7,741
Insurance premiums	3,856	1,179	563	2,607	677
Miscellaneous	4,495	4,195	4,195	3,899	4,195

Total expenses	3,269,084	918,142	438,126	1,929,551	610,466
Deduct:
Expense waivers (Note 5)	(295,800)	(126,134)	(15,595)	(48,979)	(28,788)

Net expenses	2,973,284	792,008	422,531	1,880,572	581,678

Net investment income	15,513,474	1,477,961	2,394,615	4,484,470	2,481,452
Net realized and unrealized gain (loss) on investments and futures contracts:
Net realized gain on investment transactions	2,624,287	715,469	3,108,755	8,595,269	2,367,087
Net realized gain (loss) on futures contracts	(352,956)	16,697	—	—	—
Net change in unrealized appreciation (depreciation) on investments and futures contracts	4,657,189	(1,804,679)	(332,746)	(9,302,719)	920,533

Net realized and unrealized gain (loss) on investments and futures contracts	6,928,520	(1,072,513)	2,776,009	(707,450)	3,287,620

Change in net assets resulting from operations	$22,441,994	$405,448	$5,170,624	$3,777,020	$5,769,072

(1)	Net of foreign taxes withheld of $295.

(See Notes which are an integral part of the Financial Statements)

Six Months Ended February 28, 2013 (Unaudited)

Statements of Operations	BMO Funds

	Monegy High Yield Bond Fund	Government Money Market Fund	Tax-Free Money Market Fund	Prime Money Market Fund
Investment income:
Dividend income, unaffiliated issuers	$—	$—	$1,848	$232,089
Dividend income, affiliated issuers	2,184	—	—	—
Interest income	3,437,908	421,880	1,499,626	5,110,623

Total income	3,440,092	421,880	1,501,474	5,342,712
Expenses:
Investment advisory fees (Note 5)	274,045	460,687	893,740	2,413,064
Shareholder service fees (Note 5)	74,469	155,561	210,065	1,605,420
Administrative fees (Note 5)	50,698	76,972	149,275	560,726
Portfolio accounting fees	44,682	51,296	82,064	174,329
Recordkeeping fees	23,703	12,380	13,868	63,649
Custodian fees (Note 5)	10,962	35,432	57,085	180,123
Registration fees	20,742	30,727	32,814	58,244
Professional fees	13,047	13,047	13,047	13,047
Printing and postage	2,832	4,369	6,218	33,314
Directors’ fees	7,741	7,741	7,741	7,741
Insurance premiums	138	2,486	4,308	17,061
Miscellaneous	3,848	11,863	8,900	23,119

Total expenses	526,907	862,561	1,479,125	5,149,837
Deduct:
Expense waivers (Note 5)	(96,179)	(473,954)	(476,493)	(1,090,844)

Net expenses	430,728	388,607	1,002,632	4,058,993

Net investment income	3,009,364	33,273	498,842	1,283,719
Net realized and unrealized gain on investments and foreign currency:
Net realized gain on investment transactions	1,121,032	—	77,762	75,291
Net realized gain on foreign currency transactions	3,870	—	—	—
Net realized loss on forward contracts	(40,630)	—	—	—
Net change in unrealized appreciation on investments and foreign currency translation	1,250,655	—	—	—

Net realized and unrealized gain on investments and foreign currency	2,334,927	—	77,762	75,291

Change in net assets resulting from operations	$5,344,291	$33,273	$576,604	$1,359,010

(See Notes which are an integral part of the Financial Statements)

Statements of Changes in Net Assets

	Low Volatility Equity Fund	Large-Cap Value Fund		Dividend Income Fund
	Period Ended February 28, 2013 (1) (Unaudited)	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012	Six Months Ended February28, 2013 (Unaudited)	Period Ended August 31, 2012 (2)
Change in net assets resulting from:
Operations:
Net investment income (loss)	$5,813	$1,007,487	$1,792,817	$1,213,759	$1,043,796
Net realized gain (loss) on investments	339	6,678,971	24,041,718	229,399	(97,877)
Net realized loss on options	—	—	(25,232)	—	—
Net change in unrealized appreciation (depreciation) on investments and options	37,429	10,410,963	(4,130,140)	5,318,345	3,960,281

Change in net assets resulting from operations	43,581	18,097,421	21,679,163	6,761,503	4,906,200
Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	—	(713,182)	(641,720)	(390,602)	(267,195)
Institutional class of shares	—	(907,646)	(913,476)	(706,251)	(524,675)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	—	—	—	—	—
Institutional class of shares	—	—	—	—	—

Change in net assets resulting from distributions to shareholders	—	(1,620,828)	(1,555,196)	(1,096,853)	(791,870)
Capital stock transactions:
Proceeds from sale of shares	771,974	39,934,037	22,989,457	24,435,582	75,438,684
Net asset value of shares issued to shareholders in payment of distributions declared	—	1,441,879	1,341,305	1,019,058	748,905
Cost of shares redeemed	(128,875)	(17,658,083)	(41,767,182)	(5,875,143)	(5,695,562)
Redemption fees	—	4,531	9,475	383	14

Change in net assets resulting from capital stock transactions	643,099	23,722,364	(17,426,945)	19,579,880	70,492,041

Change in net assets	686,680	40,198,957	2,697,022	25,244,530	74,606,371
Net assets:
Beginning of period	—	149,419,456	146,722,434	74,606,371	—

End of period	$686,680	$189,618,413	$149,419,456	$99,850,901	$74,606,371

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$5,813	$335,014	$948,355	$379,854	$262,948

(1)	Reflects operations for the period from September 28, 2012 (inception date) to February 28, 2013.
(2)	Reflects operations for the period from December 29, 2011 (inception date) to August 31, 2012.

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Large-Cap Growth Fund		Mid-Cap Value Fund		Mid-Cap Growth Fund		Small-Cap Value Fund
Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012

$681,468	$399,129	$1,096,552	$1,874,475	$(361,443)	$(879,898)	$221,169	$39,988
2,745,148	22,551,289	16,179,366	11,601,404	15,210,398	16,545,176	2,657,350	(234,152)
—	—	—	(289,395)	—	—	—	—
11,535,012	6,627,276	16,554,333	12,660,167	18,591,459	14,838,843	3,439,363	3,878,518

14,961,628	29,577,694	33,830,251	25,846,651	33,440,414	30,504,121	6,317,882	3,684,354

(169,494)	—	(803,571)	(555,409)	—	—	(157,205)	—
(483,791)	—	(856,479)	(780,495)	—	—	(37,411)	—

(7,614,091)	—	(5,901,792)	—	(5,940,935)	—	(634,969)	—
(8,093,209)	—	(4,472,560)	—	(7,957,170)	—	(100,285)	—

(16,360,585)	—	(12,034,402)	(1,335,904)	(13,898,105)	—	(929,870)	—

44,188,845	42,924,593	20,813,596	24,077,168	19,055,413	28,437,605	10,927,425	8,066,040
16,025,858	—	11,647,150	1,118,439	13,648,310	—	927,075	—
(43,441,697)	(64,093,578)	(30,605,328)	(53,471,149)	(31,597,859)	(86,020,182)	(3,904,471)	(4,475,710)
12,050	7,911	6,204	9,735	580	13,417	905	1,420

16,785,056	(21,161,074)	1,861,622	(28,265,807)	1,106,444	(57,569,160)	7,950,934	3,591,750

15,386,099	8,416,620	23,657,471	(3,755,060)	20,648,753	(27,065,039)	13,338,946	7,276,104

192,523,064	184,106,444	235,878,685	239,633,745	227,384,904	254,449,943	32,221,751	24,945,647

$207,909,163	$192,523,064	$259,536,156	$235,878,685	$248,033,657	$227,384,904	$45,560,697	$32,221,751

$432,881	$404,698	$362,827	$926,325	$(993,814)	$(632,371)	$58,764	$32,211

Statements of Changes in Net Assets

	Small-Cap Growth Fund		Pyrford International Stock Fund		Lloyd George Emerging Markets Equity Fund
	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012	Six Months Ended February 28, 2013 (Unaudited)	Period Ended August 31, 2012 (1)	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012
Change in net assets resulting from:
Operations:
Net investment income (loss)	$(1,720,268)	$(4,030,387)	$655,722	$2,567,018	$379,524	$1,124,509
Net realized gain (loss) on investments	39,474,546	33,056,576	(404,559)	560,378	663,361	4,346,252
Net realized gain (loss) on foreign currency transactions	—	—	(65,217)	(80,820)	(60,144)	(88,138)
Net realized loss on forward contracts	—	—	(307,295)	—	—	—
Net realized loss on futures contracts	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments and foreign currency translation	52,698,128	24,028,093	12,330,388	4,563,210	5,672,606	(6,873,459)

Change in net assets resulting from operations	90,452,406	53,054,282	12,209,039	7,609,786	6,655,347	(1,490,836)
Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	—	—	(829,675)	—	(207,555)	(288,688)
Institutional class of shares	—	—	(1,819,571)	—	(611,939)	(1,030,495)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	(23,357,063)	(20,355,597)	(187,823)	—	(1,008,412)	(668,992)
Institutional class of shares	(16,465,530)	(11,467,857)	(372,718)	—	(2,494,946)	(2,108,739)

Change in net assets resulting from distributions to shareholders	(39,822,593)	(31,823,454)	(3,209,787)	—	(4,322,852)	(4,096,914)
Capital stock transactions:
Proceeds from sale of shares	70,088,854	176,452,125	32,002,599	119,636,504	36,475,643	21,963,303
Net asset value of shares issued to shareholders in payment of distributions declared	38,138,789	30,122,984	3,047,347	—	4,229,614	4,049,326
Cost of shares redeemed	(101,622,344)	(200,462,796)	(11,147,354)	(9,541,062)	(4,967,869)	(9,376,390)
Redemption fees	15,493	72,902	19,249	23,557	485	2,532

Change in net assets resulting from capital stock transactions	6,620,792	6,185,215	23,921,841	110,118,999	35,737,873	16,638,771

Change in net assets	57,250,605	27,416,043	32,921,093	117,728,785	38,070,368	11,051,021
Net assets:
Beginning of period	556,271,218	528,855,175	117,728,785	—	59,968,142	48,917,121

End of period	$613,521,823	$556,271,218	$150,649,878	$117,728,785	$98,038,510	$59,968,142

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$(4,777,423)	$(3,057,155)	$505,569	$2,499,093	$198,816	$638,786

(1)	Reflects operations for the period from December 29, 2011 (inception date) to August 31, 2012.
(2)	Reflects operations for the period from November 29, 2012 (inception date) to February 28, 2013.

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Pyrford Global Strategic Return Fund		Ultra Short Tax-Free Fund		Short Tax-Free Fund	Short-Term Income Fund
Six Months Ended February 28, 2013 (Unaudited)	Period Ended August 31, 2012 (1)	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012	Period Ended February 28, 2013 (2) (Unaudited)	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012

$(23,007)	$85,553	$4,111,783	$7,391,740	$87,593	$1,684,681	$3,415,768
50,529	(182,187)	311,082	102,398	(13,190)	(60,757)	58,724
4,553	(37,086)	—	—	—	—	—
(7,549)	—	—	—	—	—	—
—	—	(3,049)	—	—	—	—
528,066	469,957	(62,019)	1,750,005	219,650	769,363	2,810,739

552,592	336,237	4,357,797	9,244,143	294,053	2,393,287	6,285,231

—	—	(396,117)	(817,403)	(36,958)	(830,974)	(1,567,219)
—	—	(3,715,666)	(6,574,338)	(50,635)	(993,120)	(1,927,844)

—	—	(41,286)	(1,151)	—	—	—
—	—	(275,269)	(8,393)	—	—	—

—	—	(4,428,338)	(7,401,285)	(87,593)	(1,824,094)	(3,495,063)

2,959,913	56,835,984	596,053,173	698,136,911	39,845,332	63,101,368	88,282,180
—	—	1,250,308	1,735,815	40,711	1,124,673	2,100,688
(8,805,958)	(3,233,431)	(466,456,633)	(335,007,179)	(2,153,193)	(29,981,435)	(53,419,328)
1,552	4,036	—	52,067	—	16,582	53,222

(5,844,493)	53,606,589	130,846,848	364,917,614	37,732,850	34,261,188	37,016,762

(5,291,901)	53,942,826	130,776,307	366,760,472	37,939,310	34,830,381	39,806,930

53,942,826	—	790,369,836	423,609,364	—	191,280,407	151,473,477

$48,650,925	$53,942,826	$921,146,143	$790,369,836	$37,939,310	$226,110,788	$191,280,407

$(39,263)	$(16,256)	$(3,543)	$(3,543)	$—	$(138,053)	$1,360

Statements of Changes in Net Assets

	Short-Intermediate Bond Fund		Intermediate Tax-Free Fund		Government Income Fund
	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012
Change in net assets resulting from:
Operations:
Net investment income	$1,164,745	$3,054,767	$15,513,474	$24,020,060	$1,477,961	$4,543,710
Net realized gain on investments	1,569,363	2,735,340	2,624,287	7,019,937	715,469	4,790,292
Net realized gain on foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss) on forward contracts	—	—	—	—	—	—
Net realized gain (loss) on futures contracts	—	—	(352,956)	(52,833)	16,697	(124,977)
Net realized loss on short sales	—	—	—	—	—	(31,289)
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translation	(1,104,976)	3,411,466	4,657,189	32,117,341	(1,804,679)	281,996

Change in net assets resulting from operations	1,629,132	9,201,573	22,441,994	63,104,505	405,448	9,459,732
Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	(335,419)	(963,303)	(10,722,144)	(16,197,571)	(2,093,943)	(5,180,189)
Institutional class of shares	(844,800)	(2,168,201)	(4,701,801)	(7,362,530)	(546,680)	(1,340,347)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	—	—	(5,074,800)	(369,197)	(1,951,828)	(8,279,242)
Institutional class of shares	—	—	(2,021,354)	(143,741)	(458,367)	(1,873,815)

Change in net assets resulting from distributions to shareholders	(1,180,219)	(3,131,504)	(22,520,099)	(24,073,039)	(5,050,818)	(16,673,593)
Capital stock transactions:
Proceeds from sale of shares	7,333,900	29,539,305	370,037,631	635,137,531 (2)	8,867,857	29,263,920
Net asset value of shares issued to shareholders in payment of distributions declared	877,751	2,334,341	17,114,318	14,189,851	4,497,822	14,197,297
Cost of shares redeemed	(18,672,101)	(27,729,013)	(144,369,936)	(164,250,330)	(24,125,476)	(69,054,734)
Redemption fees	2,994	4,328	23,884	67,677	365	12,530

Change in net assets resulting from capital stock transactions	(10,457,456)	4,148,961	242,805,897	485,144,729	(10,759,432)	(25,580,987)

Change in net assets	(10,008,543)	10,219,030	242,727,792	524,176,195	(15,404,802)	(32,794,848)
Net assets:
Beginning of period	166,976,743	156,757,713	1,075,665,092	551,488,897	218,970,049	251,764,897

End of period	$156,968,200	$166,976,743	$1,318,392,884	$1,075,665,092	$203,565,247	$218,970,049

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$(25,501)	$(10,027)	$575,623	$486,094	$(1,165,206)	$(2,544)

(1)	Reflects operations for the period from December 29, 2011 (inception date) to August 31, 2012.
(2)	Includes $118,407,280 of paid-in-capital received from an in-kind subscription merger of three affiliated unregistered municipal bond funds effective as of the close of business on April 4, 2012. The total value received of $118,407,280 from this non-taxable event represented $111,966,450 in securities cost, $5,407,614 in net unrealized appreciation and $1,033,216 in accrued interest in exchange for 10,735,021 Institutional Class of shares at time of merger.

(See Notes which are an integral part of the Financial Statements)

BMO Funds

TCH Corporate Income Fund		Aggregate Bond Fund		TCH Core Plus Bond Fund		Monegy High Yield Bond Fund
Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012	Six Months Ended February 28, 2013 (Unaudited)	Period Ended August 31, 2012 (1)

$2,394,615	$4,315,024	$4,484,470	$10,819,571	$2,481,452	$4,826,848	$3,009,364	$2,918,298
3,108,755	3,099,310	8,595,269	19,608,343	2,367,087	3,273,363	1,121,032	237
—	—	—	—	—	—	3,870	4,076
—	—	—	—	—	—	(40,630)	46,118
—	—	—	—	—	—	—	—
—	—	—	(4,336)	—	—	—	—
(332,746)	4,623,473	(9,302,719)	6,103,334	920,533	4,527,362	1,250,655	2,827,411

5,170,624	12,037,807	3,777,020	36,526,912	5,769,072	12,627,573	5,344,291	5,796,140

(875,524)	(1,195,047)	(2,753,581)	(5,761,441)	(1,540,689)	(2,982,206)	(1,604,488)	(1,554,210)
(1,647,177)	(3,394,651)	(2,576,829)	(6,161,370)	(1,227,545)	(2,334,152)	(1,405,497)	(1,380,491)

(1,254,076)	(193,242)	(8,452,164)	(5,736,192)	(2,285,433)	(484,032)	(16,629)	—
(2,148,341)	(749,693)	(6,957,007)	(5,647,146)	(1,614,822)	(357,603)	(13,677)	—

(5,925,118)	(5,532,633)	(20,739,581)	(23,306,149)	(6,668,489)	(6,157,993)	(3,040,291)	(2,934,701)

24,039,142	48,695,296	70,653,504	151,557,254	237,939,218	57,218,647	15,707,786	107,967,448
5,329,727	4,461,261	19,769,665	21,496,939	6,488,573	5,891,477	2,751,102	2,733,832
(20,192,170)	(14,358,393)	(240,679,560)	(90,098,656)	(15,762,520)	(20,759,560)	(40,409,082)	(6,090,995)
101	9,924	2,859	35,661	1,572	6,426	1,888	407

9,176,800	38,808,088	(150,253,532)	82,991,198	228,666,843	42,356,990	(21,948,306)	104,610,692

8,422,306	45,313,262	(167,216,093)	96,211,961	227,767,426	48,826,570	(19,644,306)	107,472,131

139,118,366	93,805,104	565,604,187	469,392,226	158,345,202	109,518,632	107,472,131	—

$147,540,672	$139,118,366	$398,388,094	$565,604,187	$386,112,628	$158,345,202	$87,827,825	$107,472,131

$(130,358)	$(2,272)	$(849,130)	$(3,190)	$(289,055)	$(2,273)	$20,276	$20,897

Statements of Changes in Net Assets

	Government Money Market Fund		Tax-Free Money Market Fund		Prime Money Market Fund
	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012
Change in net assets resulting from:
Operations:
Net investment income	$33,273	$51,823	$498,842	$1,678,512	$1,283,719	$3,912,880
Net realized gain on investments	—	300	77,762	92,042	75,291	15,960

Change in net assets resulting from operations	33,273	52,123	576,604	1,770,554	1,359,010	3,928,840
Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	(6,636)	(18,509)	(8,178)	(65,235)	(64,141)	(126,025)
Advisor class of shares	—	—	—	—	—	(784	)(1)
Institutional class of shares	(26,637)	(33,314)	(490,664)	(1,613,277)	(1,219,578)	(3,832,182)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	(88)	—	(10,153)	(21,871)	(34,667)	(62,223)
Advisor class of shares	—	—	—	—	—	(1,577	)(1)
Institutional class of shares	(212)	—	(42,221)	(70,171)	(56,585)	(93,833)

Change in net assets resulting from distributions to shareholders	(33,573)	(51,823)	(551,216)	(1,770,554)	(1,374,971)	(4,116,624)
Capital stock transactions:
Proceeds from sale of shares	1,032,318,169	2,539,840,108	1,923,684,825	2,785,208,009	6,100,989,692	9,696,336,638
Net asset value of shares issued to shareholders in payment of distributions declared	1,566	9,095	43,054	173,622	179,435	510,761
Cost of shares redeemed	(999,194,681)	(2,604,139,512)	(1,694,048,959)	(2,899,682,100)	(5,899,914,355)	(10,106,331,003)

Change in net assets resulting from capital stock transactions	33,125,054	(64,290,309)	229,678,920	(114,300,469)	201,254,772	(409,483,604)

Change in net assets	33,124,754	(64,290,009)	229,704,308	(114,300,469)	201,238,811	(409,671,388)
Net assets:
Beginning of period	436,119,196	500,409,205	743,467,363	857,767,832	3,222,233,768	3,631,905,156

End of period	$469,243,950	$436,119,196	$973,171,671	$743,467,363	$3,423,472,579	$3,222,233,768

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$—	$—	$53	$53	$(157,633)	$(157,632)

(1)	Reflects operations for the period from September 1, 2011 to December 19, 2011 (termination of Advisor class of shares).

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency transactions	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)				Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Net Expenses (2)	Expense waiver (2)		Net investment income (loss) (2)
Low Volatility Equity Fund
2013(3)(11)	$10.00	$0.10	$0.54	$0.64	$—	$—	$—	$10.64	6.40%	0.90%	32.28%		3.00%	$501	23%
Large-Cap Value Fund
2013(3)(14)	12.21	0.07	1.30	1.37	(0.11)	—	(0.11)	13.47	11.34	1.24	0.08		1.15	99,357	39
2012(3)	10.62	0.12	1.57	1.69	(0.10)	—	(0.10)	12.21	16.04	1.24	0.06		1.10	76,786	127
2011(3)	9.27	0.09	1.31	1.40	(0.05)	—	(0.05)	10.62	15.15	1.24	0.05		0.78	67,845	55
2010(3)	9.42	0.09	(0.12)	(0.03)	(0.12)	—	(0.12)	9.27	(0.42)	1.27	0.06		0.85	73,579	82
2009(3)	12.07	0.16	(2.64)	(2.48)	(0.17)	(0.00)	(0.17)	9.42	(20.50)	1.33	—		1.80	80,537	73
2008(3)	14.30	0.18	(1.58)	(1.40)	(0.14)	(0.69)	(0.83)	12.07	(10.48)	1.24	—		1.11	103,979	40
Dividend Income Fund
2013(3)(14)	10.79	0.15	0.79	0.94	(0.15)	—	(0.15)	11.58	8.81	0.90	0.23		3.01	49,996	12
2012(3)(10)	10.00	0.16	0.76	0.92	(0.13)	—	(0.13)	10.79	9.28	0.90	0.25		2.54	27,647	18
Large-Cap Growth Fund
2013(3)(14)	14.16	0.05	0.85	0.90	(0.02)	(1.04)	(1.06)	14.00	6.83	1.24	0.02		0.54	83,854	52
2012(3)	11.97	0.01	2.18	2.19	—	—	—	14.16	18.30	1.24	0.05		0.11	103,385	185
2011(3)	9.90	(0.02)	2.10	2.08	(0.01)	—	(0.01)	11.97	20.99	1.24	0.05		(0.14)	80,508	113
2010(3)	9.64	(0.01)	0.29	0.28	(0.02)	—	(0.02)	9.90	2.94	1.28	0.07		(0.07)	60,125	121
2009(3)	11.82	0.03	(2.20)	(2.17)	(0.01)	—	(0.01)	9.64	(18.34)	1.39	—		0.38	55,665	142
2008(3)	13.73	(0.03)	(0.73)	(0.76)	(0.01)	(1.14)	(1.15)	11.82	(6.62)	1.27	—		(0.10)	74,507	122
Mid-Cap Value Fund
2013(3)(14)	13.24	0.06	1.86	1.92	(0.08)	(0.62)	(0.70)	14.46	15.06	1.24	0.01		0.82	146,587	23
2012(3)	11.93	0.09	1.27	1.36	(0.05)	—	(0.05)	13.24	11.47	1.23	0.02		0.69	132,283	31
2011(3)	10.30	0.06	1.63	1.69	(0.06)	—	(0.06)	11.93	16.35	1.24	0.02		0.47	131,209	37
2010(3)	9.63	0.04	0.69	0.73	(0.06)	—	(0.06)	10.30	7.62	1.27	0.04		0.38	121,288	58
2009(3)	12.15	0.06	(2.01)	(1.95)	(0.02)	(0.55)	(0.57)	9.63	(14.74)	1.37	—		0.64	122,051	63
2008(3)	15.63	0.06	(1.49)	(1.43)	(0.06)	(1.99)	(2.05)	12.15	(10.27)	1.24	—		0.35	166,722	41
Mid-Cap Growth Fund
2013(3)(14)	20.11	(0.05)	2.95	2.90	—	(1.27)	(1.27)	21.74	15.05	1.23	—		(0.45)	101,716	24
2012(3)	17.78	(0.10)	2.43	2.33	—	—	—	20.11	13.10	1.24	0.01		(0.52)	95,884	69
2011(3)	14.42	(0.04)	3.40	3.36	—	—	—	17.78	23.30	1.23	0.00	(6)	(0.21)	92,911	79
2010(3)	12.62	(0.08)	1.88	1.80	—	—	—	14.42	14.26	1.26	0.04		(0.58)	63,584	133
2009(3)	17.10	(0.01)	(3.87)	(3.88)	—	(0.60)	(0.60)	12.62	(21.96)	1.35	—		(0.07)	53,443	224
2008(3)	17.46	(0.30)	(0.06)	(0.36)	—	—	—	17.10	(2.06)	1.26	—		(0.58)	71,086	186
Small-Cap Value Fund
2013(3)(14)	10.47	0.07	1.92	1.99	(0.06)	(0.24)	(0.30)	12.16	19.32	1.24	0.43		1.23	34,370	37
2012(3)	9.25	0.01	1.21	1.22	—	—	—	10.47	13.19	1.24	0.51		0.11	28,087	58
2011(3)(9)	10.00	(0.01)	(0.74)	(0.75)	—	—	—	9.25	(7.50)	1.24	0.57		(0.21)	22,132	21
Small-Cap Growth Fund
2013(3)(14)	18.12	(0.07)	2.94	2.87	—	(1.33)	(1.33)	19.66	16.76	1.43	0.00	(6)	(0.70)	349,326	37
2012(3)	17.49	(0.15)	1.89	1.74	—	(1.11)	(1.11)	18.12	10.19	1.44	0.02		(0.83)	331,307	85
2011(3)	14.03	(0.14)	3.60	3.46	—	—	—	17.49	24.66	1.44	0.02		(0.90)	335,200	101
2010(3)	11.92	(0.15)	2.26	2.11	—	—	—	14.03	17.70	1.47	0.07		(1.18)	163,225	153
2009(3)	14.19	(0.02)	(2.25)	(2.27)	—	—	—	11.92	(16.00)	1.60	—		(0.18)	102,186	233
2008(3)	19.01	(0.22)	(1.27)	(1.49)	—	(3.33)	(3.33)	14.19	(10.37)	1.51	—		(0.92)	144,938	174
Pyrford International Stock Fund
2013(3)(14)	10.76	0.05	1.02	1.07	(0.23)	(0.05)	(0.28)	11.55	10.03	1.24	0.13		0.86	44,718	9
2012(3)(10)	10.00	0.23	0.53	0.76	—	—	—	10.76	7.60	1.24	0.15		3.55	39,938	13

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency transactions	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Net Expenses (2)	Expense waiver (2)	Net investment income (loss) (2)
Lloyd George Emerging Markets Equity Fund
2013(3)(14)	$13.66	$0.04	$1.36	$1.40	$(0.17)	$(0.80)	$(0.97)	$14.09	10.62%	1.40%	0.40%	0.92%	$40,622	18%
2012(3)	15.81	0.36	(1.19)	(0.83)	(0.40)	(0.92)	(1.32)	13.66	(5.04)	1.43	0.51	2.02	17,019	83
2011(3)	16.17	0.08	0.86	0.94	(0.45)	(0.85)	(1.30)	15.81	5.08	1.50	0.37	0.67	11,753	34
2010(3)	14.45	0.03	2.37	2.40	(0.16)	(0.52)	(0.68)	16.17	16.63	1.50	0.51	0.28	12,856	30
2009(3)(7)	10.00	0.08	4.38	4.46	(0.01)	—	(0.01)	14.45	44.61	1.50	1.27	1.52	6,691	58
Pyrford Global Strategic Return Fund
2013(3)(14)	10.20	(0.01)	0.10	0.09	—	—	—	10.29	0.88	1.24	0.36	(0.28)	12,668	3
2012(3)(10)	10.00	0.02	0.18	0.20	—	—	—	10.20	2.00	1.24	0.46	0.25	11,780	52
Ultra Short Tax-Free Fund
2013(14)	10.09	0.04	0.00	0.04	(0.04)	(0.00)	(0.04)	10.09	0.42	0.55	0.03	0.78	99,044	35
2012(3)	10.06	0.11	0.03	0.14	(0.11)	(0.00)	(0.11)	10.09	1.41	0.55	0.07	1.06	107,582	128
2011(3)	10.07	0.14	(0.01)	0.13	(0.14)	—	(0.14)	10.06	1.33	0.55	0.10	1.41	55,069	148
2010(3)(8)	10.00	0.11	0.07	0.18	(0.11)	—	(0.11)	10.07	1.82	0.55	0.16	1.25	33,189	83
Short Tax-Free Fund
2013(3)(12)	10.00	0.02	0.12	0.14	(0.02)	—	(0.02)	10.12	1.43	0.55	0.76	1.07	16,163	49
Short-Term Income Fund
2013(3)(14)	9.47	0.07	0.03	0.10	(0.08)	—	(0.08)	9.49	1.06	0.60	0.09	1.57	113,088	27
2012(3)	9.32	0.18	0.15	0.33	(0.18)	—	(0.18)	9.47	3.62	0.60	0.12	1.89	90,098	63
2011(3)	9.30	0.25	(0.00)	0.25	(0.23)	—	(0.23)	9.32	2.59	0.60	0.18	2.65	64,882	114
2010(3)	8.97	0.27	0.32	0.59	(0.26)	—	(0.26)	9.30	6.61	0.60	0.20	2.95	52,353	50
2009(3)	8.92	0.36	0.04	0.40	(0.35)	—	(0.35)	8.97	4.77	0.60	0.27	4.11	29,403	49
2008(3)	9.02	0.41	(0.11)	0.30	(0.40)	—	(0.40)	8.92	3.38	0.60	0.20	4.48	28,232	47
Short-Intermediate Bond Fund
2013(3)(14)	10.52	0.07	0.03	0.10	(0.07)	—	(0.07)	10.55	0.93	0.80	0.10	1.28	50,694	179
2012(3)	10.13	0.18	0.39	0.57	(0.18)	—	(0.18)	10.52	5.72	0.80	0.12	1.74	53,044	190
2011(3)	9.90	0.18	0.22	0.40	(0.17)	—	(0.17)	10.13	4.07	0.80	0.13	1.78	54,028	445
2010(3)	9.00	0.23	0.86	1.09	(0.19)	—	(0.19)	9.90	12.25	0.80	0.14	2.43	65,383	373
2009(3)	8.91	0.46	0.09	0.55	(0.46)	—	(0.46)	9.00	7.05	0.80	0.14	5.64	59,653	360
2008(3)	9.16	0.44	(0.26)	0.18	(0.43)	—	(0.43)	8.91	1.91	0.80	0.06	4.69	95,322	293
Intermediate Tax-Free Fund
2013(3)(14)	11.30	0.14	0.07	0.21	(0.14)	(0.07)	(0.21)	11.30	1.84	0.55	0.07	2.54	956,290	10
2012(3)	10.75	0.34	0.55	0.89	(0.33)	(0.01)	(0.34)	11.30	8.41	0.55	0.15	3.02	730,555	53
2011(3)	10.87	0.36	(0.09)	0.27	(0.36)	(0.03)	(0.39)	10.75	2.65	0.55	0.33	3.44	385,220	59
2010(3)	10.28	0.38	0.61	0.99	(0.38)	(0.02)	(0.40)	10.87	9.78	0.55	0.53	3.58	422,804	45
2009(3)	10.21	0.41	0.19	0.60	(0.41)	(0.12)	(0.53)	10.28	6.21	0.55	0.58	4.14	141,961	92
2008(3)	9.93	0.39	0.28	0.67	(0.39)	—	(0.39)	10.21	6.84	0.55	0.58	3.84	89,772	196
Government Income Fund
2013(3)(14)	9.77	0.06	(0.05)	0.01	(0.12)	(0.11)	(0.23)	9.55	0.08	0.80	0.12	1.36	163,760	158
2012(3)	10.04	0.18	0.22	0.40	(0.27)	(0.40)	(0.67)	9.77	4.23	0.80	0.13	1.91	177,442	355
2011(3)	10.09	0.21	0.25	0.46	(0.21)	(0.30)	(0.51)	10.04	4.72	0.80	0.13	2.08	204,664	717
2010(3)	9.49	0.32	0.57	0.89	(0.29)	—	(0.29)	10.09	9.49	0.80	0.11	3.24	274,660	383
2009(3)	9.38	0.45	0.36	0.81	(0.44)	(0.26)	(0.70)	9.49	9.26	0.80	0.10	4.96	296,190	360
2008(3)	9.44	0.45	(0.07)	0.38	(0.44)	—	(0.44)	9.38	4.01	0.80	0.06	4.68	367,555	284
TCH Corporate Income Fund
2013(3)(14)	13.05	0.20	0.26	0.46	(0.21)	(0.30)	(0.51)	13.00	3.57	0.70	0.06	3.13	50,055	62
2012(3)	12.36	0.47	0.83	1.30	(0.49)	(0.12)	(0.61)	13.05	10.82	0.79	0.01	3.55	47,507	79
2011(3)	12.48	0.49	0.18	0.67	(0.51)	(0.28)	(0.79)	12.36	5.60	0.80	0.08	3.95	17,542	48
2010(3)	11.57	0.50	1.00	1.50	(0.52)	(0.07)	(0.59)	12.48	13.28	0.80	0.30	4.01	15,546	80
2009(3)(7)	10.00	0.34	1.57	1.91	(0.34)	—	(0.34)	11.57	19.44	0.80	1.04	5.07	5,570	38

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency transactions	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)					Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Net Expenses (2)		Expense waiver (2)		Net investment income (loss) (2)
Aggregate Bond Fund
2013(3)(14)	$11.22	$0.07	$0.01	$0.08	$(0.10)	$(0.30)	$(0.40)	$10.90	0.73%	0.80%		0.02%		1.52%	$204,914	194%
2012(3)	10.98	0.22	0.52	0.74	(0.24)	(0.26)	(0.50)	11.22	6.93	0.80		0.02		1.95	302,520	266
2011(3)	11.14	0.21	0.23	0.44	(0.20)	(0.40)	(0.60)	10.98	4.24	0.80		0.04		1.93	229,245	586
2010(3)	10.19	0.29	0.94	1.23	(0.28)	—	(0.28)	11.14	12.25	0.80		0.09		2.73	133,878	449
2009(3)	10.01	0.50	0.48	0.98	(0.48)	(0.32)	(0.80)	10.19	11.12	0.80		0.12		5.40	76,892	445
2008(3)	10.10	0.47	(0.04)	0.43	(0.46)	(0.06)	(0.52)	10.01	4.32	0.80		0.08		4.64	79,471	333
TCH Core Plus Bond Fund
2013(3)(14)	11.90	0.16	0.24	0.40	(0.17)	(0.28)	(0.45)	11.85	3.28	0.68		0.05		2.46	240,495	35
2012(3)	11.41	0.40	0.61	1.01	(0.44)	(0.08)	(0.52)	11.90	9.23	0.77		—		3.43	94,648	84
2011(3)	11.44	0.46	0.22	0.68	(0.48)	(0.23)	(0.71)	11.41	6.18	0.80		0.04		4.03	62,121	48
2010(3)	10.81	0.40	0.68	1.08	(0.44)	(0.01)	(0.45)	11.44	10.19	0.80		0.17		3.58	39,776	72
2009(3)(7)	10.00	0.25	0.82	1.07	(0.26)	—	(0.26)	10.81	10.83	0.80		0.32		4.02	21,057	26
Monegy High Yield Bond Fund
2013(3)(14)	10.32	0.28	0.23	0.51	(0.28)	(0.00)	(0.28)	10.55	5.02	0.90		0.18		5.38	46,475	16
2012(3)(10)	10.00	0.35	0.32	0.67	(0.35)	—	(0.35)	10.32	6.83	0.90		0.20		5.34	58,898	16
Government Money Market Fund
2013(14)	1.00	0.00	—	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.17		0.39		0.01	127,743	—
2012	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	0.16		0.40		0.01	101,548	—
2011	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.21		0.34		0.01	256,327	—
2010	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.01	0.28		0.26		0.01	353,637	—
2009	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.56	0.47	(13)	0.08		0.53	476,685	—
2008	1.00	0.03	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	3.19	0.45		0.10		2.91	309,487	—
Tax-Free Money Market Fund
2013(14)	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.33		0.20		0.01	149,669	—
2012	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.04	0.43		0.11		0.03	160,882	—
2011	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.07	0.44		0.10		0.06	243,833	—
2010	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.30	0.45		0.09		0.29	299,374	—
2009	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	1.42	0.48	(13)	0.08		1.40	389,143	—
2008	1.00	0.03	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	2.57	0.45		0.09		2.48	424,211	—
Prime Money Market Fund
2013(14)	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.31		0.15		0.01	1,276,482	—
2012	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.38		0.08		0.01	1,288,067	—
2011	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.01	0.38		0.08		0.01	1,401,557	—
2010	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.04	0.41		0.05		0.04	1,412,771	—
2009	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.15	0.49	(13)	0.00	(6)	1.16	2,240,416	—
2008	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	3.65	0.45		0.01		3.65	2,524,244	—

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the expense and net investment income (loss) ratios.
(3)	Redemption fees consisted of per share amounts less than $0.01. Effective February 8, 2012, the Ultra Short Tax-Free Fund discontinued it’s redemption fee policy.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Represents less than 0.005%.
(7)	Reflects operations for the period from December 22, 2008 (inception date) to August 31, 2009.
(8)	Reflects operations for the period from September 30, 2009 (inception date) to August 31, 2010.
(9)	Reflects operations for the period from February 28, 2011 (inception date) to August 31, 2011.
(10)	Reflects operations for the period from December 29, 2011 (inception date) to August 31, 2012.
(11)	Reflects operations for the period from September 28, 2012 (inception date) to February 28, 2013.
(12)	Reflects operations for the period from November 29, 2012 (inception date) to February 28, 2013.
(13)	Participation fees for the Treasury’s Temporary Guarantee Program in the Government Money Market Fund, Tax-Free Money Market Fund and Prime Money Market Fund amounted to 0.03%, 0.03% and 0.04%, respectively.
(14)	For the six months ended February 28, 2013 (Unaudited).

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency transactions	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)				Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Net Expenses (2)	Expense waiver (2)		Net investment income (loss) (2)
Low Volatility Equity Fund
2013(3)(13)	$10.00	$0.06	$0.59	$0.65	$—	$—	$—	$10.65	6.50%	0.65%	32.28%		3.72%	$186	23%
Large-Cap Value Fund
2013(3)(16)	12.24	0.08	1.30	1.38	(0.14)	—	(0.14)	13.48	11.41	0.99	0.08		1.37	90,261	39
2012(3)	10.65	0.16	1.56	1.72	(0.13)	—	(0.13)	12.24	16.32	0.99	0.06		1.36	72,633	127
2011(3)	9.28	0.11	1.32	1.43	(0.06)	—	(0.06)	10.65	15.47	0.99	0.05		1.03	78,877	55
2010(3)	9.43	0.11	(0.11)	0.00	(0.15)	—	(0.15)	9.28	(0.14)	1.02	0.06		1.09	88,269	82
2009(3)	12.07	0.19	(2.64)	(2.45)	(0.19)	(0.00)	(0.19)	9.43	(20.27)	1.08	—		2.04	104,984	73
2008(3)(7)	12.99	0.10	(0.95)	(0.85)	(0.07)	—	(0.07)	12.07	(6.57)	1.00	—		1.54	152,572	40
Dividend Income Fund
2013(3)(16)	10.80	0.17	0.78	0.95	(0.16)	—	(0.16)	11.59	8.91	0.65	0.23		3.14	49,855	12
2012(3)(12)	10.00	0.19	0.76	0.95	(0.15)	—	(0.15)	10.80	9.50	0.65	0.25		2.76	46,959	18
Large-Cap Growth Fund
2013(3)(16)	14.24	0.04	0.89	0.93	(0.06)	(1.04)	(1.10)	14.07	7.02	0.99	0.02		0.76	124,055	52
2012(3)	12.02	0.05	2.17	2.22	—	—	—	14.24	18.47	0.99	0.05		0.35	89,138	185
2011(3)	9.94	0.01	2.11	2.12	(0.04)	—	(0.04)	12.02	21.33	0.99	0.05		0.11	103,598	113
2010(3)	9.67	0.02	0.29	0.31	(0.04)	—	(0.04)	9.94	3.17	1.03	0.07		0.18	91,433	121
2009(3)	11.84	0.06	(2.21)	(2.15)	(0.02)	—	(0.02)	9.67	(18.16)	1.14	—		0.62	100,612	142
2008(3)(7)	11.97	0.01	(0.14)	(0.13)	—	—	—	11.84	(1.09)	1.03	—		0.30	149,952	122
Mid-Cap Value Fund
2013(3)(16)	13.23	0.08	1.86	1.94	(0.11)	(0.62)	(0.73)	14.44	15.29	0.99	0.01		1.07	112,949	23
2012(3)	11.93	0.12	1.27	1.39	(0.09)	—	(0.09)	13.23	11.71	0.98	0.02		0.94	103,596	31
2011(3)	10.29	0.09	1.63	1.72	(0.08)	—	(0.08)	11.93	16.72	0.99	0.02		0.71	108,425	37
2010(3)	9.63	0.06	0.69	0.75	(0.09)	—	(0.09)	10.29	7.83	1.02	0.04		0.63	99,329	58
2009(3)	12.17	0.07	(2.01)	(1.94)	(0.05)	(0.55)	(0.60)	9.63	(14.59)	1.12	—		0.90	91,115	63
2008(3)(7)	12.55	0.04	(0.42)	(0.38)	—	—	—	12.17	(3.03)	1.02	—		0.59	99,009	41
Mid-Cap Growth Fund
2013(3)(16)	20.32	(0.02)	2.98	2.96	—	(1.27)	(1.27)	22.01	15.20	0.98	—		(0.20)	146,318	24
2012(3)	17.93	(0.06)	2.45	2.39	—	—	—	20.32	13.33	0.99	0.01		(0.27)	131,501	69
2011(3)	14.50	0.02	3.41	3.43	—	—	—	17.93	23.66	0.98	0.00	(6)	0.10	161,539	79
2010(3)	12.68	(0.05)	1.89	1.84	(0.02)	—	(0.02)	14.50	14.49	1.01	0.04		(0.33)	136,392	133
2009(3)	17.14	0.02	(3.88)	(3.86)	—	(0.60)	(0.60)	12.68	(21.79)	1.10	—		0.18	135,858	224
2008(3)(7)	17.09	(0.01)	0.06	0.05	—	—	—	17.14	0.29	1.01	—		(0.19)	171,529	186
Small-Cap Value Fund
2013(3)(16)	10.51	0.08	1.93	2.01	(0.09)	(0.24)	(0.33)	12.19	19.47	0.99	0.43		1.32	11,191	37
2012(3)	9.26	0.03	1.22	1.25	—	—	—	10.51	13.50	0.99	0.51		0.34	4,135	58
2011(3)(11)	10.00	0.00	(0.74)	(0.74)	—	—	—	9.26	(7.40)	0.99	0.57		0.04	2,814	21
Small-Cap Growth Fund
2013(3)(16)	18.33	(0.03)	2.96	2.93	—	(1.33)	(1.33)	19.93	16.90	1.18	0.00	(6)	(0.45)	264,196	37
2012(3)	17.65	(0.09)	1.88	1.79	—	(1.11)	(1.11)	18.33	10.39	1.19	0.02		(0.59)	224,964	85
2011(3)	14.12	(0.11)	3.64	3.53	—	—	—	17.65	25.00	1.19	0.02		(0.56)	193,655	101
2010(3)	11.97	(0.12)	2.27	2.15	—	—	—	14.12	17.96	1.22	0.07		(0.93)	169,036	153
2009(3)	14.22	0.01	(2.26)	(2.25)	—	—	—	11.97	(15.82)	1.35	—		0.05	127,901	233
2008(3)(7)	14.73	(0.03)	(0.48)	(0.51)	—	—	—	14.22	(3.46)	1.27	—		(0.49)	134,623	174
Pyrford International Stock Fund
2013(3)(16)	10.78	0.05	1.03	1.08	(0.25)	(0.05)	(0.30)	11.56	10.15	0.99	0.13		1.13	105,932	9
2012(3)(12)	10.00	0.24	0.54	0.78	—	—	—	10.78	7.80	0.99	0.15		3.83	77,791	13

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency transactions	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Net Expenses (2)	Expense waiver (2)	Net investment income (loss) (2)
Lloyd George Emerging Markets Equity Fund
2013(3)(16)	$13.69	$0.08	$1.33	$1.41	$(0.20)	$(0.80)	$(1.00)	$14.10	10.70%	1.15%	0.39%	1.21%	$57,417	18%
2012(3)	15.86	0.37	(1.17)	(0.80)	(0.45)	(0.92)	(1.37)	13.69	(4.79)	1.18	0.52	2.15	42,949	83
2011(3)	16.21	0.09	0.90	0.99	(0.49)	(0.85)	(1.34)	15.86	5.32	1.25	0.36	0.85	37,164	34
2010(3)	14.47	0.09	2.35	2.44	(0.18)	(0.52)	(0.70)	16.21	16.88	1.25	0.51	0.53	46,996	30
2009(3)(8)	10.00	0.09	4.39	4.48	(0.01)	—	(0.01)	14.47	44.82	1.25	1.27	1.54	39,054	58
Pyrford Global Strategic Return Fund
2013(3)(16)	10.21	(0.00)	0.10	0.10	—	—	—	10.31	0.98	0.99	0.35	(0.03)	35,983	3
2012(3)(12)	10.00	0.02	0.19	0.21	—	—	—	10.21	2.10	0.99	0.46	0.36	42,163	52
Ultra Short Tax-Free Fund
2013(16)	10.09	0.06	(0.01)	0.05	(0.06)	(0.00)	(0.06)	10.08	0.45	0.30	0.03	1.02	822,102	35
2012(3)	10.06	0.14	0.03	0.17	(0.14)	(0.00)	(0.14)	10.09	1.66	0.30	0.07	1.32	682,788	128
2011(3)	10.07	0.17	(0.01)	0.16	(0.17)	—	(0.17)	10.06	1.58	0.30	0.10	1.64	368,540	148
2010(3)(9)	10.00	0.13	0.07	0.20	(0.13)	—	(0.13)	10.07	2.05	0.30	0.16	1.52	273,120	83
Short Tax-Free Fund
2013(3)(14)	10.00	0.03	0.12	0.15	(0.03)	—	(0.03)	10.12	1.47	0.40	0.66	1.21	21,776	49
Short-Term Income Fund
2013(3)(16)	9.48	0.09	0.03	0.12	(0.09)	—	(0.09)	9.51	1.29	0.35	0.09	1.82	113,023	27
2012(3)	9.32	0.20	0.17	0.37	(0.21)	—	(0.21)	9.48	3.99	0.35	0.12	2.16	101,182	63
2011(3)	9.31	0.26	(0.01)	0.25	(0.24)	—	(0.24)	9.32	2.73	0.35	0.17	2.93	86,591	114
2010(3)	8.98	0.29	0.32	0.61	(0.28)	—	(0.28)	9.31	6.87	0.35	0.20	3.19	72,686	50
2009(3)	8.93	0.38	0.04	0.42	(0.37)	—	(0.37)	8.98	5.03	0.35	0.27	4.47	66,039	49
2008(3)	9.02	0.43	(0.09)	0.34	(0.43)	—	(0.43)	8.93	3.76	0.35	0.20	4.69	72,928	47
Short-Intermediate Bond Fund
2013(3)(16)	10.51	0.08	0.03	0.11	(0.08)	—	(0.08)	10.54	1.06	0.55	0.10	1.53	106,274	179
2012(3)	10.12	0.20	0.40	0.60	(0.21)	—	(0.21)	10.51	5.99	0.55	0.12	1.99	113,933	190
2011(3)	9.90	0.20	0.21	0.41	(0.19)	—	(0.19)	10.12	4.22	0.55	0.13	2.03	102,730	445
2010(3)	8.99	0.26	0.87	1.13	(0.22)	—	(0.22)	9.90	12.65	0.55	0.14	2.69	109,776	373
2009(3)	8.90	0.48	0.09	0.57	(0.48)	—	(0.48)	8.99	7.32	0.55	0.14	5.89	118,546	360
2008(3)	9.16	0.45	(0.26)	0.19	(0.45)	—	(0.45)	8.90	2.05	0.55	0.06	4.94	200,110	293
Intermediate Tax-Free Fund
2013(3)(16)	11.29	0.15	0.08	0.23	(0.15)	(0.07)	(0.22)	11.30	2.02	0.37	—	2.72	362,103	10
2012(3)	10.75	0.34	0.55	0.89	(0.34)	(0.01)	(0.35)	11.29	8.41	0.45	—	3.10	345,109	55
2011(3)(10)	10.37	0.25	0.38	0.63	(0.25)	—	(0.25)	10.75	6.17	0.50	0.06	3.54	166,269	59
Government Income Fund
2013(3)(16)	9.76	0.08	(0.05)	0.03	(0.13)	(0.11)	(0.24)	9.55	0.30	0.55	0.12	1.61	39,805	158
2012(3)	10.03	0.21	0.22	0.43	(0.30)	(0.40)	(0.70)	9.76	4.49	0.55	0.13	2.16	41,528	355
2011(3)	10.08	0.24	0.24	0.48	(0.23)	(0.30)	(0.53)	10.03	4.99	0.55	0.12	2.33	47,101	717
2010(3)	9.49	0.35	0.55	0.90	(0.31)	—	(0.31)	10.08	9.65	0.55	0.11	3.52	113,314	383
2009(3)	9.37	0.48	0.36	0.84	(0.46)	(0.26)	(0.72)	9.49	9.65	0.55	0.10	5.22	159,881	360
2008(3)	9.44	0.46	(0.07)	0.39	(0.46)	—	(0.46)	9.37	4.16	0.55	0.06	4.88	249,127	284
TCH Corporate Income Fund
2013(3)(16)	13.03	0.22	0.26	0.48	(0.23)	(0.30)	(0.53)	12.98	3.67	0.51	—	3.33	97,486	62
2012(3)	12.35	0.49	0.83	1.32	(0.52)	(0.12)	(0.64)	13.03	11.02	0.54	0.01	3.88	91,611	79
2011(3)	12.48	0.52	0.17	0.69	(0.54)	(0.28)	(0.82)	12.35	5.77	0.55	0.08	4.18	76,263	48
2010(3)	11.57	0.53	0.99	1.52	(0.54)	(0.07)	(0.61)	12.48	13.56	0.55	0.30	4.13	52,317	80
2009(3)(8)	10.00	0.35	1.58	1.93	(0.36)	—	(0.36)	11.57	19.63	0.55	1.04	4.88	15,927	38

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency transactions	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)					Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Net Expenses (2)		Expense waiver (2)		Net investment income (loss) (2)
Aggregate Bond Fund
2013(3)(16)	$11.22	$0.10	$0.00	$0.10	$(0.12)	$(0.30)	$(0.42)	$10.90	0.85%	0.55%		0.02%		1.79%	$193,474	194%
2012(3)	10.97	0.24	0.53	0.77	(0.26)	(0.26)	(0.52)	11.22	7.30	0.55		0.02		2.21	263,084	266
2011(3)	11.13	0.23	0.24	0.47	(0.23)	(0.40)	(0.63)	10.97	4.50	0.55		0.04		2.18	240,147	586
2010(3)	10.19	0.32	0.93	1.25	(0.31)	—	(0.31)	11.13	12.43	0.55		0.09		3.03	178,962	449
2009(3)	10.01	0.52	0.48	1.00	(0.50)	(0.32)	(0.82)	10.19	11.40	0.55		0.12		5.66	150,309	445
2008(3)	10.10	0.50	(0.04)	0.46	(0.49)	(0.06)	(0.55)	10.01	4.58	0.55		0.08		4.87	222,380	333
TCH Core Plus Bond Fund
2013(3)(16)	11.90	0.17	0.23	0.40	(0.18)	(0.28)	(0.46)	11.84	3.39	0.48		—		2.59	145,618	35
2012(3)	11.41	0.43	0.61	1.04	(0.47)	(0.08)	(0.55)	11.90	9.41	0.52		—		3.68	63,697	84
2011(3)	11.44	0.49	0.21	0.70	(0.50)	(0.23)	(0.73)	11.41	6.45	0.55		0.04		4.28	47,398	48
2010(3)	10.81	0.42	0.68	1.10	(0.46)	(0.01)	(0.47)	11.44	10.46	0.55		0.17		3.84	35,851	72
2009(3)(8)	10.00	0.26	0.83	1.09	(0.28)	—	(0.28)	10.81	11.04	0.55		0.32		3.73	33,067	26
Monegy High Yield Bond Fund
2013(3)(16)	10.32	0.30	0.22	0.52	(0.30)	(0.00)	(0.30)	10.54	5.05	0.65		0.18		5.64	41,353	16
2012(3)(12)	10.00	0.37	0.32	0.69	(0.37)	—	(0.37)	10.32	7.00	0.65		0.20		5.54	48,574	16
Government Money Market Fund
2013(16)	1.00	0.00	—	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.17		0.14		0.02	341,501	—
2012	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	0.16		0.15		0.01	334,571	—
2011	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.04	0.17		0.13		0.04	244,082	—
2010	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.09	0.20		0.09		0.09	314,001	—
2009	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.80	0.23	(15)	0.07		0.75	399,654	—
2008	1.00	0.03	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	3.45	0.20		0.10		3.33	275,136	—
Tax-Free Money Market Fund
2013(16)	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.08	0.20		0.08		0.13	823,503	—
2012	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.27	0.20		0.09		0.25	582,585	—
2011	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.31	0.20		0.08		0.30	613,935	—
2010	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.55	0.20		0.09		0.53	607,761	—
2009	1.00	0.02	0.00	0.02	(0.02)	(0.00)	(0.02)	1.00	1.68	0.23	(15)	0.08		1.62	596,180	—
2008	1.00	0.03	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	2.83	0.20		0.09		2.67	398,315	—
Prime Money Market Fund
2013(16)	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.06	0.20		0.01		0.12	2,146,991	—
2012	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.20	0.20		0.01		0.19	1,934,167	—
2011	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.19	0.20		0.01		0.19	2,164,483	—
2010	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.25	0.20		0.01		0.25	2,077,081	—
2009	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.40	0.24	(15)	0.00	(6)	1.32	3,024,018	—
2008	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	3.91	0.20		0.01		3.69	3,101,260	—

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the expense and net investment income (loss) ratios.
(3)	Redemption fees consisted of per share amounts less than $0.01. Effective February 8, 2012, the Ultra Short Tax-Free Fund discontinued it’s redemption fee policy.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Represents less than 0.005%.
(7)	Reflects operations for the period from January 31, 2008 (inception date) to August 31, 2008.
(8)	Reflects operations for the period from December 22, 2008 (inception date) to August 31, 2009.
(9)	Reflects operations for the period from September 30, 2009 (inception date) to August 31, 2010.
(10)	Reflects operations for the period from December 27, 2010 (inception date) to August 31, 2011.
(11)	Reflects operations for the period from February 28, 2011 (inception date) to August 31, 2011.
(12)	Reflects operations for the period from December 29, 2011 (inception date) to August 31, 2012.
(13)	Reflects operations for the period from September 28, 2012 (inception date) to February 28, 2013.
(14)	Reflects operations for the period from November 29, 2012 (inception date) to February 28, 2013.
(15)	Participation fees for the Treasury’s Temporary Guarantee Program in the Government Money Market Fund, Tax-Free Money Market Fund and Prime Money Market Fund amounted to 0.03%, 0.03% and 0.04%, respectively.
(16)	For the six months ended February 28, 2013 (Unaudited).

(See Notes which are an integral part of the Financial Statements)

February 28, 2013 (Unaudited)

Notes to Financial Statements

1.	Organization

BMO Funds (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of February 28, 2013, the Corporation consisted of twenty four diversified portfolios (individually referred to as the “Fund,” or collectively as the “Funds”), each with Investor and Institutional classes of shares. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois and is a wholly-owned subsidiary of BMO Financial Corp.

Portfolio Name	Investment Objective
BMO Low Volatility Equity Fund (“Low Volatility Equity Fund”)*	To provide capital appreciation.
BMO Large-Cap Value Fund (“Large-Cap Value Fund”)	To provide capital appreciation.
BMO Dividend Income Fund (“Dividend Income Fund”)	To provide capital appreciation and current income.
BMO Large-Cap Growth Fund (“Large-Cap Growth Fund”)	To provide capital appreciation.
BMO Mid-Cap Value Fund (“Mid-Cap Value Fund”)	To provide capital appreciation.
BMO Mid-Cap Growth Fund (“Mid-Cap Growth Fund”)	To provide capital appreciation.
BMO Small-Cap Value Fund (“Small-Cap Value Fund”)	To provide capital appreciation.
BMO Small-Cap Growth Fund (“Small-Cap Growth Fund”)	To provide capital appreciation.
BMO Pyrford International Stock Fund (“Pyrford International Stock Fund”)	To provide capital appreciation.
BMO Lloyd George Emerging Markets Equity Fund (“Lloyd George Emerging Markets Equity Fund”)	To provide capital appreciation.
BMO Pyrford Global Strategic Return Fund (“Pyrford Global Strategic Return Fund”)	To maximize total return.
BMO Ultra Short Tax-Free Fund (“Ultra Short Tax-Free Fund”)	To provide current income exempt from federal income tax consistent with preservation of capital.
BMO Short Tax-Free Fund (“Short Tax-Free Fund”)**	To provide current income exempt from federal income tax consistent with preservation of capital.
BMO Short-Term Income Fund (“Short-Term Income Fund”)	To maximize total return consistent with current income.
BMO Short-Intermediate Bond Fund (“Short-Intermediate Bond Fund”)	To maximize total return consistent with current income.
BMO Intermediate Tax-Free Fund (“Intermediate Tax-Free Fund”)	To provide a high level of current income exempt from federal income tax consistent with preservation of capital.
BMO Government Income Fund (“Government Income Fund”)	To provide current income.
BMO TCH Corporate Income Fund (“TCH Corporate Income Fund”)	To maximize total return consistent with current income.
BMO Aggregate Bond Fund (“Aggregate Bond Fund”)	To maximize total return consistent with current income.
BMO TCH Core Plus Bond Fund (“TCH Core Plus Bond Fund”)	To maximize total return consistent with current income.
BMO Monegy High Yield Bond Fund (“Monegy High Yield Bond Fund”)	To maximize total return consistent with current income.
BMO Government Money Market Fund (“Government Money Market Fund”)	To provide current income consistent with stability of principal.
BMO Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)	To provide current income that is exempt from federal income tax and is consistent with stability of principal.
BMO Prime Money Market Fund (“Prime Money Market Fund”)	To provide current income consistent with stability of principal.

*	Fund inception date is September 28, 2012.
**	Fund inception date is November 29, 2012.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Investment Valuations—Listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange, including NASDAQ. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of Net Asset Value (“NAV”) or at fair value as discussed below. Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Fixed income securities that are not exchange traded are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value. Investments in other open-end registered investment companies are valued at net asset value. The money market funds use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Act.

Notes to Financial Statements (continued)

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the respective Fund or the financial statements presented.

Securities held in the Pyrford International Stock Fund, Lloyd George Emerging Markets Equity Fund and Pyrford Global Strategic Return Fund may be listed on foreign exchanges that do not value their listed securities at the same time each Fund calculates its NAV. Most foreign markets close well before each Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Funds have retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value.

Repurchase Agreements—The Funds’ policy requires the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement, including accrued interest.

The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the Adviser (or sub-advisers, as applicable) to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses, and Distributions—Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value.

The Funds offer multiple classes of shares which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in class-specific expenses. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of total shares outstanding of each class without distinction between share classes. Expenses attributable to a particular class of shares, such as shareholder servicing fees, are allocated directly to that class.

Premium and Discount Amortization/Paydown Gains and Losses—Premiums and discounts on fixed income securities are amortized/accreted for tax and financial statement purposes. Gains and losses realized on principal payments of mortgage-backed securities (paydown gains and losses) are classified as part of net investment income.

Federal Income Taxes—The policies and procedures of the Funds require compliance with Subchapter M of the Internal Revenue Code, as amended (the “Code”), and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions—The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the commitment to purchase securities. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts—Certain Funds may purchase futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from, or pays to, the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

BMO Funds

During the period ended February 28, 2013, the Intermediate Tax-Free Fund and Government Income Fund had an average of 87 and 33 short treasury futures contracts outstanding, respectively. The Ultra Short Tax-Free Fund had less than one average long treasury future contract outstanding during the period. Included in the Statements of Operations, the Ultra Short Tax-Free Fund, Intermediate Tax-Free Fund and Government Income Fund had $(3,049), $(352,956) and $16,697 in net realized gains/(losses) on treasury futures contracts, respectively. The Intermediate Tax-Free Fund had a $131,715 change in unrealized appreciation on treasury futures contracts for the period ended February 28, 2013.

At February 28, 2013, the following Fund had outstanding futures contracts as set forth below:

Fund	Expiration Date	Contracts	Description	Position	Unrealized Depreciation
Intermediate Tax-Free Fund	June 2013	100	U.S. 10 Year Notes	Short	$(1,181)

Options Contracts—Certain Funds may write covered call and put options on futures, swaps, securities, or currencies a Fund owns, or in which it may invest to create investment exposure consistent with their investment objectives. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received, or made, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (called) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds also may purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, or currency transaction to determine the realized gain or loss.

For the period ended February 28, 2013, the Funds did not hold any option contracts.

Foreign Exchange Contracts—Certain Funds may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Certain Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of certain Funds’ foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of these Funds’ foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are marked-to-market daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the period ended February 28, 2013, the Pyrford International Stock Fund, Pyrford Global Strategic Return Fund and Monegy High Yield Bond Fund entered into 3, 1 and 1 short forward foreign currency exchange contracts, respectively. Included in the Statements of Operations, the Pyrford International Stock Fund, Pyrford Global Strategic Return Fund, and Monegy High Yield Bond Fund had $307,295, $7,549 and $40,630 in net realized losses, respectively. The Pyrford International Stock Fund, Pyrford Global Strategic Return Fund and Monegy High Yield Bond Fund had $294,247, $5,876 and $4,983 in changes in net unrealized appreciation on forward foreign currency exchange contracts, respectively. At February 28, 2013, the following Funds had outstanding short foreign currency exchange contracts:

Pyrford International Stock Fund
		Contract Amount			Unrealized Appreciation
Settlement Date	Currency	Buy	Sell	Value		Counterparty
March 20, 2013	Australian Dollar (AUD)	$10,809,269	AUD 10,580,000	$10,793,771	$15,498	State Street Bank London
March 20, 2013	Australian Dollar	1,841,040	1,800,000	1,836,370	4,670	State Street Bank London
March 20, 2013	Australian Dollar	1,242,720	1,200,000	1,224,246	18,474	State Street Bank London

					$38,642

Pyrford Global Strategic Return Fund
		Contract Amount			Unrealized Appreciation
Settlement Date	Currency	Buy	Sell	Value		Counterparty
March 20, 2013	Australian Dollar (AUD)	$449,535	AUD 440,000	$448,890	$645	State Street Bank London

Notes to Financial Statements (continued)

Monegy High Yield Bond Fund
		Contract Amount			Unrealized Appreciation
Settlement Date	Currency	Buy	Sell	Value		Counterparty
March 22, 2013	Euro (€)	$476,857	€ 361,075	$471,472	$5,385	CIBC World Markets

Foreign Currency Translation—The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income, and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at each reporting period, resulting from changes in the exchange rate.

Restricted Securities—Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Directors. The money market funds’ restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each illiquid restricted security held by the Funds at February 28, 2013 is as follows:

Fund	Security	Acquisition Date	Acquisition Cost	Value
Prime Money Market Fund	Metropolitan Life Insurance Co.(1)	5/3/2004	$65,000,000	$65,000,000
Prime Money Market Fund	Metropolitan Life Insurance Co.(1)	2/1/2010	50,000,000	50,000,000

(1)	Security represents a quarterly floating rate funding agreement with a 90 day put feature whose maturity is extendable per the discretion of the Adviser.

Redemption Fees—The Funds (other than the Government Money Market Fund, Tax-Free Money Market Fund, Prime Money Market Fund, and Ultra Short Tax-Free Fund) impose a 2.00% redemption fee to shareholders who redeem shares held for 30 days or less. All redemption fees are recorded by the Funds as paid-in-capital.

Securities Lending—Certain Funds participate in a securities lending program, providing for the lending of corporate bonds, equity, and government securities to qualified brokers. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities loaned. Investment transactions, including securities on loan and the related collateral, are recorded on a trade date basis, and therefore the value of securities on loan and Payable for Return of Securities Lending Collateral listed in the Statements of Assets and Liabilities may not accurately reflect the operational nature of the securities lending program. The Funds’ securities on loan were appropriately collateralized at February 28, 2013. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates), and money market funds. The valuation of collateral is discussed in “Investment Valuations” in Note 2 of the Notes to the Financial Statements. When a Fund lends its portfolio securities, it is subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. A Fund also is subject to the risks associated with the investments of cash collateral received from the borrower.

Cash collateral received as part of the securities lending program was jointly pooled and invested in the following securities as of February 28, 2013 (1):

Description	Value
American Honda Finance Corp., 0.378%, 8/2/2013(2)	$20,010,300
ANZ National Ltd., 0.459%, 6/20/2013(2)	20,000,000
Bank of Nova Scotia, 0.552%, 7/19/2013(2)	15,021,900
Blackrock Liquidity TempCash Money Market Fund, 0.114%	25,959,665
Blackrock Liquidity TempFund Money Market Fund, 0.103%	32,023,573
Canadian Imperial Bank, 0.330%, 11/8/2013(2)	25,000,000

Description	Value
Chariot Funding, LLC, 0.320%, 3/6/2013(3)	$24,959,778
Coca Cola Co., 0.240%, 5/2/2013(3)	9,987,144
Commonwealth Bank Australia, 0.345%, 10/4/2013(2)	19,998,700
Commonwealth Bank Australia, 0.351%, 9/5/2013(2)	10,000,000
Dreyfus Institutional Cash Advantage Money Market Fund, 0.081%	35,888,605
DNB Bank ASA, 0.411%, 12/5/2013(2)	24,998,750
FCAR Owner Trust I, 0.460%, 10/21/2013(3)	24,916,305

BMO Funds

Description	Value
Fidelity Institutional Money Market Fund, 0.122%	$87,790,120
General Electric Corp., 0.909%, 6/19/2013(2)	10.018.760
Goldman Sachs Money Market Fund, 0.125%	43,986,562
Kells Funding, LLC, 0.260%, 8/20/2013(3)	19,974,000
Metlife Institutional Insurance FA, 0.561%, 5/29/2013(2)	20,000,000
National Rural Utilities Co., 0.381%, 2/18/2014(2)	30,007,680
Nordea North America, Inc., 0.270%, 7/22/2013(3)	24,967,188
Pricoa Global Funding, 0.510%, 9/27/2013(2)	23,013,547
Principal Life Income Funding, 0.473%, 11/8/2013(2)	5,003,745
Rabobank USA Financial Corp., 0.390%, 4/1/2013(3)	26,945,010
Reckitt Benckiser, 0.520%, 6/7/2013(3)	24,901,417
Royal Bank of Canada, 0.360%, 2/28/2014(2)	10,000,000

Description	Value
Royal Bank of Canada, 0.370%, 2/3/2014(2)	$25,000,000
Skandinaviska Enskilda Bank, 0.495%, 1/8/2014(2)	25,000,000
Svenska Handelsbanken, 0.270%, 8/27/2013(3)	21,568,410
Thunder Bay Funding, LLC, 0.300%, 6/20/2013(3)	17,972,700
Toronto Dominion Bank, 0.251%, 11/15/2013(3)	15,000,000
Toronto Dominion Bank, 0.302%, 10/21/2013(2)	15,010,305
Toyota Motor Corp., 0.361%, 9/9/2013(2)	20,006,780
Western Asset Institutional Cash Reserves Money Market Fund, 0.116%	48,787,230
Western Asset Institutional Liquid Reserves Money Market Fund, 0.124%	87,000,000
Westpac Banking Corp., 0.378%, 8/2/2013(2)	25,017,475

Total	$915,735,649

(1)	The collateral pool is managed by the fixed income group within the Adviser. Each Fund owns a pro-rata interest in the collateral pool determined by the value of securities on loan for such Fund.
(2)	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of February 28, 2013.
(3)	Each issue shows the rate of the discount at the time of purchase.

Commitments and Contingencies—In the normal course of business, the Corporation enters into contracts that provide general indemnifications to other parties. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation that have not yet occurred. However, the Corporation has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other—Investment transactions are accounted for on a trade date basis. Net realized gains and losses on securities are computed on the basis of specific security lot identification.

3.	Fair Value Measurements

Fair Valuation Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3—significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

The Funds have adopted Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”) which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS. Enhanced disclosure is required to detail any transfers into and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The following is a summary of the inputs used, as of February 28, 2013, in valuing the Funds’ assets:

	Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$683,474	$—	$—	$683,474
Short-Term Investments	20,994	—	—	20,994

Total	$704,468	$—	$—	$704,468

	Large-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$186,758,328	$—	$—	$186,758,328
Short-Term Investments	2,429,113	33,946,173	—	36,375,286

Total	$189,187,441	$33,946,173	$—	$223,133,614

Notes to Financial Statements (continued)

	Dividend Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$97,201,610	$—	$—	$97,201,610
Short-Term Investments	2,249,871	21,976,339	—	24,226,210

Total	$99,451,481	$21,976,339	$—	$121,427,820

	Large-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$205,074,806	$—	$—	$205,074,806
Short-Term Investments	2,789,837	32,035,921	—	34,825,758

Total	$207,864,643	$32,035,921	$—	$239,900,564

	Mid-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$244,725,067	$—	$—	$244,725,067
Short-Term Investments	14,697,889	59,226,416	—	73,924,305

Total	$259,422,956	$59,226,416	$—	$318,649,372

	Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$241,039,214	$—	$—	$241,039,214
Short-Term Investments	7,064,000	73,335,803	—	80,399,803

Total	$248,103,214	$73,335,803	$—	$321,439,017

	Small-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$41,282,119	$—	$—	$41,282,119
Short-Term Investments	3,651,999	19,814,384	—	23,466,383

Total	$44,934,118	$19,814,384	$—	$64,748,502

	Small-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$595,969,225	$—	$—	$595,969,225
Short-Term Investments	12,673,813	280,287,804	—	292,961,617

Total	$608,643,038	$280,287,804	$—	$888,930,842

	Pryford International Stock Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$141,824,396	$—	$—	$141,824,396
Preferred Stocks(1)	1,658,300	—	—	1,658,300
Short-Term Investments	—	20,122,569	—	20,122,569

Total	$143,482,696	$20,122,569	$—	$163,605,265

	Lloyd George Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$84,824,415	$—	$—	$84,824,415
Preferred Stocks(1)	3,547,442	—	—	3,547,442
Short-Term Investments	—	5,496,159	—	5,496,159

Total	$88,371,857	$5,496,159	$—	$93,868,016

	Pyrford Global Strategic Return Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$12,914,210	$—	$—	$12,914,210
Preferred Stocks(1)	62,674	—	—	62,674
International Bonds	—	35,229,757	—	35,229,757
Short-Term Investments	—	978,513	—	978,513

Total	$12,976,884	$36,208,270	$—	$49,185,154

	Ultra Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$848,293,505	$—	$848,293,505
Short-Term Investments	42,705,630	31,434,228	—	74,139,858

Total	$42,705,630	$879,727,733	$—	$922,433,363

	Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$36,920,315	$—	$36,920,315
Short-Term Investments	800,535	225,229	—	1,025,764

Total	$800,535	$37,145,544	$—	$37,946,079

	Short-Term Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$9,253,828	$—	$9,253,828
Collateralized Mortgage Obligations	—	9,759,565	—	9,759,565
Commercial Mortgage Securities	—	23,213,501	—	23,213,501
Corporate Bonds & Notes	—	117,591,546	—	117,591,546
Municipals	—	9,527,824	—	9,527,824
Mutual Funds	3,701,780	3,012,276	—	6,714,056
U.S. Government & U.S. Government Agency Obligations	—	29,649,524	—	29,649,524
U.S. Government Agency-Mortgage Securities	—	4,644,971	—	4,644,971
Short-Term Investments	12,425,134	40,976,327	—	53,401,461

Total	$16,126,914	$247,629,362	$—	$263,756,276

	Short-Intermediate Bond Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$1,415,739	$—	$1,415,739
Collateralized Mortgage Obligations	—	2,624,463	—	2,624,463
Commercial Mortgage Securities	—	1,556,121	—	1,556,121
Corporate Bonds & Notes	—	81,902,717	—	81,902,717
U.S. Government & U.S. Government Agency Obligations	—	49,364,253	—	49,364,253
U.S. Government Agency-Mortgage Securities	—	14,275,895	—	14,275,895
Short-Term Investments	12,911,768	60,757,002	—	73,668,770

Total	$12,911,768	$211,896,190	$—	$224,807,958

	Intermediate Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$1,261,785,505	$—	$1,261,785,505
Short-Term Investments	50,967,471	4,314,781	—	55,282,252

Total	$50,967,471	$1,266,100,286	$—	$1,317,067,757

BMO Funds

	Government Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$5,861,253	$—	$5,861,253
Collateralized Mortgage Obligations	—	27,174,629	—	27,174,629
Commercial Mortgage Securities	—	15,821,516	—	15,821,516
Corporate Bonds & Notes	—	3,020,565	—	3,020,565
U.S. Government & U.S. Government Agency Obligations	—	2,050,794	—	2,050,794
U.S. Government Agency-Mortgage Securities	—	161,825,085	—	161,825,085
Short-Term Investments	4,253,863	56,899,251	—	61,153,114

Total	$4,253,863	$272,653,093	$—	$276,906,956

	TCH Corporate Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$6,063,824	$—	$6,063,824
Corporate Bonds & Notes	—	127,583,739	—	127,583,739
Municipals	—	625,480	—	625,480
U.S. Government & U.S. Government Agency Obligations	—	6,079,572	—	6,079,572
Short-Term Investments	5,636,409	28,510,730	—	34,147,139

Total	$5,636,409	$168,863,345	$—	$174,499,754

	Aggregate Bond Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$14,334,340	$—	$14,334,340
Collateralized Mortgage Obligations	—	24,606,298	—	24,606,298
Commercial Mortgage Securities	—	18,001,545	—	18,001,545
Corporate Bonds & Notes	—	181,953,074	—	181,953,074
Municipals	—	3,008,940	—	3,008,940
U.S. Government & U.S. Government Agency Obligations	—	44,649,240	—	44,649,240
U.S. Government Agency-Mortgage Securities	—	119,526,512	—	119,526,512
Short-Term Investments	27,156,346	88,409,123	—	115,565,469

Total	$27,156,346	$494,489,072	$—	$521,645,418

	TCH Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$20,000,825	$—	$20,000,825
Commercial Mortgage Securities	—	633,928	—	633,928
Corporate Bonds & Notes	—	188,152,851	—	188,152,851
Municipals	—	375,288	—	375,288
U.S. Government & U.S. Government Agency Obligations	—	99,346,490	—	99,346,490
U.S. Government Agency-Mortgage Securities	—	14,461,907	—	14,461,907
Short-Term Investments	26,915,290	194,093,010	—	221,008,300

Total	$26,915,290	$517,064,299	$—	$543,979,589

	Monegy High Yield Bond Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$85,491,585	$—	$85,491,585
Short-Term Investments	719,822	—	—	719,822

Total	$719,822	$85,491,585	$—	$86,211,407

	Government Money Market Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$75,890,000	$—	$75,890,000
Mutual Funds	20,000,000	—	—	20,000,000
Repurchase Agreements	—	222,876,073	—	222,876,073
U.S. Government & U.S. Government Agency Obligations	—	150,398,298	—	150,398,298

Total	$20,000,000	$449,164,371	$—	$469,164,371

	Tax-Free Money Market Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$938,841,866	$—	$938,841,866
Mutual Funds	23,553,397	—	—	23,553,397

Total	$23,553,397	$938,841,866	$—	$962,395,263

	Prime Money Market Fund
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$452,025,256	$—	$452,025,256
Commercial Paper	—	1,164,445,453	—	1,164,445,453
Corporate Bonds & Notes	—	18,991,774	—	18,991,774
Funding Agreements	—	115,000,000	—	115,000,000
Municipals	—	423,710,000	—	423,710,000
Mutual Funds	169,000,000	—	—	169,000,000
Notes-Variable	—	194,042,381	—	194,042,381
Repurchase Agreements	—	490,123,394	—	490,123,394
Trust Demand Notes	—	143,000,000	—	143,000,000
U.S. Government & U.S. Government Agency Obligations	—	252,921,081	—	252,921,081

Total	$169,000,000	$3,254,259,339	$—	$3,423,259,339

The following is a summary of other financial instruments that are derivative instruments not reflected in the Schedules of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

	Unrealized Appreciation/(Depreciation) On Other Financial Instruments
Fund	Level 1	Level 2	Level 3	Total
Pyrford International Stock Fund
Short Forward Contracts	$—	$38,642	$—	$38,642
Pyrford Global Strategic Return Fund
Short Forward Contracts	—	645	—	645
Intermediate Tax-Free Fund
Short Futures Contracts	(1,181)	—	—	(1,181)
Monegy High Yield Bond Fund
Short Forward Contracts	—	5,385	—	5,385

Total	$(1,181)	$44,672	$—	$43,491

(1)	All sub-categories within Common Stocks and Preferred Stocks represent either entire Level 1 or Level 2 evaluation status.

Notes to Financial Statements (continued)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Fund	Beginning balance September 1, 2012	Transfers into Level 3 during the period	Transfers out of Level 3 during the period	Purchases	(Sales)	Change in unrealized appreciation/ (depreciation) during the period for Level 3 Investments	Total realized gain/ (loss)	Ending balance February 28, 2013
Mid-Cap Value Fund
Share Purchase Rights*	$47,740	$—	$—	$—	$60,043	$(47,740)	$60,043	$—
Ultra Short Tax-Free Fund
Municipals	844,375	—	—	—	844,375	30,625	(30,625)	—
Short-Term Income Fund
Corporate Bonds & Notes	1,837,323	—	—	—	2,016,900	567,527	(387,950)	—
Short-Intermediate Bond Fund
Corporate Bonds & Notes	3,024,400	—	—	—	3,320,000	934,200	(638,600)	—
Intermediate Tax-Free Fund
Municipals	1,529,525	—	—	—	1,585,000	27,774	27,701	—
Government Income Fund
Corporate Bonds & Notes	2,268,300	—	—	—	2,490,000	700,650	(478,950)	—

*	Share Purchase Rights received on August 10, 2012 at no cost via a spin-off corporate action related to Liberty Interactive Corp.

One corporate bond security held in both Short-Intermediate Bond Fund and Government Income Fund was categorized as Level 3 and had a fair value of $3,024,400 and $2,268,300, respectively, as of August 31, 2012. This security was thinly-traded and as a result was no longer being priced by the independent pricing vendor. As a result, the investment team located a more actively-traded security whose characteristics (yield, coupon, maturity, etc.) were substantially similar to this security. Price fluctuations on the actively-traded security were analyzed on a monthly basis and taken into consideration when recommending a fair value of the Level 3 security to the Board of Directors’ Pricing Committee. Key unobservable inputs related to this security include yield and credit spread, which generally react inversely with the price of fixed income securities. As of February 28, 2013, this security was no longer held in either Fund. All additional Funds containing Level 3 securities representing less than 1% of net assets are no longer held as of February 28, 2013.

It is the Funds’ policy to recognize transfers between category levels at the end of the period. As described in Note 2, the values of certain equity securities listed or traded on foreign security exchanges may be valued by an independent fair value pricing service on any day when a significant change in value of U.S. traded securities occurs, as measured by the Russell 1000 Index. As a result of such an event at August 31, 2012, certain securities held in the Pryford International Stock Fund, Lloyd George Emerging Markets Equity Fund and Pyrford Global Strategic Return Fund were fair valued by the service and categorized in Level 2 but did not require fair valuation at February 28, 2013 and were therefore categorized in Level 1.

The following is a reconciliation of transfers between category levels from August 31, 2012 to February 28, 2013, represented by recognizing the February 28, 2013 market value of securities previously classified as Level 2 as of August 31, 2012 that transferred hierarchies to Level 1 as of February 28, 2013:

	Pyrford International Stock Fund	Lloyd George Emerging Markets Fund	Pyrford Global Strategic Return Fund
Transfers into Level 1	$133,455,701	$61,854,292	$6,841,691
Transfers out of Level 1	$—	$—	$—

Net Transfers in (out) of Level 1	$133,455,701	$61,854,292	$6,841,691

Transfers into Level 2	$—	$—	$—
Transfers out of Level 2	$(133,455,701)	$(61,854,292)	$(6,841,691)

Net Transfers in (out) of Level 2	$(133,455,701)	$(61,854,292)	$(6,841,691)

BMO Funds

4.	Capital Stock

The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. Transactions in capital stock were as follows:

	Low Volatility Equity Fund	Large-Cap Value Fund		Dividend Income Fund
	Period Ended February 28, 2013(1) (Unaudited)	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012	Six Months Ended February 28, 2013 (Unaudited)	Period Ended August 31, 2012(2)
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$593,099	$21,964,638	$13,066,125	$21,877,971	$27,560,538
Institutional class of shares	178,875	17,969,399	9,923,332	2,557,611	47,878,146

Net proceeds from sale of shares	$771,974	$39,934,037	$22,989,457	$24,435,582	$75,438,684
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	$—	$699,846	$625,063	$384,039	$265,877
Institutional class of shares	—	742,033	716,242	635,019	483,028

Net proceeds from shares issued	$—	$1,441,879	$1,341,305	$1,019,058	$748,905
Cost of shares redeemed:
Investor class of shares	$(128,875)	$(7,937,640)	$(14,750,182)	$(2,111,024)	$(1,618,181)
Institutional class of shares	—	(9,720,443)	(27,017,000)	(3,764,119)	(4,077,381)

Net cost of shares redeemed	$(128,875)	$(17,658,083)	$(41,767,182)	$(5,875,143)	$(5,695,562)
Redemption fees	$—	$4,531	$9,475	$383	$14

Net change resulting from fund share transactions in dollars	$643,099	$23,722,364	$(17,426,945)	$19,579,880	$70,492,041

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	59,531	1,663,113	1,155,176	1,909,853	2,691,995
Institutional class of shares	17,488	1,465,723	853,273	234,526	4,686,815

Net sale of shares	77,019	3,128,836	2,008,449	2,144,379	7,378,810
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	56,287	57,609	35,384	25,315
Institutional class of shares	—	59,672	66,013	58,436	45,939

Net shares issued	—	115,959	123,622	93,820	71,254
Shares redeemed:
Investor class of shares	(12,500)	(629,989)	(1,313,126)	(189,801)	(154,633)
Institutional class of shares	—	(765,642)	(2,391,837)	(340,273)	(385,645)

Net shares redeemed	(12,500)	(1,395,631)	(3,704,963)	(530,074)	(540,278)

Net change resulting from fund share transactions in shares	64,519	1,849,164	(1,572,892)	1,708,125	6,909,786

(1)	Reflects operations for the period from September 28, 2012 (inception date) to February 28, 2013.
(2)	Reflects operations for the period from December 29, 2011 (inception date) to August 31, 2012.

Notes to Financial Statements (continued)

	Large-Cap Growth Fund		Mid-Cap Value Fund		Mid-Cap Growth Fund
	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$8,991,700	$23,464,442	$11,929,818	$16,459,576	$8,748,407	$16,939,756
Institutional class of shares	35,197,145	19,460,151	8,883,778	7,617,592	10,307,006	11,497,849

Net proceeds from sale of shares	$44,188,845	$42,924,593	$20,813,596	$24,077,168	$19,055,413	$28,437,605
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	$7,685,452	$—	$6,616,715	$526,309	$5,929,226	$—
Institutional class of shares	8,340,406	—	5,030,435	592,130	7,719,084	—

Net proceeds from shares issued	$16,025,858	$—	$11,647,150	$1,118,439	$13,648,310	$—
Cost of shares redeemed:
Investor class of shares	$(35,417,837)	$(14,939,047)	$(16,677,994)	$(29,272,605)	$(17,062,625)	$(25,169,276)
Institutional class of shares	(8,023,860)	(49,154,531)	(13,927,334)	(24,198,544)	(14,535,234)	(60,850,906)

Net cost of shares redeemed	$(43,441,697)	$(64,093,578)	$(30,605,328)	$(53,471,149)	$(31,597,859)	$(86,020,182)
Redemption fees	$12,050	$7,911	$6,204	$9,735	$580	$13,417

Net change resulting from fund share transactions in dollars	$16,785,056	$(21,161,074)	$1,861,622	$(28,265,807)	$1,106,444	$(57,569,160)

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	643,557	1,734,303	855,171	1,319,634	419,166	880,574
Institutional class of shares	2,504,538	1,383,672	626,729	633,788	480,515	600,572

Net sale of shares	3,148,095	3,117,975	1,481,900	1,953,422	899,681	1,481,146
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	580,911	—	506,252	44,043	301,129	—
Institutional class of shares	627,570	—	385,770	49,675	387,504	—

Net shares issued	1,208,481	—	892,022	93,718	688,633	—
Shares redeemed:
Investor class of shares	(2,537,504)	(1,154,790)	(1,219,846)	(2,371,018)	(809,893)	(1,336,069)
Institutional class of shares	(572,543)	(3,745,482)	(1,019,120)	(1,944,489)	(692,007)	(3,138,472)

Net shares redeemed	(3,110,047)	(4,900,272)	(2,238,966)	(4,315,507)	(1,501,900)	(4,474,541)

Net change resulting from fund share transactions in shares	1,246,529	(1,782,297)	134,956	(2,268,367)	86,414	(2,993,395)

(1)	Reflects operations for the period from December 29, 2011 (inception date) to August 31, 2012.

BMO Funds

Small-Cap Value Fund		Small-Cap Growth Fund		Pyrford International Stock Fund		Lloyd George Emerging Markets Equity Fund
Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012	Six Months Ended February 28, 2013 (Unaudited)	Period Ended August 31, 2012(1)	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012

$4,289,982	$6,548,063	$35,197,861	$101,504,351	$5,104,714	$40,630,044	$23,237,055	$8,422,583
6,637,443	1,517,977	34,890,993	74,947,774	26,897,885	79,006,460	13,238,588	13,540,720

$10,927,425	$8,066,040	$70,088,854	$176,452,125	$32,002,599	$119,636,504	$36,475,643	$21,963,303

$790,691	$—	$22,334,250	$19,098,636	$1,012,919	$—	$1,212,603	$950,384
136,384	—	15,804,539	11,024,348	2,034,428	—	3,017,011	3,098,942

$927,075	$—	$38,138,789	$30,122,984	$3,047,347	$—	$4,229,614	$4,049,326

$(3,426,208)	$(3,739,669)	$(68,490,669)	$(136,319,090)	$(4,316,522)	$(3,477,177)	$(1,529,963)	$(2,949,450)
(478,263)	(736,041)	(33,131,675)	(64,143,706)	(6,830,832)	(6,063,885)	(3,437,906)	(6,426,940)

$(3,904,471)	$(4,475,710)	$(101,622,344)	$(200,462,796)	$(11,147,354)	$(9,541,062)	$(4,967,869)	$(9,376,390)
$905	$1,420	$15,493	$72,902	$19,249	$23,557	$485	$2,532

$7,950,934	$3,591,750	$6,620,792	$6,185,215	$23,921,841	$110,118,999	$35,737,873	$16,638,771

370,590	682,010	1,882,752	5,679,118	452,292	4,050,172	1,656,004	643,044
554,182	162,816	1,857,450	4,197,598	2,367,454	7,799,273	953,496	1,028,437

924,772	844,826	3,740,202	9,876,716	2,819,746	11,849,445	2,609,500	1,671,481

73,077	—	1,282,840	1,098,886	92,176	—	90,696	71,619
12,581	—	895,949	628,168	184,965	—	225,487	233,354

85,658	—	2,178,789	1,727,054	277,141	—	316,183	304,973

(301,121)	(390,284)	(3,683,020)	(7,650,676)	(384,263)	(337,614)	(109,528)	(212,051)
(42,390)	(72,996)	(1,771,251)	(3,525,198)	(607,107)	(581,510)	(246,150)	(467,441)

(343,511)	(463,280)	(5,454,271)	(11,175,874)	(991,370)	(919,124)	(355,678)	(679,492)

666,919	381,546	464,720	427,896	2,105,517	10,930,321	2,570,005	1,296,962

Notes to Financial Statements (continued)

	Pyrford Global Strategic Return Fund		Ultra Short Tax-Free Fund		Short Tax-Free Fund
	Six Months Ended February 28, 2013 (Unaudited)	Period Ended August 31, 2012(1)	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012	Period Ended February 28, 2013(2) (Unaudited)
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$1,515,375	$12,433,973	$33,283,281	$94,363,815	$17,846,544
Institutional class of shares	1,444,538	44,402,011	562,769,892	603,773,096	21,998,788

Net proceeds from sale of shares	$2,959,913	$56,835,984	$596,053,173	$698,136,911	$39,845,332
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	$—	$—	$358,289	$630,636	$36,954
Institutional class of shares	—	—	892,019	1,105,179	3,757

Net proceeds from shares issued	$—	$—	$1,250,308	$1,735,815	$40,711
Cost of shares redeemed:
Investor class of shares	$(729,017)	$(870,696)	$(42,173,797)	$(42,755,545)	$(1,803,193)
Institutional class of shares	(8,076,941)	(2,362,735)	(424,282,836)	(292,251,634)	(350,000)

Net cost of shares redeemed	$(8,805,958)	$(3,233,431)	$(466,456,633)	$(335,007,179)	$(2,153,193)
Redemption fees	$1,552	$4,036	$—	$52,067	$—

Net change resulting from fund share transactions in dollars	$(5,844,493)	$53,606,589	$130,846,848	$364,917,614	$37,732,850

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	146,849	1,241,678	3,298,591	9,366,704	1,771,915
Institutional class of shares	140,060	4,364,878	55,804,762	59,960,816	2,185,392

Net sale of shares	286,909	5,606,556	59,103,353	69,327,520	3,957,307
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	—	35,508	62,615	3,658
Institutional class of shares	—	—	88,441	109,790	372

Net shares issued	—	—	123,949	172,405	4,030
Shares redeemed:
Investor class of shares	(70,712)	(86,388)	(4,178,463)	(4,242,152)	(178,655)
Institutional class of shares	(780,674)	(234,591)	(42,070,853)	(29,021,602)	(34,678)

Net shares redeemed	(851,386)	(320,979)	(46,249,316)	(33,263,754)	(213,333)

Net change resulting from fund share transactions in shares	(564,477)	5,285,577	12,977,986	36,236,171	3,748,004

(1)	Reflects operations for the period from December 29, 2011 (inception date) to August 31, 2012.
(2)	Reflects operations for the period from November 29, 2012 (inception date) to February 28, 2013.
(3)	Includes $118,407,280 of paid-in-capital received from an in-kind subscription merger of three affiliated unregistered municipal bond funds effective as of the close of business on April 4, 2012. The total value received of $118,407,280 from this non-taxable event represented $111,966,450 in securities cost, $5,407,614 in net unrealized appreciation and $1,033,216 in accrued interest in exchange for 10,735,021 Institutional Class of shares at time of merger.

BMO Funds

Short-Term Income Fund		Short-Intermediate Bond Fund		Intermediate Tax-Free Fund		Government Income Fund
Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012

$40,058,122	$53,361,304	$2,105,614	$7,988,342	$317,821,081	$435,118,279	$5,781,767	$22,472,012
23,043,246	34,920,876	5,228,286	21,550,963	52,216,550	200,019,252 (3)	3,086,090	6,791,908

$63,101,368	$88,282,180	$7,333,900	$29,539,305	$370,037,631	$635,137,531	$8,867,857	$29,263,920

$727,363	$1,215,227	$321,884	$877,929	$14,996,770	$13,856,348	$3,937,711	$12,134,588
397,310	885,461	555,867	1,456,412	2,117,548	333,503	560,111	2,062,709

$1,124,673	$2,100,688	$877,751	$2,334,341	$17,114,318	$14,189,851	$4,497,822	$14,197,297

$(18,073,375)	$(30,737,058)	$(4,920,240)	$(11,833,054)	$(106,838,473)	$(130,425,894)	$(19,641,855)	$(55,927,279)
(11,908,060)	(22,682,270)	(13,751,861)	(15,895,959)	(37,531,463)	(33,824,436)	(4,483,621)	(13,127,455)

$(29,981,435)	$(53,419,328)	$(18,672,101)	$(27,729,013)	$(144,369,936)	$(164,250,330)	$(24,125,476)	$(69,054,734)
$16,582	$53,222	$2,994	$4,328	$23,884	$67,677	$365	$12,530

$34,261,188	$37,016,762	$(10,457,456)	$4,148,961	$242,805,897	$485,144,729	$(10,759,432)	$(25,580,987)

4,223,555	5,691,590	200,170	779,588	28,048,311	39,372,819	598,573	2,285,719
2,426,174	3,711,347	497,719	2,098,027	4,612,541	18,107,884 (3)	320,120	696,878

6,649,729	9,402,937	697,889	2,877,615	32,660,852	57,480,703	918,693	2,982,597

76,659	129,602	30,586	85,453	1,320,511	1,252,029	408,419	1,255,736
41,822	94,411	52,871	141,806	185,953	30,330	58,202	214,319

118,481	224,013	83,457	227,259	1,506,464	1,282,359	466,621	1,470,055

(1,905,023)	(3,269,629)	(467,985)	(1,155,832)	(9,438,636)	(11,789,929)	(2,037,524)	(5,759,070)
(1,253,735)	(2,419,063)	(1,308,751)	(1,548,463)	(3,313,083)	(3,049,594)	(464,658)	(1,350,635)

(3,158,758)	(5,688,692)	(1,776,736)	(2,704,295)	(12,751,719)	(14,839,523)	(2,502,182)	(7,109,705)

3,609,452	3,938,258	(995,390)	400,579	21,415,597	43,923,539	(1,116,868)	(2,657,053)

Notes to Financial Statements (continued)

	TCH Corporate Income Fund		Aggregate Bond Fund		TCH Core Plus Bond Fund
	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$17,484,559	$35,675,544	$46,834,885	$94,153,944	$151,774,689	$36,361,110
Advisor class of shares	—	—	—	—	—	—
Institutional class of shares	6,554,583	13,019,752	23,818,619	57,403,310	86,164,529	20,857,537
Transfers from termination of Advisor class	—	—	—	—	—	—

Net proceeds from sale of shares	$24,039,142	$48,695,296	$70,653,504	$151,557,254	$237,939,218	$57,218,647
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	$2,120,308	$1,327,073	$11,124,425	$11,252,829	$3,811,434	$3,404,481
Advisor class of shares	—	—	—	—	—	—
Institutional class of shares	3,209,419	3,134,188	8,645,240	10,244,110	2,677,139	2,486,996

Net proceeds from shares issued	$5,329,727	$4,461,261	$19,769,665	$21,496,939	$6,488,573	$5,891,477
Cost of shares redeemed:
Investor class of shares	$(16,699,344)	$(9,013,222)	$(145,986,434)	$(39,068,413)	$(9,517,226)	$(11,011,026)
Advisor class of shares	—	—	—	—	—	—
Institutional class of shares	(3,492,826)	(5,345,171)	(94,693,126)	(51,030,243)	(6,245,294)	(9,748,534)
Transfers from termination of Advisor class	—	—	—	—	—	—

Net cost of shares redeemed	$(20,192,170)	$(14,358,393)	$(240,679,560)	$(90,098,656)	$(15,762,520)	$(20,759,560)
Redemption fees	$101	$9,924	$2,859	$35,661	$1,572	$6,426

Net change resulting from fund share transactions in dollars	$9,176,800	$38,808,088	$(150,253,532)	$82,991,198	$228,666,843	$42,356,990

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	1,330,912	2,833,054	4,232,670	8,583,610	12,828,086	3,163,686
Advisor class of shares	—	—	—	—	—	—
Institutional class of shares	501,398	1,039,572	2,152,448	5,254,023	7,242,355	1,824,885
Transfers from termination of Advisor class	—	—	—	—	—	—

Net sale of shares	1,832,310	3,872,626	6,385,118	13,837,633	20,070,441	4,988,571
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	162,066	105,363	1,010,811	1,034,478	319,773	295,343
Advisor class of shares	—	—	—	—	—	—
Institutional class of shares	245,677	251,082	785,554	942,759	224,732	215,862

Net shares issued	407,743	356,445	1,796,365	1,977,237	544,505	511,205
Shares redeemed:
Investor class of shares	(1,282,863)	(716,053)	(13,405,446)	(3,551,513)	(798,414)	(951,467)
Advisor class of shares	—	—	—	—	—	—
Institutional class of shares	(267,631)	(435,734)	(8,637,619)	(4,636,505)	(523,022)	(842,593)
Transfers from termination of Advisor class	—	—	—	—	—	—

Net shares redeemed	(1,550,494)	(1,151,787)	(22,043,065)	(8,188,018)	(1,321,436)	(1,794,060)

Net change resulting from fund share transactions in shares	689,559	3,077,284	(13,861,582)	7,626,852	19,293,510	3,705,716

(1)	Reflects operations for the period from December 29, 2011 (inception date) to August 31, 2012.
(2)	Reflects operations for the period from September 1, 2011 to December 19, 2011 (termination of Advisor class of shares).

BMO Funds

Monegy High Yield Bond Fund		Government Money Market Fund		Tax-Free Money Market Fund		Prime Money Market Fund
Six Months Ended February 28, 2013 (Unaudited)	Period Ended August 31, 2012(1)	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012

$9,848,878	$58,793,560	$328,030,246	$1,169,472,644	$251,749,058	$509,462,421	$1,248,814,198	$2,704,886,079
—	—	—	—	—	—	—	15,001,800	(2)
5,858,908	49,173,888	704,287,923	1,370,367,464	1,671,935,767	2,275,745,588	4,852,175,494	6,914,910,979
—	—	—	—	—	—	—	61,537,780

$15,707,786	$107,967,448	$1,032,318,169	$2,539,840,108	$1,923,684,825	$2,785,208,009	$6,100,989,692	$9,696,336,638

$1,610,937	$1,531,601	$1,556	$6,948	$10,703	$43,660	$22,600	$37,977
—	—	—	—	—	—	—	1,589	(2)
1,140,165	1,202,231	10	2,147	32,351	129,962	156,835	471,195

$2,751,102	$2,733,832	$1,566	$9,095	$43,054	$173,622	$179,435	$510,761

$(25,138,161)	$(2,995,149)	$(301,837,012)	$(1,324,258,528)	$(262,977,145)	$(592,457,387)	$(1,260,418,201)	$(2,879,849,108)
—	—	—	—	—	—	—	(19,357,491	)(2)
(15,270,921)	(3,095,846)	(697,357,669)	(1,279,880,984)	(1,431,071,814)	(2,307,224,713)	(4,639,496,154)	(7,145,586,624)
—	—	—	—	—	—	—	(61,537,780)

$(40,409,082)	$(6,090,995)	$(999,194,681)	$(2,604,139,512)	$(1,694,048,959)	$(2,899,682,100)	$(5,899,914,355)	$(10,106,331,003)
$1,888	$407	$—	$—	$—	$—	$—	$—

$(21,948,306)	$104,610,692	$33,125,054	$(64,290,309)	$229,678,920	$(114,300,469)	$201,254,772	$(409,483,604)

939,712	5,850,532	328,030,246	1,169,472,644	251,749,058	509,462,421	1,248,814,198	2,704,886,079
—	—	—	—	—	—	—	15,001,800	(2)
559,283	4,894,272	704,287,923	1,370,367,464	1,671,935,767	2,275,745,588	4,852,175,494	6,914,910,979
—	—	—	—	—	—	—	61,537,780

1,498,995	10,744,804	1,032,318,169	2,539,840,108	1,923,684,825	2,785,208,009	6,100,989,692	9,696,336,638

153,873	150,338	1,556	6,948	10,703	43,660	22,600	37,977
—	—	—	—	—	—	—	1,589	(2)
108,985	118,069	10	2,147	32,351	129,962	156,835	471,195

262,858	268,407	1,566	9,095	43,054	173,622	179,435	510,761

(2,393,378)	(294,830)	(301,837,012)	(1,324,258,528)	(262,977,145)	(592,457,387)	(1,260,418,201)	(2,879,849,108)
—	—	—	—	—	—	—	(19,357,491	)(2)
(1,453,750)	(303,875)	(697,357,669)	(1,279,880,984)	(1,431,071,814)	(2,307,224,713)	(4,639,496,154)	(7,145,586,624)
—	—	—	—	—	—	—	(61,537,780)

(3,847,128)	(598,705)	(999,194,681)	(2,604,139,512)	(1,694,048,959)	(2,899,682,100)	(5,899,914,355)	(10,106,331,003)

(2,085,275)	10,414,506	33,125,054	(64,290,309)	229,678,920	(114,300,469)	201,254,772	(409,483,604)

Notes to Financial Statements (continued)

5.	Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee—The Adviser receives for its services an investment adviser fee based on a percentage of each Fund’s average daily net assets (“ADNA”) as listed below.

	Fund’s ADNA
Fund	on the first $500 million	on the next $200 million	on the next $100 million	in excess of $800 million
Low Volatility Equity Fund(1)	0.50%	0.49%	0.45%	0.40%
Large-Cap Value Fund	0.75	0.74	0.70	0.65
Dividend Income Fund	0.50	0.49	0.45	0.40
Large-Cap Growth Fund	0.75	0.74	0.70	0.65
Mid-Cap Value Fund	0.75	0.74	0.70	0.65
Mid-Cap Growth Fund	0.75	0.74	0.70	0.65
Small-Cap Value Fund	0.75	0.75	0.75	0.75
Small-Cap Growth Fund	1.00	1.00	1.00	1.00
Pyrford International Stock Fund	0.80	0.79	0.75	0.70
Lloyd George Emerging Markets Equity Fund	0.90	0.89	0.85	0.80
Pyrford Global Strategic Return Fund	0.80	0.79	0.75	0.70
Ultra Short Tax-Free Fund	0.20	0.19	0.10	0.10
Short Tax-Free Fund(2)	0.25	0.24	0.15	0.15
Short-Term Income Fund	0.20	0.19	0.10	0.10
Short-Intermediate Bond Fund	0.40	0.39	0.30	0.25
Intermediate Tax-Free Fund	0.30	0.29	0.20	0.15
Government Income Fund	0.40	0.39	0.30	0.25
TCH Corporate Income Fund	0.25	0.24	0.15	0.10
Aggregate Bond Fund	0.40	0.39	0.30	0.25
TCH Core Plus Bond Fund	0.25	0.24	0.15	0.10
Monegy High Yield Bond Fund	0.50	0.50	0.50	0.50

(1)	Fund inception date is September 28, 2012.
(2)	Fund inception date is November, 29, 2012.

	Fund’s ADNA
Fund	on the first $2 billion	on the next $2 billion	on the next $2 billion	on the next $2 billion	in excess of $8 billion
Government Money Market Fund	0.200%	0.185%	0.170%	0.155%	0.140%
Tax-Free Money Market Fund	0.200	0.185	0.170	0.155	0.140
Prime Money Market Fund	0.150	0.135	0.120	0.105	0.090

The Pyrford International Stock Fund and Pyrford Global Strategic Return Fund’s sub-adviser is Pyrford International Ltd., an affiliate of the Adviser. The Lloyd George Emerging Markets Equity Fund’s sub-adviser is Lloyd George Management (Europe) Limited, an affiliate of the Adviser. The TCH Corporate Income Fund and TCH Core Plus Bond Fund’s sub-adviser is Taplin, Canida & Habacht, LLC, an affiliate of the Adviser. The Monegy High Yield Bond Fund’s sub-adviser is Monegy, Inc., an affiliate of the Adviser. The Adviser compensates each sub-adviser based on the level of average daily net assets of each respective Fund managed by each sub-adviser.

The Adviser has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent class specific total annual operating expenses (excluding taxes, interest, brokerage commissions, other investment related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business, and Acquired Fund Fees and Expenses) from exceeding the amounts for the periods set forth below. The Adviser may not terminate this arrangement prior to the date of the Funds’ next updated prospectus unless the investment advisory agreement is terminated. The Adviser may voluntarily choose to waive any portion of its fee beyond its contractual agreement. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

BMO Funds

	Annualized Contractual Expense Limitation
Fund	Investor Class		Institutional Class
Low Volatility Equity Fund(1)	0.90%		0.65%
Large-Cap Value Fund	1.24		0.99
Dividend Income Fund	0.90		0.65
Large-Cap Growth Fund	1.24		0.99
Mid-Cap Value Fund	1.24		0.99
Mid-Cap Growth Fund	1.24		0.99
Small-Cap Value Fund	1.24		0.99
Small-Cap Growth Fund	1.44		1.19
Pyrford International Stock Fund	1.24		0.99
Lloyd George Emerging Markets Equity Fund	1.40		1.15
Pyrford Global Strategic Return Fund	1.24		0.99
Ultra Short Tax-Free Fund	0.55		0.30
Short Tax-Free Fund(2)	0.55		0.40
Short-Term Income Fund	0.60		0.35
Short-Intermediate Bond Fund	0.80		0.55
Intermediate Tax-Free Fund	0.55		0.50
Government Income Fund	0.80		0.55
TCH Corporate Income Fund	0.59	(3)	0.55
Aggregate Bond Fund	0.80		0.55
TCH Core Plus Bond Fund	0.59	(3)	0.55
Monegy High Yield Bond Fund	0.90		0.65
Government Money Market Fund	0.45		0.20
Tax-Free Money Market Fund	0.45		0.20
Prime Money Market Fund	0.45		0.20

(1)	Fund inception date is September 28, 2012.
(2)	Fund inception date is November 29, 2012.
(3)	Effective December 28, 2012. Prior to December 28, 2012, the annualized contractual expense limitation Investor Class rate was 0.80%.

For the period ended February 28, 2013, the Adviser chose to voluntarily waive beyond its contractual expense limitations for the following Funds in the following amounts:

Fund	Additional Fees Waived
Government Money Market Fund	$227,642
Tax-Free Money Market Fund	101,670
Prime Money Market Fund	900,942

Shareholder Services Fee—Under the terms of a Shareholder Services Agreement with BMO Funds U.S. Services (“Fund Services”), each Fund pays Fund Services at the annual rate of 0.25% of average daily net assets of the Fund’s Investor Class shares for the period. The fee paid to Fund Services is used to finance certain services for shareholders and to maintain shareholder accounts. Fund Services may voluntarily choose to waive any portion of its fee. Fund Services can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee—The fee paid to the Adviser is based on each Fund’s average daily net assets with respect to the Equity Funds and Fixed Income Funds and the aggregate average daily net assets of all the Money Market Funds as listed below.

Equity & Fixed Income Funds		Money Market Funds
Annual Rate	ADNA	Annual Rate	ADNA
0.0925%	on the first $250 million	0.0400%	on the first $2 billion
0.0850	on the next $250 million	0.0300	on the next $2 billion
0.0800	on the next $200 million	0.0250	on the next $2 billion
0.0400	on the next $100 million	0.0200	on the next $2 billion
0.0200	on the next $200 million	0.0100	in excess of $8 billion
0.0100	in excess of $1.0 billion

Custodian Fees—BMO Harris Bank, NA (“BMO Harris”) is the Funds’ custodian, except for the Pyrford International Stock Fund, Lloyd George Emerging Markets Equity Fund and Pyrford Global Strategic Return Fund, for which State Street Bank and Trust Company maintains custody. BMO Harris receives fees based on the level of each Fund’s average daily net assets consisting of two basis points on the first $250,000,000 and one basis point thereafter for the period.

Notes to Financial Statements (continued)

Securities Lending —The Funds pay a portion of net revenue from securities lending to BMO Harris for its services as the securities lending agent. The securities lending income as shown in the Statements of Operations is net of these fees. The following amounts were paid for the period ended February 28, 2013:

Fund	Fees Paid
Large-Cap Value Fund	$12,518
Dividend Income Fund	7,188
Large-Cap Growth Fund	17,505
Mid-Cap Value Fund	33,567
Mid-Cap Growth Fund	60,308
Small-Cap Value Fund	5,747
Small-Cap Growth Fund	273,328
Pyrford International Stock Fund	108
Short-Term Income Fund	7,513
Short-Intermediate Bond Fund	15,340
Government Income Fund	2,813
TCH Corporate Income Fund	7,220
Aggregate Bond Fund	35,955
TCH Core Plus Bond Fund	9,251

Investments in Affiliated Issuers—An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a BMO Fund. Issuers that are affiliates of the Fund at year-end are noted in the Fund’s Schedule of Investments. Transactions during the year with entities that are affiliates as of February 28, 2013 are as follows:

Fund/Security	Value, Beginning of Period	Purchases	Sales Proceeds		Net Change in Unrealized Depreciation	Dividends Credited to Income	Value, End of Period
Low Volatility Equity Fund Prime Money Market Fund, Class I, 0.070%	$—	$683,653	$662,659		$—	$14	$20,994
Large-Cap Value Fund Prime Money Market Fund, Class I, 0.070%	1,957,143	38,731,749	38,259,779		—	1,623	2,429,113
Dividend Income Fund Prime Money Market Fund, Class I, 0.070%	2,414,214	22,157,359	22,321,702		—	1,281	2,249,871
Large-Cap Growth Fund Prime Money Market Fund, Class I, 0.070%	3,692,284	29,959,462	30,861,909		—	2,452	2,789,837
Mid-Cap Value Fund Prime Money Market Fund, Class I, 0.070%	6,608,123	40,545,744	32,455,978		—	3,425	14,697,889
Mid-Cap Growth Fund Prime Money Market Fund, Class I, 0.070%	4,541,091	35,305,969	32,783,060		—	3,439	7,064,000
Small-Cap Value Fund Prime Money Market Fund, Class I, 0.070%	2,604,475	14,080,580	13,033,056		—	1,361	3,651,999
Small-Cap Growth Fund Safeguard Scientifics, Inc.	18,989,424	—	882,783	(1)	(276,959)	—	17,618,418
Prime Money Market Fund, Class I, 0.070%	20,016,925	103,753,524	111,096,636		—	10,291	12,673,813
Ultra Short Tax-Free Fund Tax-Free Money Market Fund, Class I, 0.111%	23,798,895	434,616,949	415,710,214		—	27,747	42,705,630
Short Tax-Free Fund Tax-Free Money Market Fund, Class I, 0.111%	—	35,047,166	34,246,631		—	838	800,535
Short-Term Income Fund Prime Money Market Fund, Class I, 0.070%	4,841,104	72,499,743	64,915,713		—	4,381	12,425,134
Short-Intermediate Bond Fund Prime Money Market Fund, Class I, 0.070%	7,004,810	193,584,051	187,677,093		—	10,259	12,911,768
Intermediate Tax-Free Fund Tax-Free Money Market Fund, Class I, 0.111%	44,255,659	199,938,981	193,227,169		—	36,440	50,967,471
Government Income Fund Government Money Market Fund, Class I, 0.012%	19,054,993	48,352,403	63,153,533		—	1,106	4,253,863
TCH Corporate Income Fund Prime Money Market Fund, Class I, 0.070%	3,510,708	61,937,875	59,812,174		—	3,297	5,636,409
Aggregate Bond Fund Prime Money Market Fund, Class I, 0.070%	27,531,958	644,753,387	645,128,999		—	28,175	27,156,346
TCH Core Plus Bond Fund Prime Money Market Fund, Class I, 0.070%	7,800,389	256,513,566	237,398,665		—	7,979	26,915,290
Monegy HighYield Bond Fund Prime Money Market Fund, Class I, 0.070%	3,737,143	38,384,879	41,402,200		—	2,184	719,822

(1)	During the period ended February 28, 2013, the Small-Growth Fund had $211,265 in realized loss due to the affiliated entity sale of Safeguard Scientifics, Inc.

BMO Funds

Interfund Borrowing and Lending—The Funds participated in an interfund lending program, which expired subsequent to February 28, 2013. This program allowed the Funds to lend cash to and/or borrow cash from other Funds for temporary purposes, although the Money Market Funds could not participate as borrowers. The program was subject to a number of conditions, including the requirement that the interfund loan rate to be charged to the Funds under the program was (i) more favorable to the lending Fund than the rate it could otherwise obtain from investing cash in repurchase agreements or purchasing shares of a Money Market Fund and (ii) more favorable than the lowest interest rate at which bank short-term loans would be available to the Funds. In addition, a Fund could participate in the program only if its participation is consistent with the Fund’s investment policies and limitations. The Directors were responsible for the oversight of the interfund lending program. The Low Volatility Equity Fund, Ultra Short Tax-Free Fund, Short-Term Income Fund, and Intermediate Tax-Free Fund utilized this program as borrower, and the Prime Money Market Fund as lender for the period ended February 28, 2013. No interfund borrowing or lending balances existed as of February 28, 2013. For the period ended February 28, 2013, the average daily lending balances were $1,268, $2,655, $477, and $6,207, and the weighted average interest rates were 0.096%, 0.077%, 0.087%, and 0.077%, respectively.

Investment Transactions—The Funds, on occasion, may purchase or sell a security with another Fund or client of the Adviser pursuant to procedures approved by the Directors.

General—Certain of the Officers and Directors of the Corporation are also Officers and Directors of one or more of the above companies, which are affiliates of the Corporation. None of the Fund officers or interested directors receives any compensation from the Funds.

6.	Line of Credit

The Corporation, on behalf of the respective Funds, entered into a $15,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with State Street Bank and Trust Company. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.250% per annum over the greater of the Federal Funds rate or the London Interbank Offered Rate (LIBOR). Effective January 18, 2013, the LOC includes a commitment fee of 0.120% per annum on the daily unused portion, which during the fiscal period was paid by the Adviser. Prior to January 18, 2013, the commitment fee was 0.125% per annum. The Tax-Free Money Market Fund utilized the LOC during the period ended February 28, 2013. No borrowings were outstanding under the LOC at February 28, 2013. For the period ended February 28, 2013, the Tax-Free Money Market Fund’s average daily loan balance outstanding was $69,015, and the weighted average interest rate was 1.435%.

7.	Investment Transactions

Purchases and sales of investments, excluding short-term U.S. government securities, short-term obligations, and in-kind contributions, for the period ended February 28, 2013 were as follows:

	Other than U.S. Government Securities		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
Low Volatility Equity Fund (1)	$749,782	$104,077	$—	$—
Large-Cap Value Fund	84,402,822	61,834,358	—	—
Dividend Income Fund	29,125,488	9,402,838	—	—
Large-Cap Growth Fund	107,940,515	106,014,214	—	—
Mid-Cap Value Fund	52,672,273	69,787,685	—	—
Mid-Cap Growth Fund	55,751,530	71,177,161	—	—
Small-Cap Value Fund	17,712,431	12,433,591	—	—
Small-Cap Growth Fund	209,640,709	242,583,733	—	—
Pyrford International Stock Fund	31,687,052	10,798,821	—	—
Lloyd George Emerging Markets Equity Fund	37,313,369	11,837,801	—	—
Pyrford Global Strategic Return Fund	949,610	2,501,296	460,328	1,911,332
Ultra Short Tax-Free Fund	391,542,227	263,502,181	—	—
Short Tax-Free Fund (2)	48,574,342	11,773,281	—	—
Short-Term Income Fund	67,721,058	34,819,268	11,013,517	16,745,604
Short-Intermediate Bond Fund	32,093,009	41,138,365	236,933,056	231,316,980
Intermediate Tax-Free Fund	347,837,818	120,171,248	—	—
Government Income Fund	14,993,544	19,114,561	366,172,626	415,430,272
TCH Corporate Income Fund	65,911,741	64,753,434	15,203,311	9,140,167
Aggregate Bond Fund	197,746,242	261,140,506	850,992,106	963,679,057
TCH Core Plus Bond Fund	134,508,581	45,483,879	98,537,517	13,348,249
Monegy High Yield Bond Fund	16,617,640	35,012,298	—	—

(1)	Reflects operations for the period from September 28, 2012 (inception date) to February 28, 2013.
(2)	Reflects operations for the period from November 29, 2012 (inception date) to February 28, 2013.

Notes to Financial Statements (continued)

8.	Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatment of net operating loss, foreign currency transactions, paydown gain or loss, market discount accretion, premium amortization, and expiring capital loss carryforwards.

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts, on the Statements of Assets and Liabilities, based on their Federal tax basis treatment; temporary differences do not require reclassification and had no impact on the net asset value of the Funds.

The Funds complied with the Financial Accounting Standards Board (“FASB”) interpretation Accounting for Uncertainty in Income Taxes, which provides guidance for how uncertain tax provisions should be recognized, measured, presented, and disclosed in the financial statements. Accounting for Uncertainty in Income Taxes requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not,” (i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

Accounting for Uncertainty in Income Taxes requires management of the Funds to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities (i.e., the last four tax years and the interim tax period since then). The Funds, have no examinations in progress. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Funds reviewed all tax positions taken or expected to be taken in the preparation of the Funds’ tax returns and concluded that Accounting for Uncertainty in Income Taxes resulted in no effect on the Funds’ reported net assets or results of operations as of and during the period ended February 28, 2013. Management of the Funds also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, derivatives, foreign currency, and the discount accretion/premium amortization of debt securities.

	Cost of Investments for Federal Tax Purposes		Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
Low Volatility Equity Fund	$667,365		$41,632	$(4,529)	$37,103
Large-Cap Value Fund	192,114,861		32,777,416	(1,758,663)	31,018,753
Dividend Income Fund	112,218,142		10,822,524	(1,612,846)	9,209,678
Large-Cap Growth Fund	208,690,787		32,406,902	(1,197,125)	31,209,777
Mid-Cap Value Fund	264,576,542		57,784,353	(3,711,523)	54,072,830
Mid-Cap Growth Fund	251,177,306		75,831,831	(5,570,120)	70,261,711
Small-Cap Value Fund	59,461,616		6,541,727	(1,254,841)	5,286,886
Small-Cap Growth Fund	784,906,522		128,702,578	(24,678,258)	104,024,320
Pyrford International Stock Fund	146,756,317		18,760,553	(1,937,457)	16,823,096
Lloyd George Emerging Markets Equity Fund	82,570,945		12,836,008	(1,534,751)	11,301,257
Pyrford Global Strategic Return Fund	48,185,205		1,420,269	(425,548)	994,721
Ultra Short Tax-Free Fund	920,190,257		2,590,018	(346,912)	2,243,106
Short Tax-Free Fund	37,726,429		295,247	(75,597)	219,650
Short-Term Income Fund	260,981,492		3,295,543	(520,759)	2,774,784
Short-Intermediate Bond Fund	221,950,031		3,016,276	(158,349)	2,857,927
Intermediate Tax-Free Fund	1,259,008,705		59,200,008	(1,140,956)	58,059,052
Government Income Fund	274,240,334		4,127,361	(1,460,739)	2,666,622
TCH Corporate Income Fund	165,285,271		9,587,610	(373,127)	9,214,483
Aggregate Bond Fund	516,026,982		7,591,701	(1,973,265)	5,618,436
TCH Core Plus Bond Fund	531,719,258		12,756,050	(510,356)	12,245,694
Monegy High Yield Bond Fund	82,139,289		4,293,273	(216,215)	4,077,058
Government Money Market Fund	469,164,371	*	—	—	—
Tax-Free Money Market Fund	962,395,263	*	—	—	—
Prime Money Market Fund	3,423,259,339	*	—	—	—

*	at amortized cost

BMO Funds

The tax character of distributions reported on the Statement of Changes in Net Assets for the years ended August 31, 2012 and 2011 was as follows:

	2012			2011
Fund	Ordinary Income(1)	Tax-Exempt Income	Long-Term Capital Gains	Ordinary Income(1)	Tax-Exempt Income	Long-Term Capital Gains
Large-Cap Value Fund	$1,555,196	$—	$—	$1,064,385	$—	$—
Dividend Income Fund	791,870	—	—	—	—	—
Large-Cap Growth Fund	—	—	—	421,542	—	—
Mid-Cap Value Fund	1,335,904	—	—	1,472,665	—	—
Mid-Cap Growth Fund	—	—	—	—	—	—
Small-Cap Value Fund	—	—	—	—	—	—
Small-Cap Growth Fund		—	31,823,454	—	—	—
Pyrford International Stock Fund	—	—	—	—	—	—
Lloyd George Emerging Markets Equity Fund	1,375,427	—	2,721,487	3,154,941	—	1,840,777
Pyrford Global Strategic Return Fund	—	—	—	—	—	—
Ultra Short Tax-Free Fund	4,772	7,391,741	4,772	50,748	5,523,704	—
Short-Term Income Fund	3,495,063	—	—	3,082,641	—	—
Short-Intermediate Bond Fund	3,131,504	—	—	3,095,292	—	—
Intermediate Tax-Free Fund	218,145	23,560,101	294,793	850,582	15,768,406	373,740
Government Income Fund	10,956,506	—	5,717,087	17,176,935	—	—
TCH Corporate Income Fund	5,000,078	—	532,555	4,290,267	—	625,190
Aggregate Bond Fund	21,578,870	—	1,727,279	20,750,409	—	277,313
TCH Core Plus Bond	5,621,139	—	536,854	4,389,197	—	919,980
Monegy High Yield Bond Fund	2,934,701	—	—	—	—	—
Government Money Market Fund	51,823	—	—	149,408	—	—
Tax-Free Money Market Fund	77,393	1,678,512	14,649	59,803	2,161,718	44,892
Prime Money Market Fund	4,116,624	—	—	4,265,991	—	—

(1)	For tax purposes, short-term capital gain distributions are considered ordinary income.

As of August 31, 2012, the components of distributable earnings on a tax basis are as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)
Large-Cap Value Fund	$948,355	$—	$—	$(8,058,927)	$20,668,398
Dividend Income Fund	262,948	—	—	(10,471)	3,873,175
Large-Cap Growth Fund	404,698	—	15,056,712	—	19,662,869
Mid-Cap Value Fund	926,325	—	9,009,688	—	37,366,817
Mid-Cap Growth Fund	—	—	9,729,768	(632,371)	51,879,360
Small-Cap Value Fund	32,211	—	—	(284,078)	1,904,649
Small-Cap Growth Fund	—	—	33,923,394	(3,057,155)	50,692,202
Pyrford International Stock Fund	2,812,213	—	—	—	4,810,467
Lloyd George Emerging Markets Equity Fund	638,786	—	3,503,106	—	5,500,451
Pyrford Global Strategic Return Fund	—	—	—	(129,503)	471,920
Ultra Short Tax Free Fund	38,400	—	50,391	—	2,304,206
Short-Term Income Fund	25,498	—	—	(3,519,645)	1,982,354
Short-Intermediate Bond Fund	—	—	—	(28,776,069)	3,952,187
Intermediate Tax-Free Fund	3,577,627	486,093	3,027,868	—	53,208,581
Government Income Fund	1,420,791	—	915,721	—	4,476,008
TCH Corporate Income Fund	1,408,917	—	1,001,880	—	9,547,229
Aggregate Bond Fund	10,211,522	—	2,486,328	—	16,111,604
TCH Core Plus Bond Fund	1,534,979	—	1,094,636	—	11,353,701
Monegy High Yield Bond Fund	47,430	—	2,402	—	2,827,009
Government Money Market Fund	220	—	80	—	—
Tax-Free Money Market Fund	—	53	—	—	—
Prime Money Market Fund	13,401	—	2,560	—	—

Notes to Financial Statements (continued)

At August 31, 2012, certain Funds had capital loss carryforwards, which may reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders that would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Capital Loss Carryforward to Expire In:						Not Subject to Expiration
Fund	2013	2014	2015	2016	2018	2019	ST	LT	Total
Large-Cap Value Fund	$—	$—	$—	$—	$8,058,927	$—	$—	$—	$8,058,927
Dividend Income Fund	—	—	—	—	—	—	10,471	—	10,471
Small-Cap Value Fund	—	—	—	—	—	—	210,106	—	210,106
Pyrford Global Strategic Return Fund	—	—	—	—	—	—	108,016	—	108,016
Short-Term Income Fund	797,744	906,238	983,288	216,882	—	—	—	—	2,904,152
Short-Intermediate Bond Fund	—	2,100,216	4,819,127	—	20,798,157	952,005	—	—	28,669,505

Under The Registered Investment Company Modernization Act of 2010 (the “Modernization Act”), capital losses incurred during the fiscal years beginning after the enactment date of the Modernization Act (December 22, 2010) are carried forward indefinitely and retain the character of the original loss. However, any remaining pre-enactment capital loss carryovers may expire unused, since the post-enactment capital losses are utilized before pre-enactment capital loss carryovers according to the Modernization Act.

During the fiscal year ended August 31, 2012, the Large-Cap Value, Large-Cap Growth, Mid-Cap Value, Mid-Cap Growth, and Short-Term Income Funds, respectively, utilized $23,361,562, $7,690,340, $2,275,419, $7,271,215, and $727,122 of capital loss carryforwards.

The Short-Term Income Fund had losses expiring during the fiscal year ended August 31, 2012, in the amount of $1,179,193.

As of August 31, 2012, the Small-Cap Value, Short-Term Income, and Short-Intermediate Bond Funds had $73,972, $615,493 and $106,564 of post-October losses, which are deferred until fiscal year 2013 for tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

As of August 31, 2012, the Mid-Cap Growth, Small-Cap Growth, and Pyrford Global Strategic Return Funds, respectively, had $632,371, $3,057,155 and $21,487 of qualified late-year ordinary loss, which are deferred until fiscal year 2013 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

9.	Recently Issued Accounting Pronouncements

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the Financial Accounting Standards Board issued ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2013-01 will have on the financial statement disclosures.

10.	Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date which the financial statements were issued. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Shareholder Report Disclosure of Directors’ Approval of Advisory Contract

Approval of Investment Advisory Agreements for BMO Short Tax-Free Fund and BMO Low Volatility Equity Fund

On August 8, 2012, the Board of Directors (the “Board”) of Marshall Funds, Inc. (doing business as the BMO Funds) (the “Corporation”), including the Directors who are not “interested persons” of the Corporation as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), considered the initial approval of the investment advisory agreement (the “Advisory Agreement”) between the Corporation and BMO Asset Management Corp. (the “Adviser”) on behalf of the BMO Short Tax-Free Fund and BMO Low Volatility Equity Fund (each a “New Fund” and collectively the “New Funds”).

The Board met in person with management of the Adviser and with the portfolio managers for the New Funds, who outlined the objectives and principal investment strategies for each Fund, the rationale for launching the Funds within the mutual fund family, the capabilities of the respective investment teams, including performance expectations and capacity, and discussed the proposed fee and expense structure, competitive landscape and schedule for launch. The Board discussed the products, the investment teams, the nature and quality of services to be provided by each investment team, the fees and expenses, the anticipated growth of the Funds and the potential for economies of scale. The Board, including the Independent Directors, was satisfied with the proposed products, the capabilities of the Adviser and the investment teams to adequately manage the new products, and the relative fees and expenses. The Independent Directors also met separately in executive session with their independent legal counsel to review and consider the information provided by the Adviser regarding the proposed Advisory Agreement for the New Funds.

The Independent Directors considered, among other factors, the Adviser’s long-term relationship with the Corporation, the services the Adviser provides for other funds of the Corporation, and the services provided by the portfolio managers to other BMO Funds. The Independent Directors noted that, in evaluating the Advisory Agreement, they were taking into account their accumulated experience as Independent Directors in working with the Adviser on matters relating to the Corporation’s other funds. Based on their review, the Independent Directors concluded that it was in the best interests of the New Funds to approve the Advisory Agreement and, accordingly, recommended that the Board approve the Advisory Agreement. The material factors and conclusions that formed the basis for the Board’s determinations are discussed below.

Nature, Extent and Quality of Services

In evaluating the nature, extent and quality of the services to be provided by the Adviser to the New Funds, the Board reviewed information describing the resources and key personnel of the Adviser, including the personnel who would provide investment management services to the New Funds. The Board considered the capabilities of the respective investment teams, including performance expectations and capacity. The Board also considered the administrative services that the Adviser would provide for the New Funds and took into account its review of the advisory functions and other services performed by the Adviser for the Corporation’s other funds, that it was undertaking at the same meeting. The Board also considered the Adviser’s experience in managing new funds.

Based upon this review, the Board concluded that the nature, quality and extent of the services to be provided to the New Funds by the Adviser are expected to be satisfactory.

Costs of Services Provided and Profits Realized by the Adviser

The Board reviewed information comparing each New Fund’s management fee and net expense ratio to the average management fee and average net expense ratio of a peer group of funds provided by the Adviser using data obtained from Lipper Inc. (“Lipper”). The Board considered that the Adviser has agreed to contractual expense limitations for the New Funds through December 29, 2013 (the “Expense Limitation”), and that the net expense ratio for the New Funds takes into account the effect of the Expense Limitation. In reviewing the information, the Board noted that the Fund’s management fee and net expense ratio for each New Fund were both favorable when compared to peer funds.

The Board also noted that because the New Funds were newly organized and had no assets, the Adviser did not provide profitability information. The Board considered the proposed Expense Limitation Agreement and concluded that profitability was not expected to be unreasonable.

On the basis of the information provided, the Board concluded that each New Fund’s management fee was reasonable, taking into account the nature, quality and extent of services to be provided by the Adviser.

Economies of Scale

The Board considered the extent to which economies of scale would be realized as the New Funds grow and whether the New Funds’ fee levels reflect these economies of scale for the benefit of shareholders. The Board noted that the Advisory Agreement contained breakpoints which would provide additional economies of scale as the New Funds grow. The Board considered that the New Funds were not yet operational and had no assets and also considered each New Fund’s net expense ratio giving effect to the Expense Limitation and concluded that the New Funds’ Expense Limitation was a reasonable way to provide the benefits of economies of scale to shareholders at this time.

Shareholder Report Disclosure of Directors’ Approval of Advisory Contract (continued)

Other Benefits to the Adviser

The Board considered benefits that accrue to the Adviser and its affiliates from their contractual relationships with the New Funds, including administration and custody fees and revenues from securities lending. Taking into account these benefits, the Board concluded that the management fee for each New Fund was reasonable.

Conclusion

After full consideration of the above factors, as well as other factors that were instructive in evaluating the Advisory Agreement, the Board concluded that the terms of the Advisory Agreement are fair and reasonable and that approval of the Advisory Agreement is in the best interests of each applicable New Fund, taking into consideration the nature, extent and quality of services to be provided, proposed fee and expense levels, economies of scale and other benefits to the Adviser.

NOTES

NOTES

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectuses, which contain facts concerning each Fund’s objective and policies, management fees, expenses, and other information.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the Funds’ Statement of Additional Information, which is available on the Funds’ website at http://www.bmofundsus.com and on the SEC’s website at http://www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the SEC’s website at http://www.sec.gov.

Disclosure of Portfolio Holdings

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the BMO Funds are not bank deposits or other obligations of, or issued, endorsed or guaranteed by, BMO Harris Bank, NA, or any of its affiliates. Shares of the BMO Funds, like shares of all mutual funds, are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

PRSRT STD

U.S. POSTAGE

PAID

LANCASTER, PA

PERMIT NO. 1377

BMO Funds U.S. Services

P.O. Box 55931

Boston, MA 02205-5931

1-800-236-FUND (3863)

414-287-8555

www.bmofundsus.com

M&I Distributors, LLC, Distributor

BMO Asset Management Corp., Investment Adviser

© 2013 BMO Financial Group	Investment Products are: Not FDIC Insured	No Bank Guarantee	May Lose Value

12-328-012 (3/13)

Item 2.  Code of Ethics.

Not applicable to semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)  Not applicable to semi-annual reports.

(a) (2)  Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (3)  Not applicable to open-end management investment companies.

(b)        Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Marshall Funds, Inc., d/b/a BMO Funds

/s/ John M. Blaser
By: John M. Blaser
President
April 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser
By: John M. Blaser
President
(Principal Executive Officer)
April 19, 2013

/s/ Timothy M. Bonin
By: Timothy M. Bonin
Treasurer
(Principal Financial Officer)
April 19, 2013